UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4008

Fidelity Investment Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Canada Fund

July 31, 2011

1.804819.107

CAN-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 3.6%
Auto Components - 0.4%
Magna International, Inc. Class A (sub. vtg.)	390,400	$ 19,041,909
Hotels, Restaurants & Leisure - 1.2%
Starbucks Corp.	450,000	18,040,500
Tim Hortons, Inc. (Canada)	910,300	43,685,634
		61,726,134
Media - 1.0%
Astral Media, Inc. Class A (non-vtg.)	400,000	15,285,744
Cineplex, Inc. (d)	150,000	3,782,185
Corus Entertainment, Inc. Class B (non-vtg.)	600,000	13,464,517
Quebecor, Inc. Class B (sub. vtg.)	550,000	17,448,713
		49,981,159
Multiline Retail - 0.8%
Dollarama, Inc.	1,128,775	37,759,733
Textiles, Apparel & Luxury Goods - 0.2%
Gildan Activewear, Inc.	366,400	10,983,563
TOTAL CONSUMER DISCRETIONARY		179,492,498
CONSUMER STAPLES - 1.0%
Food & Staples Retailing - 1.0%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	740,200	23,358,834
Metro, Inc. Class A (sub. vtg.)	550,000	27,269,730
		50,628,564
ENERGY - 24.8%
Energy Equipment & Services - 5.6%
Baker Hughes, Inc.	550,000	42,559,000
Calfrac Well Services Ltd.	450,000	17,102,261
Ensign Energy Services, Inc.	100,000	2,154,072
Halliburton Co.	630,000	34,479,900
Oceaneering International, Inc.	440,000	19,008,000
Precision Drilling Corp. (a)	3,300,000	56,991,836
Rowan Companies, Inc. (a)	350,000	13,709,500
Savanna Energy Services Corp. (a)	300,000	3,067,825
Trican Well Service Ltd.	1,700,000	44,501,779
Trinidad Drilling Ltd.	4,300,000	44,962,320
		278,536,493
Oil, Gas & Consumable Fuels - 19.2%
Baytex Energy Corp. (d)	1,900,000	106,057,149
Canadian Natural Resources Ltd.	1,500,000	60,571,488
Canadian Oil Sands Ltd.	1,800,000	49,191,961
Cenovus Energy, Inc.	2,900,000	111,489,428
Crescent Point Energy Corp. (d)	683,400	30,722,242
Enbridge, Inc.	4,037,800	132,578,800
HollyFrontier Corp.	200,000	15,078,000
Imperial Oil Ltd.	750,000	32,970,484
Keyera Corp.	1,058,402	48,632,874

	Shares	Value
MEG Energy Corp.	200,000	$ 10,772,451
Petrominerales Ltd.	692,130	22,080,932
Suncor Energy, Inc.	5,307,600	203,437,630
Talisman Energy, Inc.	5,500,000	100,167,469
Tourmaline Oil Corp. (a)	550,000	20,522,818
Vermilion Energy, Inc. (d)	300,000	15,043,961
		959,317,687
TOTAL ENERGY		1,237,854,180
FINANCIALS - 17.5%
Commercial Banks - 14.4%
Bank of Montreal (d)	1,500,000	94,248,482
Bank of Nova Scotia (d)	2,800,000	158,785,849
Canadian Imperial Bank of Commerce (d)	754,600	57,641,520
Canadian Western Bank, Edmonton (d)	800,000	25,497,174
National Bank of Canada	1,000,000	77,506,803
Royal Bank of Canada (d)	1,490,000	80,161,189
The Toronto-Dominion Bank (d)	2,848,800	228,076,944
		721,917,961
Insurance - 1.9%
Industrial Alliance Life Insurance Co.	650,000	25,648,943
Intact Financial Corp. (d)	1,175,925	68,248,944
		93,897,887
Real Estate Management & Development - 1.2%
Brookfield Asset Management, Inc. Class A	1,550,000	48,832,950
Brookfield Properties Corp.	600,000	11,398,367
		60,231,317
TOTAL FINANCIALS		876,047,165
HEALTH CARE - 9.4%
Health Care Providers & Services - 0.2%
Accretive Health, Inc. (a)(d)	362,000	10,874,480
Health Care Technology - 3.6%
SXC Health Solutions Corp. (a)	2,803,234	177,424,702
Pharmaceuticals - 5.6%
Valeant Pharmaceuticals International, Inc. (Canada)	5,098,251	280,633,264
TOTAL HEALTH CARE		468,932,446
INDUSTRIALS - 6.4%
Aerospace & Defense - 0.9%
Bombardier, Inc. Class B (sub. vtg.)	7,800,000	47,188,612
Airlines - 0.2%
Air Canada Class A (a)	4,475,000	9,929,872
Commercial Services & Supplies - 0.6%
Progressive Waste Solution Ltd.	1,384,000	31,130,584
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 0.7%
SNC-Lavalin Group, Inc.	600,000	$ 33,918,777
Road & Rail - 2.8%
Canadian National Railway Co.	1,850,000	138,720,955
Trading Companies & Distributors - 1.2%
Finning International, Inc.	2,050,000	58,792,129
TOTAL INDUSTRIALS		319,680,929
INFORMATION TECHNOLOGY - 5.7%
Internet Software & Services - 3.6%
Open Text Corp. (a)	2,682,440	181,066,104
IT Services - 2.0%
CGI Group, Inc. Class A (sub. vtg.) (a)	4,590,000	98,679,715
Software - 0.1%
Solera Holdings, Inc.	100,000	5,588,000
TOTAL INFORMATION TECHNOLOGY		285,333,819
MATERIALS - 26.9%
Chemicals - 6.2%
Agrium, Inc.	600,000	52,507,850
Methanex Corp.	500,000	14,810,551
Potash Corp. of Saskatchewan, Inc.	4,180,000	241,332,217
		308,650,618
Metals & Mining - 20.7%
Agnico-Eagle Mines Ltd. (Canada)	580,000	32,259,996
Alamos Gold, Inc.	100,000	1,772,033
Barrick Gold Corp.	2,450,000	116,807,097
Copper Mountain Mining Corp. (a)	400,000	2,930,710
Detour Gold Corp. (a)	1,580,000	49,662,340
Detour Gold Corp. (a)(e)(f)	300,000	9,429,558
Eldorado Gold Corp.	3,570,000	61,467,972
First Majestic Silver Corp. (a)	600,000	13,433,117
First Quantum Minerals Ltd.	480,000	66,548,880
Franco-Nevada Corp.	785,156	32,831,256
Goldcorp, Inc.	5,900,000	282,155,116
Grande Cache Coal Corp. (a)	2,822,800	25,763,885
IAMGOLD Corp.	1,900,000	38,023,864
Ivanhoe Mines Ltd. (a)	1,035,000	27,104,564
Kinross Gold Corp.	900,000	14,695,416
Labrador Iron Ore Royalty Corp. unit	300,000	11,564,790
Major Drilling Group International, Inc.	1,400,000	20,895,960
New Gold, Inc. (a)	600,000	6,487,335
Osisko Mining Corp. (a)	1,765,700	26,187,952
Silver Standard Resources, Inc. (a)	350,000	9,590,000
Silver Wheaton Corp.	2,775,900	99,977,726

	Shares	Value
Tahoe Resources, Inc. (a)	241,050	$ 4,932,518
Teck Resources Ltd. Class B (sub. vtg.)	1,620,000	80,270,881
		1,034,792,966
TOTAL MATERIALS		1,343,443,584
TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 3.5%
BCE, Inc.	2,300,000	87,772,661
TELUS Corp.	1,600,000	88,072,012
		175,844,673
TOTAL COMMON STOCKS (Cost $3,912,975,517)		4,937,257,858
Money Market Funds - 9.5%

Fidelity Cash Central Fund, 0.14% (b)	7,141,713	7,141,713
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	471,005,799	471,005,799
TOTAL MONEY MARKET FUNDS (Cost $478,147,512)		478,147,512
TOTAL INVESTMENT PORTFOLIO - 108.3% (Cost $4,391,123,029)	5,415,405,370
NET OTHER ASSETS (LIABILITIES) - (8.3)%	(417,039,088)
NET ASSETS - 100%	$ 4,998,366,282
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,429,558 or 0.2% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 58,805
Fidelity Securities Lending Cash Central Fund	3,394,964
Total	$ 3,453,769
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
SXC Health Solutions Corp.	$ 148,489,830	$ 39,379,070	$ 73,546,478	$ -	$ -
Total	$ 148,489,830	$ 39,379,070	$ 73,546,478	$ -	$ -
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At July 31, 2011, the cost of investment securities for income tax purposes was $4,423,324,735. Net unrealized appreciation aggregated $992,080,635, of which $1,062,414,563 related to appreciated investment securities and $70,333,928 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Canada Fund

July 31, 2011
Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Canada Fund

1.855812.104

ACAN-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 3.6%
Auto Components - 0.4%
Magna International, Inc. Class A (sub. vtg.)	390,400	$ 19,041,909
Hotels, Restaurants & Leisure - 1.2%
Starbucks Corp.	450,000	18,040,500
Tim Hortons, Inc. (Canada)	910,300	43,685,634
		61,726,134
Media - 1.0%
Astral Media, Inc. Class A (non-vtg.)	400,000	15,285,744
Cineplex, Inc. (d)	150,000	3,782,185
Corus Entertainment, Inc. Class B (non-vtg.)	600,000	13,464,517
Quebecor, Inc. Class B (sub. vtg.)	550,000	17,448,713
		49,981,159
Multiline Retail - 0.8%
Dollarama, Inc.	1,128,775	37,759,733
Textiles, Apparel & Luxury Goods - 0.2%
Gildan Activewear, Inc.	366,400	10,983,563
TOTAL CONSUMER DISCRETIONARY		179,492,498
CONSUMER STAPLES - 1.0%
Food & Staples Retailing - 1.0%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	740,200	23,358,834
Metro, Inc. Class A (sub. vtg.)	550,000	27,269,730
		50,628,564
ENERGY - 24.8%
Energy Equipment & Services - 5.6%
Baker Hughes, Inc.	550,000	42,559,000
Calfrac Well Services Ltd.	450,000	17,102,261
Ensign Energy Services, Inc.	100,000	2,154,072
Halliburton Co.	630,000	34,479,900
Oceaneering International, Inc.	440,000	19,008,000
Precision Drilling Corp. (a)	3,300,000	56,991,836
Rowan Companies, Inc. (a)	350,000	13,709,500
Savanna Energy Services Corp. (a)	300,000	3,067,825
Trican Well Service Ltd.	1,700,000	44,501,779
Trinidad Drilling Ltd.	4,300,000	44,962,320
		278,536,493
Oil, Gas & Consumable Fuels - 19.2%
Baytex Energy Corp. (d)	1,900,000	106,057,149
Canadian Natural Resources Ltd.	1,500,000	60,571,488
Canadian Oil Sands Ltd.	1,800,000	49,191,961
Cenovus Energy, Inc.	2,900,000	111,489,428
Crescent Point Energy Corp. (d)	683,400	30,722,242
Enbridge, Inc.	4,037,800	132,578,800
HollyFrontier Corp.	200,000	15,078,000
Imperial Oil Ltd.	750,000	32,970,484
Keyera Corp.	1,058,402	48,632,874

	Shares	Value
MEG Energy Corp.	200,000	$ 10,772,451
Petrominerales Ltd.	692,130	22,080,932
Suncor Energy, Inc.	5,307,600	203,437,630
Talisman Energy, Inc.	5,500,000	100,167,469
Tourmaline Oil Corp. (a)	550,000	20,522,818
Vermilion Energy, Inc. (d)	300,000	15,043,961
		959,317,687
TOTAL ENERGY		1,237,854,180
FINANCIALS - 17.5%
Commercial Banks - 14.4%
Bank of Montreal (d)	1,500,000	94,248,482
Bank of Nova Scotia (d)	2,800,000	158,785,849
Canadian Imperial Bank of Commerce (d)	754,600	57,641,520
Canadian Western Bank, Edmonton (d)	800,000	25,497,174
National Bank of Canada	1,000,000	77,506,803
Royal Bank of Canada (d)	1,490,000	80,161,189
The Toronto-Dominion Bank (d)	2,848,800	228,076,944
		721,917,961
Insurance - 1.9%
Industrial Alliance Life Insurance Co.	650,000	25,648,943
Intact Financial Corp. (d)	1,175,925	68,248,944
		93,897,887
Real Estate Management & Development - 1.2%
Brookfield Asset Management, Inc. Class A	1,550,000	48,832,950
Brookfield Properties Corp.	600,000	11,398,367
		60,231,317
TOTAL FINANCIALS		876,047,165
HEALTH CARE - 9.4%
Health Care Providers & Services - 0.2%
Accretive Health, Inc. (a)(d)	362,000	10,874,480
Health Care Technology - 3.6%
SXC Health Solutions Corp. (a)	2,803,234	177,424,702
Pharmaceuticals - 5.6%
Valeant Pharmaceuticals International, Inc. (Canada)	5,098,251	280,633,264
TOTAL HEALTH CARE		468,932,446
INDUSTRIALS - 6.4%
Aerospace & Defense - 0.9%
Bombardier, Inc. Class B (sub. vtg.)	7,800,000	47,188,612
Airlines - 0.2%
Air Canada Class A (a)	4,475,000	9,929,872
Commercial Services & Supplies - 0.6%
Progressive Waste Solution Ltd.	1,384,000	31,130,584
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 0.7%
SNC-Lavalin Group, Inc.	600,000	$ 33,918,777
Road & Rail - 2.8%
Canadian National Railway Co.	1,850,000	138,720,955
Trading Companies & Distributors - 1.2%
Finning International, Inc.	2,050,000	58,792,129
TOTAL INDUSTRIALS		319,680,929
INFORMATION TECHNOLOGY - 5.7%
Internet Software & Services - 3.6%
Open Text Corp. (a)	2,682,440	181,066,104
IT Services - 2.0%
CGI Group, Inc. Class A (sub. vtg.) (a)	4,590,000	98,679,715
Software - 0.1%
Solera Holdings, Inc.	100,000	5,588,000
TOTAL INFORMATION TECHNOLOGY		285,333,819
MATERIALS - 26.9%
Chemicals - 6.2%
Agrium, Inc.	600,000	52,507,850
Methanex Corp.	500,000	14,810,551
Potash Corp. of Saskatchewan, Inc.	4,180,000	241,332,217
		308,650,618
Metals & Mining - 20.7%
Agnico-Eagle Mines Ltd. (Canada)	580,000	32,259,996
Alamos Gold, Inc.	100,000	1,772,033
Barrick Gold Corp.	2,450,000	116,807,097
Copper Mountain Mining Corp. (a)	400,000	2,930,710
Detour Gold Corp. (a)	1,580,000	49,662,340
Detour Gold Corp. (a)(e)(f)	300,000	9,429,558
Eldorado Gold Corp.	3,570,000	61,467,972
First Majestic Silver Corp. (a)	600,000	13,433,117
First Quantum Minerals Ltd.	480,000	66,548,880
Franco-Nevada Corp.	785,156	32,831,256
Goldcorp, Inc.	5,900,000	282,155,116
Grande Cache Coal Corp. (a)	2,822,800	25,763,885
IAMGOLD Corp.	1,900,000	38,023,864
Ivanhoe Mines Ltd. (a)	1,035,000	27,104,564
Kinross Gold Corp.	900,000	14,695,416
Labrador Iron Ore Royalty Corp. unit	300,000	11,564,790
Major Drilling Group International, Inc.	1,400,000	20,895,960
New Gold, Inc. (a)	600,000	6,487,335
Osisko Mining Corp. (a)	1,765,700	26,187,952
Silver Standard Resources, Inc. (a)	350,000	9,590,000
Silver Wheaton Corp.	2,775,900	99,977,726

	Shares	Value
Tahoe Resources, Inc. (a)	241,050	$ 4,932,518
Teck Resources Ltd. Class B (sub. vtg.)	1,620,000	80,270,881
		1,034,792,966
TOTAL MATERIALS		1,343,443,584
TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 3.5%
BCE, Inc.	2,300,000	87,772,661
TELUS Corp.	1,600,000	88,072,012
		175,844,673
TOTAL COMMON STOCKS (Cost $3,912,975,517)		4,937,257,858
Money Market Funds - 9.5%

Fidelity Cash Central Fund, 0.14% (b)	7,141,713	7,141,713
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	471,005,799	471,005,799
TOTAL MONEY MARKET FUNDS (Cost $478,147,512)		478,147,512
TOTAL INVESTMENT PORTFOLIO - 108.3% (Cost $4,391,123,029)	5,415,405,370
NET OTHER ASSETS (LIABILITIES) - (8.3)%	(417,039,088)
NET ASSETS - 100%	$ 4,998,366,282
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,429,558 or 0.2% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 58,805
Fidelity Securities Lending Cash Central Fund	3,394,964
Total	$ 3,453,769
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
SXC Health Solutions Corp.	$ 148,489,830	$ 39,379,070	$ 73,546,478	$ -	$ -
Total	$ 148,489,830	$ 39,379,070	$ 73,546,478	$ -	$ -
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At July 31, 2011, the cost of investment securities for income tax purposes was $4,423,324,735. Net unrealized appreciation aggregated $992,080,635, of which $1,062,414,563 related to appreciated investment securities and $70,333,928 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor China Region Fund:
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2011

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
China Region Fund

1.861466.103

AHKC-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 6.3%
Automobiles - 0.1%
BYD Co. Ltd. (H Shares) (a)	707,000	$ 2,335,863
Distributors - 0.5%
Li & Fung Ltd.	5,606,000	9,321,994
Diversified Consumer Services - 0.2%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	27,416	3,501,846
Hotels, Restaurants & Leisure - 2.8%
7 Days Group Holdings Ltd. ADR (a)(d)	169,000	3,711,240
Ctrip.com International Ltd. sponsored ADR (a)	265,200	12,225,720
Grand Korea Leisure Co. Ltd.	114,890	2,544,515
Las Vegas Sands Corp. (a)	128,000	6,039,040
Melco International Development Ltd.	1,964,000	2,426,714
Shangri-La Asia Ltd.	5,894,000	15,200,467
SJM Holdings Ltd.	5,172,000	13,019,918
		55,167,614
Media - 0.7%
Television Broadcasts Ltd.	1,882,000	12,882,637
Multiline Retail - 0.8%
Far East Department Stores Co. Ltd.	6,899,615	15,003,318
Specialty Retail - 1.1%
Belle International Holdings Ltd.	3,875,000	8,482,063
Chow Sang Sang Holdings International Ltd.	880,000	3,325,207
Emperor Watch & Jewellery Ltd.	26,030,000	5,610,922
Lentuo International, Inc. ADR (d)	148,100	927,106
Luk Fook Holdings International Ltd.	575,000	3,021,151
		21,366,449
Textiles, Apparel & Luxury Goods - 0.1%
Trinity Ltd.	1,970,000	2,183,890
TOTAL CONSUMER DISCRETIONARY		121,763,611
CONSUMER STAPLES - 3.9%
Beverages - 1.7%
Tibet 5100 Water Resources Holdings Ltd. (a)	9,973,000	5,054,447
Tsingtao Brewery Co. Ltd. (H Shares)	1,384,000	8,790,064
Wuliangye Yibin Co. Ltd. (BNP Paribas Warrant Program) warrants 5/5/15 (a)	1,351,900	7,980,767
Yantai Changyu Pioneer Wine Co. (B Shares)	1,027,608	12,327,921
		34,153,199
Food & Staples Retailing - 2.1%
Beijing Jingkelong Co. Ltd. (H Shares)	2,014,000	2,532,423
China Resources Enterprise Ltd.	3,058,000	13,281,493

	Shares	Value
Dairy Farm International Holdings Ltd.	2,519,100	$ 22,671,900
Lianhua Supermarket Holdings Ltd. (H Shares)	933,600	2,045,971
		40,531,787
Food Products - 0.1%
Uni-President China Holdings Ltd.	3,124,000	1,915,974
TOTAL CONSUMER STAPLES		76,600,960
ENERGY - 8.3%
Energy Equipment & Services - 0.1%
Anhui Tianda Oil Pipe Co. Ltd.	4,216,000	1,298,263
Oil, Gas & Consumable Fuels - 8.2%
China Petroleum & Chemical Corp. (H Shares)	24,490,000	24,258,884
CNOOC Ltd.	35,654,000	79,365,720
CNPC (Hong Kong) Ltd.	11,420,000	19,107,085
PetroChina Co. Ltd. (H Shares)	26,084,000	37,218,501
		159,950,190
TOTAL ENERGY		161,248,453
FINANCIALS - 40.1%
Capital Markets - 2.0%
China Vanke Co. Ltd. Class A (UBS Warrant Programme) warrants 7/15/13 (a)	3,174,100	4,018,785
Citic Securities Co. Ltd. (UBS Warrant Programme) warrants 9/16/13 (a)	3,008,600	5,781,635
Wuliangye Yibin Co. Ltd. (UBS Warrant Programme) warrants 4/22/13 (a)	345,100	2,037,253
Yuanta Financial Holding Co. Ltd.	38,690,000	27,597,438
		39,435,111
Commercial Banks - 18.6%
Bank of China Ltd. (H Shares)	92,344,300	42,535,867
BOC Hong Kong (Holdings) Ltd.	15,600,000	46,637,071
China Construction Bank Corp. (H Shares)	70,249,000	56,604,445
China Merchants Bank Co. Ltd. (H Shares)	7,836,464	18,601,271
Chinatrust Financial Holding Co. Ltd.	21,125,335	19,018,654
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	18,041,000	10,439,697
E.Sun Financial Holdings Co. Ltd.	18,081,652	12,490,615
Hang Seng Bank Ltd.	2,579,000	40,535,746
HSBC Holdings PLC (Hong Kong)	991,360	9,710,127
Industrial & Commercial Bank of China Ltd. (H Shares)	90,335,000	68,732,396
Mega Financial Holding Co. Ltd.	18,555,000	17,828,991
Standard Chartered PLC (United Kingdom)	407,138	10,413,014
Wing Hang Bank Ltd.	904,500	9,719,505
		363,267,399
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 4.4%
Fubon Financial Holding Co. Ltd.	14,026,985	$ 22,827,850
Hong Kong Exchanges and Clearing Ltd.	3,082,700	63,641,155
		86,469,005
Insurance - 5.1%
AIA Group Ltd.	10,084,800	37,071,713
Cathay Financial Holding Co. Ltd.	16,414,248	24,553,169
China Life Insurance Co. Ltd. (H Shares)	2,911,000	9,708,239
Ping An Insurance Group Co. China Ltd. (H Shares)	2,897,500	28,198,745
		99,531,866
Real Estate Management & Development - 10.0%
Cheung Kong Holdings Ltd.	2,837,000	43,353,268
China Resources Land Ltd.	2,628,000	5,152,280
Henderson Land Development Co. Ltd.	1,244,076	7,885,416
Huaku Development Co. Ltd.	1,594,348	4,736,671
Hung Poo Real Estate Development Co. Ltd.	2,056,000	3,025,623
K Wah International Holdings Ltd.	8,046,000	2,818,340
Kerry Properties Ltd.	2,211,500	10,725,795
New World Development Co. Ltd.	3,331,000	4,906,449
Sino Land Ltd.	5,164,000	8,759,280
Sinyi Realty, Inc.	1,415,244	2,700,137
Sun Hung Kai Properties Ltd.	2,482,000	37,769,150
Swire Pacific Ltd. (A Shares)	1,451,000	20,441,864
Wharf Holdings Ltd.	5,660,000	41,648,618
		193,922,891
TOTAL FINANCIALS		782,626,272
INDUSTRIALS - 5.1%
Building Products - 0.2%
China Liansu Group Holdings Ltd.	4,848,000	3,645,113
Electrical Equipment - 0.1%
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	669,000	1,974,262
Industrial Conglomerates - 2.6%
Far Eastern Textile Ltd.	1,243,228	1,990,973
Hutchison Whampoa Ltd.	3,816,000	44,481,973
Shanghai Industrial Holdings Ltd.	539,000	1,960,616
Shun Tak Holdings Ltd.	4,960,000	3,271,113
		51,704,675
Machinery - 1.1%
Airtac International Group	647,000	5,040,686
China International Marine Containers (Group) Ltd. (B Shares)	8,547,087	13,730,084
Shanghai Zhenhua Port Machinery Co. Ltd. (B Shares) (a)	4,651,884	2,367,809
		21,138,579
Professional Services - 0.3%
51job, Inc. sponsored ADR (a)(d)	80,400	5,310,420

	Shares	Value
Transportation Infrastructure - 0.8%
China Merchant Holdings International Co. Ltd.	2,486,597	$ 8,837,632
Cosco Pacific Ltd.	3,958,000	6,429,249
		15,266,881
TOTAL INDUSTRIALS		99,039,930
INFORMATION TECHNOLOGY - 16.6%
Communications Equipment - 2.4%
AAC Acoustic Technology Holdings, Inc.	3,526,000	8,125,300
HTC Corp.	1,338,750	39,773,113
		47,898,413
Computers & Peripherals - 0.3%
Catcher Technology Co. Ltd.	674,000	5,881,163
Electronic Equipment & Components - 2.7%
Cheng Uei Precision Industries Co. Ltd.	1,261,000	3,798,719
Chroma ATE, Inc.	928,560	2,331,046
Hon Hai Precision Industry Co. Ltd. (Foxconn)	8,765,589	24,979,501
Kingboard Chemical Holdings Ltd.	2,086,500	9,918,759
Unimicron Technology Corp.	6,134,000	10,895,921
		51,923,946
Internet Software & Services - 6.0%
Baidu.com, Inc. sponsored ADR (a)	135,400	21,267,278
Qihoo 360 Technology Co. Ltd. ADR (d)	372,000	8,574,600
SINA Corp. (a)(d)	66,800	7,220,412
SouFun Holdings Ltd. ADR (d)	526,300	10,947,040
Tencent Holdings Ltd.	2,673,100	69,555,888
		117,565,218
Semiconductors & Semiconductor Equipment - 5.2%
Hynix Semiconductor, Inc.	281,910	6,484,227
Spreadtrum Communications, Inc. ADR (d)	415,400	5,628,670
Taiwan Semiconductor Manufacturing Co. Ltd.	35,639,796	88,433,769
		100,546,666
TOTAL INFORMATION TECHNOLOGY		323,815,406
MATERIALS - 9.0%
Chemicals - 5.0%
China Bluechemical Ltd. (H shares)	6,142,000	4,783,538
Formosa Chemicals & Fibre Corp.	5,167,000	18,696,382
Formosa Plastics Corp.	10,889,250	40,910,098
Incitec Pivot Ltd.	1,035,221	4,492,515
Nan Ya Plastics Corp.	5,714,000	15,768,899
Sateri Holdings Ltd.	9,916,500	4,822,235
Taiwan Fertilizer Co. Ltd.	2,340,000	8,345,568
		97,819,235
Construction Materials - 1.2%
Anhui Conch Cement Co. Ltd. (H Shares)	4,972,000	23,284,919
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.1%
Greatview Aseptic Pack Co. Ltd.	2,957,000	$ 1,559,351
Metals & Mining - 2.7%
Iluka Resources Ltd.	786,544	15,347,065
Kingsgate Consolidated NL	288,376	2,813,400
Lynas Corp. Ltd. (a)	4,210,573	9,945,784
Medusa Mining Ltd.	817,297	6,312,401
Zhaojin Mining Industry Co. Ltd. (H Shares)	4,485,000	8,942,608
Zijin Mining Group Co. Ltd. (H Shares)	16,645,000	8,991,179
		52,352,437
TOTAL MATERIALS		175,015,942
TELECOMMUNICATION SERVICES - 8.3%
Diversified Telecommunication Services - 3.3%
China Telecom Corp. Ltd. (H Shares)	26,604,000	17,430,188
China Unicom (Hong Kong) Ltd.	23,222,000	46,383,844
		63,814,032
Wireless Telecommunication Services - 5.0%
China Mobile (Hong Kong) Ltd.	6,207,000	61,752,121
Far EasTone Telecommunications Co. Ltd.	3,972,000	6,553,525
SOFTBANK CORP.	762,800	29,832,106
		98,137,752
TOTAL TELECOMMUNICATION SERVICES		161,951,784
UTILITIES - 1.7%
Electric Utilities - 1.4%
Cheung Kong Infrastructure Holdings Ltd.	1,985,000	11,435,564
Power Assets Holdings Ltd.	1,891,000	15,649,555
		27,085,119

	Shares	Value
Gas Utilities - 0.3%
Enn Energy Holdings Ltd.	1,894,000	$ 6,391,260
Independent Power Producers & Energy Traders - 0.0%
Huaneng Power International, Inc. (H Shares)	152,000	74,652
TOTAL UTILITIES		33,551,031
TOTAL COMMON STOCKS (Cost $1,503,480,042)		1,935,613,389
Money Market Funds - 1.9%

Fidelity Cash Central Fund, 0.14% (b)	10,410,131	10,410,131
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	26,585,565	26,585,565
TOTAL MONEY MARKET FUNDS (Cost $36,995,696)		36,995,696
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $1,540,475,738)	1,972,609,085
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(22,745,931)
NET ASSETS - 100%	$ 1,949,863,154
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 47,976
Fidelity Securities Lending Cash Central Fund	673,946
Total	$ 721,922
Other Information

The following is a summary of the inputs used, as of July 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 121,763,611	$ 121,763,611	$ -	$ -
Consumer Staples	76,600,960	68,620,193	7,980,767	-
Energy	161,248,453	20,405,348	140,843,105	-
Financials	782,626,272	751,370,233	31,256,039	-
Industrials	99,039,930	99,039,930	-	-
Information Technology	323,815,406	235,381,637	88,433,769	-
Materials	175,015,942	175,015,942	-	-
Telecommunication Services	161,951,784	36,385,631	125,566,153	-
Utilities	33,551,031	33,476,379	74,652	-
Money Market Funds	36,995,696	36,995,696	-	-
Total Investments in Securities:	$ 1,972,609,085	$ 1,578,454,600	$ 394,154,485	$ -
Income Tax Information

At July 31, 2011, the cost of investment securities for income tax purposes was $1,546,262,605. Net unrealized appreciation aggregated $426,346,480, of which $458,171,943 related to appreciated investment securities and $31,825,463 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® China Region Fund

July 31, 2011

1.804836.107

HKC-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 6.3%
Automobiles - 0.1%
BYD Co. Ltd. (H Shares) (a)	707,000	$ 2,335,863
Distributors - 0.5%
Li & Fung Ltd.	5,606,000	9,321,994
Diversified Consumer Services - 0.2%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	27,416	3,501,846
Hotels, Restaurants & Leisure - 2.8%
7 Days Group Holdings Ltd. ADR (a)(d)	169,000	3,711,240
Ctrip.com International Ltd. sponsored ADR (a)	265,200	12,225,720
Grand Korea Leisure Co. Ltd.	114,890	2,544,515
Las Vegas Sands Corp. (a)	128,000	6,039,040
Melco International Development Ltd.	1,964,000	2,426,714
Shangri-La Asia Ltd.	5,894,000	15,200,467
SJM Holdings Ltd.	5,172,000	13,019,918
		55,167,614
Media - 0.7%
Television Broadcasts Ltd.	1,882,000	12,882,637
Multiline Retail - 0.8%
Far East Department Stores Co. Ltd.	6,899,615	15,003,318
Specialty Retail - 1.1%
Belle International Holdings Ltd.	3,875,000	8,482,063
Chow Sang Sang Holdings International Ltd.	880,000	3,325,207
Emperor Watch & Jewellery Ltd.	26,030,000	5,610,922
Lentuo International, Inc. ADR (d)	148,100	927,106
Luk Fook Holdings International Ltd.	575,000	3,021,151
		21,366,449
Textiles, Apparel & Luxury Goods - 0.1%
Trinity Ltd.	1,970,000	2,183,890
TOTAL CONSUMER DISCRETIONARY		121,763,611
CONSUMER STAPLES - 3.9%
Beverages - 1.7%
Tibet 5100 Water Resources Holdings Ltd. (a)	9,973,000	5,054,447
Tsingtao Brewery Co. Ltd. (H Shares)	1,384,000	8,790,064
Wuliangye Yibin Co. Ltd. (BNP Paribas Warrant Program) warrants 5/5/15 (a)	1,351,900	7,980,767
Yantai Changyu Pioneer Wine Co. (B Shares)	1,027,608	12,327,921
		34,153,199
Food & Staples Retailing - 2.1%
Beijing Jingkelong Co. Ltd. (H Shares)	2,014,000	2,532,423
China Resources Enterprise Ltd.	3,058,000	13,281,493

	Shares	Value
Dairy Farm International Holdings Ltd.	2,519,100	$ 22,671,900
Lianhua Supermarket Holdings Ltd. (H Shares)	933,600	2,045,971
		40,531,787
Food Products - 0.1%
Uni-President China Holdings Ltd.	3,124,000	1,915,974
TOTAL CONSUMER STAPLES		76,600,960
ENERGY - 8.3%
Energy Equipment & Services - 0.1%
Anhui Tianda Oil Pipe Co. Ltd.	4,216,000	1,298,263
Oil, Gas & Consumable Fuels - 8.2%
China Petroleum & Chemical Corp. (H Shares)	24,490,000	24,258,884
CNOOC Ltd.	35,654,000	79,365,720
CNPC (Hong Kong) Ltd.	11,420,000	19,107,085
PetroChina Co. Ltd. (H Shares)	26,084,000	37,218,501
		159,950,190
TOTAL ENERGY		161,248,453
FINANCIALS - 40.1%
Capital Markets - 2.0%
China Vanke Co. Ltd. Class A (UBS Warrant Programme) warrants 7/15/13 (a)	3,174,100	4,018,785
Citic Securities Co. Ltd. (UBS Warrant Programme) warrants 9/16/13 (a)	3,008,600	5,781,635
Wuliangye Yibin Co. Ltd. (UBS Warrant Programme) warrants 4/22/13 (a)	345,100	2,037,253
Yuanta Financial Holding Co. Ltd.	38,690,000	27,597,438
		39,435,111
Commercial Banks - 18.6%
Bank of China Ltd. (H Shares)	92,344,300	42,535,867
BOC Hong Kong (Holdings) Ltd.	15,600,000	46,637,071
China Construction Bank Corp. (H Shares)	70,249,000	56,604,445
China Merchants Bank Co. Ltd. (H Shares)	7,836,464	18,601,271
Chinatrust Financial Holding Co. Ltd.	21,125,335	19,018,654
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	18,041,000	10,439,697
E.Sun Financial Holdings Co. Ltd.	18,081,652	12,490,615
Hang Seng Bank Ltd.	2,579,000	40,535,746
HSBC Holdings PLC (Hong Kong)	991,360	9,710,127
Industrial & Commercial Bank of China Ltd. (H Shares)	90,335,000	68,732,396
Mega Financial Holding Co. Ltd.	18,555,000	17,828,991
Standard Chartered PLC (United Kingdom)	407,138	10,413,014
Wing Hang Bank Ltd.	904,500	9,719,505
		363,267,399
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 4.4%
Fubon Financial Holding Co. Ltd.	14,026,985	$ 22,827,850
Hong Kong Exchanges and Clearing Ltd.	3,082,700	63,641,155
		86,469,005
Insurance - 5.1%
AIA Group Ltd.	10,084,800	37,071,713
Cathay Financial Holding Co. Ltd.	16,414,248	24,553,169
China Life Insurance Co. Ltd. (H Shares)	2,911,000	9,708,239
Ping An Insurance Group Co. China Ltd. (H Shares)	2,897,500	28,198,745
		99,531,866
Real Estate Management & Development - 10.0%
Cheung Kong Holdings Ltd.	2,837,000	43,353,268
China Resources Land Ltd.	2,628,000	5,152,280
Henderson Land Development Co. Ltd.	1,244,076	7,885,416
Huaku Development Co. Ltd.	1,594,348	4,736,671
Hung Poo Real Estate Development Co. Ltd.	2,056,000	3,025,623
K Wah International Holdings Ltd.	8,046,000	2,818,340
Kerry Properties Ltd.	2,211,500	10,725,795
New World Development Co. Ltd.	3,331,000	4,906,449
Sino Land Ltd.	5,164,000	8,759,280
Sinyi Realty, Inc.	1,415,244	2,700,137
Sun Hung Kai Properties Ltd.	2,482,000	37,769,150
Swire Pacific Ltd. (A Shares)	1,451,000	20,441,864
Wharf Holdings Ltd.	5,660,000	41,648,618
		193,922,891
TOTAL FINANCIALS		782,626,272
INDUSTRIALS - 5.1%
Building Products - 0.2%
China Liansu Group Holdings Ltd.	4,848,000	3,645,113
Electrical Equipment - 0.1%
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	669,000	1,974,262
Industrial Conglomerates - 2.6%
Far Eastern Textile Ltd.	1,243,228	1,990,973
Hutchison Whampoa Ltd.	3,816,000	44,481,973
Shanghai Industrial Holdings Ltd.	539,000	1,960,616
Shun Tak Holdings Ltd.	4,960,000	3,271,113
		51,704,675
Machinery - 1.1%
Airtac International Group	647,000	5,040,686
China International Marine Containers (Group) Ltd. (B Shares)	8,547,087	13,730,084
Shanghai Zhenhua Port Machinery Co. Ltd. (B Shares) (a)	4,651,884	2,367,809
		21,138,579
Professional Services - 0.3%
51job, Inc. sponsored ADR (a)(d)	80,400	5,310,420

	Shares	Value
Transportation Infrastructure - 0.8%
China Merchant Holdings International Co. Ltd.	2,486,597	$ 8,837,632
Cosco Pacific Ltd.	3,958,000	6,429,249
		15,266,881
TOTAL INDUSTRIALS		99,039,930
INFORMATION TECHNOLOGY - 16.6%
Communications Equipment - 2.4%
AAC Acoustic Technology Holdings, Inc.	3,526,000	8,125,300
HTC Corp.	1,338,750	39,773,113
		47,898,413
Computers & Peripherals - 0.3%
Catcher Technology Co. Ltd.	674,000	5,881,163
Electronic Equipment & Components - 2.7%
Cheng Uei Precision Industries Co. Ltd.	1,261,000	3,798,719
Chroma ATE, Inc.	928,560	2,331,046
Hon Hai Precision Industry Co. Ltd. (Foxconn)	8,765,589	24,979,501
Kingboard Chemical Holdings Ltd.	2,086,500	9,918,759
Unimicron Technology Corp.	6,134,000	10,895,921
		51,923,946
Internet Software & Services - 6.0%
Baidu.com, Inc. sponsored ADR (a)	135,400	21,267,278
Qihoo 360 Technology Co. Ltd. ADR (d)	372,000	8,574,600
SINA Corp. (a)(d)	66,800	7,220,412
SouFun Holdings Ltd. ADR (d)	526,300	10,947,040
Tencent Holdings Ltd.	2,673,100	69,555,888
		117,565,218
Semiconductors & Semiconductor Equipment - 5.2%
Hynix Semiconductor, Inc.	281,910	6,484,227
Spreadtrum Communications, Inc. ADR (d)	415,400	5,628,670
Taiwan Semiconductor Manufacturing Co. Ltd.	35,639,796	88,433,769
		100,546,666
TOTAL INFORMATION TECHNOLOGY		323,815,406
MATERIALS - 9.0%
Chemicals - 5.0%
China Bluechemical Ltd. (H shares)	6,142,000	4,783,538
Formosa Chemicals & Fibre Corp.	5,167,000	18,696,382
Formosa Plastics Corp.	10,889,250	40,910,098
Incitec Pivot Ltd.	1,035,221	4,492,515
Nan Ya Plastics Corp.	5,714,000	15,768,899
Sateri Holdings Ltd.	9,916,500	4,822,235
Taiwan Fertilizer Co. Ltd.	2,340,000	8,345,568
		97,819,235
Construction Materials - 1.2%
Anhui Conch Cement Co. Ltd. (H Shares)	4,972,000	23,284,919
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.1%
Greatview Aseptic Pack Co. Ltd.	2,957,000	$ 1,559,351
Metals & Mining - 2.7%
Iluka Resources Ltd.	786,544	15,347,065
Kingsgate Consolidated NL	288,376	2,813,400
Lynas Corp. Ltd. (a)	4,210,573	9,945,784
Medusa Mining Ltd.	817,297	6,312,401
Zhaojin Mining Industry Co. Ltd. (H Shares)	4,485,000	8,942,608
Zijin Mining Group Co. Ltd. (H Shares)	16,645,000	8,991,179
		52,352,437
TOTAL MATERIALS		175,015,942
TELECOMMUNICATION SERVICES - 8.3%
Diversified Telecommunication Services - 3.3%
China Telecom Corp. Ltd. (H Shares)	26,604,000	17,430,188
China Unicom (Hong Kong) Ltd.	23,222,000	46,383,844
		63,814,032
Wireless Telecommunication Services - 5.0%
China Mobile (Hong Kong) Ltd.	6,207,000	61,752,121
Far EasTone Telecommunications Co. Ltd.	3,972,000	6,553,525
SOFTBANK CORP.	762,800	29,832,106
		98,137,752
TOTAL TELECOMMUNICATION SERVICES		161,951,784
UTILITIES - 1.7%
Electric Utilities - 1.4%
Cheung Kong Infrastructure Holdings Ltd.	1,985,000	11,435,564
Power Assets Holdings Ltd.	1,891,000	15,649,555
		27,085,119

	Shares	Value
Gas Utilities - 0.3%
Enn Energy Holdings Ltd.	1,894,000	$ 6,391,260
Independent Power Producers & Energy Traders - 0.0%
Huaneng Power International, Inc. (H Shares)	152,000	74,652
TOTAL UTILITIES		33,551,031
TOTAL COMMON STOCKS (Cost $1,503,480,042)		1,935,613,389
Money Market Funds - 1.9%

Fidelity Cash Central Fund, 0.14% (b)	10,410,131	10,410,131
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	26,585,565	26,585,565
TOTAL MONEY MARKET FUNDS (Cost $36,995,696)		36,995,696
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $1,540,475,738)	1,972,609,085
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(22,745,931)
NET ASSETS - 100%	$ 1,949,863,154
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 47,976
Fidelity Securities Lending Cash Central Fund	673,946
Total	$ 721,922
Other Information

The following is a summary of the inputs used, as of July 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 121,763,611	$ 121,763,611	$ -	$ -
Consumer Staples	76,600,960	68,620,193	7,980,767	-
Energy	161,248,453	20,405,348	140,843,105	-
Financials	782,626,272	751,370,233	31,256,039	-
Industrials	99,039,930	99,039,930	-	-
Information Technology	323,815,406	235,381,637	88,433,769	-
Materials	175,015,942	175,015,942	-	-
Telecommunication Services	161,951,784	36,385,631	125,566,153	-
Utilities	33,551,031	33,476,379	74,652	-
Money Market Funds	36,995,696	36,995,696	-	-
Total Investments in Securities:	$ 1,972,609,085	$ 1,578,454,600	$ 394,154,485	$ -
Income Tax Information

At July 31, 2011, the cost of investment securities for income tax purposes was $1,546,262,605. Net unrealized appreciation aggregated $426,346,480, of which $458,171,943 related to appreciated investment securities and $31,825,463 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Diversified International Fund -
Diversified International
Class K
Class F

July 31, 2011

1.804871.107

DIF-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
Australia - 3.6%
BHP Billiton Ltd. sponsored ADR (d)	6,675,900	$ 611,178,645
Fortescue Metals Group Ltd.	2,240,963	15,535,435
Iluka Resources Ltd.	3,299,767	64,385,133
Newcrest Mining Ltd.	7,469,169	324,547,401
Paladin Energy Ltd. (Australia) (a)	249,707	718,772
QBE Insurance Group Ltd.	4,150,000	74,774,119
Worleyparsons Ltd.	503,041	15,203,842
TOTAL AUSTRALIA		1,106,343,347
Austria - 0.0%
Osterreichische Elektrizitatswirtschafts AG	27,000	1,104,492
Bailiwick of Guernsey - 1.0%
Amdocs Ltd. (a)	1,967,000	62,019,510
Ashmore Global Opportunities Ltd.	767,088	10,074,013
Resolution Ltd.	54,630,200	247,698,747
TOTAL BAILIWICK OF GUERNSEY		319,792,270
Bailiwick of Jersey - 1.5%
Experian PLC	16,227,900	213,783,759
Randgold Resources Ltd. sponsored ADR	855,700	77,706,117
Shire PLC	522,500	18,136,947
WPP PLC	12,712,708	144,093,414
TOTAL BAILIWICK OF JERSEY		453,720,237
Belgium - 0.9%
Anheuser-Busch InBev SA NV	4,674,086	269,005,655
Anheuser-Busch InBev SA NV (strip VVPR) (a)	5,339,200	15,343
TOTAL BELGIUM		269,020,998
Bermuda - 1.1%
Assured Guaranty Ltd.	3,106,200	43,952,730
Cafe de Coral Holdings Ltd.	314,000	791,265
China Foods Ltd.	1,336,000	1,165,644
CNPC (Hong Kong) Ltd.	10,904,000	18,243,753
GOME Electrical Appliances Holdings Ltd.	66,600,000	31,446,534
Huabao International Holdings Ltd.	40,906,000	34,640,304
Kosmos Energy Ltd.	1,876,800	28,508,592
Li & Fung Ltd.	57,252,000	95,202,074
Noble Group Ltd.	62,626,000	97,255,840
Silverlake Axis Ltd. Class A	615,000	209,401
Vtech Holdings Ltd.	86,000	1,004,131
Yue Yuen Industrial (Holdings) Ltd.	187,500	600,237
TOTAL BERMUDA		353,020,505
Brazil - 2.2%
AES Tiete SA (PN) (non-vtg.)	49,600	773,801
All America Latina Logistica SA	87,300	630,325
Anhanguera Educacional Participacoes SA	1,538,700	29,847,526

	Shares	Value
Banco Bradesco SA	103,600	$ 1,668,339
Banco Bradesco SA (PN) sponsored ADR	3,400,000	65,382,000
BM&F Bovespa SA	140,100	819,177
Droga Raia SA	386,000	7,154,139
Drogasil SA	4,673,900	37,663,583
Estacio Participacoes SA	1,989,165	24,633,741
Fleury SA	1,800	24,716
Hypermarcas SA	87,600	673,151
Itau Unibanco Banco Multiplo SA sponsored ADR	6,704,200	136,564,554
Klabin SA (PN) (non-vtg.)	193,000	658,181
Kroton Educacional SA unit (a)	1,279,200	15,874,549
Mills Estruturas e Servicos de Engenharia SA	1,727,100	23,381,318
Multiplus SA	63,000	1,091,697
Petroleo Brasileiro SA - Petrobras (ON) sponsored ADR	845,000	28,704,650
Qualicorp SA	3,366,000	31,464,028
Redecard SA	1,080,500	18,598,085
Souza Cruz Industria Comerico	4,375,000	52,177,347
T4F Entretenimento SA	2,091,900	19,554,248
Telecomunicacoes de Sao Paulo SA sponsored ADR	2,942,055	93,321,985
TIM Participacoes SA sponsored ADR (non-vtg.)	1,353,300	67,719,132
Tractebel Energia SA	1,933,400	32,568,168
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	80,000	575,039
Valid Solucoes SA	69,260	857,267
Weg SA	71,000	768,953
Wilson Sons Ltd. unit	57,500	1,019,001
TOTAL BRAZIL		694,168,700
British Virgin Islands - 0.2%
Arcos Dorados Holdings, Inc.	1,737,100	40,752,366
Camelot Information Systems, Inc. ADR	1,840,603	21,627,085
TOTAL BRITISH VIRGIN ISLANDS		62,379,451
Canada - 6.0%
Agnico-Eagle Mines Ltd. (Canada)	1,250,000	69,525,853
Barrick Gold Corp.	800,000	38,141,093
Canadian Natural Resources Ltd.	5,118,800	206,702,223
Fairfax Financial Holdings Ltd. (sub. vtg.)	170,000	66,903,915
First Quantum Minerals Ltd.	451,200	62,555,947
Goldcorp, Inc.	1,859,800	88,941,032
InterOil Corp. (a)(d)	1,156,400	72,390,640
Ivanhoe Mines Ltd. (a)	3,026,360	79,254,268
Niko Resources Ltd.	2,237,500	153,889,601
Open Text Corp. (a)	1,445,400	97,565,256
Osisko Mining Corp. (a)	4,000,000	59,325,937
Painted Pony Petroleum Ltd. (a)(e)(f)	2,139,100	31,681,249
Painted Pony Petroleum Ltd. Class A (a)(e)	3,535,700	52,365,664
Petrobank Energy & Resources Ltd. (a)(e)	5,625,000	87,136,278
Petrominerales Ltd.	3,121,175	99,574,434
Potash Corp. of Saskatchewan, Inc.	2,589,500	149,504,731
Common Stocks - continued
	Shares	Value
Canada - continued
Silver Wheaton Corp.	1,579,500	$ 56,887,790
Suncor Energy, Inc.	3,100,000	118,821,436
Talisman Energy, Inc.	8,400,000	152,983,044
Tourmaline Oil Corp. (a)	1,350,000	50,374,189
Tourmaline Oil Corp. (a)(f)	559,800	20,888,497
Uranium One, Inc.	9,237,000	32,581,840
TOTAL CANADA		1,847,994,917
Cayman Islands - 0.6%
China Automation Group Ltd.	10,786,000	5,826,306
China Kanghui Holdings sponsored ADR (a)	24,400	531,676
China ZhengTong Auto Services Holdings Ltd.	24,761,500	32,723,890
Geely Automobile Holdings Ltd.	46,000,000	18,237,573
Hengan International Group Co. Ltd.	9,258,000	80,478,008
hiSoft Technology International Ltd. ADR (a)(d)	1,726,400	23,945,168
Hopefluent Group Holdings Ltd.	502,000	206,757
Hsu Fu Chi International Ltd.	195,000	686,625
Kingboard Chemical Holdings Ltd.	104,000	494,393
Mindray Medical International Ltd. sponsored ADR (d)	37,100	1,004,668
Minth Group Ltd.	7,436,000	11,945,228
NVC Lighting Holdings Ltd.	12,288,000	6,416,916
Samson Holding Ltd.	2,852,000	464,734
Xueda Education Group sponsored ADR	94,200	836,496
TOTAL CAYMAN ISLANDS		183,798,438
Chile - 0.0%
Compania Cervecerias Unidas SA sponsored ADR	22,000	1,248,720
Embotelladora Andina SA sponsored ADR	40,000	1,068,000
Empresa Nacional de Telecomunicaciones SA (ENTEL)	48,876	988,203
Inversiones Aguas Metropolitanas SA	871,222	1,371,103
Quinenco SA	312,423	1,044,141
TOTAL CHILE		5,720,167
China - 2.3%
Agricultural Bank China Ltd. (H Shares)	236,099,000	128,140,159
Baidu.com, Inc. sponsored ADR (a)	1,382,000	217,070,740
Bank of China Ltd. (H Shares)	158,346,000	72,937,738
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	25,167,480	49,600,002
China Bluechemical Ltd. (H shares)	624,000	485,986
China Communications Services Corp. Ltd. (H Shares)	1,568,000	792,671
China Construction Bank Corp. (H Shares)	59,916,000	48,278,437

	Shares	Value
China Merchants Bank Co. Ltd. (H Shares)	69,269,500	$ 164,423,741
Comba Telecom Systems Holdings Ltd.	672,500	617,812
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	23,164,000	31,682,650
TOTAL CHINA		714,029,936
Colombia - 0.0%
Ecopetrol SA ADR	18,000	760,500
Curacao - 0.7%
Schlumberger Ltd.	2,267,100	204,877,827
Czech Republic - 0.0%
Philip Morris CR AS	1,900	1,131,807
Denmark - 2.8%
Carlsberg A/S Series B	1,981,600	194,909,596
Danske Bank A/S (a)	65,000	1,259,872
Novo Nordisk A/S Series B	4,621,589	565,295,009
William Demant Holding A/S (a)	1,250,000	109,690,360
TOTAL DENMARK		871,154,837
Egypt - 0.0%
Commercial International Bank Ltd.	177,100	806,432
JUHAYNA Food Industries (a)	911,700	840,086
TOTAL EGYPT		1,646,518
Finland - 0.1%
Nokian Tyres PLC	439,253	20,613,054
France - 6.5%
Air Liquide SA	20,950	2,888,288
Alcatel-Lucent SA sponsored ADR (a)	5,750,000	23,287,500
Alstom SA	2,999,694	158,418,105
Arkema SA	464,200	45,455,080
AXA SA	7,147,200	134,632,547
BNP Paribas SA	2,171,300	141,843,181
Bureau Veritas SA	390,900	31,958,720
Club Mediterranee SA (a)	329,308	7,821,437
Danone	1,997,250	142,913,484
Dassault Aviation SA (d)	36,265	36,475,156
Essilor International SA	1,754,728	140,964,817
Euler Hermes SA	48,171	4,241,465
GDF Suez	70,500	2,312,632
Iliad SA	617,692	79,345,249
JC Decaux SA (a)	204,400	5,647,700
LVMH Moet Hennessy - Louis Vuitton	1,922,688	353,476,495
PPR SA	2,062,000	382,199,227
Publicis Groupe SA	1,225,000	62,476,214
Safran SA	793,000	33,077,422
Sanofi-Aventis	2,248,615	174,712,591
Schneider Electric SA	397,975	57,840,643
Vallourec SA	17,800	1,818,960
TOTAL FRANCE		2,023,806,913
Common Stocks - continued
	Shares	Value
Germany - 6.8%
adidas AG	1,374,480	$ 102,281,189
Allianz AG	687,334	89,930,479
BASF AG	2,321,737	210,901,150
Bayer AG	421,266	33,854,208
Bayerische Motoren Werke AG (BMW)	1,290,646	129,478,726
Commerzbank AG (a)	3,300,000	12,603,186
Deutsche Boerse AG (a)	1,228,500	91,223,997
Deutsche Telekom AG	166,400	2,591,756
ElringKlinger AG (d)	310,500	9,279,752
Fresenius Medical Care AG & Co. KGaA	2,991,850	229,607,395
Fresenius SE	2,165,500	231,962,227
GFK AG	1,496,500	75,269,362
K&S AG	20,600	1,650,742
Kabel Deutschland Holding AG (a)	1,535,200	86,612,784
Linde AG	1,261,987	226,660,753
Rheinmetall AG	541,400	45,437,758
SAP AG	1,627,785	101,769,137
Siemens AG	25,816	3,299,333
Siemens AG sponsored ADR (d)	3,300,000	420,057,000
Thyssenkrupp AG	39,750	1,761,991
TOTAL GERMANY		2,106,232,925
Hong Kong - 1.2%
AIA Group Ltd.	18,365,200	67,510,455
China Mobile (Hong Kong) Ltd.	221,500	2,203,656
China Mobile (Hong Kong) Ltd. sponsored ADR	700,000	34,881,000
China Resources Enterprise Ltd.	2,560,000	11,118,581
China Resources Power Holdings Co. Ltd.	578,000	1,125,772
Henderson Land Development Co. Ltd.	9,664,155	61,255,005
Hopewell Holdings Ltd.	367,500	1,190,610
Sun Art Retail Group Ltd.	4,133,000	5,313,539
Swire Pacific Ltd. (A Shares)	4,577,000	64,481,331
Television Broadcasts Ltd.	184,000	1,259,514
Wharf Holdings Ltd.	15,247,000	112,193,725
TOTAL HONG KONG		362,533,188
India - 2.0%
Axis Bank Ltd.	1,472,751	44,555,632
Bajaj Auto Ltd.	597,383	19,857,816
Bharti Airtel Ltd.	9,033,344	89,342,449
CESC Ltd. GDR	176,542	1,348,324
Cipla Ltd.	152,766	1,059,445
CMC Ltd.	27,202	693,617
Cummins India Ltd.	427,174	6,194,071
Deccan Chronicle Holdings Ltd. (a)	417,275	649,839
HDFC Bank Ltd.	12,995,695	143,036,325
Housing Development Finance Corp. Ltd.	6,539,994	101,923,906
India Cements Ltd.	419,168	660,846
Indian Bank	129,270	658,485

	Shares	Value
Infrastructure Development Finance Co. Ltd.	11,667,141	$ 33,264,943
ITC Ltd.	4,346,226	20,482,610
Jyothy Laboratories Ltd.	159,267	858,839
Mahindra & Mahindra Financial Services Ltd.	2,226,876	32,085,954
Max India Ltd. (a)	304,943	1,258,123
Provogue (India) Ltd.	725,920	575,515
Punjab National Bank	47,106	1,209,497
Redington India Ltd.	285,486	629,283
Satyam Computer Services Ltd. (a)	520,188	991,899
Shriram Transport Finance Co. Ltd.	2,327,613	33,724,327
SREI Infrastructure Finance Ltd.	645,796	681,438
State Bank of India	1,412,566	74,919,357
Tulip Telecom Ltd.	216,760	765,107
Wipro Ltd.	1,388,041	12,201,487
TOTAL INDIA		623,629,134
Indonesia - 0.1%
PT Panin Life Tbk (a)	31,576,000	627,805
PT Perusahaan Gas Negara Tbk Series B	99,894,500	46,715,346
TOTAL INDONESIA		47,343,151
Ireland - 0.4%
Accenture PLC Class A	842,000	49,795,880
CRH PLC	2,294,300	45,006,089
Elan Corp. PLC sponsored ADR (a)	2,547,800	28,178,668
TOTAL IRELAND		122,980,637
Italy - 1.9%
Fiat Industrial SpA (a)	22,499,792	297,586,845
Fiat SpA	3,173,400	31,484,727
Intesa Sanpaolo SpA	342,000	794,107
Prada SpA	4,500,000	27,425,646
Saipem SpA	4,758,203	248,723,657
TOTAL ITALY		606,014,982
Japan - 13.3%
ABC-Mart, Inc.	623,800	24,152,849
Aozora Bank Ltd.	14,150,000	34,563,763
Calbee, Inc.	502,900	21,170,610
Denso Corp.	2,625,400	93,943,373
Dentsu, Inc.	2,233,900	69,891,915
eAccess Ltd.	48,778	21,611,509
Elpida Memory, Inc. (a)(d)	3,281,100	30,353,319
Fanuc Corp.	1,017,200	193,091,563
Hitachi Ltd.	40,889,000	252,205,831
Honda Motor Co. Ltd.	6,888,500	273,378,882
Itochu Corp.	6,178,000	71,440,526
Japan Tobacco, Inc.	57,451	261,259,666
JSR Corp.	1,705,400	34,921,204
KDDI Corp.	32,159	239,004,069
Keyence Corp.	731,100	206,795,909
Komatsu Ltd.	3,434,900	107,422,912
Makita Corp.	738,600	34,835,549
Common Stocks - continued
	Shares	Value
Japan - continued
Mitsubishi Corp.	5,819,600	$ 155,990,839
Mitsubishi UFJ Financial Group, Inc.	22,980,600	116,722,901
Mitsui & Co. Ltd.	5,661,800	107,034,614
Nitori Holdings Co. Ltd.	441,400	42,955,708
NSK Ltd.	6,417,000	62,531,671
NTT DoCoMo, Inc.	64,435	119,261,699
ORIX Corp.	4,020,290	435,642,421
Rakuten, Inc.	232,855	236,894,000
Shimadzu Corp.	3,803,000	35,329,631
SMC Corp.	447,300	82,468,487
SOFTBANK CORP.	6,769,500	264,746,251
Sumitomo Mitsui Financial Group, Inc.	1,968,200	61,933,614
TDK Corp.	579,400	30,037,108
Tokyo Electron Ltd.	2,698,100	145,833,770
Toyota Motor Corp.	3,488,300	142,443,378
Yahoo! Japan Corp.	342,044	121,414,178
TOTAL JAPAN		4,131,283,719
Korea (South) - 1.8%
Amorepacific Corp.	90,308	102,788,240
Korea Plant Service & Engineering Co. Ltd.	20,480	780,894
KT Corp.	28,330	1,062,578
LG Corp.	15,562	1,163,128
LG Household & Health Care Ltd.	1,909	863,695
Lock & Lock Co. Ltd.	80,380	3,636,657
MegaStudy Co. Ltd.	4,580	654,224
NHN Corp. (a)	571,677	113,869,123
Orion Corp.	104,817	50,902,328
S1 Corp.	20,993	1,119,043
Samchully Co. Ltd.	8,166	797,779
Samsung Electronics Co. Ltd.	199,208	159,472,273
Shinhan Financial Group Co. Ltd.	2,276,690	109,059,054
Shinsegae Co. Ltd.	1,805	561,548
Sindoh Co. Ltd.	14,039	661,137
TOTAL KOREA (SOUTH)		547,391,701
Luxembourg - 0.2%
Brait SA	322,500	844,683
Millicom International Cellular SA unit	12,600	1,513,959
Samsonite International SA	16,535,700	35,431,521
Ternium SA sponsored ADR	1,411,261	40,912,456
TOTAL LUXEMBOURG		78,702,619
Malaysia - 0.2%
Genting Bhd	17,806,800	64,970,351
Parkson Holdings Bhd	563,574	1,106,053
TOTAL MALAYSIA		66,076,404
Mexico - 0.7%
America Movil SAB de CV Series L sponsored ADR	3,114,200	80,346,360

	Shares	Value
Grupo Televisa SA de CV (CPO) sponsored ADR	2,180,600	$ 48,387,514
Urbi, Desarrollos Urbanos, SA de CV (a)	560,800	1,235,100
Wal-Mart de Mexico SA de CV Series V	34,518,200	95,226,677
TOTAL MEXICO		225,195,651
Netherlands - 2.3%
AEGON NV (a)	24,716,400	141,440,753
European Aeronautic Defence and Space Co. EADS NV	27,200	945,792
Gemalto NV	1,700,000	81,181,307
ING Groep NV:
(Certificaten Van Aandelen) (a)	164,000	1,759,821
sponsored ADR (a)(d)	20,766,300	223,030,062
Koninklijke KPN NV (d)	7,183,331	102,656,338
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	3,915,500	96,986,935
LyondellBasell Industries NV Class A	1,624,600	64,106,716
TOTAL NETHERLANDS		712,107,724
Nigeria - 0.0%
Guaranty Trust Bank PLC GDR (Reg. S)	125,175	519,476
Norway - 1.4%
DnB NOR ASA	12,195,600	178,028,037
Storebrand ASA (A Shares)	4,980,000	41,564,743
Telenor ASA	12,810,000	214,594,384
TOTAL NORWAY		434,187,164
Papua New Guinea - 0.0%
Oil Search Ltd.	128,453	963,883
Philippines - 0.0%
Banco de Oro Universal Bank	677,000	1,027,388
Manila Water Co., Inc.	2,331,300	1,093,177
Universal Robina Corp.	899,000	1,009,082
TOTAL PHILIPPINES		3,129,647
Poland - 0.0%
Kruk SA	43,900	642,154
Warsaw Stock Exchange	44,200	775,216
TOTAL POLAND		1,417,370
Qatar - 0.1%
Commercial Bank of Qatar GDR (Reg. S)	9,940,628	40,403,509
Russia - 0.7%
Lukoil Oil Co. sponsored ADR	550,000	36,932,500
Sberbank (Savings Bank of the Russian Federation)	19,725,000	72,553,331
Sberbank of Russia sponsored ADR	116,900	1,747,655
Uralkali JSC GDR (Reg. S)	2,019,600	99,485,496
TOTAL RUSSIA		210,718,982
Singapore - 0.0%
Global Logistic Properties Ltd.	405,000	679,400
Common Stocks - continued
	Shares	Value
South Africa - 1.1%
African Bank Investments Ltd.	146,200	$ 737,400
AngloGold Ashanti Ltd.	39,000	1,635,917
AngloGold Ashanti Ltd. sponsored ADR	1,750,000	73,395,000
Aveng Ltd.	120,300	644,217
Foschini Ltd.	1,255,000	16,508,561
Impala Platinum Holdings Ltd.	1,232,700	31,622,357
JSE Ltd.	74,600	738,352
MTN Group Ltd.	3,500,000	75,903,614
Naspers Ltd. Class N	1,135,000	60,848,163
Sasol Ltd.	23,900	1,199,101
Shoprite Holdings Ltd.	1,166,300	18,155,633
Tiger Brands Ltd.	233,600	7,109,565
Vodacom Group (Pty) Ltd.	3,340,800	42,530,637
TOTAL SOUTH AFRICA		331,028,517
Spain - 2.7%
Banco Bilbao Vizcaya Argentaria SA	218,500	2,288,706
Banco Santander SA sponsored ADR	33,039,700	337,335,337
Inditex SA	3,264,772	296,188,961
Prosegur Compania de Seguridad SA (Reg.)	1,734,500	79,825,689
Red Electrica Corporacion SA	393,400	21,499,542
Telefonica SA	4,112,906	91,671,647
TOTAL SPAIN		828,809,882
Sweden - 0.8%
H&M Hennes & Mauritz AB (B Shares)	3,261,195	111,490,745
Hexagon AB (B Shares)	755,800	15,423,877
Swedbank AB (A Shares)	6,323,400	111,154,595
Telefonaktiebolaget LM Ericsson (B Shares)	163,000	2,047,243
TOTAL SWEDEN		240,116,460
Switzerland - 4.3%
Clariant AG (Reg.) (a)	4,870,397	76,912,394
Kuehne & Nagel International AG	1,486,880	208,380,263
Nestle SA	6,037,542	385,130,417
Noble Corp.	1,200,000	44,244,000
Partners Group Holding	49,390	9,398,364
Schindler Holding AG:
(participation certificate)	8,550	1,008,308
(Reg.)	1,278,570	149,322,044
The Swatch Group AG (Bearer)	84,750	46,067,851
Transocean Ltd.:
(Switzerland)	16,910	1,034,242
(United States)	2,150,000	132,354,000
UBS AG (a)	9,036,026	149,039,154
Zurich Financial Services AG	508,795	121,361,575
TOTAL SWITZERLAND		1,324,252,612
Taiwan - 1.5%
Advantech Co. Ltd.	163,499	551,979
Chroma ATE, Inc.	239,200	600,485

	Shares	Value
CTCI Corp.	544,000	$ 732,742
Giant Manufacturing Co. Ltd.	195,000	779,865
HTC Corp.	10,533,600	312,944,212
Pacific Hospital Supply Co. Ltd.	219,064	864,726
Powertech Technology, Inc.	206,600	593,045
President Chain Store Corp.	165,000	1,054,103
SIMPLO Technology Co. Ltd.	134,200	1,154,733
Ta Chong Bank (a)	3,076,000	1,176,932
Taiwan Fertilizer Co. Ltd.	22,351,000	79,714,440
Taiwan Semiconductor Manufacturing Co. Ltd.	612,000	1,518,568
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	3,775,000	46,659,000
Unified-President Enterprises Corp.	7,400,000	12,119,806
TOTAL TAIWAN		460,464,636
Thailand - 0.0%
Banpu PCL (For. Reg.)	25,400	624,443
Charoen Pokphand Foods PCL (For. Reg.)	653,400	696,741
TOTAL THAILAND		1,321,184
United Arab Emirates - 0.0%
Dubai Financial Market PJSC (a)	2,045,195	634,791
United Kingdom - 18.3%
3Legs Resources PLC	6,373,700	25,111,358
Anglo American PLC (United Kingdom)	3,869,200	184,198,684
Ashmore Group PLC	2,600,000	17,213,489
Autonomy Corp. PLC (a)	1,682,000	46,415,288
Aviva PLC	5,008,200	32,618,743
Barclays PLC	395,000	1,433,409
BG Group PLC	11,043,979	261,794,255
BHP Billiton PLC	1,617,987	60,445,485
BP PLC	321,859	2,425,955
BP PLC sponsored ADR	2,150,000	97,696,000
British American Tobacco PLC:
(United Kingdom)	85,000	3,924,065
sponsored ADR	1,797,900	164,364,018
British Land Co. PLC	210,000	2,016,706
Britvic PLC	6,099,600	35,135,980
Burberry Group PLC	6,263,800	153,622,853
Capita Group PLC	10,804,100	127,344,557
Carphone Warehouse Group PLC	16,014,300	108,508,157
Centrica PLC	385,000	1,937,761
GlaxoSmithKline PLC	18,204,100	405,899,987
HSBC Holdings PLC:
(United Kingdom)	435,625	4,247,437
sponsored ADR	9,939,900	485,762,913
Imperial Tobacco Group PLC	992,772	34,501,480
Inchcape PLC	17,442,619	111,500,031
ITV PLC (a)	94,319,000	108,306,433
Johnson Matthey PLC	977,700	32,741,844
Lloyds Banking Group PLC (a)	326,507,600	230,669,095
Misys PLC	13,125,310	85,324,176
Common Stocks - continued
	Shares	Value
United Kingdom - continued
National Grid PLC	297,000	$ 2,906,232
Next PLC	2,865,200	111,708,418
Ocado Group PLC (a)	9,816,418	27,443,218
Pan African Resources PLC	2,979,700	648,121
Pearson PLC	10,526,200	202,007,459
Prudential PLC	226,500	2,551,580
Pz Cussons PLC Class L	1,557,500	9,651,890
QinetiQ Group PLC	16,755,100	31,080,845
Reckitt Benckiser Group PLC	7,905,900	448,660,713
Rio Tinto PLC	47,350	3,342,682
Rio Tinto PLC sponsored ADR	3,501,000	248,500,980
Rolls-Royce Group PLC	15,665,900	167,804,349
Royal Dutch Shell PLC:
Class A (United Kingdom)	182,500	6,685,505
Class A sponsored ADR	4,900,000	360,444,000
Class B sponsored ADR (d)	10,800,000	795,419,997
Standard Chartered PLC (United Kingdom)	122,087	3,122,513
SuperGroup PLC (a)	1,516,200	26,507,785
Vodafone Group PLC	1,535,800	4,307,319
Vodafone Group PLC sponsored ADR	14,606,100	410,431,410
Xstrata PLC	110,500	2,349,996
TOTAL UNITED KINGDOM		5,690,735,171
United States of America - 5.4%
Alliance Data Systems Corp. (a)(d)	233,800	22,991,892
Anadarko Petroleum Corp.	9,800	809,088
Apple, Inc. (a)	630,000	246,002,400
C. R. Bard, Inc.	821,400	81,055,752
CF Industries Holdings, Inc.	692,500	107,559,100
Citigroup, Inc.	4,007,550	153,649,467
Cognizant Technology Solutions Corp. Class A (a)	658,900	46,037,343
eBay, Inc. (a)	946,400	30,994,600
Facebook, Inc. Class B (a)(g)	1,288,142	32,203,550
Intuit, Inc. (a)	321,900	15,032,730
JPMorgan Chase & Co.	2,686,100	108,652,745
Medco Health Solutions, Inc. (a)	2,286,700	143,787,696
Nabors Industries Ltd. (a)	2,527,900	66,761,839
Newmont Mining Corp.	1,000,000	55,610,000
Noble Energy, Inc.	171,400	17,085,152
Polycom, Inc. (a)	1,914,000	51,735,420
SanDisk Corp. (a)	1,411,800	60,043,854
Schweitzer-Mauduit International, Inc. (e)	1,584,655	88,914,992
The Mosaic Co.	2,524,600	178,539,712
The Pep Boys - Manny, Moe & Jack	980,514	10,540,526
Unisys Corp. (a)	1,537,730	31,938,652
Wells Fargo & Co.	4,063,800	113,542,572
TOTAL UNITED STATES OF AMERICA		1,663,489,082
TOTAL COMMON STOCKS (Cost $24,250,038,097)		29,997,448,515
Nonconvertible Preferred Stocks - 1.7%
	Shares	Value
Germany - 1.7%
ProSiebenSat.1 Media AG	3,507,000	$ 90,727,788
Volkswagen AG	2,178,100	436,423,137
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $257,420,039)		527,150,925
Master Notes - 0.0%
Principal Amount
Canada - 0.0%
OZ Optics Ltd. 5% 11/5/14 (g) (Cost $368,884)	$ 361,325	361,325
Money Market Funds - 4.3%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	616,769,692	616,769,692
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	720,943,293	720,943,293
TOTAL MONEY MARKET FUNDS (Cost $1,337,712,985)		1,337,712,985
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $25,845,540,005)	31,862,673,750
NET OTHER ASSETS (LIABILITIES) - (2.7)%	(838,038,131)
NET ASSETS - 100%	$ 31,024,635,619
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $52,569,746 or 0.2% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $32,564,875 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	3/31/11	$ 32,203,550
OZ Optics Ltd. 5% 11/5/14	11/5/10	$ 370,453
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ashmore Global Opportunities Ltd.	$ -	$ 9,748,350	$ 9,748,350	$ 240,285	$ -
Painted Pony Petroleum Ltd.	9,544,006	7,892,568	-	-	31,681,249
Painted Pony Petroleum Ltd. Class A	21,509,462	3,954,028	-	-	52,365,664
Petrobank Energy & Resources Ltd.	223,863,859	-	-	108,873,999	87,136,278
Schweitzer-Mauduit International, Inc.	83,300,121	15,918,255	-	670,084	88,914,992
Total	$ 338,217,448	$ 37,513,201	$ 9,748,350	$ 109,784,368	$ 260,098,203
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,042,238
Fidelity Securities Lending Cash Central Fund	19,408,013
Total	$ 20,450,251
Other Information

The following is a summary of the inputs used, as of July 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 5,690,735,171	$ 4,727,270,218	$ 963,464,953	$ -
Japan	4,131,283,719	3,165,337,414	965,946,305	-
Germany	2,633,383,850	2,298,707,985	334,675,865	-
France	2,023,806,913	1,849,094,322	174,712,591	-
Canada	1,847,994,917	1,847,994,917	-	-
United States of America	1,663,489,082	1,631,285,532	-	32,203,550
Switzerland	1,324,252,612	1,175,213,458	149,039,154	-
Australia	1,106,343,347	1,106,343,347	-	-
Denmark	871,154,837	305,859,828	565,295,009	-
Other	9,232,154,992	8,243,578,534	988,576,458	-
Master Notes	361,325	-	-	361,325
Money Market Funds	1,337,712,985	1,337,712,985	-	-
Total Investments in Securities:	$ 31,862,673,750	$ 27,688,398,540	$ 4,141,710,335	$ 32,564,875
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 451,860
Total Realized Gain (Loss)	(1,056,146)
Total Unrealized Gain (Loss)	1,046,101
Cost of Purchases	32,666,616
Proceeds of Sales	(541,987)
Amortization/Accretion	(1,569)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 32,564,875
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2011	$ (7,560)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At July 31, 2011, the cost of investment securities for income tax purposes was $25,992,465,499. Net unrealized appreciation aggregated $5,870,208,251, of which $7,047,608,093 related to appreciated investment securities and $1,177,399,842 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For master notes, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
Emerging Europe, Middle East,
Africa (EMEA) Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2011

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Emerging Europe, Middle East,
Africa (EMEA) Fund

1.861995.103

AEME-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
Bailiwick of Jersey - 0.6%
Randgold Resources Ltd.	12,000	$ 1,089,397
Czech Republic - 0.5%
Philip Morris CR AS	1,670	994,799
Kenya - 1.1%
British American Tobacco Kenya Ltd.	185,900	537,567
East African Breweries Ltd.	379,106	758,629
Safaricom Ltd.	12,803,616	499,756
Uchumi Supermarket Ltd. (a)	1,500,000	165,750
TOTAL KENYA		1,961,702
Morocco - 1.1%
Maroc Telecom	105,800	1,913,916
Nigeria - 1.2%
Nigerian Breweries PLC	1,441,779	850,546
Skye Bank PLC (a)	14,371,010	597,774
Zenith Bank PLC	7,356,200	712,045
TOTAL NIGERIA		2,160,365
Poland - 3.9%
Bank Polska Kasa Opieki SA	54,600	3,125,999
Eurocash SA	177,800	1,738,125
Polska Grupa Energetyczna SA	250,000	2,085,430
TOTAL POLAND		6,949,554
Qatar - 0.5%
Qatar National Bank SAQ	21,230	827,325
Vodafone Qatar QSC (a)	41,850	88,497
TOTAL QATAR		915,822
Russia - 34.1%
DIXY Group OJSC (a)	118,300	1,611,750
Lukoil Oil Co. sponsored ADR (United Kingdom)	155,295	10,373,706
Magnit OJSC	12,600	1,801,042
Novolipetsk Steel Ojsc	38,800	1,455,000
OAO Gazprom (a)	2,261,800	16,314,828
OAO Gazprom sponsored ADR (Reg. S)	23,800	342,482
OAO NOVATEK (a)	39,500	571,144
OAO NOVATEK GDR	41,900	6,528,020
Rosneft Oil Co. OJSC (a)	32,800	279,779
Rosneft Oil Co. OJSC GDR (Reg. S)	358,800	3,060,564
Sberbank (Savings Bank of the Russian Federation)	2,959,600	10,886,126
Sistema JSFC sponsored GDR	26,300	650,925
Common Stocks - continued
	Shares	Value
Russia - continued
TGK-1 OAO (a)	670,128,100	$ 383,045
TNK-BP Holding	786,500	2,551,169
Uralkali JSC (a)	382,000	3,739,670
VTB Bank JSC unit	156,300	939,363
TOTAL RUSSIA		61,488,613
South Africa - 46.3%
Africa Cellular Towers Ltd. (a)	5,335,800	95,831
African Rainbow Minerals Ltd.	68,500	1,937,766
AngloGold Ashanti Ltd.	96,600	4,052,040
Aveng Ltd.	93,700	501,771
Cashbuild Ltd.	90,500	1,239,355
Clicks Group Ltd.	819,182	4,904,180
DRDGOLD Ltd.	1,024,814	476,876
Exxaro Resources Ltd.	205,400	5,533,488
FirstRand Ltd.	1,932,100	5,572,337
Foschini Ltd.	155,700	2,048,114
Harmony Gold Mining Co. Ltd.	450,000	6,091,647
Illovo Sugar Ltd.	172,803	669,849
Investec Ltd.	67,700	546,849
Life Healthcare Group Holdings Ltd.	321,600	835,106
Mr Price Group Ltd.	190,400	2,100,199
MTN Group Ltd.	637,450	13,824,217
Nampak Ltd.	317,600	1,053,834
Naspers Ltd. Class N	38,500	2,064,013
Northam Platinum Ltd.	111,600	620,510
Paracon Holdings Ltd.	1,828,728	506,345
Pioneer Foods Ltd.	170,600	1,570,036
Raubex Group Ltd.	469,200	1,081,446
RMB Holdings Ltd.	258,400	976,517
Sanlam Ltd.	397,200	1,607,467
Sasol Ltd.	91,000	4,565,614
Shoprite Holdings Ltd.	438,800	6,830,740
Spur Corp. Ltd.	162,800	338,684
Standard Bank Group Ltd.	502,863	7,326,755
Vodacom Group (Pty) Ltd.	351,900	4,479,924
TOTAL SOUTH AFRICA		83,451,510
Turkey - 5.6%
Aygaz AS	165,000	1,025,512
Bim Birlesik Magazalar AS JSC	39,000	1,327,394
Koc Holding AS	159,000	666,343
Common Stocks - continued
	Shares	Value
Turkey - continued
Tupras-Turkiye Petrol Rafinerileri AS	32,000	$ 778,501
Turk Telekomunikasyon AS	351,000	1,495,916
Turkiye Garanti Bankasi AS	1,083,000	4,782,277
TOTAL TURKEY		10,075,943
United Arab Emirates - 1.8%
Dubai Financial Market PJSC (a)	3,758,417	1,166,543
Emirates NBD Bank PJSC (a)	418,373	488,666
First Gulf Bank PJSC	354,080	1,609,937
TOTAL UNITED ARAB EMIRATES		3,265,146
Zambia - 0.4%
Zambeef Products PLC	984,233	795,997
TOTAL COMMON STOCKS (Cost $144,041,205)		175,062,764
Nonconvertible Preferred Stocks - 1.5%

Russia - 1.5%
Surgutneftegaz JSC (a) (Cost $2,742,680)	5,335,400	2,747,215
Nonconvertible Bonds - 0.3%
		Principal Amount
Multi-National - 0.3%
International Bank for Reconstruction & Development 8.2% 12/12/12 (Cost $511,799)	NGN	80,000,000	524,630
Government Obligations - 0.3%

Ghana - 0.3%
Ghana Republic 14.99% 3/11/13 (Cost $672,328)	GHS	950,000	650,006
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $147,968,012)	178,984,615
NET OTHER ASSETS (LIABILITIES) - 0.8%	1,362,921
NET ASSETS - 100%	$ 180,347,536
Currency Abbreviations
GHS	-	Ghana Cedi
NGN	-	Nigerian naira
Legend
(a) Non-income producing
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,380
Fidelity Securities Lending Cash Central Fund	20
Total	$ 5,400
Other Information

The following is a summary of the inputs used, as of July 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
South Africa	$ 83,451,510	$ 68,265,333	$ 15,186,177	$ -
Russia	64,235,828	64,235,828	-	-
Turkey	10,075,943	10,075,943	-	-
Poland	6,949,554	6,949,554	-	-
United Arab Emirates	3,265,146	3,265,146	-	-
Nigeria	2,160,365	2,160,365	-	-
Kenya	1,961,702	1,961,702	-	-
Morocco	1,913,916	1,913,916	-	-
Bailiwick of Jersey	1,089,397	-	1,089,397	-
Other	2,706,618	2,706,618	-	-
Corporate Bonds	524,630	-	524,630	-
Government Obligations	650,006	-	650,006	-
Total Investments in Securities:	$ 178,984,615	$ 161,534,405	$ 17,450,210	$ -
Income Tax Information

At July 31, 2011, the cost of investment securities for income tax purposes was $149,189,643. Net unrealized appreciation aggregated $29,794,972, of which $38,325,627 related to appreciated investment securities and $8,530,655 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and foreign government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Emerging Europe,
Middle East, Africa (EMEA) Fund

July 31, 2011

1.861977.103

EME-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
Bailiwick of Jersey - 0.6%
Randgold Resources Ltd.	12,000	$ 1,089,397
Czech Republic - 0.5%
Philip Morris CR AS	1,670	994,799
Kenya - 1.1%
British American Tobacco Kenya Ltd.	185,900	537,567
East African Breweries Ltd.	379,106	758,629
Safaricom Ltd.	12,803,616	499,756
Uchumi Supermarket Ltd. (a)	1,500,000	165,750
TOTAL KENYA		1,961,702
Morocco - 1.1%
Maroc Telecom	105,800	1,913,916
Nigeria - 1.2%
Nigerian Breweries PLC	1,441,779	850,546
Skye Bank PLC (a)	14,371,010	597,774
Zenith Bank PLC	7,356,200	712,045
TOTAL NIGERIA		2,160,365
Poland - 3.9%
Bank Polska Kasa Opieki SA	54,600	3,125,999
Eurocash SA	177,800	1,738,125
Polska Grupa Energetyczna SA	250,000	2,085,430
TOTAL POLAND		6,949,554
Qatar - 0.5%
Qatar National Bank SAQ	21,230	827,325
Vodafone Qatar QSC (a)	41,850	88,497
TOTAL QATAR		915,822
Russia - 34.1%
DIXY Group OJSC (a)	118,300	1,611,750
Lukoil Oil Co. sponsored ADR (United Kingdom)	155,295	10,373,706
Magnit OJSC	12,600	1,801,042
Novolipetsk Steel Ojsc	38,800	1,455,000
OAO Gazprom (a)	2,261,800	16,314,828
OAO Gazprom sponsored ADR (Reg. S)	23,800	342,482
OAO NOVATEK (a)	39,500	571,144
OAO NOVATEK GDR	41,900	6,528,020
Rosneft Oil Co. OJSC (a)	32,800	279,779
Rosneft Oil Co. OJSC GDR (Reg. S)	358,800	3,060,564
Sberbank (Savings Bank of the Russian Federation)	2,959,600	10,886,126
Sistema JSFC sponsored GDR	26,300	650,925
Common Stocks - continued
	Shares	Value
Russia - continued
TGK-1 OAO (a)	670,128,100	$ 383,045
TNK-BP Holding	786,500	2,551,169
Uralkali JSC (a)	382,000	3,739,670
VTB Bank JSC unit	156,300	939,363
TOTAL RUSSIA		61,488,613
South Africa - 46.3%
Africa Cellular Towers Ltd. (a)	5,335,800	95,831
African Rainbow Minerals Ltd.	68,500	1,937,766
AngloGold Ashanti Ltd.	96,600	4,052,040
Aveng Ltd.	93,700	501,771
Cashbuild Ltd.	90,500	1,239,355
Clicks Group Ltd.	819,182	4,904,180
DRDGOLD Ltd.	1,024,814	476,876
Exxaro Resources Ltd.	205,400	5,533,488
FirstRand Ltd.	1,932,100	5,572,337
Foschini Ltd.	155,700	2,048,114
Harmony Gold Mining Co. Ltd.	450,000	6,091,647
Illovo Sugar Ltd.	172,803	669,849
Investec Ltd.	67,700	546,849
Life Healthcare Group Holdings Ltd.	321,600	835,106
Mr Price Group Ltd.	190,400	2,100,199
MTN Group Ltd.	637,450	13,824,217
Nampak Ltd.	317,600	1,053,834
Naspers Ltd. Class N	38,500	2,064,013
Northam Platinum Ltd.	111,600	620,510
Paracon Holdings Ltd.	1,828,728	506,345
Pioneer Foods Ltd.	170,600	1,570,036
Raubex Group Ltd.	469,200	1,081,446
RMB Holdings Ltd.	258,400	976,517
Sanlam Ltd.	397,200	1,607,467
Sasol Ltd.	91,000	4,565,614
Shoprite Holdings Ltd.	438,800	6,830,740
Spur Corp. Ltd.	162,800	338,684
Standard Bank Group Ltd.	502,863	7,326,755
Vodacom Group (Pty) Ltd.	351,900	4,479,924
TOTAL SOUTH AFRICA		83,451,510
Turkey - 5.6%
Aygaz AS	165,000	1,025,512
Bim Birlesik Magazalar AS JSC	39,000	1,327,394
Koc Holding AS	159,000	666,343
Common Stocks - continued
	Shares	Value
Turkey - continued
Tupras-Turkiye Petrol Rafinerileri AS	32,000	$ 778,501
Turk Telekomunikasyon AS	351,000	1,495,916
Turkiye Garanti Bankasi AS	1,083,000	4,782,277
TOTAL TURKEY		10,075,943
United Arab Emirates - 1.8%
Dubai Financial Market PJSC (a)	3,758,417	1,166,543
Emirates NBD Bank PJSC (a)	418,373	488,666
First Gulf Bank PJSC	354,080	1,609,937
TOTAL UNITED ARAB EMIRATES		3,265,146
Zambia - 0.4%
Zambeef Products PLC	984,233	795,997
TOTAL COMMON STOCKS (Cost $144,041,205)		175,062,764
Nonconvertible Preferred Stocks - 1.5%

Russia - 1.5%
Surgutneftegaz JSC (a) (Cost $2,742,680)	5,335,400	2,747,215
Nonconvertible Bonds - 0.3%
		Principal Amount
Multi-National - 0.3%
International Bank for Reconstruction & Development 8.2% 12/12/12 (Cost $511,799)	NGN	80,000,000	524,630
Government Obligations - 0.3%

Ghana - 0.3%
Ghana Republic 14.99% 3/11/13 (Cost $672,328)	GHS	950,000	650,006
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $147,968,012)	178,984,615
NET OTHER ASSETS (LIABILITIES) - 0.8%	1,362,921
NET ASSETS - 100%	$ 180,347,536
Currency Abbreviations
GHS	-	Ghana Cedi
NGN	-	Nigerian naira
Legend
(a) Non-income producing
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,380
Fidelity Securities Lending Cash Central Fund	20
Total	$ 5,400
Other Information

The following is a summary of the inputs used, as of July 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
South Africa	$ 83,451,510	$ 68,265,333	$ 15,186,177	$ -
Russia	64,235,828	64,235,828	-	-
Turkey	10,075,943	10,075,943	-	-
Poland	6,949,554	6,949,554	-	-
United Arab Emirates	3,265,146	3,265,146	-	-
Nigeria	2,160,365	2,160,365	-	-
Kenya	1,961,702	1,961,702	-	-
Morocco	1,913,916	1,913,916	-	-
Bailiwick of Jersey	1,089,397	-	1,089,397	-
Other	2,706,618	2,706,618	-	-
Corporate Bonds	524,630	-	524,630	-
Government Obligations	650,006	-	650,006	-
Total Investments in Securities:	$ 178,984,615	$ 161,534,405	$ 17,450,210	$ -
Income Tax Information

At July 31, 2011, the cost of investment securities for income tax purposes was $149,189,643. Net unrealized appreciation aggregated $29,794,972, of which $38,325,627 related to appreciated investment securities and $8,530,655 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and foreign government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Emerging Markets Fund -
Emerging Markets
Class K

July 31, 2011

1.804872.107

EMF-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Bailiwick of Jersey - 0.5%
Randgold Resources Ltd. sponsored ADR	259,600	$ 23,574,276
Bermuda - 1.6%
Cheung Kong Infrastructure Holdings Ltd.	3,294,000	18,976,699
China Glass Holdings Ltd.	2,782,000	838,833
China Yurun Food Group Ltd.	8,866,000	27,870,487
CNPC (Hong Kong) Ltd.	8,502,000	14,224,907
Great Eagle Holdings Ltd.	3,172,888	10,462,576
TOTAL BERMUDA		72,373,502
Brazil - 13.2%
Banco Bradesco SA (PN) sponsored ADR (d)	4,045,850	77,801,696
Banco do Estado do Rio Grande do Sul SA	1,723,800	17,446,919
BR Malls Participacoes SA	1,461,500	17,015,659
BR Properties SA	823,100	9,137,301
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	1,399,700	42,018,994
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	865,000	25,818,399
Companhia de Saneamento de Minas Gerais	246,200	5,158,265
Eletropaulo Metropolitana SA (PN-B)	1,146,600	26,809,684
Even Construtora e Incorporadora SA	1,346,700	6,589,384
Hypermarcas SA	1,634,800	12,562,414
Light SA	860,000	15,412,584
Localiza Rent A Car SA	684,900	11,100,043
Marcopolo SA (PN)	1,689,600	6,894,771
Mills Estruturas e Servicos de Engenharia SA	546,000	7,391,697
Multiplus SA	128,000	2,218,051
OGX Petroleo e Gas Participacoes SA (a)	3,899,700	32,480,740
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	778,300	11,790,904
(PN) sponsored ADR (non-vtg.)	1,470,939	45,201,955
Qualicorp SA	502,000	4,692,496
Tecnisa SA	925,400	7,087,256
Tegma Gestao Logistica	805,100	12,331,857
Telecomunicacoes de Sao Paulo SA sponsored ADR	825,042	26,170,332
TIM Participacoes SA sponsored ADR (non-vtg.) (d)	805,100	40,287,204
Ultrapar Participacoes SA	746,200	13,325,000
Vale SA (PN-A) sponsored ADR	4,019,598	118,658,533
TOTAL BRAZIL		595,402,138
British Virgin Islands - 0.4%
Mail.ru Group Ltd.:
GDR (a)(e)	442,500	15,806,100
GDR (Reg. S)	40,000	1,428,800
TOTAL BRITISH VIRGIN ISLANDS		17,234,900

	Shares	Value
Canada - 1.2%
Eldorado Gold Corp.	1,356,411	$ 23,354,575
First Quantum Minerals Ltd.	148,500	20,588,560
Pacific Rubiales Energy Corp.	271,400	7,806,230
Uranium One, Inc.	1,235,300	4,357,296
TOTAL CANADA		56,106,661
Cayman Islands - 4.2%
Central China Real Estate Ltd.	21,575,208	5,979,426
Changyou.com Ltd. (A Shares) ADR (a)(d)	408,600	21,177,738
China Shangshui Cement Group Ltd.	24,867,000	30,151,293
Country Garden Holdings Co. Ltd.	27,371,000	14,047,576
Eurasia Drilling Co. Ltd. GDR (Reg. S)	672,100	19,826,950
EVA Precision Industrial Holdings Ltd.	34,080,000	12,899,484
Gourmet Master Co. Ltd.	502,000	4,067,452
Haitian International Holdings Ltd.	5,116,000	6,196,597
JA Solar Holdings Co. Ltd. ADR (a)	703,000	3,374,400
Kaisa Group Holdings Ltd. (a)	21,809,000	7,919,047
Kingboard Chemical Holdings Ltd.	3,930,500	18,684,727
Minth Group Ltd.	49,000	78,714
Shenguan Holdings Group Ltd.	17,854,000	11,431,068
SOHO China Ltd.	12,551,500	11,385,859
TPK Holdings Co.	547,000	16,099,377
Trina Solar Ltd. (a)	239,500	4,289,445
TOTAL CAYMAN ISLANDS		187,609,153
Chile - 0.3%
CFR Pharmaceuticals SA	58,663,706	14,681,952
China - 9.5%
Agricultural Bank China Ltd. (H Shares)	41,143,000	22,329,915
Anhui Expressway Co. Ltd. (H Shares)	7,786,000	5,244,746
Baidu.com, Inc. sponsored ADR (a)	166,393	26,135,349
China Communications Construction Co. Ltd. (H Shares)	25,825,000	21,902,442
China Communications Services Corp. Ltd. (H Shares)	31,758,000	16,054,623
China Construction Bank Corp. (H Shares)	22,733,000	18,317,540
China Datang Corp. Renewable Power Co. Ltd. (a)	16,626,000	3,797,157
China Minsheng Banking Corp. Ltd. (H Shares)	31,842,000	28,108,620
China National Building Materials Co. Ltd. (H Shares)	12,860,000	25,839,462
China Telecom Corp. Ltd. (H Shares)	45,926,000	30,089,416
Digital China Holdings Ltd. (H Shares)	6,807,000	11,616,041
Dongfeng Motor Group Co. Ltd. (H Shares)	6,042,000	11,954,071
Great Wall Motor Co. Ltd. (H Shares)	8,080,000	12,191,845
Guangzhou R F Properties Co. Ltd. (H Shares)	7,241,600	9,347,237
Harbin Power Equipment Co. Ltd. (H Shares)	19,704,000	25,938,957
Common Stocks - continued
	Shares	Value
China - continued
Industrial & Commercial Bank of China Ltd. (H Shares)	100,918,670	$ 76,785,100
NetEase.com, Inc. sponsored ADR (a)	184,800	9,336,096
Shenzhen Expwy Co. (H Shares)	6,210,000	3,274,795
SINA Corp. (a)(d)	135,800	14,678,622
Yantai Changyu Pioneer Wine Co. (B Shares)	1,548,446	18,576,266
Yanzhou Coal Mining Co. Ltd. (H Shares)	5,694,000	21,813,056
ZTE Corp. (H Shares)	3,764,400	11,761,033
TOTAL CHINA		425,092,389
Czech Republic - 0.9%
Ceske Energeticke Zavody AS (d)	670,000	34,622,238
Philip Morris CR AS	6,150	3,663,480
TOTAL CZECH REPUBLIC		38,285,718
Egypt - 0.4%
Commercial International Bank Ltd. sponsored GDR	4,172,882	18,444,138
Georgia - 0.2%
Bank of Georgia GDR (Reg. S)	480,001	8,208,017
Hong Kong - 3.1%
China Insurance International Holdings Co. Ltd. (a)	7,623,600	17,548,229
China Overseas Land & Investment Ltd.	13,394,000	30,074,546
China Power International Development Ltd.	67,468,000	16,880,418
CNOOC Ltd.	28,983,000	64,516,090
Galaxy Entertainment Group Ltd. (a)	3,780,000	9,797,018
TOTAL HONG KONG		138,816,301
India - 3.8%
Bank of Baroda	1,448,252	28,844,079
Bharti Airtel Ltd.	3,300,259	32,640,540
Grasim Industries Ltd.	69,499	3,630,517
HCL Technologies Ltd.	846,855	9,324,791
Indian Overseas Bank	5,515,424	17,284,822
ITC Ltd.	3,000	14,138
Jain Irrigation Systems Ltd.	2,480,749	9,774,858
Punjab National Bank	265,790	6,824,442
Sintex Industries Ltd.	3,036,376	12,101,548
Tata Consultancy Services Ltd.	1,428,447	36,737,033
Tata Power Co. Ltd.	268,016	7,767,069
Thermax Ltd.	511,060	6,610,488
TOTAL INDIA		171,554,325
Indonesia - 4.8%
PT Astra International Tbk	5,793,500	48,051,947
PT Bank Rakyat Indonesia Tbk	57,082,000	46,337,130
PT Bank Tabungan Negara Tbk	47,112,500	9,422,495
PT Bumi Serpong Damai Tbk	79,655,400	9,558,643
PT Ciputra Development Tbk	98,853,500	6,396,400
PT Energi Mega Persada Tbk (a)	86,574,500	2,597,234

	Shares	Value
PT Gadjah Tunggal Tbk	13,459,500	$ 5,185,864
PT Indofood Sukses Makmur Tbk	47,233,500	35,286,185
PT Indosat Tbk	23,741,700	15,222,612
PT Indosat Tbk sponsored ADR	155,811	5,066,974
PT Summarecon Agung Tbk	31,022,000	4,671,546
PT Tambang Batubbara Bukit Asam Tbk	2,500	6,265
PT Tower Bersama Infrastructure Tbk	40,320,000	10,554,348
PT XL Axiata Tbk	26,997,500	18,263,006
TOTAL INDONESIA		216,620,649
Kazakhstan - 0.4%
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	1,046,211	19,354,904
Korea (South) - 21.1%
BS Financial Group, Inc. (a)	1,445,770	22,283,763
Cheil Worldwide, Inc.	565,560	8,931,592
CJ CGV Co. Ltd.	341,250	10,131,015
CJ Corp.	321,306	25,904,411
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	273,300	9,720,909
Daum Communications Corp.	53,434	6,690,023
Dong-A Pharmaceutical Co. Ltd.	57,935	6,209,483
Doosan Co. Ltd.	156,225	21,930,484
GS Holdings Corp.	390,580	33,564,035
Hankook Tire Co. Ltd.	255,850	10,410,670
Honam Petrochemical Corp.	56,401	23,110,349
Hyundai Department Store Co. Ltd.	176,772	30,850,859
Hyundai Engineering & Construction Co. Ltd.	235,209	19,275,411
Hyundai Fire & Marine Insurance Co. Ltd.	374,910	12,019,314
Hyundai Heavy Industries Co. Ltd.	119,313	46,172,553
Hyundai Hysco Co. Ltd.	261,230	12,004,741
Hyundai Mobis	108,085	38,956,953
Hyundai Motor Co.	381,878	85,119,382
Hyundai Steel Co.	212,180	26,162,772
Industrial Bank of Korea	2,228,760	38,368,595
Kia Motors Corp.	802,350	58,903,456
Korea Gas Corp.	280,220	9,475,336
Korea Zinc Co. Ltd.	36,246	15,040,910
KT&G Corp.	530,058	32,980,953
LG Chemical Ltd.	95,709	42,666,459
LIG Non-Life Insurance Co. Ltd.	409,010	10,164,153
Lotte Samkang Co. Ltd.	36,357	15,035,244
Meritz Fire & Marine Insurance Co. Ltd.	315,329	3,663,835
Nong Shim Co. Ltd.	76,098	18,261,217
Paradise Co. Ltd.	2,120,090	16,207,846
Samsung Card Co. Ltd.	317,792	18,085,486
Samsung Electronics Co. Ltd.	172,427	138,033,234
Samsung Heavy Industries Ltd.	348,560	14,199,619
Shinhan Financial Group Co. Ltd.	666,420	31,923,158
Shinsegae Co. Ltd.	28,041	8,723,752
SK Chemicals Co. Ltd.	208,337	15,788,801
Common Stocks - continued
	Shares	Value
Korea (South) - continued
SKC Co. Ltd.	65,310	$ 4,317,660
Sungwoo Hitech Co. Ltd.	361,028	7,910,225
TOTAL KOREA (SOUTH)		949,198,658
Luxembourg - 0.6%
Millicom International Cellular SA unit	229,800	27,611,720
Malaysia - 0.9%
Axiata Group Bhd	15,292,500	26,299,697
RHB Capital Bhd	5,048,405	15,508,673
TOTAL MALAYSIA		41,808,370
Mauritius - 0.4%
Golden Agri-Resources Ltd.	26,794,000	16,243,508
Mexico - 0.9%
America Movil SAB de CV Series L sponsored ADR	1,334,966	34,442,123
Coca-Cola FEMSA SAB de CV Series L	714,300	6,898,201
TOTAL MEXICO		41,340,324
Netherlands - 0.1%
Yandex NV	193,100	6,752,707
Nigeria - 0.4%
Guaranty Trust Bank PLC GDR (Reg. S)	3,287,497	13,643,113
Guinness Nigeria PLC	2,079,687	3,139,933
TOTAL NIGERIA		16,783,046
Panama - 0.1%
Copa Holdings SA Class A	67,600	4,435,236
Peru - 0.6%
Compania de Minas Buenaventura SA sponsored ADR	625,341	25,601,461
Philippines - 0.1%
Globe Telecom, Inc.	155,380	3,536,056
Poland - 0.7%
Polska Grupa Energetyczna SA	1,528,700	12,751,986
Polski Koncern Naftowy Orlen SA (a)	938,295	15,775,388
TVN SA	794,300	4,824,493
TOTAL POLAND		33,351,867
Portugal - 0.3%
Jeronimo Martins SGPS SA	598,435	11,724,209
Russia - 7.4%
Cherkizovo Group OJSC GDR (a)	488,565	9,545,669
Magnit OJSC GDR (Reg. S)	797,000	24,587,450
Mostotrest OAO (a)	559,532	4,417,837
OAO Gazprom sponsored ADR	5,737,670	84,114,242
OAO NOVATEK GDR	342,958	53,432,856
OAO Tatneft sponsored ADR	584,700	24,458,001
Rosneft Oil Co. OJSC GDR (Reg. S)	4,495,300	38,344,909

	Shares	Value
Sberbank (Savings Bank of the Russian Federation)	16,188,900	$ 59,546,698
Uralkali JSC GDR (Reg. S)	649,600	31,999,296
TOTAL RUSSIA		330,446,958
Singapore - 0.8%
Keppel Corp. Ltd.	2,263,700	20,810,662
Straits Asia Resources Ltd.	6,833,000	17,193,863
TOTAL SINGAPORE		38,004,525
South Africa - 3.3%
African Bank Investments Ltd.	4,815,199	24,286,793
Barloworld Ltd.	986,900	9,527,060
Foschini Ltd.	1,953,121	25,691,806
Life Healthcare Group Holdings Ltd.	5,279,500	13,709,395
Mr Price Group Ltd.	434,000	4,787,218
PSG Group Ltd.	210,419	1,464,414
Sanlam Ltd.	5,220,500	21,127,340
Sasol Ltd.	230,600	11,569,568
Sasol Ltd. sponsored ADR	487,450	24,445,618
Steinhoff International Holdings Ltd.	3,184,701	11,134,418
TOTAL SOUTH AFRICA		147,743,630
Taiwan - 9.3%
Advanced Semiconductor Engineering, Inc. sponsored ADR (d)	3,823,240	20,301,404
Catcher Technology Co. Ltd.	3,671,000	32,032,272
Chroma ATE, Inc.	4,069,786	10,216,741
Compal Electronics, Inc.	6,905,000	8,942,071
Formosa Chemicals & Fibre Corp.	7,002,000	25,336,184
Formosa Plastics Corp.	10,049,000	37,753,342
Fubon Financial Holding Co. Ltd.	28,180,651	45,861,863
HTC Corp.	991,305	29,450,820
Huaku Development Co. Ltd.	2,788,049	8,283,054
Kinsus Interconnect Technology Corp.	2,523,000	10,396,018
Leofoo Development Co. Ltd. (a)	3,262,000	2,157,348
President Chain Store Corp.	3,783,000	24,167,711
SIMPLO Technology Co. Ltd.	1,341,900	11,546,473
Taishin Financial Holdings Co. Ltd.	57,012,146	30,401,214
Taiwan Cement Corp.	23,632,599	37,314,630
Taiwan Semiconductor Manufacturing Co. Ltd.	25,533,447	63,356,677
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,524,100	18,837,876
TOTAL TAIWAN		416,355,698
Thailand - 4.0%
Advanced Info Service PCL (For. Reg.)	8,145,000	31,595,215
Asian Property Development PCL (For. Reg.)	54,389,540	11,051,443
Banpu PCL (For. Reg.)	363,700	8,941,340
Charoen Pokphand Foods PCL (For. Reg.)	6,839,500	7,293,170
Glow Energy PCL (For. Reg.)	5,408,200	10,262,412
PTT PCL (For. Reg.)	2,843,000	33,132,528
Siam Cement PCL (For. Reg.)	1,943,000	28,582,167
Common Stocks - continued
	Shares	Value
Thailand - continued
Siam Commercial Bank PCL (For. Reg.)	9,356,500	$ 39,751,378
IRPC Public Co. Ltd.	40,619,000	7,844,139
Total Access Communication PCL (For. Reg.)	105,200	238,489
TOTAL THAILAND		178,692,281
Turkey - 1.5%
Anadolu Efes Biracilik ve Malt Sanayii AS	357,000	4,712,383
Aygaz AS	1,780,812	11,068,146
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	4,013,000	6,128,531
Turkiye Garanti Bankasi AS	5,666,895	25,023,699
Turkiye Vakiflar Bankasi TAO	9,009,000	18,877,625
TOTAL TURKEY		65,810,384
United Arab Emirates - 0.0%
First Gulf Bank PJSC	455,761	2,072,261
United Kingdom - 0.4%
3Legs Resources PLC	870,200	3,428,449
Kazakhmys PLC	576,100	12,748,383
TOTAL UNITED KINGDOM		16,176,832
United States of America - 1.4%
Cognizant Technology Solutions Corp. Class A (a)	153,300	10,711,071
CTC Media, Inc. (d)	959,738	20,212,082
Freeport-McMoRan Copper & Gold, Inc.	414,952	21,975,858
Sohu.com, Inc. (a)	108,700	9,793,870
TOTAL UNITED STATES OF AMERICA		62,692,881
TOTAL COMMON STOCKS (Cost $3,521,143,719)		4,439,741,635
Money Market Funds - 2.3%

Fidelity Cash Central Fund, 0.14% (b)	47	47
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	104,584,145	104,584,145
TOTAL MONEY MARKET FUNDS (Cost $104,584,192)		104,584,192
Cash Equivalents - 0.2%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.16%, dated 7/29/11 due 8/1/11 (Collateralized by U.S. Government Obligations) # (Cost $6,063,000)	$ 6,063,079	$ 6,063,000
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $3,631,790,911)	4,550,388,827
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(57,217,990)
NET ASSETS - 100%	$ 4,493,170,837
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,806,100 or 0.4% of net assets.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$6,063,000 due 8/01/11 at 0.16%
BNP Paribas Securities Corp.	$ 3,185,213
Barclays Capital, Inc.	1,694,263
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,183,524
$ 6,063,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 40,673
Fidelity Securities Lending Cash Central Fund	1,156,221
Total	$ 1,196,894
Other Information

The following is a summary of the inputs used, as of July 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Korea (South)	$ 949,198,658	$ 917,275,500	$ 31,923,158	$ -
Brazil	595,402,138	595,402,138	-	-
China	425,092,389	373,189,917	51,902,472	-
Taiwan	416,355,698	352,999,021	63,356,677	-
Russia	330,446,958	330,446,958	-	-
Indonesia	216,620,649	216,620,649	-	-
Cayman Islands	187,609,153	187,609,153	-	-
Thailand	178,692,281	178,692,281	-	-
India	171,554,325	132,255,287	39,299,038	-
Other	968,769,386	892,683,728	76,085,658	-
Money Market Funds	104,584,192	104,584,192	-	-
Cash Equivalents	6,063,000	-	6,063,000	-
Total Investments in Securities:	$ 4,550,388,827	$ 4,281,758,824	$ 268,630,003	$ -
Income Tax Information

At July 31, 2011, the cost of investment securities for income tax purposes was $3,674,312,463. Net unrealized appreciation aggregated $876,076,364, of which $961,202,053 related to appreciated investment securities and $85,125,689 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Europe Capital Appreciation Fund

July 31, 2011

1.804821.107

ECA-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
Australia - 0.9%
Fortescue Metals Group Ltd.	506,891	$ 3,514,012
Bailiwick of Guernsey - 0.4%
Resolution Ltd.	337,500	1,530,258
Bailiwick of Jersey - 2.6%
Experian PLC	209,400	2,758,602
Randgold Resources Ltd. sponsored ADR	38,900	3,532,509
Shire PLC	127,582	4,428,609
TOTAL BAILIWICK OF JERSEY		10,719,720
Belgium - 0.5%
Anheuser-Busch InBev SA NV (strip VVPR) (a)	103,680	298
Umicore SA	38,798	1,985,705
TOTAL BELGIUM		1,986,003
Bermuda - 0.2%
Kosmos Energy Ltd.	47,500	721,525
British Virgin Islands - 0.4%
Mail.ru Group Ltd. GDR (Reg. S)	45,100	1,610,972
Canada - 1.5%
First Quantum Minerals Ltd.	16,000	2,218,296
Petrobank Energy & Resources Ltd. (a)	30,900	478,669
Suncor Energy, Inc.	48,400	1,855,148
Uranium One, Inc.	437,400	1,542,849
TOTAL CANADA		6,094,962
China - 1.0%
Baidu.com, Inc. sponsored ADR (a)	11,000	1,727,770
Focus Media Holding Ltd. ADR (a)(d)	65,700	2,160,873
TOTAL CHINA		3,888,643
Denmark - 2.7%
Carlsberg A/S Series B	28,400	2,793,416
Danske Bank A/S (a)	124,989	2,422,618
Novo Nordisk A/S Series B	48,230	5,899,308
TOTAL DENMARK		11,115,342
Finland - 0.5%
Nokian Tyres PLC	41,500	1,947,492
France - 17.4%
Alcatel-Lucent SA sponsored ADR (a)	289,200	1,171,260
Alstom SA	67,745	3,577,710
Arkema SA	44,500	4,357,499
Atos Origin SA (d)	48,390	2,672,701
BNP Paribas SA	110,258	7,202,757
Club Mediterranee SA (a)	32,000	760,036
Compagnie Generale de Geophysique SA (a)	48,300	1,621,954
Danone	76,500	5,473,967
Edenred	53,800	1,550,689
Iliad SA	23,126	2,970,636
JC Decaux SA (a)	55,800	1,541,789

	Shares	Value
LVMH Moet Hennessy - Louis Vuitton	38,299	$ 7,041,078
PPR SA (d)	39,000	7,228,792
Publicis Groupe SA	56,000	2,856,056
Remy Cointreau SA	24,767	2,213,478
Safran SA	75,500	3,149,238
Sanofi-Aventis	118,806	9,230,973
Societe Generale Series A	71,700	3,578,474
Unibail-Rodamco	9,100	2,031,907
TOTAL FRANCE		70,230,994
Germany - 8.4%
BASF AG	74,795	6,794,203
Commerzbank AG (a)	1,141,000	4,357,647
Fresenius Medical Care AG & Co. KGaA	37,261	2,859,569
HeidelbergCement AG	38,600	2,132,530
Kabel Deutschland Holding AG (a)	83,100	4,688,329
SAP AG	83,379	5,212,856
Siemens AG	61,526	7,863,138
TOTAL GERMANY		33,908,272
Ireland - 0.1%
Elan Corp. PLC (a)	47,800	534,175
Italy - 2.5%
Amplifon SpA	40,800	261,812
Fiat Industrial SpA (a)	258,000	3,412,361
Intesa Sanpaolo SpA	1,217,968	2,828,060
Piaggio & C SpA	300,000	1,243,163
Prysmian SpA	119,100	2,209,273
TOTAL ITALY		9,954,669
Luxembourg - 0.4%
Evraz Group SA GDR (a)	54,500	1,820,300
Netherlands - 2.8%
AEGON NV (a)	380,000	2,174,568
ING Groep NV (Certificaten Van Aandelen) (a)	552,900	5,932,957
LyondellBasell Industries NV Class A	58,700	2,316,302
Yandex NV	23,800	832,286
TOTAL NETHERLANDS		11,256,113
Norway - 2.1%
Aker Solutions ASA	169,300	2,980,767
Kvaerner ASA (a)	5,300	11,261
Storebrand ASA (A Shares)	651,500	5,437,637
TOTAL NORWAY		8,429,665
Poland - 0.3%
Eurocash SA	141,700	1,385,221
Russia - 1.2%
Sberbank of Russia sponsored ADR	157,500	2,354,625
Uralkali JSC GDR (Reg. S)	48,400	2,384,184
TOTAL RUSSIA		4,738,809
Common Stocks - continued
	Shares	Value
Spain - 4.4%
Banco Bilbao Vizcaya Argentaria SA	311,571	$ 3,263,590
Banco Santander SA	546,236	5,749,094
Gestevision Telecinco SA (d)	313,750	2,948,308
Grifols SA	67,700	1,482,953
Inditex SA	48,710	4,419,103
TOTAL SPAIN		17,863,048
Sweden - 2.3%
Elekta AB (B Shares)	25,000	1,152,284
Swedbank AB (A Shares)	220,658	3,878,792
Telefonaktiebolaget LM Ericsson (B Shares)	343,983	4,320,348
TOTAL SWEDEN		9,351,424
Switzerland - 8.0%
Compagnie Financiere Richemont SA Series A	76,957	4,987,185
Nestle SA	221,332	14,118,607
Schindler Holding AG (participation certificate)	24,325	2,868,667
The Swatch Group AG (Bearer)	8,300	4,511,660
Transocean Ltd. (United States)	36,900	2,271,564
UBS AG (a)	211,228	3,483,970
TOTAL SWITZERLAND		32,241,653
United Kingdom - 32.0%
Aegis Group PLC	620,700	1,579,359
Autonomy Corp. PLC (a)	65,000	1,793,694
Aviva PLC	420,800	2,740,699
Barclays PLC	1,304,724	4,734,690
BG Group PLC	375,341	8,897,347
BHP Billiton PLC	134,161	5,012,047
British American Tobacco PLC (United Kingdom)	133,000	6,140,008
British Land Co. PLC	386,352	3,710,277
British Sky Broadcasting Group PLC	291,700	3,409,446
Burberry Group PLC	116,000	2,844,958
Cairn Energy PLC (a)	320,526	1,945,797
Carphone Warehouse Group PLC	1,299,500	8,805,027
Filtrona PLC	282,400	1,582,689
GlaxoSmithKline PLC	279,600	6,234,290
HSBC Holdings PLC sponsored ADR	144,285	7,051,208
International Personal Finance PLC	200,600	1,037,969
Kazakhmys PLC	120,200	2,659,878
Lloyds Banking Group PLC (a)	5,098,300	3,601,816
Meggitt PLC	433,400	2,762,636
Micro Focus International PLC	440,500	2,097,062
Misys PLC	534,537	3,474,884
Morgan Crucible Co. PLC	339,600	1,834,133
Next PLC	68,300	2,662,880
Prudential PLC	354,691	3,995,684
Reckitt Benckiser Group PLC	84,700	4,806,735

	Shares	Value
Royal Dutch Shell PLC Class A (United Kingdom)	468,066	$ 17,146,615
SuperGroup PLC (a)(d)	134,700	2,354,965
Vodafone Group PLC	3,718,700	10,429,500
Xstrata PLC	187,900	3,996,056
TOTAL UNITED KINGDOM		129,342,349
United States of America - 4.7%
Agilent Technologies, Inc. (a)	52,500	2,213,400
Citigroup, Inc.	31,600	1,211,544
Dunkin' Brands Group, Inc.	1,100	31,823
Fluor Corp.	24,700	1,569,191
Green Mountain Coffee Roasters, Inc. (a)	26,900	2,796,255
Halliburton Co.	39,100	2,139,943
Mead Johnson Nutrition Co. Class A	37,500	2,676,375
Noble Energy, Inc.	17,900	1,784,272
The Mosaic Co.	50,800	3,592,576
Virgin Media, Inc.	38,200	1,010,772
TOTAL UNITED STATES OF AMERICA		19,026,151
TOTAL COMMON STOCKS (Cost $370,623,690)		393,211,772
Nonconvertible Preferred Stocks - 1.9%

Germany - 1.9%
ProSiebenSat.1 Media AG	111,600	2,887,146
Volkswagen AG	24,000	4,808,850
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $5,425,295)		7,695,996
Money Market Funds - 2.4%

Fidelity Cash Central Fund, 0.14% (b)	1,871,352	1,871,352
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	7,760,488	7,760,488
TOTAL MONEY MARKET FUNDS (Cost $9,631,840)		9,631,840
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $385,680,825)	410,539,608
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(6,536,651)
NET ASSETS - 100%	$ 404,002,957
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,802
Fidelity Securities Lending Cash Central Fund	330,137
Total	$ 334,939
Other Information

The following is a summary of the inputs used, as of July 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 129,342,349	$ 69,307,000	$ 60,035,349	$ -
France	70,230,994	59,378,067	10,852,927	-
Germany	41,604,268	25,668,705	15,935,563	-
Switzerland	32,241,653	28,757,683	3,483,970	-
United States of America	19,026,151	19,026,151	-	-
Spain	17,863,048	8,850,364	9,012,684	-
Netherlands	11,256,113	3,148,588	8,107,525	-
Denmark	11,115,342	5,216,034	5,899,308	-
Bailiwick of Jersey	10,719,720	6,291,111	4,428,609	-
Other	57,508,130	52,653,607	4,854,523	-
Money Market Funds	9,631,840	9,631,840	-	-
Total Investments in Securities:	$ 410,539,608	$ 287,929,150	$ 122,610,458	$ -
Income Tax Information

At July 31, 2011, the cost of investment securities for income tax purposes was $389,636,353. Net unrealized appreciation aggregated $20,903,255, of which $49,378,071 related to appreciated investment securities and $28,474,816 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Europe Fund

July 31, 2011

1.804873.107

EUR-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
Australia - 0.9%
Fortescue Metals Group Ltd.	944,617	$ 6,548,540
Bailiwick of Guernsey - 0.4%
Resolution Ltd.	626,200	2,839,253
Bailiwick of Jersey - 2.8%
Experian PLC	464,100	6,113,979
Randgold Resources Ltd. sponsored ADR	71,300	6,474,753
Shire PLC	237,598	8,247,469
TOTAL BAILIWICK OF JERSEY		20,836,201
Belgium - 0.5%
Umicore SA	72,323	3,701,534
Bermuda - 0.2%
Kosmos Energy Ltd.	87,400	1,327,606
British Virgin Islands - 0.4%
Mail.ru Group Ltd. GDR (Reg. S)	84,000	3,000,480
Canada - 1.5%
First Quantum Minerals Ltd.	29,800	4,131,576
Petrobank Energy & Resources Ltd. (a)	47,400	734,268
Suncor Energy, Inc.	85,800	3,288,671
Uranium One, Inc.	803,700	2,834,906
TOTAL CANADA		10,989,421
China - 0.9%
Baidu.com, Inc. sponsored ADR (a)	20,300	3,188,521
Focus Media Holding Ltd. ADR (a)(d)	120,700	3,969,823
TOTAL CHINA		7,158,344
Denmark - 2.8%
Carlsberg A/S Series B	53,300	5,242,572
Danske Bank A/S (a)	232,688	4,510,110
Novo Nordisk A/S Series B	89,901	10,996,345
TOTAL DENMARK		20,749,027
Finland - 0.5%
Nokian Tyres PLC	76,800	3,604,034
France - 17.2%
Alcatel-Lucent SA sponsored ADR (a)	539,300	2,184,165
Alstom SA	126,065	6,657,672
Arkema SA	81,300	7,961,004
Atos Origin SA	88,227	4,872,999
BNP Paribas SA	205,261	13,408,959
Club Mediterranee SA (a)	58,660	1,393,241
Compagnie Generale de Geophysique SA (a)	87,500	2,938,322
Danone	140,700	10,067,807
Edenred	100,100	2,885,203
Iliad SA	42,255	5,427,840
JC Decaux SA (a)	103,900	2,870,822
LVMH Moet Hennessy - Louis Vuitton	71,512	13,147,121
PPR SA	72,800	13,493,746
Publicis Groupe SA	101,800	5,191,901

	Shares	Value
Remy Cointreau SA	43,824	$ 3,916,642
Safran SA (d)	140,600	5,864,673
Sanofi-Aventis	221,159	17,183,583
Societe Generale Series A	133,500	6,662,849
Unibail-Rodamco	16,900	3,773,542
TOTAL FRANCE		129,902,091
Germany - 8.4%
BASF AG	137,428	12,483,638
Commerzbank AG (a)	2,124,600	8,114,160
Fresenius Medical Care AG & Co. KGaA	69,500	5,333,728
HeidelbergCement AG	72,000	3,977,776
Kabel Deutschland Holding AG (a)	154,900	8,739,135
SAP AG	154,880	9,683,099
Siemens AG	114,493	14,632,419
TOTAL GERMANY		62,963,955
Ireland - 0.1%
Elan Corp. PLC (a)	89,100	995,712
Italy - 2.4%
Amplifon SpA	75,940	487,305
Fiat Industrial SpA (a)	466,100	6,164,734
Intesa Sanpaolo SpA	2,267,879	5,265,901
Piaggio & C SpA	558,700	2,315,183
Prysmian SpA	218,600	4,054,972
TOTAL ITALY		18,288,095
Luxembourg - 0.4%
Evraz Group SA GDR (a)	101,500	3,390,100
Netherlands - 2.8%
AEGON NV (a)	705,800	4,038,973
ING Groep NV (Certificaten Van Aandelen) (a)	1,031,200	11,065,410
LyondellBasell Industries NV Class A	108,100	4,265,626
Yandex NV	44,100	1,542,177
TOTAL NETHERLANDS		20,912,186
Norway - 2.1%
Aker Solutions ASA	315,200	5,549,543
Kvaerner ASA (a)	9,700	20,609
Storebrand ASA (A Shares)	1,214,000	10,132,449
TOTAL NORWAY		15,702,601
Poland - 0.3%
Eurocash SA	261,800	2,559,287
Russia - 1.1%
Sberbank of Russia sponsored ADR	277,500	4,148,625
Uralkali JSC GDR (Reg. S)	90,300	4,448,178
TOTAL RUSSIA		8,596,803
Spain - 4.4%
Banco Bilbao Vizcaya Argentaria SA	579,925	6,074,497
Banco Santander SA	1,017,589	10,710,049
Gestevision Telecinco SA (d)	586,240	5,508,897
Common Stocks - continued
	Shares	Value
Spain - continued
Grifols SA	126,200	$ 2,764,383
Inditex SA	90,425	8,203,601
TOTAL SPAIN		33,261,427
Sweden - 2.3%
Elekta AB (B Shares)	46,600	2,147,858
Swedbank AB (A Shares)	410,817	7,221,463
Telefonaktiebolaget LM Ericsson (B Shares)	631,454	7,930,918
TOTAL SWEDEN		17,300,239
Switzerland - 7.9%
Compagnie Financiere Richemont SA Series A	143,245	9,282,967
Nestle SA	412,533	26,315,180
Schindler Holding AG (participation certificate)	44,604	5,260,186
The Swatch Group AG (Bearer)	15,440	8,392,774
Transocean Ltd. (United States)	65,300	4,019,868
UBS AG (NY Shares) (a)	394,100	6,494,768
TOTAL SWITZERLAND		59,765,743
United Kingdom - 32.3%
Aegis Group PLC	1,156,300	2,942,182
Autonomy Corp. PLC (a)	121,200	3,344,550
Aviva PLC	757,800	4,935,602
Barclays PLC	2,422,848	8,792,231
BG Group PLC	699,138	16,572,859
BHP Billiton PLC	241,250	9,012,726
British American Tobacco PLC (United Kingdom)	247,800	11,439,804
British Land Co. PLC	712,277	6,840,252
British Sky Broadcasting Group PLC	543,100	6,347,857
Burberry Group PLC	216,600	5,312,224
Cairn Energy PLC (a)	596,754	3,622,677
Carphone Warehouse Group PLC	2,917,789	19,770,075
Filtrona PLC	518,700	2,907,014
GlaxoSmithKline PLC	520,700	11,610,139
HSBC Holdings PLC (United Kingdom)	1,341,322	13,078,177
International Personal Finance PLC	354,460	1,834,091
Kazakhmys PLC	223,400	4,943,567
Lloyds Banking Group PLC (a)	9,493,900	6,707,192
Meggitt PLC	802,300	5,114,127
Micro Focus International PLC	817,400	3,891,347
Misys PLC	967,137	6,287,102
Morgan Crucible Co. PLC	632,400	3,415,506
Next PLC	127,300	4,963,172
Prudential PLC	653,182	7,358,261
Reckitt Benckiser Group PLC	157,800	8,955,168
Royal Dutch Shell PLC:
Class A (Netherlands)	760,300	27,905,459
Class A (United Kingdom)	109,000	3,992,987
SuperGroup PLC (a)(d)	251,000	4,388,243

	Shares	Value
Vodafone Group PLC	6,900,400	$ 19,352,925
Xstrata PLC	348,100	7,403,018
TOTAL UNITED KINGDOM		243,040,534
United States of America - 4.7%
Agilent Technologies, Inc. (a)	95,100	4,009,416
Citigroup, Inc.	58,900	2,258,226
Dunkin' Brands Group, Inc.	2,100	60,753
Fluor Corp.	46,100	2,928,733
Green Mountain Coffee Roasters, Inc. (a)	50,200	5,218,290
Halliburton Co.	71,100	3,891,303
Mead Johnson Nutrition Co. Class A	68,200	4,867,434
Noble Energy, Inc.	33,700	3,359,216
The Mosaic Co.	94,600	6,690,112
Virgin Media, Inc.	71,200	1,883,952
TOTAL UNITED STATES OF AMERICA		35,167,435
TOTAL COMMON STOCKS (Cost $677,057,570)		732,600,648
Nonconvertible Preferred Stocks - 1.9%

Germany - 1.9%
ProSiebenSat.1 Media AG	206,190	5,334,235
Volkswagen AG	45,300	9,076,704
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $10,294,215)		14,410,939
Money Market Funds - 1.6%

Fidelity Cash Central Fund, 0.14% (b)	2,292,260	2,292,260
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	9,213,002	9,213,002
TOTAL MONEY MARKET FUNDS (Cost $11,505,262)		11,505,262
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $698,857,047)	758,516,849
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(5,680,735)
NET ASSETS - 100%	$ 752,836,114
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,544
Fidelity Securities Lending Cash Central Fund	667,733
Total	$ 677,277
Other Information

The following is a summary of the inputs used, as of July 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 243,040,534	$ 118,855,031	$ 124,185,503	$ -
France	129,902,091	109,780,186	20,121,905	-
Germany	77,374,894	47,725,648	29,649,246	-
Switzerland	59,765,743	59,765,743	-	-
United States of America	35,167,435	35,167,435	-	-
Spain	33,261,427	16,476,881	16,784,546	-
Netherlands	20,912,186	5,807,803	15,104,383	-
Bailiwick of Jersey	20,836,201	12,588,732	8,247,469	-
Denmark	20,749,027	9,752,682	10,996,345	-
Other	106,002,049	97,075,419	8,926,630	-
Money Market Funds	11,505,262	11,505,262	-	-
Total Investments in Securities:	$ 758,516,849	$ 524,500,822	$ 234,016,027	$ -
Income Tax Information

At July 31, 2011, the cost of investment securities for income tax purposes was $702,164,175. Net unrealized appreciation aggregated $56,352,674, of which $99,447,416 related to appreciated investment securities and $43,094,742 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
Global Commodity Stock
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2011

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity ®
Global Commodity Stock Fund

1.879401.102

AGCS-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CHEMICALS - 18.6%
Commodity Chemicals - 0.2%
Braskem SA (PN-A)	51,800	$ 614,106
Grasim Industries Ltd.	33,429	1,746,278
		2,360,384
Fertilizers & Agricultural Chemicals - 18.1%
Agrium, Inc.	142,300	12,453,112
CF Industries Holdings, Inc.	63,172	9,811,875
China Bluechemical Ltd. (H shares)	536,000	417,450
Incitec Pivot Ltd.	995,281	4,319,189
Intrepid Potash, Inc. (a)(e)	4,200	139,650
Israel Chemicals Ltd.	490,900	8,322,771
Israel Corp. Ltd. (Class A)	1,000	1,093,248
K&S AG	106,507	8,534,739
Monsanto Co.	246,800	18,134,864
Potash Corp. of Saskatchewan, Inc.	784,600	45,298,865
Sinofert Holdings Ltd.	2,710,000	1,025,751
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR (e)	4,100	263,712
Syngenta AG (Switzerland)	69,942	22,245,184
Taiwan Fertilizer Co. Ltd.	739,000	2,635,630
The Mosaic Co.	282,000	19,943,040
United Phosphorous Ltd.	190,232	715,360
Uralkali JSC GDR (Reg. S)	146,700	7,226,442
Yara International ASA	162,100	9,290,554
		171,871,436
Specialty Chemicals - 0.3%
LyondellBasell Industries NV Class A	45,200	1,783,592
OMNOVA Solutions, Inc. (a)	113,301	765,915
		2,549,507
TOTAL CHEMICALS		176,781,327
CONSTRUCTION & ENGINEERING - 0.9%
Construction & Engineering - 0.9%
Fluor Corp.	24,300	1,543,779
Foster Wheeler AG (a)	193,200	5,235,720
Shaw Group, Inc. (a)	69,600	1,801,248
		8,580,747
Common Stocks - continued
	Shares	Value
CONSTRUCTION MATERIALS - 0.0%
Construction Materials - 0.0%
Cemex SA de CV sponsored ADR (a)	6,724	$ 47,337
JK Cement Ltd.	6,226	15,019
Ultratech Cement Ltd.	13,040	303,642
		365,998
CONTAINERS & PACKAGING - 0.2%
Paper Packaging - 0.2%
Greatview Aseptic Pack Co. Ltd.	2,810,000	1,481,832
ELECTRICAL EQUIPMENT - 0.1%
Electrical Components & Equipment - 0.1%
Regal-Beloit Corp.	9,102	551,854
ENERGY EQUIPMENT & SERVICES - 4.6%
Oil & Gas Drilling - 2.4%
Cathedral Energy Services Ltd.	117,570	1,049,688
Ensco International Ltd. ADR	18,400	979,800
Helmerich & Payne, Inc.	5,100	352,155
Nabors Industries Ltd. (a)	43,200	1,140,912
Noble Corp.	58,500	2,156,895
PHX Energy Services Corp.	3,600	39,150
Transocean Ltd. (United States)	165,000	10,157,400
Trinidad Drilling Ltd.	302,100	3,158,864
Tuscany International Drilling, Inc. (a)	125,000	145,227
Unit Corp. (a)	4,400	264,044
Vantage Drilling Co. (a)	2,048,676	3,339,342
		22,783,477
Oil & Gas Equipment & Services - 2.2%
Aker Drilling ASA (a)	183,900	560,129
Aker Solutions ASA	59,700	1,051,103
Baker Hughes, Inc.	13,380	1,035,344
Cal Dive International, Inc. (a)	87,700	489,366
Cameron International Corp. (a)	6,100	341,234
Compagnie Generale de Geophysique SA (a)	19,300	648,110
FMC Technologies, Inc. (a)	42,800	1,951,680
Fugro NV (Certificaten Van Aandelen) unit	1,100	85,128
Halliburton Co.	1,000	54,730
ION Geophysical Corp. (a)	1,069,500	10,844,730
Kvaerner ASA (a)	59,700	126,842
Oceaneering International, Inc.	24,800	1,071,360
Petroleum Geo-Services ASA (a)	8,500	138,525
Common Stocks - continued
	Shares	Value
ENERGY EQUIPMENT & SERVICES - CONTINUED
Oil & Gas Equipment & Services - continued
Saipem SpA	36,881	$ 1,927,866
Schlumberger Ltd.	2,700	243,999
		20,570,146
TOTAL ENERGY EQUIPMENT & SERVICES		43,353,623
FOOD PRODUCTS - 4.0%
Agricultural Products - 3.9%
Archer Daniels Midland Co.	640,700	19,464,466
Bunge Ltd.	106,500	7,328,265
Chaoda Modern Agriculture (Holdings) Ltd.	2,320,000	928,738
China Agri-Industries Holding Ltd.	1,295,000	1,460,526
Corn Products International, Inc.	5,100	259,539
Golden Agri-Resources Ltd.	4,545,000	2,755,346
Origin Agritech Ltd. (a)	40,410	169,722
PT Charoen Pokphand Indonesia Tbk	425,000	136,250
Suedzucker AG (Bearer)	1,100	38,881
Viterra, Inc.	31,500	356,741
Wilmar International Ltd.	887,000	4,338,687
		37,237,161
Packaged Foods & Meats - 0.1%
Cosan Ltd. Class A	66,400	818,712
TOTAL FOOD PRODUCTS		38,055,873
MACHINERY - 1.2%
Construction & Farm Machinery & Heavy Trucks - 1.1%
Cummins, Inc.	12,800	1,342,464
Fiat Industrial SpA (a)	398,300	5,267,997
Jain Irrigation Systems Ltd.	1,017,816	4,010,485
		10,620,946
Industrial Machinery - 0.1%
Sandvik AB	61,900	990,699
TOTAL MACHINERY		11,611,645
METALS & MINING - 33.2%
Aluminum - 0.1%
Alcoa, Inc.	101,500	1,495,095
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Diversified Metals & Mining - 14.9%
Anglo American PLC (United Kingdom)	348,251	$ 16,578,976
Antofagasta PLC	18,000	416,638
BHP Billiton PLC	1,258,749	47,024,916
Copper Mountain Mining Corp. (a)	132,200	968,600
Eurasian Natural Resources Corp. PLC	31,500	399,463
First Quantum Minerals Ltd.	21,900	3,036,293
Freeport-McMoRan Copper & Gold, Inc.	205,300	10,872,688
Glencore International PLC	35,800	279,565
Grande Cache Coal Corp. (a)	86,634	790,714
Grupo Mexico SA de CV Series B	524,282	1,931,007
Iluka Resources Ltd.	1,400	27,317
Inmet Mining Corp.	4,200	290,096
Ivanhoe Australia Ltd. (a)	17,323	48,722
Ivanhoe Mines Ltd. (a)	72,640	1,902,295
Kazakhmys PLC	116,700	2,582,427
KGHM Polska Miedz SA (Bearer)	700	48,027
Lynas Corp. Ltd. (a)	255,000	602,335
Major Drilling Group International, Inc.	6,600	98,510
Mitsubishi Materials Corp.	204,000	697,096
Molycorp, Inc. (e)	17,900	1,138,977
OJSC MMC Norilsk Nickel sponsored ADR	1,700	45,968
Rio Tinto PLC	415,787	29,352,556
Sterlite Industries (India) Ltd.	173,488	627,963
Sumitomo Metal Mining Co. Ltd.	122,000	2,166,881
Teck Resources Ltd. Class B (sub. vtg.)	123,100	6,099,596
Vedanta Resources PLC	3,500	101,697
Walter Energy, Inc.	25,200	3,088,764
Xstrata PLC	468,191	9,956,984
		141,175,071
Gold - 11.4%
Agnico-Eagle Mines Ltd.:
(Canada)	118,000	6,563,241
(United States)	100	5,575
AngloGold Ashanti Ltd. sponsored ADR	148,900	6,244,866
Barrick Gold Corp.	408,200	19,461,493
Centerra Gold, Inc.	5,100	99,982
Compania de Minas Buenaventura SA sponsored ADR	53,700	2,198,478
Eldorado Gold Corp.	151,100	2,601,628
Franco-Nevada Corp.	27,700	1,158,274
Gold Fields Ltd. sponsored ADR	212,100	3,306,639
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Gold - continued
Goldcorp, Inc.	292,100	$ 13,969,069
Harmony Gold Mining Co. Ltd. sponsored ADR	158,500	2,152,430
IAMGOLD Corp.	109,100	2,183,370
Kingsgate Consolidated NL	309,515	3,019,632
Kinross Gold Corp.	695,705	11,359,638
Kinross Gold Corp. warrants 9/17/14 (a)	2,772	7,195
Newcrest Mining Ltd.	362,754	15,762,244
Newmont Mining Corp.	143,300	7,968,913
Osisko Mining Corp. (a)	65,500	971,462
Polyus Gold OJSC sponsored ADR	6,500	190,320
Randgold Resources Ltd. sponsored ADR	52,300	4,749,363
Royal Gold, Inc.	1,900	121,790
Yamana Gold, Inc.	288,900	3,761,687
Zhaojin Mining Industry Co. Ltd. (H Shares)	65,000	129,603
		107,986,892
Precious Metals & Minerals - 0.8%
African Minerals Ltd. (a)	29,000	294,922
Anglo Platinum Ltd.	13,100	1,123,445
Aquarius Platinum Ltd. (United Kingdom)	147,000	688,231
Impala Platinum Holdings Ltd.	46,900	1,203,122
Lonmin PLC	10,422	217,281
Northam Platinum Ltd.	30,500	169,584
Pan American Silver Corp.	59,500	1,795,711
Polymetal JSC GDR (Reg. S) (a)	11,200	232,400
Silver Standard Resources, Inc. (a)	2,500	68,500
Silver Wheaton Corp.	47,400	1,707,174
		7,500,370
Steel - 6.0%
ArcelorMittal SA Class A unit (e)	147,000	4,579,050
BlueScope Steel Ltd.	517,507	648,157
CAP SA	16,946	777,849
China Steel Corp.	1,689,259	1,760,620
Cliffs Natural Resources, Inc.	17,300	1,553,886
Evraz Group SA GDR (a)	8,900	297,260
Fortescue Metals Group Ltd.	527,709	3,658,333
Gerdau SA sponsored ADR	223,800	2,041,056
Hyundai Steel Co.	2,803	345,623
JFE Holdings, Inc.	100,600	2,744,884
Jindal Steel & Power Ltd.	91,751	1,219,992
JSW Steel Ltd.	16,516	288,740
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Steel - continued
Kobe Steel Ltd.	160,000	$ 353,407
London Mining PLC (a)	89,300	574,652
Maanshan Iron & Stl Ltd. (H Shares)	4,285,000	1,863,808
Magnitogorsk Iron & Steel Works OJSC unit	47,700	529,470
Nippon Steel Corp.	451,000	1,523,550
Novolipetsk Steel Ojsc	1,900	71,250
Nucor Corp.	900	35,001
OneSteel Ltd.	541,960	1,050,924
POSCO	13,758	6,076,559
Reliance Steel & Aluminum Co.	19,000	893,190
Sumitomo Metal Industries Ltd.	257,000	617,748
Tata Steel Ltd.	53,417	681,456
Ternium SA sponsored ADR	32,000	927,680
Thyssenkrupp AG	20,400	904,267
United States Steel Corp. (e)	31,200	1,247,688
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	37,700	270,987
Vale SA (PN-A) sponsored ADR	646,400	19,081,728
Voestalpine AG	1,300	67,487
Yamato Kogyo Co. Ltd.	9,100	274,425
		56,960,727
TOTAL METALS & MINING		315,118,155
OIL, GAS & CONSUMABLE FUELS - 33.0%
Coal & Consumable Fuels - 2.1%
Alpha Natural Resources, Inc. (a)	296,737	12,673,637
Arch Coal, Inc.	10,800	276,480
Banpu PCL (For. Reg.)	12,450	306,076
Bumi PLC	17,673	324,934
China Coal Energy Co. Ltd. (H Shares)	226,000	325,931
Extract Resources Ltd. (a)	6,943	59,650
Paladin Energy Ltd.:
(Australia) (a)	436,842	1,257,434
(Canada) (a)	271,500	772,954
Peabody Energy Corp.	51,400	2,953,958
Uranium One, Inc.	380,500	1,342,145
		20,293,199
Integrated Oil & Gas - 21.5%
BG Group PLC	433,939	10,286,396
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Integrated Oil & Gas - continued
BP PLC	2,104,900	$ 15,865,308
Cenovus Energy, Inc.	4,700	180,690
Chevron Corp.	252,000	26,213,040
China Petroleum & Chemical Corp. (H Shares)	755,000	747,875
ConocoPhillips	113,300	8,156,467
ENI SpA	254,727	5,535,293
Exxon Mobil Corp.	559,561	44,647,372
Hess Corp.	92,000	6,307,520
Imperial Oil Ltd.	6,300	276,952
InterOil Corp. (a)(e)	74,500	4,663,700
Lukoil Oil Co. sponsored ADR	41,300	2,773,295
Murphy Oil Corp.	16,100	1,033,942
OAO Gazprom sponsored ADR	633,100	9,281,246
Occidental Petroleum Corp.	99,400	9,759,092
Origin Energy Ltd.	164,959	2,662,301
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	437,900	13,456,667
PTT PCL (For. Reg.)	6,100	71,090
Repsol YPF SA	73,617	2,329,729
Royal Dutch Shell PLC Class A (United Kingdom)	724,650	26,546,035
Sasol Ltd.	1,400	70,240
Suncor Energy, Inc.	198,732	7,617,297
Total SA	94,955	5,131,985
		203,613,532
Oil & Gas Exploration & Production - 8.2%
Anadarko Petroleum Corp.	78,700	6,497,472
Apache Corp.	54,200	6,705,624
Bowleven PLC (a)	359,000	1,541,109
Cairn Energy PLC (a)	163,281	991,220
Canadian Natural Resources Ltd.	186,200	7,518,941
Chesapeake Energy Corp.	80,600	2,768,610
Cimarex Energy Co.	13,900	1,224,868
CNOOC Ltd.	120,000	267,120
CNOOC Ltd. sponsored ADR	12,200	2,712,182
Concho Resources, Inc. (a)	4,400	411,752
Denbury Resources, Inc. (a)	41,000	792,120
Devon Energy Corp.	19,500	1,534,650
Double Eagle Petroleum Co. (a)	75,307	811,809
EnCana Corp.	2,500	73,346
EOG Resources, Inc.	800	81,600
EXCO Resources, Inc.	4,600	73,186
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Falkland Oil & Gas Ltd. (a)	288,100	$ 295,591
Gran Tierra Energy, Inc. (Canada) (a)	7,600	52,979
Gulfport Energy Corp. (a)	8,800	320,848
INPEX Corp.	23	179,003
Japan Petroleum Exploration Co. Ltd.	41,200	2,111,791
Kodiak Oil & Gas Corp. (a)(e)	238,200	1,617,378
Marathon Oil Corp.	95,400	2,954,538
Nautical Petroleum PLC (a)	40,000	214,065
Newfield Exploration Co. (a)	38,200	2,575,444
Nexen, Inc.	59,600	1,390,500
Niko Resources Ltd.	41,600	2,861,143
Noble Energy, Inc.	22,900	2,282,672
Northern Oil & Gas, Inc. (a)	256,100	5,670,054
OGX Petroleo e Gas Participacoes SA (a)	253,100	2,108,079
Oil & Natural Gas Corp. Ltd.	20,490	124,789
Pacific Rubiales Energy Corp.	6,600	189,835
Painted Pony Petroleum Ltd. (a)(f)	15,000	222,158
Painted Pony Petroleum Ltd. Class A (a)	87,100	1,289,999
PetroBakken Energy Ltd. Class A	22,748	334,768
Petrobank Energy & Resources Ltd. (a)	91,500	1,417,417
Petroceltic International PLC (a)	600,000	82,835
Petrominerales Ltd.	32,826	1,047,244
Pioneer Natural Resources Co.	19,700	1,831,903
PTT Exploration and Production PCL (For. Reg.)	34,500	213,199
QEP Resources, Inc.	59,500	2,607,885
Santos Ltd.	19,000	268,862
Southwestern Energy Co. (a)	41,500	1,849,240
Stone Energy Corp. (a)	2,400	77,904
Talisman Energy, Inc.	262,500	4,780,720
Tullow Oil PLC	1,600	32,307
Ultra Petroleum Corp. (a)	15,900	744,438
Whiting Petroleum Corp. (a)	27,300	1,599,780
Woodside Petroleum Ltd.	11,000	463,466
		77,818,443
Oil & Gas Refining & Marketing - 1.0%
CVR Energy, Inc. (a)	2,500	67,125
HollyFrontier Corp.	1,885	142,110
Marathon Petroleum Corp.	75,700	3,314,903
Tesoro Corp. (a)	47,800	1,161,062
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Refining & Marketing - continued
Valero Energy Corp.	182,000	$ 4,571,840
Western Refining, Inc. (a)(e)	6,700	136,881
		9,393,921
Oil & Gas Storage & Transport - 0.2%
Atlas Pipeline Partners, LP	50,000	1,710,500
TOTAL OIL, GAS & CONSUMABLE FUELS		312,829,595
PAPER & FOREST PRODUCTS - 2.6%
Forest Products - 0.1%
China Forestry Holdings Co. Ltd. (a)	3,302,000	624,913
Duratex SA	39,000	290,388
		915,301
Paper Products - 2.5%
Empresas CMPC SA	101,770	4,891,410
Fibria Celulose SA sponsored ADR	149,889	1,792,672
International Paper Co.	40,500	1,202,850
MeadWestvaco Corp.	1,000	31,140
Nine Dragons Paper (Holdings) Ltd.	1,709,000	1,447,227
Nippon Paper Group, Inc.	68,000	1,520,535
Oji Paper Co. Ltd.	392,000	1,960,891
Sappi Ltd. (a)	24,704	112,733
Stora Enso Oyj (R Shares)	238,100	2,056,105
Suzano Papel e Celulose SA	38,725	257,135
Svenska Cellulosa AB (SCA) (B Shares)	421,500	6,149,813
UPM-Kymmene Corp.	159,700	2,494,284
		23,916,795
TOTAL PAPER & FOREST PRODUCTS		24,832,096
REAL ESTATE INVESTMENT TRUSTS - 0.1%
Specialized REITs - 0.1%
Weyerhaeuser Co.	47,885	957,221
SPECIALTY RETAIL - 0.3%
Specialty Stores - 0.3%
Tsutsumi Jewelry Co. Ltd.	96,300	2,443,629
TRADING COMPANIES & DISTRIBUTORS - 1.0%
Trading Companies & Distributors - 1.0%
Marubeni Corp.	82,000	615,812
Common Stocks - continued
	Shares	Value
TRADING COMPANIES & DISTRIBUTORS - CONTINUED
Trading Companies & Distributors - continued
Mitsubishi Corp.	224,300	$ 6,012,225
Noble Group Ltd.	2,028,090	3,149,548
		9,777,585
TOTAL COMMON STOCKS (Cost $870,816,508)		946,741,180
Convertible Bonds - 0.0%
Principal Amount (d)
PAPER & FOREST PRODUCTS - 0.0%
Paper Products - 0.0%
Suzano Papel e Celulose SA 4.5% 12/16/13 (Cost $385,217)	BRL	572,000	392,941
Money Market Funds - 1.6%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	3,731,341	3,731,341
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	11,323,275	11,323,275
TOTAL MONEY MARKET FUNDS (Cost $15,054,616)		15,054,616
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $886,256,341)		962,188,737
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(13,302,884)
NET ASSETS - 100%		$ 948,885,853
Currency Abbreviations
BRL	-	Brazilian real
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $222,158 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 15,101
Fidelity Securities Lending Cash Central Fund	248,753
Total	$ 263,854
Other Information

The following is a summary of the inputs used, as of July 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 946,741,180	$ 784,230,845	$ 161,885,422	$ 624,913
Convertible Bonds	392,941	-	392,941	-
Money Market Funds	15,054,616	15,054,616	-	-
Total Investments in Securities:	$ 962,188,737	$ 799,285,461	$ 162,278,363	$ 624,913
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(825,353)
Cost of Purchases	981,201
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	469,065
Transfers out of Level 3	-
Ending Balance	$ 624,913
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2011	$ (825,353)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At July 31, 2011, the cost of investment securities for income tax purposes was $890,140,162. Net unrealized appreciation aggregated $72,048,575, of which $109,403,294 related to appreciated investment securities and $37,354,719 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Global Commodity Stock

July 31, 2011

1.879385.102

GCS-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CHEMICALS - 18.6%
Commodity Chemicals - 0.2%
Braskem SA (PN-A)	51,800	$ 614,106
Grasim Industries Ltd.	33,429	1,746,278
		2,360,384
Fertilizers & Agricultural Chemicals - 18.1%
Agrium, Inc.	142,300	12,453,112
CF Industries Holdings, Inc.	63,172	9,811,875
China Bluechemical Ltd. (H shares)	536,000	417,450
Incitec Pivot Ltd.	995,281	4,319,189
Intrepid Potash, Inc. (a)(e)	4,200	139,650
Israel Chemicals Ltd.	490,900	8,322,771
Israel Corp. Ltd. (Class A)	1,000	1,093,248
K&S AG	106,507	8,534,739
Monsanto Co.	246,800	18,134,864
Potash Corp. of Saskatchewan, Inc.	784,600	45,298,865
Sinofert Holdings Ltd.	2,710,000	1,025,751
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR (e)	4,100	263,712
Syngenta AG (Switzerland)	69,942	22,245,184
Taiwan Fertilizer Co. Ltd.	739,000	2,635,630
The Mosaic Co.	282,000	19,943,040
United Phosphorous Ltd.	190,232	715,360
Uralkali JSC GDR (Reg. S)	146,700	7,226,442
Yara International ASA	162,100	9,290,554
		171,871,436
Specialty Chemicals - 0.3%
LyondellBasell Industries NV Class A	45,200	1,783,592
OMNOVA Solutions, Inc. (a)	113,301	765,915
		2,549,507
TOTAL CHEMICALS		176,781,327
CONSTRUCTION & ENGINEERING - 0.9%
Construction & Engineering - 0.9%
Fluor Corp.	24,300	1,543,779
Foster Wheeler AG (a)	193,200	5,235,720
Shaw Group, Inc. (a)	69,600	1,801,248
		8,580,747
Common Stocks - continued
	Shares	Value
CONSTRUCTION MATERIALS - 0.0%
Construction Materials - 0.0%
Cemex SA de CV sponsored ADR (a)	6,724	$ 47,337
JK Cement Ltd.	6,226	15,019
Ultratech Cement Ltd.	13,040	303,642
		365,998
CONTAINERS & PACKAGING - 0.2%
Paper Packaging - 0.2%
Greatview Aseptic Pack Co. Ltd.	2,810,000	1,481,832
ELECTRICAL EQUIPMENT - 0.1%
Electrical Components & Equipment - 0.1%
Regal-Beloit Corp.	9,102	551,854
ENERGY EQUIPMENT & SERVICES - 4.6%
Oil & Gas Drilling - 2.4%
Cathedral Energy Services Ltd.	117,570	1,049,688
Ensco International Ltd. ADR	18,400	979,800
Helmerich & Payne, Inc.	5,100	352,155
Nabors Industries Ltd. (a)	43,200	1,140,912
Noble Corp.	58,500	2,156,895
PHX Energy Services Corp.	3,600	39,150
Transocean Ltd. (United States)	165,000	10,157,400
Trinidad Drilling Ltd.	302,100	3,158,864
Tuscany International Drilling, Inc. (a)	125,000	145,227
Unit Corp. (a)	4,400	264,044
Vantage Drilling Co. (a)	2,048,676	3,339,342
		22,783,477
Oil & Gas Equipment & Services - 2.2%
Aker Drilling ASA (a)	183,900	560,129
Aker Solutions ASA	59,700	1,051,103
Baker Hughes, Inc.	13,380	1,035,344
Cal Dive International, Inc. (a)	87,700	489,366
Cameron International Corp. (a)	6,100	341,234
Compagnie Generale de Geophysique SA (a)	19,300	648,110
FMC Technologies, Inc. (a)	42,800	1,951,680
Fugro NV (Certificaten Van Aandelen) unit	1,100	85,128
Halliburton Co.	1,000	54,730
ION Geophysical Corp. (a)	1,069,500	10,844,730
Kvaerner ASA (a)	59,700	126,842
Oceaneering International, Inc.	24,800	1,071,360
Petroleum Geo-Services ASA (a)	8,500	138,525
Common Stocks - continued
	Shares	Value
ENERGY EQUIPMENT & SERVICES - CONTINUED
Oil & Gas Equipment & Services - continued
Saipem SpA	36,881	$ 1,927,866
Schlumberger Ltd.	2,700	243,999
		20,570,146
TOTAL ENERGY EQUIPMENT & SERVICES		43,353,623
FOOD PRODUCTS - 4.0%
Agricultural Products - 3.9%
Archer Daniels Midland Co.	640,700	19,464,466
Bunge Ltd.	106,500	7,328,265
Chaoda Modern Agriculture (Holdings) Ltd.	2,320,000	928,738
China Agri-Industries Holding Ltd.	1,295,000	1,460,526
Corn Products International, Inc.	5,100	259,539
Golden Agri-Resources Ltd.	4,545,000	2,755,346
Origin Agritech Ltd. (a)	40,410	169,722
PT Charoen Pokphand Indonesia Tbk	425,000	136,250
Suedzucker AG (Bearer)	1,100	38,881
Viterra, Inc.	31,500	356,741
Wilmar International Ltd.	887,000	4,338,687
		37,237,161
Packaged Foods & Meats - 0.1%
Cosan Ltd. Class A	66,400	818,712
TOTAL FOOD PRODUCTS		38,055,873
MACHINERY - 1.2%
Construction & Farm Machinery & Heavy Trucks - 1.1%
Cummins, Inc.	12,800	1,342,464
Fiat Industrial SpA (a)	398,300	5,267,997
Jain Irrigation Systems Ltd.	1,017,816	4,010,485
		10,620,946
Industrial Machinery - 0.1%
Sandvik AB	61,900	990,699
TOTAL MACHINERY		11,611,645
METALS & MINING - 33.2%
Aluminum - 0.1%
Alcoa, Inc.	101,500	1,495,095
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Diversified Metals & Mining - 14.9%
Anglo American PLC (United Kingdom)	348,251	$ 16,578,976
Antofagasta PLC	18,000	416,638
BHP Billiton PLC	1,258,749	47,024,916
Copper Mountain Mining Corp. (a)	132,200	968,600
Eurasian Natural Resources Corp. PLC	31,500	399,463
First Quantum Minerals Ltd.	21,900	3,036,293
Freeport-McMoRan Copper & Gold, Inc.	205,300	10,872,688
Glencore International PLC	35,800	279,565
Grande Cache Coal Corp. (a)	86,634	790,714
Grupo Mexico SA de CV Series B	524,282	1,931,007
Iluka Resources Ltd.	1,400	27,317
Inmet Mining Corp.	4,200	290,096
Ivanhoe Australia Ltd. (a)	17,323	48,722
Ivanhoe Mines Ltd. (a)	72,640	1,902,295
Kazakhmys PLC	116,700	2,582,427
KGHM Polska Miedz SA (Bearer)	700	48,027
Lynas Corp. Ltd. (a)	255,000	602,335
Major Drilling Group International, Inc.	6,600	98,510
Mitsubishi Materials Corp.	204,000	697,096
Molycorp, Inc. (e)	17,900	1,138,977
OJSC MMC Norilsk Nickel sponsored ADR	1,700	45,968
Rio Tinto PLC	415,787	29,352,556
Sterlite Industries (India) Ltd.	173,488	627,963
Sumitomo Metal Mining Co. Ltd.	122,000	2,166,881
Teck Resources Ltd. Class B (sub. vtg.)	123,100	6,099,596
Vedanta Resources PLC	3,500	101,697
Walter Energy, Inc.	25,200	3,088,764
Xstrata PLC	468,191	9,956,984
		141,175,071
Gold - 11.4%
Agnico-Eagle Mines Ltd.:
(Canada)	118,000	6,563,241
(United States)	100	5,575
AngloGold Ashanti Ltd. sponsored ADR	148,900	6,244,866
Barrick Gold Corp.	408,200	19,461,493
Centerra Gold, Inc.	5,100	99,982
Compania de Minas Buenaventura SA sponsored ADR	53,700	2,198,478
Eldorado Gold Corp.	151,100	2,601,628
Franco-Nevada Corp.	27,700	1,158,274
Gold Fields Ltd. sponsored ADR	212,100	3,306,639
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Gold - continued
Goldcorp, Inc.	292,100	$ 13,969,069
Harmony Gold Mining Co. Ltd. sponsored ADR	158,500	2,152,430
IAMGOLD Corp.	109,100	2,183,370
Kingsgate Consolidated NL	309,515	3,019,632
Kinross Gold Corp.	695,705	11,359,638
Kinross Gold Corp. warrants 9/17/14 (a)	2,772	7,195
Newcrest Mining Ltd.	362,754	15,762,244
Newmont Mining Corp.	143,300	7,968,913
Osisko Mining Corp. (a)	65,500	971,462
Polyus Gold OJSC sponsored ADR	6,500	190,320
Randgold Resources Ltd. sponsored ADR	52,300	4,749,363
Royal Gold, Inc.	1,900	121,790
Yamana Gold, Inc.	288,900	3,761,687
Zhaojin Mining Industry Co. Ltd. (H Shares)	65,000	129,603
		107,986,892
Precious Metals & Minerals - 0.8%
African Minerals Ltd. (a)	29,000	294,922
Anglo Platinum Ltd.	13,100	1,123,445
Aquarius Platinum Ltd. (United Kingdom)	147,000	688,231
Impala Platinum Holdings Ltd.	46,900	1,203,122
Lonmin PLC	10,422	217,281
Northam Platinum Ltd.	30,500	169,584
Pan American Silver Corp.	59,500	1,795,711
Polymetal JSC GDR (Reg. S) (a)	11,200	232,400
Silver Standard Resources, Inc. (a)	2,500	68,500
Silver Wheaton Corp.	47,400	1,707,174
		7,500,370
Steel - 6.0%
ArcelorMittal SA Class A unit (e)	147,000	4,579,050
BlueScope Steel Ltd.	517,507	648,157
CAP SA	16,946	777,849
China Steel Corp.	1,689,259	1,760,620
Cliffs Natural Resources, Inc.	17,300	1,553,886
Evraz Group SA GDR (a)	8,900	297,260
Fortescue Metals Group Ltd.	527,709	3,658,333
Gerdau SA sponsored ADR	223,800	2,041,056
Hyundai Steel Co.	2,803	345,623
JFE Holdings, Inc.	100,600	2,744,884
Jindal Steel & Power Ltd.	91,751	1,219,992
JSW Steel Ltd.	16,516	288,740
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Steel - continued
Kobe Steel Ltd.	160,000	$ 353,407
London Mining PLC (a)	89,300	574,652
Maanshan Iron & Stl Ltd. (H Shares)	4,285,000	1,863,808
Magnitogorsk Iron & Steel Works OJSC unit	47,700	529,470
Nippon Steel Corp.	451,000	1,523,550
Novolipetsk Steel Ojsc	1,900	71,250
Nucor Corp.	900	35,001
OneSteel Ltd.	541,960	1,050,924
POSCO	13,758	6,076,559
Reliance Steel & Aluminum Co.	19,000	893,190
Sumitomo Metal Industries Ltd.	257,000	617,748
Tata Steel Ltd.	53,417	681,456
Ternium SA sponsored ADR	32,000	927,680
Thyssenkrupp AG	20,400	904,267
United States Steel Corp. (e)	31,200	1,247,688
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	37,700	270,987
Vale SA (PN-A) sponsored ADR	646,400	19,081,728
Voestalpine AG	1,300	67,487
Yamato Kogyo Co. Ltd.	9,100	274,425
		56,960,727
TOTAL METALS & MINING		315,118,155
OIL, GAS & CONSUMABLE FUELS - 33.0%
Coal & Consumable Fuels - 2.1%
Alpha Natural Resources, Inc. (a)	296,737	12,673,637
Arch Coal, Inc.	10,800	276,480
Banpu PCL (For. Reg.)	12,450	306,076
Bumi PLC	17,673	324,934
China Coal Energy Co. Ltd. (H Shares)	226,000	325,931
Extract Resources Ltd. (a)	6,943	59,650
Paladin Energy Ltd.:
(Australia) (a)	436,842	1,257,434
(Canada) (a)	271,500	772,954
Peabody Energy Corp.	51,400	2,953,958
Uranium One, Inc.	380,500	1,342,145
		20,293,199
Integrated Oil & Gas - 21.5%
BG Group PLC	433,939	10,286,396
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Integrated Oil & Gas - continued
BP PLC	2,104,900	$ 15,865,308
Cenovus Energy, Inc.	4,700	180,690
Chevron Corp.	252,000	26,213,040
China Petroleum & Chemical Corp. (H Shares)	755,000	747,875
ConocoPhillips	113,300	8,156,467
ENI SpA	254,727	5,535,293
Exxon Mobil Corp.	559,561	44,647,372
Hess Corp.	92,000	6,307,520
Imperial Oil Ltd.	6,300	276,952
InterOil Corp. (a)(e)	74,500	4,663,700
Lukoil Oil Co. sponsored ADR	41,300	2,773,295
Murphy Oil Corp.	16,100	1,033,942
OAO Gazprom sponsored ADR	633,100	9,281,246
Occidental Petroleum Corp.	99,400	9,759,092
Origin Energy Ltd.	164,959	2,662,301
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	437,900	13,456,667
PTT PCL (For. Reg.)	6,100	71,090
Repsol YPF SA	73,617	2,329,729
Royal Dutch Shell PLC Class A (United Kingdom)	724,650	26,546,035
Sasol Ltd.	1,400	70,240
Suncor Energy, Inc.	198,732	7,617,297
Total SA	94,955	5,131,985
		203,613,532
Oil & Gas Exploration & Production - 8.2%
Anadarko Petroleum Corp.	78,700	6,497,472
Apache Corp.	54,200	6,705,624
Bowleven PLC (a)	359,000	1,541,109
Cairn Energy PLC (a)	163,281	991,220
Canadian Natural Resources Ltd.	186,200	7,518,941
Chesapeake Energy Corp.	80,600	2,768,610
Cimarex Energy Co.	13,900	1,224,868
CNOOC Ltd.	120,000	267,120
CNOOC Ltd. sponsored ADR	12,200	2,712,182
Concho Resources, Inc. (a)	4,400	411,752
Denbury Resources, Inc. (a)	41,000	792,120
Devon Energy Corp.	19,500	1,534,650
Double Eagle Petroleum Co. (a)	75,307	811,809
EnCana Corp.	2,500	73,346
EOG Resources, Inc.	800	81,600
EXCO Resources, Inc.	4,600	73,186
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Falkland Oil & Gas Ltd. (a)	288,100	$ 295,591
Gran Tierra Energy, Inc. (Canada) (a)	7,600	52,979
Gulfport Energy Corp. (a)	8,800	320,848
INPEX Corp.	23	179,003
Japan Petroleum Exploration Co. Ltd.	41,200	2,111,791
Kodiak Oil & Gas Corp. (a)(e)	238,200	1,617,378
Marathon Oil Corp.	95,400	2,954,538
Nautical Petroleum PLC (a)	40,000	214,065
Newfield Exploration Co. (a)	38,200	2,575,444
Nexen, Inc.	59,600	1,390,500
Niko Resources Ltd.	41,600	2,861,143
Noble Energy, Inc.	22,900	2,282,672
Northern Oil & Gas, Inc. (a)	256,100	5,670,054
OGX Petroleo e Gas Participacoes SA (a)	253,100	2,108,079
Oil & Natural Gas Corp. Ltd.	20,490	124,789
Pacific Rubiales Energy Corp.	6,600	189,835
Painted Pony Petroleum Ltd. (a)(f)	15,000	222,158
Painted Pony Petroleum Ltd. Class A (a)	87,100	1,289,999
PetroBakken Energy Ltd. Class A	22,748	334,768
Petrobank Energy & Resources Ltd. (a)	91,500	1,417,417
Petroceltic International PLC (a)	600,000	82,835
Petrominerales Ltd.	32,826	1,047,244
Pioneer Natural Resources Co.	19,700	1,831,903
PTT Exploration and Production PCL (For. Reg.)	34,500	213,199
QEP Resources, Inc.	59,500	2,607,885
Santos Ltd.	19,000	268,862
Southwestern Energy Co. (a)	41,500	1,849,240
Stone Energy Corp. (a)	2,400	77,904
Talisman Energy, Inc.	262,500	4,780,720
Tullow Oil PLC	1,600	32,307
Ultra Petroleum Corp. (a)	15,900	744,438
Whiting Petroleum Corp. (a)	27,300	1,599,780
Woodside Petroleum Ltd.	11,000	463,466
		77,818,443
Oil & Gas Refining & Marketing - 1.0%
CVR Energy, Inc. (a)	2,500	67,125
HollyFrontier Corp.	1,885	142,110
Marathon Petroleum Corp.	75,700	3,314,903
Tesoro Corp. (a)	47,800	1,161,062
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Refining & Marketing - continued
Valero Energy Corp.	182,000	$ 4,571,840
Western Refining, Inc. (a)(e)	6,700	136,881
		9,393,921
Oil & Gas Storage & Transport - 0.2%
Atlas Pipeline Partners, LP	50,000	1,710,500
TOTAL OIL, GAS & CONSUMABLE FUELS		312,829,595
PAPER & FOREST PRODUCTS - 2.6%
Forest Products - 0.1%
China Forestry Holdings Co. Ltd. (a)	3,302,000	624,913
Duratex SA	39,000	290,388
		915,301
Paper Products - 2.5%
Empresas CMPC SA	101,770	4,891,410
Fibria Celulose SA sponsored ADR	149,889	1,792,672
International Paper Co.	40,500	1,202,850
MeadWestvaco Corp.	1,000	31,140
Nine Dragons Paper (Holdings) Ltd.	1,709,000	1,447,227
Nippon Paper Group, Inc.	68,000	1,520,535
Oji Paper Co. Ltd.	392,000	1,960,891
Sappi Ltd. (a)	24,704	112,733
Stora Enso Oyj (R Shares)	238,100	2,056,105
Suzano Papel e Celulose SA	38,725	257,135
Svenska Cellulosa AB (SCA) (B Shares)	421,500	6,149,813
UPM-Kymmene Corp.	159,700	2,494,284
		23,916,795
TOTAL PAPER & FOREST PRODUCTS		24,832,096
REAL ESTATE INVESTMENT TRUSTS - 0.1%
Specialized REITs - 0.1%
Weyerhaeuser Co.	47,885	957,221
SPECIALTY RETAIL - 0.3%
Specialty Stores - 0.3%
Tsutsumi Jewelry Co. Ltd.	96,300	2,443,629
TRADING COMPANIES & DISTRIBUTORS - 1.0%
Trading Companies & Distributors - 1.0%
Marubeni Corp.	82,000	615,812
Common Stocks - continued
	Shares	Value
TRADING COMPANIES & DISTRIBUTORS - CONTINUED
Trading Companies & Distributors - continued
Mitsubishi Corp.	224,300	$ 6,012,225
Noble Group Ltd.	2,028,090	3,149,548
		9,777,585
TOTAL COMMON STOCKS (Cost $870,816,508)		946,741,180
Convertible Bonds - 0.0%
Principal Amount (d)
PAPER & FOREST PRODUCTS - 0.0%
Paper Products - 0.0%
Suzano Papel e Celulose SA 4.5% 12/16/13 (Cost $385,217)	BRL	572,000	392,941
Money Market Funds - 1.6%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	3,731,341	3,731,341
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	11,323,275	11,323,275
TOTAL MONEY MARKET FUNDS (Cost $15,054,616)		15,054,616
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $886,256,341)		962,188,737
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(13,302,884)
NET ASSETS - 100%		$ 948,885,853
Currency Abbreviations
BRL	-	Brazilian real
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $222,158 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 15,101
Fidelity Securities Lending Cash Central Fund	248,753
Total	$ 263,854
Other Information

The following is a summary of the inputs used, as of July 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 946,741,180	$ 784,230,845	$ 161,885,422	$ 624,913
Convertible Bonds	392,941	-	392,941	-
Money Market Funds	15,054,616	15,054,616	-	-
Total Investments in Securities:	$ 962,188,737	$ 799,285,461	$ 162,278,363	$ 624,913
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(825,353)
Cost of Purchases	981,201
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	469,065
Transfers out of Level 3	-
Ending Balance	$ 624,913
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2011	$ (825,353)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At July 31, 2011, the cost of investment securities for income tax purposes was $890,140,162. Net unrealized appreciation aggregated $72,048,575, of which $109,403,294 related to appreciated investment securities and $37,354,719 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Capital Appreciation Fund

July 31, 2011

1.804818.107

IVF-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Australia - 1.1%
Atlas Iron Ltd. (a)	716,830	$ 3,189,558
Fortescue Metals Group Ltd.	504,592	3,498,075
TOTAL AUSTRALIA		6,687,633
Bailiwick of Jersey - 0.6%
Experian PLC	291,100	3,834,905
Belgium - 0.8%
Anheuser-Busch InBev SA NV	84,921	4,887,422
Bermuda - 2.3%
China Yurun Food Group Ltd.	1,162,000	3,652,775
Credicorp Ltd. (NY Shares)	37,900	3,702,830
GOME Electrical Appliances Holdings Ltd.	7,674,000	3,623,434
Petra Diamonds Ltd. (a)	1,302,018	3,441,202
Sihuan Pharmaceutical Holdings Group Ltd.	675,000	297,929
TOTAL BERMUDA		14,718,170
Brazil - 6.2%
BR Malls Participacoes SA	298,000	3,469,495
Bradespar SA (PN)	137,900	3,548,845
Brasil Foods SA sponsored ADR (d)	197,900	3,821,449
Cia.Hering SA	155,400	3,330,000
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR (d)	81,600	3,524,304
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	125,400	3,764,508
Iguatemi Empresa de Shopping Centers SA	141,600	3,094,533
Itau Unibanco Banco Multiplo SA sponsored ADR	240,900	4,907,133
Mills Estruturas e Servicos de Engenharia SA	230,000	3,113,718
Multiplan Empreendimentos Imobiliarios SA	154,900	3,345,249
Souza Cruz Industria Comerico	264,400	3,153,301
TOTAL BRAZIL		39,072,535
Canada - 4.3%
Barrick Gold Corp.	102,200	4,872,525
Canadian Natural Resources Ltd.	116,800	4,716,500
Potash Corp. of Saskatchewan, Inc.	84,500	4,878,606
Silver Wheaton Corp.	96,700	3,482,779
Suncor Energy, Inc.	137,300	5,262,640
Teck Resources Ltd. Class B (sub. vtg.)	83,800	4,152,284
TOTAL CANADA		27,365,334
Cayman Islands - 2.7%
Ajisen (China) Holdings Ltd.	555,000	1,092,368
Belle International Holdings Ltd.	1,728,000	3,782,453
China Shineway Pharmaceutical Group Ltd.	1,701,000	2,876,540
Hengdeli Holdings Ltd.	5,988,000	2,973,333

	Shares	Value
Maoye International Holdings Ltd.	7,031,000	$ 3,355,914
Shenguan Holdings Group Ltd.	4,618,000	2,956,686
TOTAL CAYMAN ISLANDS		17,037,294
China - 2.1%
Baidu.com, Inc. sponsored ADR (a)	20,700	3,251,349
China Minsheng Banking Corp. Ltd. (H Shares)	3,794,500	3,349,606
Golden Eagle Retail Group Ltd. (H Shares)	1,317,000	3,254,564
Tingyi (Cayman Islands) Holding Corp.	14,000	43,470
Tsingtao Brewery Co. Ltd. (H Shares)	558,000	3,543,971
TOTAL CHINA		13,442,960
Denmark - 1.9%
Carlsberg A/S Series B	36,100	3,550,785
Christian Hansen Holding AS	145,746	3,367,445
Novo Nordisk A/S Series B	40,943	5,007,990
TOTAL DENMARK		11,926,220
France - 5.5%
Atos Origin SA (d)	64,285	3,550,622
BNP Paribas SA	84,391	5,512,959
Casino Guichard Perrachon et Compagnie	36,822	3,363,871
Christian Dior SA	23,700	3,796,948
Danone	65,000	4,651,083
LVMH Moet Hennessy - Louis Vuitton	27,279	5,015,107
PPR SA	21,700	4,022,174
Schneider Electric SA	31,771	4,617,514
TOTAL FRANCE		34,530,278
Germany - 3.7%
Bayerische Motoren Werke AG (BMW)	45,113	4,525,775
K&S AG	45,900	3,678,110
SAP AG	72,887	4,556,896
Siemens AG sponsored ADR	56,800	7,230,072
Thyssenkrupp AG	83,700	3,710,155
TOTAL GERMANY		23,701,008
Hong Kong - 0.3%
China Resources Enterprise Ltd.	422,000	1,832,829
India - 4.2%
Bajaj Auto Ltd.	31,643	1,051,856
Bank of Baroda	159,888	3,184,406
Exide Industries Ltd.	967,255	3,391,190
Gitanjali Gems Ltd.	480,196	3,365,499
Housing Development Finance Corp. Ltd.	211,764	3,300,280
ITC Ltd.	806,832	3,802,385
Smithkline Beecham Consumer Healthcare Ltd.	58,889	3,220,580
Titan Industries Ltd.	642,860	3,318,996
Yes Bank Ltd.	258,486	1,816,301
TOTAL INDIA		26,451,493
Common Stocks - continued
	Shares	Value
Indonesia - 4.2%
PT Ace Hardware Indonesia Tbk	9,645,000	$ 3,602,689
PT Astra International Tbk	474,500	3,935,557
PT Bank Rakyat Indonesia Tbk	4,278,500	3,473,134
PT Global Mediacom Tbk	31,861,500	3,261,117
PT Gudang Garam Tbk	523,000	3,131,845
PT Indofood Sukses Makmur Tbk	4,958,000	3,383,104
PT Mitra Adiperkasa Tbk	6,400,000	3,482,351
PT Modern Internasional Tbk	8,086,000	2,568,493
TOTAL INDONESIA		26,838,290
Israel - 0.6%
Israel Chemicals Ltd.	214,700	3,640,047
Italy - 1.1%
Prysmian SpA	176,400	3,272,173
Saipem SpA	71,580	3,741,673
TOTAL ITALY		7,013,846
Japan - 12.7%
Canon, Inc. sponsored ADR (d)	108,109	5,223,827
Fanuc Corp.	24,600	4,669,733
Hitachi Ltd.	682,000	4,206,617
Honda Motor Co. Ltd. sponsored ADR (d)	138,600	5,513,508
Itochu Corp.	344,400	3,982,538
Japan Tobacco, Inc.	985	4,479,309
Keyence Corp.	12,600	3,563,984
Komatsu Ltd.	134,900	4,218,857
Kubota Corp.	408,000	3,704,006
Makita Corp.	69,700	3,287,351
Mitsubishi Corp.	175,200	4,696,129
Mitsubishi Electric Corp.	336,000	3,959,618
Mitsui & Co. Ltd.	240,900	4,554,142
Nabtesco Corp.	133,400	3,383,315
Omron Corp.	121,200	3,418,764
ORIX Corp.	36,090	3,910,747
Rakuten, Inc.	3,238	3,294,165
Sysmex Corp.	84,200	3,221,841
THK Co. Ltd.	128,400	3,321,567
Unicharm Corp.	74,400	3,364,023
TOTAL JAPAN		79,974,041
Korea (South) - 1.8%
Hyundai Motor Co.	20,441	4,556,233
KT&G Corp.	54,373	3,383,164
Lock & Lock Co. Ltd.	71,240	3,223,133
TOTAL KOREA (SOUTH)		11,162,530
Netherlands - 1.3%
ING Groep NV sponsored ADR (a)	431,396	4,633,193
LyondellBasell Industries NV Class A	84,339	3,328,017
TOTAL NETHERLANDS		7,961,210
Nigeria - 0.5%
Guaranty Trust Bank PLC GDR (Reg. S)	703,950	2,921,393

	Shares	Value
Norway - 0.6%
DnB NOR ASA	263,800	$ 3,850,880
Poland - 0.5%
Eurocash SA	309,863	3,029,138
Russia - 2.3%
Magnit OJSC GDR (Reg. S)	108,005	3,331,954
Sberbank (Savings Bank of the Russian Federation)	1,212,500	4,459,869
TNK-BP Holding	997,900	3,236,887
Uralkali JSC GDR (Reg. S)	77,400	3,812,724
TOTAL RUSSIA		14,841,434
South Africa - 1.7%
AngloGold Ashanti Ltd. sponsored ADR	92,100	3,862,674
Mr Price Group Ltd.	318,581	3,514,094
Shoprite Holdings Ltd.	237,600	3,698,687
TOTAL SOUTH AFRICA		11,075,455
Spain - 1.8%
Banco Santander SA sponsored ADR	619,692	6,327,055
Inditex SA	43,607	3,956,145
Obrascon Huarte Lain SA	4,054	129,315
Prosegur Compania de Seguridad SA (Reg.)	27,000	1,242,602
TOTAL SPAIN		11,655,117
Sweden - 0.7%
Nordea Bank AB	407,800	4,349,020
Switzerland - 5.1%
Compagnie Financiere Richemont SA Series A	67,866	4,398,044
Dufry AG (a)	25,960	3,066,427
Nestle SA	179,585	11,455,597
The Swatch Group AG (Bearer)	7,600	4,131,158
Transocean Ltd. (United States)	64,500	3,970,620
UBS AG (NY Shares) (a)	333,400	5,494,432
TOTAL SWITZERLAND		32,516,278
Taiwan - 0.6%
HTC Corp.	120,540	3,581,140
Turkey - 1.2%
Boyner Buyuk Magazacilik AS (a)	1,549,603	3,669,002
Turkiye Garanti Bankasi AS	826,000	3,647,425
TOTAL TURKEY		7,316,427
United Kingdom - 10.7%
Anglo American PLC (United Kingdom)	115,000	5,474,736
BG Group PLC	268,368	6,361,584
British American Tobacco PLC (United Kingdom)	143,400	6,620,129
Burberry Group PLC	149,700	3,671,468
Imperial Tobacco Group PLC	128,787	4,475,692
Reckitt Benckiser Group PLC	77,400	4,392,459
Royal Dutch Shell PLC Class B	325,241	11,910,001
Common Stocks - continued
	Shares	Value
United Kingdom - continued
SABMiller PLC	119,800	$ 4,493,765
Standard Chartered PLC (United Kingdom)	208,521	5,333,160
Unilever PLC	207,700	6,630,515
Vedanta Resources PLC	112,800	3,277,553
Xstrata PLC	232,200	4,938,181
TOTAL UNITED KINGDOM		67,579,243
United States of America - 15.1%
AGCO Corp. (a)	71,400	3,385,788
Alpha Natural Resources, Inc. (a)	71,900	3,070,849
Apple, Inc. (a)	7,945	3,102,364
Capital One Financial Corp.	68,300	3,264,740
CF Industries Holdings, Inc.	20,600	3,199,592
Citigroup, Inc.	86,450	3,314,493
Citrix Systems, Inc. (a)	43,400	3,126,536
Cummins, Inc.	31,300	3,282,744
CVR Energy, Inc. (a)	119,700	3,213,945
Deere & Co.	41,400	3,250,314
Express Scripts, Inc. (a)	59,866	3,248,329
Freeport-McMoRan Copper & Gold, Inc.	59,790	3,166,478
Goldman Sachs Group, Inc.	26,100	3,522,717
Google, Inc. Class A (a)	5,580	3,368,590
Informatica Corp. (a)	34,822	1,780,449
JPMorgan Chase & Co.	79,394	3,211,487
Juniper Networks, Inc. (a)	21,500	502,885
Las Vegas Sands Corp. (a)	72,485	3,419,842
MasterCard, Inc. Class A	10,560	3,202,320
Mead Johnson Nutrition Co. Class A	45,900	3,275,883
Oracle Corp.	104,300	3,189,494
Philip Morris International, Inc.	45,900	3,266,703
Rackspace Hosting, Inc. (a)	77,283	3,091,320
Royal Gold, Inc.	51,400	3,294,740
salesforce.com, Inc. (a)	21,100	3,053,381
The Mosaic Co.	45,600	3,224,832
Tiffany & Co., Inc.	39,400	3,135,846
Visa, Inc. Class A	36,100	3,087,994
VMware, Inc. Class A (a)	31,350	3,145,659
Walter Energy, Inc.	24,900	3,051,993
Wells Fargo & Co.	117,852	3,292,785
TOTAL UNITED STATES OF AMERICA		95,745,092
TOTAL COMMON STOCKS (Cost $557,008,919)		620,538,662
Nonconvertible Preferred Stocks - 1.8%
	Shares	Value
Germany - 0.7%
Volkswagen AG	22,000	$ 4,408,112
Italy - 1.1%
Fiat Industrial SpA (a)	510,876	3,820,742
Fiat SpA (Risparmio Shares)	502,352	3,601,804
TOTAL ITALY		7,422,546
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $10,876,644)		11,830,658
Money Market Funds - 3.0%

Fidelity Cash Central Fund, 0.14% (b)	1,577,197	1,577,197
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	17,358,140	17,358,140
TOTAL MONEY MARKET FUNDS (Cost $18,935,337)		18,935,337
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $586,820,900)		651,304,657
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(19,256,261)
NET ASSETS - 100%		$ 632,048,396
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,326
Fidelity Securities Lending Cash Central Fund	264,181
Total	$ 269,507
Other Information

The following is a summary of the inputs used, as of July 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United States of America	$ 95,745,092	$ 95,745,092	$ -	$ -
Japan	79,974,041	72,063,418	7,910,623	-
United Kingdom	67,579,243	42,418,598	25,160,645	-
Brazil	39,072,535	39,072,535	-	-
France	34,530,278	34,530,278	-	-
Switzerland	32,516,278	32,516,278	-	-
Germany	28,109,120	23,552,224	4,556,896	-
Canada	27,365,334	27,365,334	-	-
Indonesia	26,838,290	26,838,290	-	-
Other	200,639,109	187,559,291	13,079,818	-
Money Market Funds	18,935,337	18,935,337	-	-
Total Investments in Securities:	$ 651,304,657	$ 600,596,675	$ 50,707,982	$ -
Income Tax Information

At July 31, 2011, the cost of investment securities for income tax purposes was $593,671,090. Net unrealized appreciation aggregated $57,633,567, of which $75,633,098 related to appreciated investment securities and $17,999,531 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor International
Discovery Fund:
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2011

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
International Discovery Fund

1.834739.105

AIGI-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (000s)
Australia - 3.6%
Australia & New Zealand Banking Group Ltd.	4,456,031	$ 101,976
carsales.com Ltd. (d)	3,966,844	20,048
Commonwealth Bank of Australia	1,268,063	68,641
Iluka Resources Ltd.	569,088	11,104
Macquarie Group Ltd.	1,446,043	43,800
Newcrest Mining Ltd.	1,658,172	72,050
QBE Insurance Group Ltd.	1,422,163	25,624
Worleyparsons Ltd.	674,365	20,382
TOTAL AUSTRALIA		363,625
Austria - 0.3%
Osterreichische Elektrizitatswirtschafts AG	797,200	32,611
Bailiwick of Guernsey - 0.1%
Ashmore Global Opportunities Ltd.	825,990	10,848
Bailiwick of Jersey - 1.3%
Experian PLC	3,236,600	42,638
Shire PLC	2,310,400	80,198
Velti PLC (a)	290,405	4,795
TOTAL BAILIWICK OF JERSEY		127,631
Belgium - 0.3%
Anheuser-Busch InBev SA NV	542,427	31,218
Bermuda - 1.1%
African Minerals Ltd. (a)	2,899,600	29,488
Cheung Kong Infrastructure Holdings Ltd.	4,763,000	27,440
Li & Fung Ltd.	9,616,000	15,990
Noble Group Ltd.	26,477,364	41,118
TOTAL BERMUDA		114,036
Brazil - 1.6%
Anhanguera Educacional Participacoes SA	1,204,000	23,355
Arezzo Industria e Comercio SA	849,800	12,167
International Meal Comp Holdings S.A.	1,101,500	10,935
Qualicorp SA	2,791,500	26,094
Souza Cruz Industria Comerico	3,799,000	45,308
TIM Participacoes SA sponsored ADR (non-vtg.)	861,200	43,094
TOTAL BRAZIL		160,953
British Virgin Islands - 0.5%
Arcos Dorados Holdings, Inc.	731,300	17,156
Common Stocks - continued
	Shares	Value (000s)
British Virgin Islands - continued
HLS Systems International Ltd. (a)(d)	1,182,256	$ 8,240
Mail.ru Group Ltd. GDR (Reg. S)	713,000	25,468
TOTAL BRITISH VIRGIN ISLANDS		50,864
Canada - 2.0%
Bombardier, Inc. Class B (sub. vtg.)	2,114,600	12,793
Canadian Natural Resources Ltd.	1,070,100	43,212
First Quantum Minerals Ltd.	212,900	29,517
Gildan Activewear, Inc.	598,600	17,944
InterOil Corp. (a)(d)	204,400	12,795
Open Text Corp. (a)	769,600	51,948
Trinidad Drilling Ltd.	3,376,600	35,307
TOTAL CANADA		203,516
Cayman Islands - 2.3%
Biostime International Holdings Ltd.	8,183,000	17,912
Bosideng International Holdings Ltd.	43,814,000	12,874
China Automation Group Ltd.	7,465,000	4,032
China Kanghui Holdings sponsored ADR (a)(d)	1,515,500	33,023
China Shineway Pharmaceutical Group Ltd.	1,503,000	2,542
China ZhengTong Auto Services Holdings Ltd.	14,117,500	18,657
Ctrip.com International Ltd. sponsored ADR (a)	505,000	23,281
Hengdeli Holdings Ltd.	50,716,000	25,183
Microport Scientific Corp.	10,976,000	6,549
Mongolian Mining Corp.	9,910,000	12,156
Phoenix New Media Ltd. ADR	202,220	2,071
Sands China Ltd. (a)	17,144,800	51,585
Shenguan Holdings Group Ltd.	35,412,000	22,673
TOTAL CAYMAN ISLANDS		232,538
China - 1.0%
Baidu.com, Inc. sponsored ADR (a)	394,600	61,980
SINA Corp. (a)(d)	310,200	33,530
Zhaojin Mining Industry Co. Ltd. (H Shares)	4,984,000	9,938
TOTAL CHINA		105,448
Cyprus - 0.0%
Aisi Realty Public Ltd. (a)(e)	21,633,000	348
Denmark - 2.8%
Carlsberg A/S Series B	622,000	61,180
Common Stocks - continued
	Shares	Value (000s)
Denmark - continued
Novo Nordisk A/S Series B	1,029,289	$ 125,899
William Demant Holding A/S (a)	1,094,900	96,080
TOTAL DENMARK		283,159
Finland - 0.7%
Amer Group PLC (A Shares)	1,325,300	20,147
Nokian Tyres PLC	963,933	45,235
TOTAL FINLAND		65,382
France - 10.3%
Air Liquide SA	307,100	42,339
Alstom SA	1,046,874	55,287
Arkema SA	436,670	42,759
Atos Origin SA	1,388,859	76,710
AXA SA	3,220,966	60,674
BNP Paribas SA	1,786,966	116,736
Club Mediterranee SA (a)	470,000	11,163
Compagnie Generale de Geophysique SA (a)	393,400	13,211
Danone	1,128,600	80,757
Iliad SA	552,020	70,909
Ipsos SA	41,300	1,959
JC Decaux SA (a)	652,300	18,023
L'Oreal SA	348,200	42,031
LVMH Moet Hennessy - Louis Vuitton	545,704	100,325
Pernod-Ricard SA	329,525	32,727
PPR SA	398,700	73,901
Safran SA	714,800	29,816
Sanofi-Aventis	953,011	74,047
Schneider Electric SA	334,855	48,667
Societe Generale Series A	393,200	19,624
Unibail-Rodamco	118,400	26,437
TOTAL FRANCE		1,038,102
Germany - 6.0%
Aareal Bank AG (a)	1,131,037	33,632
Allianz AG	155,907	20,399
Bayer AG	767,558	61,683
Bayerische Motoren Werke AG (BMW)	834,676	83,735
Commerzbank AG (a)	4,229,500	16,153
Fresenius Medical Care AG & Co. KGaA	940,100	72,147
GEA Group AG	1,740,866	60,696
Gerry Weber International AG (Bearer)	320,600	10,641
HeidelbergCement AG	245,167	13,545
Common Stocks - continued
	Shares	Value (000s)
Germany - continued
Kabel Deutschland Holding AG (a)	1,677,600	$ 94,647
Siemens AG	1,062,133	135,743
TOTAL GERMANY		603,021
Hong Kong - 1.7%
AIA Group Ltd.	13,058,400	48,003
I.T Ltd.	14,631,000	14,380
Sun Art Retail Group Ltd.	1,333,500	1,714
Techtronic Industries Co. Ltd.	65,201,500	68,098
Wharf Holdings Ltd.	4,890,000	35,983
TOTAL HONG KONG		168,178
India - 1.3%
Apollo Hospitals Enterprise Ltd.	901,682	10,748
Bharti Airtel Ltd.	4,711,984	46,603
Housing Development Finance Corp. Ltd.	1,739,204	27,105
Larsen & Toubro Ltd.	279,321	10,902
Shriram Transport Finance Co. Ltd.	732,049	10,607
The Jammu & Kashmir Bank Ltd.	545,569	10,699
Titan Industries Ltd.	3,211,760	16,582
TOTAL INDIA		133,246
Indonesia - 0.6%
PT Astra International Tbk	1,338,500	11,102
PT Sarana Menara Nusantara (a)	13,136,500	19,627
PT Tower Bersama Infrastructure Tbk	55,223,500	14,456
PT XL Axiata Tbk	22,623,000	15,304
TOTAL INDONESIA		60,489
Ireland - 0.9%
Accenture PLC Class A	352,900	20,871
Ingersoll-Rand Co. Ltd.	691,900	25,891
James Hardie Industries NV CDI (a)	5,530,462	34,816
Kenmare Resources PLC (a)	11,607,300	10,556
TOTAL IRELAND		92,134
Israel - 0.3%
Israel Chemicals Ltd.	1,513,500	25,660
Italy - 1.2%
Prada SpA	2,305,100	14,049
Common Stocks - continued
	Shares	Value (000s)
Italy - continued
Prysmian SpA	1,473,800	$ 27,339
Saipem SpA	1,580,606	82,622
TOTAL ITALY		124,010
Japan - 16.6%
ABC-Mart, Inc.	1,529,000	59,201
Aozora Bank Ltd.	4,562,000	11,143
Asahi Glass Co. Ltd.	2,377,000	27,580
Asics Corp.	3,605,000	54,943
Calbee, Inc.	199,300	8,390
Canon, Inc.	1,744,350	84,120
Cosmos Pharmaceutical Corp.	859,200	40,077
Credit Saison Co. Ltd.	1,323,500	22,561
DeNA Co. Ltd.	1,170,100	58,456
Denso Corp.	1,300,300	46,528
Digital Garage, Inc. (a)(d)	1,912	6,412
Don Quijote Co. Ltd.	1,367,200	47,092
Fanuc Corp.	381,000	72,324
Honda Motor Co. Ltd.	2,372,200	94,144
Japan Tobacco, Inc.	13,316	60,555
JSR Corp.	2,283,400	46,757
Kakaku.com, Inc.	1,046,400	41,399
KDDI Corp.	12,144	90,254
Keyence Corp.	192,600	54,478
Misumi Group, Inc.	1,254,900	35,104
Mitsubishi Corp.	3,525,000	94,485
Mitsubishi Estate Co. Ltd.	1,553,000	27,926
Mitsubishi UFJ Financial Group, Inc.	15,161,400	77,008
Mitsui & Co. Ltd.	2,230,900	42,174
Nitto Denko Corp.	196,200	9,483
ORIX Corp.	1,321,050	143,150
Rakuten, Inc.	68,670	69,861
So-net M3, Inc.	3,644	33,000
SOFTBANK CORP.	2,258,500	88,327
Start Today Co. Ltd.	3,268,000	81,185
Toyota Motor Corp.	1,074,100	43,860
TOTAL JAPAN		1,671,977
Korea (South) - 1.9%
Hyundai Motor Co.	163,148	36,365
Kia Motors Corp.	453,500	33,293
NHN Corp. (a)	89,184	17,764
Common Stocks - continued
	Shares	Value (000s)
Korea (South) - continued
Orion Corp.	113,331	$ 55,037
Samsung Electronics Co. Ltd.	38,175	30,560
Shinhan Financial Group Co. Ltd.	421,030	20,168
TOTAL KOREA (SOUTH)		193,187
Luxembourg - 0.7%
Brait SA	5,949,360	15,582
Millicom International Cellular SA	190,400	22,753
Millicom International Cellular SA unit	282,400	33,932
TOTAL LUXEMBOURG		72,267
Mexico - 0.5%
Wal-Mart de Mexico SA de CV Series V	18,209,000	50,234
Netherlands - 2.3%
AEGON NV (a)	5,028,800	28,778
Gemalto NV (d)	1,441,088	68,817
ING Groep NV (Certificaten Van Aandelen) (a)	9,686,000	103,937
LyondellBasell Industries NV Class A	728,900	28,762
TOTAL NETHERLANDS		230,294
Norway - 1.3%
Aker Solutions ASA	2,370,500	41,736
DnB NOR ASA	5,773,755	84,284
Kvaerner ASA (a)	348,621	741
TOTAL NORWAY		126,761
Philippines - 0.3%
Alliance Global Group, Inc.	101,250,000	27,823
Poland - 0.4%
Eurocash SA	3,593,990	35,134
Qatar - 0.2%
Commercial Bank of Qatar GDR (Reg. S)	5,094,802	20,708
Singapore - 0.3%
Keppel Corp. Ltd.	3,049,500	28,035
South Africa - 0.9%
AngloGold Ashanti Ltd. sponsored ADR	816,100	34,227
Sanlam Ltd.	5,826,600	23,580
Shoprite Holdings Ltd.	2,042,000	31,788
TOTAL SOUTH AFRICA		89,595
Spain - 1.2%
Banco Bilbao Vizcaya Argentaria SA	1,458,813	15,281
Common Stocks - continued
	Shares	Value (000s)
Spain - continued
Banco Santander SA	6,605,545	$ 69,523
Prosegur Compania de Seguridad SA (Reg.)	382,900	17,622
Viscofan Envolturas Celulosicas SA	515,100	19,206
TOTAL SPAIN		121,632
Sweden - 1.1%
Elekta AB (B Shares)	1,190,921	54,891
Swedbank AB (A Shares)	3,382,000	59,450
TOTAL SWEDEN		114,341
Switzerland - 5.9%
Compagnie Financiere Richemont SA Series A	315,194	20,426
Kuehne & Nagel International AG	197,400	27,665
Nestle SA	2,973,853	189,700
Partners Group Holding	230,056	43,777
Schindler Holding AG (participation certificate)	554,147	65,351
The Swatch Group AG (Bearer)	98,950	53,787
Transocean Ltd. (United States)	829,400	51,058
UBS AG (a)	3,755,130	61,937
Zurich Financial Services AG	346,539	82,659
TOTAL SWITZERLAND		596,360
Taiwan - 0.9%
Catcher Technology Co. Ltd.	5,046,500	44,035
HIWIN Technologies Corp.	2,122,890	25,654
WPG Holding Co. Ltd.	14,573,000	24,322
TOTAL TAIWAN		94,011
Turkey - 0.1%
Boyner Buyuk Magazacilik AS (a)(e)	6,011,100	14,233
United Kingdom - 20.9%
Aberdeen Asset Management PLC	9,033,732	32,700
Anglo American PLC (United Kingdom)	1,293,300	61,569
Ashmore Group PLC	4,472,200	29,609
Autonomy Corp. PLC (a)	2,119,900	58,499
Aviva PLC	6,344,300	41,321
Barclays PLC	19,045,829	69,115
BG Group PLC	5,124,372	121,472
BHP Billiton PLC	4,802,296	179,406
BP PLC	7,755,467	58,455
British American Tobacco PLC (United Kingdom)	2,892,400	133,529
British Land Co. PLC	5,756,734	55,284
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Burberry Group PLC	2,391,800	$ 58,660
Carphone Warehouse Group PLC	15,119,465	102,445
GlaxoSmithKline PLC	3,131,100	69,815
HSBC Holdings PLC (United Kingdom)	11,905,657	116,083
Imperial Tobacco Group PLC	1,488,285	51,722
International Personal Finance PLC	9,411,888	48,700
Jazztel PLC (a)	3,802,400	23,657
Jupiter Fund Management PLC	2,155,200	8,261
Legal & General Group PLC	30,442,457	56,071
Lloyds Banking Group PLC (a)	49,557,364	35,011
Micro Focus International PLC	2,166,900	10,316
Ocado Group PLC (a)(d)	14,388,400	40,225
Reckitt Benckiser Group PLC	414,431	23,519
Rio Tinto PLC	493,544	34,842
Royal Dutch Shell PLC Class B	7,937,436	290,655
Royalblue Group PLC	127,522	3,843
SuperGroup PLC (a)(d)	960,741	16,797
Ultra Electronics Holdings PLC	614,667	15,872
Vodafone Group PLC	46,662,143	130,869
Wolseley PLC	1,930,464	57,518
Xstrata PLC	3,225,200	68,590
TOTAL UNITED KINGDOM		2,104,430
United States of America - 2.1%
CF Industries Holdings, Inc.	203,000	31,530
Green Mountain Coffee Roasters, Inc. (a)	760,700	79,075
Halliburton Co.	535,300	29,297
MasterCard, Inc. Class A	102,200	30,992
Virgin Media, Inc.	1,603,800	42,437
TOTAL UNITED STATES OF AMERICA		213,331
TOTAL COMMON STOCKS (Cost $8,717,609)		9,831,370
Nonconvertible Preferred Stocks - 2.1%

Germany - 1.8%
ProSiebenSat.1 Media AG	873,391	22,595
Volkswagen AG	789,800	158,251
TOTAL GERMANY		180,846
Nonconvertible Preferred Stocks - continued
	Shares	Value (000s)
Italy - 0.3%
Fiat Industrial SpA (a)	4,306,600	$ 32,208
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $151,807)		213,054
Money Market Funds - 1.1%

Fidelity Cash Central Fund, 0.14% (b)	42,011,836	42,012
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	70,767,776	70,768
TOTAL MONEY MARKET FUNDS (Cost $112,780)		112,780
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.16%, dated 7/29/11 due 8/1/11 (Collateralized by U.S. Government Obligations) # (Cost $3,487)	$ 3,487	3,487
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $8,985,683)		10,160,691
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(77,344)
NET ASSETS - 100%		$ 10,083,347
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$3,487,000 due 8/01/11 at 0.16%
BNP Paribas Securities Corp.	$ 1,832
Barclays Capital, Inc.	974
Merrill Lynch, Pierce, Fenner & Smith, Inc.	681
$ 3,487
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 89
Fidelity Securities Lending Cash Central Fund	5,465
Total	$ 5,554
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aisi Realty Public Ltd.	$ 607	$ -	$ -	$ -	$ 348
Ashmore Global Opportunities Ltd.	-	10,376	-	259	-
Boyner Buyuk Magazacilik AS	11,256	2,951	-	-	14,233
Total	$ 11,863	$ 13,327	$ -	$ 259	$ 14,581
Other Information

The following is a summary of the inputs used, as of July 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 2,104,430	$ 945,329	$ 1,159,101	$ -
Japan	1,671,977	1,372,845	299,132	-
France	1,038,102	950,844	87,258	-
Germany	783,867	575,977	207,890	-
Switzerland	596,360	534,423	61,937	-
Australia	363,625	363,625	-	-
Denmark	283,159	157,260	125,899	-
Cayman Islands	232,538	232,538	-	-
Netherlands	230,294	97,579	132,715	-
Cyprus	348	-	-	348
Other	2,739,724	2,523,336	216,388	-
Money Market Funds	112,780	112,780	-	-
Cash Equivalents	3,487	-	3,487	-
Total Investments in Securities:	$ 10,160,691	$ 7,866,536	$ 2,293,807	$ 348
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 607
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(259)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 348
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2011	$ (259)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At July 31, 2011, the cost of investment securities for income tax purposes was $9,103,305,000. Net unrealized appreciation aggregated $1,057,386,000, of which $1,609,938,000 related to appreciated investment securities and $552,552,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Discovery Fund -

International Discovery
Class K

July 31, 2011

1.804822.107

IGI-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (000s)
Australia - 3.6%
Australia & New Zealand Banking Group Ltd.	4,456,031	$ 101,976
carsales.com Ltd. (d)	3,966,844	20,048
Commonwealth Bank of Australia	1,268,063	68,641
Iluka Resources Ltd.	569,088	11,104
Macquarie Group Ltd.	1,446,043	43,800
Newcrest Mining Ltd.	1,658,172	72,050
QBE Insurance Group Ltd.	1,422,163	25,624
Worleyparsons Ltd.	674,365	20,382
TOTAL AUSTRALIA		363,625
Austria - 0.3%
Osterreichische Elektrizitatswirtschafts AG	797,200	32,611
Bailiwick of Guernsey - 0.1%
Ashmore Global Opportunities Ltd.	825,990	10,848
Bailiwick of Jersey - 1.3%
Experian PLC	3,236,600	42,638
Shire PLC	2,310,400	80,198
Velti PLC (a)	290,405	4,795
TOTAL BAILIWICK OF JERSEY		127,631
Belgium - 0.3%
Anheuser-Busch InBev SA NV	542,427	31,218
Bermuda - 1.1%
African Minerals Ltd. (a)	2,899,600	29,488
Cheung Kong Infrastructure Holdings Ltd.	4,763,000	27,440
Li & Fung Ltd.	9,616,000	15,990
Noble Group Ltd.	26,477,364	41,118
TOTAL BERMUDA		114,036
Brazil - 1.6%
Anhanguera Educacional Participacoes SA	1,204,000	23,355
Arezzo Industria e Comercio SA	849,800	12,167
International Meal Comp Holdings S.A.	1,101,500	10,935
Qualicorp SA	2,791,500	26,094
Souza Cruz Industria Comerico	3,799,000	45,308
TIM Participacoes SA sponsored ADR (non-vtg.)	861,200	43,094
TOTAL BRAZIL		160,953
British Virgin Islands - 0.5%
Arcos Dorados Holdings, Inc.	731,300	17,156
Common Stocks - continued
	Shares	Value (000s)
British Virgin Islands - continued
HLS Systems International Ltd. (a)(d)	1,182,256	$ 8,240
Mail.ru Group Ltd. GDR (Reg. S)	713,000	25,468
TOTAL BRITISH VIRGIN ISLANDS		50,864
Canada - 2.0%
Bombardier, Inc. Class B (sub. vtg.)	2,114,600	12,793
Canadian Natural Resources Ltd.	1,070,100	43,212
First Quantum Minerals Ltd.	212,900	29,517
Gildan Activewear, Inc.	598,600	17,944
InterOil Corp. (a)(d)	204,400	12,795
Open Text Corp. (a)	769,600	51,948
Trinidad Drilling Ltd.	3,376,600	35,307
TOTAL CANADA		203,516
Cayman Islands - 2.3%
Biostime International Holdings Ltd.	8,183,000	17,912
Bosideng International Holdings Ltd.	43,814,000	12,874
China Automation Group Ltd.	7,465,000	4,032
China Kanghui Holdings sponsored ADR (a)(d)	1,515,500	33,023
China Shineway Pharmaceutical Group Ltd.	1,503,000	2,542
China ZhengTong Auto Services Holdings Ltd.	14,117,500	18,657
Ctrip.com International Ltd. sponsored ADR (a)	505,000	23,281
Hengdeli Holdings Ltd.	50,716,000	25,183
Microport Scientific Corp.	10,976,000	6,549
Mongolian Mining Corp.	9,910,000	12,156
Phoenix New Media Ltd. ADR	202,220	2,071
Sands China Ltd. (a)	17,144,800	51,585
Shenguan Holdings Group Ltd.	35,412,000	22,673
TOTAL CAYMAN ISLANDS		232,538
China - 1.0%
Baidu.com, Inc. sponsored ADR (a)	394,600	61,980
SINA Corp. (a)(d)	310,200	33,530
Zhaojin Mining Industry Co. Ltd. (H Shares)	4,984,000	9,938
TOTAL CHINA		105,448
Cyprus - 0.0%
Aisi Realty Public Ltd. (a)(e)	21,633,000	348
Denmark - 2.8%
Carlsberg A/S Series B	622,000	61,180
Common Stocks - continued
	Shares	Value (000s)
Denmark - continued
Novo Nordisk A/S Series B	1,029,289	$ 125,899
William Demant Holding A/S (a)	1,094,900	96,080
TOTAL DENMARK		283,159
Finland - 0.7%
Amer Group PLC (A Shares)	1,325,300	20,147
Nokian Tyres PLC	963,933	45,235
TOTAL FINLAND		65,382
France - 10.3%
Air Liquide SA	307,100	42,339
Alstom SA	1,046,874	55,287
Arkema SA	436,670	42,759
Atos Origin SA	1,388,859	76,710
AXA SA	3,220,966	60,674
BNP Paribas SA	1,786,966	116,736
Club Mediterranee SA (a)	470,000	11,163
Compagnie Generale de Geophysique SA (a)	393,400	13,211
Danone	1,128,600	80,757
Iliad SA	552,020	70,909
Ipsos SA	41,300	1,959
JC Decaux SA (a)	652,300	18,023
L'Oreal SA	348,200	42,031
LVMH Moet Hennessy - Louis Vuitton	545,704	100,325
Pernod-Ricard SA	329,525	32,727
PPR SA	398,700	73,901
Safran SA	714,800	29,816
Sanofi-Aventis	953,011	74,047
Schneider Electric SA	334,855	48,667
Societe Generale Series A	393,200	19,624
Unibail-Rodamco	118,400	26,437
TOTAL FRANCE		1,038,102
Germany - 6.0%
Aareal Bank AG (a)	1,131,037	33,632
Allianz AG	155,907	20,399
Bayer AG	767,558	61,683
Bayerische Motoren Werke AG (BMW)	834,676	83,735
Commerzbank AG (a)	4,229,500	16,153
Fresenius Medical Care AG & Co. KGaA	940,100	72,147
GEA Group AG	1,740,866	60,696
Gerry Weber International AG (Bearer)	320,600	10,641
HeidelbergCement AG	245,167	13,545
Common Stocks - continued
	Shares	Value (000s)
Germany - continued
Kabel Deutschland Holding AG (a)	1,677,600	$ 94,647
Siemens AG	1,062,133	135,743
TOTAL GERMANY		603,021
Hong Kong - 1.7%
AIA Group Ltd.	13,058,400	48,003
I.T Ltd.	14,631,000	14,380
Sun Art Retail Group Ltd.	1,333,500	1,714
Techtronic Industries Co. Ltd.	65,201,500	68,098
Wharf Holdings Ltd.	4,890,000	35,983
TOTAL HONG KONG		168,178
India - 1.3%
Apollo Hospitals Enterprise Ltd.	901,682	10,748
Bharti Airtel Ltd.	4,711,984	46,603
Housing Development Finance Corp. Ltd.	1,739,204	27,105
Larsen & Toubro Ltd.	279,321	10,902
Shriram Transport Finance Co. Ltd.	732,049	10,607
The Jammu & Kashmir Bank Ltd.	545,569	10,699
Titan Industries Ltd.	3,211,760	16,582
TOTAL INDIA		133,246
Indonesia - 0.6%
PT Astra International Tbk	1,338,500	11,102
PT Sarana Menara Nusantara (a)	13,136,500	19,627
PT Tower Bersama Infrastructure Tbk	55,223,500	14,456
PT XL Axiata Tbk	22,623,000	15,304
TOTAL INDONESIA		60,489
Ireland - 0.9%
Accenture PLC Class A	352,900	20,871
Ingersoll-Rand Co. Ltd.	691,900	25,891
James Hardie Industries NV CDI (a)	5,530,462	34,816
Kenmare Resources PLC (a)	11,607,300	10,556
TOTAL IRELAND		92,134
Israel - 0.3%
Israel Chemicals Ltd.	1,513,500	25,660
Italy - 1.2%
Prada SpA	2,305,100	14,049
Common Stocks - continued
	Shares	Value (000s)
Italy - continued
Prysmian SpA	1,473,800	$ 27,339
Saipem SpA	1,580,606	82,622
TOTAL ITALY		124,010
Japan - 16.6%
ABC-Mart, Inc.	1,529,000	59,201
Aozora Bank Ltd.	4,562,000	11,143
Asahi Glass Co. Ltd.	2,377,000	27,580
Asics Corp.	3,605,000	54,943
Calbee, Inc.	199,300	8,390
Canon, Inc.	1,744,350	84,120
Cosmos Pharmaceutical Corp.	859,200	40,077
Credit Saison Co. Ltd.	1,323,500	22,561
DeNA Co. Ltd.	1,170,100	58,456
Denso Corp.	1,300,300	46,528
Digital Garage, Inc. (a)(d)	1,912	6,412
Don Quijote Co. Ltd.	1,367,200	47,092
Fanuc Corp.	381,000	72,324
Honda Motor Co. Ltd.	2,372,200	94,144
Japan Tobacco, Inc.	13,316	60,555
JSR Corp.	2,283,400	46,757
Kakaku.com, Inc.	1,046,400	41,399
KDDI Corp.	12,144	90,254
Keyence Corp.	192,600	54,478
Misumi Group, Inc.	1,254,900	35,104
Mitsubishi Corp.	3,525,000	94,485
Mitsubishi Estate Co. Ltd.	1,553,000	27,926
Mitsubishi UFJ Financial Group, Inc.	15,161,400	77,008
Mitsui & Co. Ltd.	2,230,900	42,174
Nitto Denko Corp.	196,200	9,483
ORIX Corp.	1,321,050	143,150
Rakuten, Inc.	68,670	69,861
So-net M3, Inc.	3,644	33,000
SOFTBANK CORP.	2,258,500	88,327
Start Today Co. Ltd.	3,268,000	81,185
Toyota Motor Corp.	1,074,100	43,860
TOTAL JAPAN		1,671,977
Korea (South) - 1.9%
Hyundai Motor Co.	163,148	36,365
Kia Motors Corp.	453,500	33,293
NHN Corp. (a)	89,184	17,764
Common Stocks - continued
	Shares	Value (000s)
Korea (South) - continued
Orion Corp.	113,331	$ 55,037
Samsung Electronics Co. Ltd.	38,175	30,560
Shinhan Financial Group Co. Ltd.	421,030	20,168
TOTAL KOREA (SOUTH)		193,187
Luxembourg - 0.7%
Brait SA	5,949,360	15,582
Millicom International Cellular SA	190,400	22,753
Millicom International Cellular SA unit	282,400	33,932
TOTAL LUXEMBOURG		72,267
Mexico - 0.5%
Wal-Mart de Mexico SA de CV Series V	18,209,000	50,234
Netherlands - 2.3%
AEGON NV (a)	5,028,800	28,778
Gemalto NV (d)	1,441,088	68,817
ING Groep NV (Certificaten Van Aandelen) (a)	9,686,000	103,937
LyondellBasell Industries NV Class A	728,900	28,762
TOTAL NETHERLANDS		230,294
Norway - 1.3%
Aker Solutions ASA	2,370,500	41,736
DnB NOR ASA	5,773,755	84,284
Kvaerner ASA (a)	348,621	741
TOTAL NORWAY		126,761
Philippines - 0.3%
Alliance Global Group, Inc.	101,250,000	27,823
Poland - 0.4%
Eurocash SA	3,593,990	35,134
Qatar - 0.2%
Commercial Bank of Qatar GDR (Reg. S)	5,094,802	20,708
Singapore - 0.3%
Keppel Corp. Ltd.	3,049,500	28,035
South Africa - 0.9%
AngloGold Ashanti Ltd. sponsored ADR	816,100	34,227
Sanlam Ltd.	5,826,600	23,580
Shoprite Holdings Ltd.	2,042,000	31,788
TOTAL SOUTH AFRICA		89,595
Spain - 1.2%
Banco Bilbao Vizcaya Argentaria SA	1,458,813	15,281
Common Stocks - continued
	Shares	Value (000s)
Spain - continued
Banco Santander SA	6,605,545	$ 69,523
Prosegur Compania de Seguridad SA (Reg.)	382,900	17,622
Viscofan Envolturas Celulosicas SA	515,100	19,206
TOTAL SPAIN		121,632
Sweden - 1.1%
Elekta AB (B Shares)	1,190,921	54,891
Swedbank AB (A Shares)	3,382,000	59,450
TOTAL SWEDEN		114,341
Switzerland - 5.9%
Compagnie Financiere Richemont SA Series A	315,194	20,426
Kuehne & Nagel International AG	197,400	27,665
Nestle SA	2,973,853	189,700
Partners Group Holding	230,056	43,777
Schindler Holding AG (participation certificate)	554,147	65,351
The Swatch Group AG (Bearer)	98,950	53,787
Transocean Ltd. (United States)	829,400	51,058
UBS AG (a)	3,755,130	61,937
Zurich Financial Services AG	346,539	82,659
TOTAL SWITZERLAND		596,360
Taiwan - 0.9%
Catcher Technology Co. Ltd.	5,046,500	44,035
HIWIN Technologies Corp.	2,122,890	25,654
WPG Holding Co. Ltd.	14,573,000	24,322
TOTAL TAIWAN		94,011
Turkey - 0.1%
Boyner Buyuk Magazacilik AS (a)(e)	6,011,100	14,233
United Kingdom - 20.9%
Aberdeen Asset Management PLC	9,033,732	32,700
Anglo American PLC (United Kingdom)	1,293,300	61,569
Ashmore Group PLC	4,472,200	29,609
Autonomy Corp. PLC (a)	2,119,900	58,499
Aviva PLC	6,344,300	41,321
Barclays PLC	19,045,829	69,115
BG Group PLC	5,124,372	121,472
BHP Billiton PLC	4,802,296	179,406
BP PLC	7,755,467	58,455
British American Tobacco PLC (United Kingdom)	2,892,400	133,529
British Land Co. PLC	5,756,734	55,284
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Burberry Group PLC	2,391,800	$ 58,660
Carphone Warehouse Group PLC	15,119,465	102,445
GlaxoSmithKline PLC	3,131,100	69,815
HSBC Holdings PLC (United Kingdom)	11,905,657	116,083
Imperial Tobacco Group PLC	1,488,285	51,722
International Personal Finance PLC	9,411,888	48,700
Jazztel PLC (a)	3,802,400	23,657
Jupiter Fund Management PLC	2,155,200	8,261
Legal & General Group PLC	30,442,457	56,071
Lloyds Banking Group PLC (a)	49,557,364	35,011
Micro Focus International PLC	2,166,900	10,316
Ocado Group PLC (a)(d)	14,388,400	40,225
Reckitt Benckiser Group PLC	414,431	23,519
Rio Tinto PLC	493,544	34,842
Royal Dutch Shell PLC Class B	7,937,436	290,655
Royalblue Group PLC	127,522	3,843
SuperGroup PLC (a)(d)	960,741	16,797
Ultra Electronics Holdings PLC	614,667	15,872
Vodafone Group PLC	46,662,143	130,869
Wolseley PLC	1,930,464	57,518
Xstrata PLC	3,225,200	68,590
TOTAL UNITED KINGDOM		2,104,430
United States of America - 2.1%
CF Industries Holdings, Inc.	203,000	31,530
Green Mountain Coffee Roasters, Inc. (a)	760,700	79,075
Halliburton Co.	535,300	29,297
MasterCard, Inc. Class A	102,200	30,992
Virgin Media, Inc.	1,603,800	42,437
TOTAL UNITED STATES OF AMERICA		213,331
TOTAL COMMON STOCKS (Cost $8,717,609)		9,831,370
Nonconvertible Preferred Stocks - 2.1%

Germany - 1.8%
ProSiebenSat.1 Media AG	873,391	22,595
Volkswagen AG	789,800	158,251
TOTAL GERMANY		180,846
Nonconvertible Preferred Stocks - continued
	Shares	Value (000s)
Italy - 0.3%
Fiat Industrial SpA (a)	4,306,600	$ 32,208
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $151,807)		213,054
Money Market Funds - 1.1%

Fidelity Cash Central Fund, 0.14% (b)	42,011,836	42,012
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	70,767,776	70,768
TOTAL MONEY MARKET FUNDS (Cost $112,780)		112,780
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.16%, dated 7/29/11 due 8/1/11 (Collateralized by U.S. Government Obligations) # (Cost $3,487)	$ 3,487	3,487
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $8,985,683)		10,160,691
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(77,344)
NET ASSETS - 100%		$ 10,083,347
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$3,487,000 due 8/01/11 at 0.16%
BNP Paribas Securities Corp.	$ 1,832
Barclays Capital, Inc.	974
Merrill Lynch, Pierce, Fenner & Smith, Inc.	681
$ 3,487
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 89
Fidelity Securities Lending Cash Central Fund	5,465
Total	$ 5,554
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aisi Realty Public Ltd.	$ 607	$ -	$ -	$ -	$ 348
Ashmore Global Opportunities Ltd.	-	10,376	-	259	-
Boyner Buyuk Magazacilik AS	11,256	2,951	-	-	14,233
Total	$ 11,863	$ 13,327	$ -	$ 259	$ 14,581
Other Information

The following is a summary of the inputs used, as of July 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 2,104,430	$ 945,329	$ 1,159,101	$ -
Japan	1,671,977	1,372,845	299,132	-
France	1,038,102	950,844	87,258	-
Germany	783,867	575,977	207,890	-
Switzerland	596,360	534,423	61,937	-
Australia	363,625	363,625	-	-
Denmark	283,159	157,260	125,899	-
Cayman Islands	232,538	232,538	-	-
Netherlands	230,294	97,579	132,715	-
Cyprus	348	-	-	348
Other	2,739,724	2,523,336	216,388	-
Money Market Funds	112,780	112,780	-	-
Cash Equivalents	3,487	-	3,487	-
Total Investments in Securities:	$ 10,160,691	$ 7,866,536	$ 2,293,807	$ 348
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 607
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(259)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 348
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2011	$ (259)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At July 31, 2011, the cost of investment securities for income tax purposes was $9,103,305,000. Net unrealized appreciation aggregated $1,057,386,000, of which $1,609,938,000 related to appreciated investment securities and $552,552,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
International Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2011

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity ®
International Growth Fund

1.863095.103

AIGF-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
Australia - 5.2%
Coca-Cola Amatil Ltd.	23,787	$ 295,310
CSL Ltd.	25,527	860,708
MAp Group unit	58,681	210,817
Newcrest Mining Ltd.	12,959	563,089
Newcrest Mining Ltd. sponsored ADR	7,607	326,949
OZ Minerals Ltd.	24,500	366,878
QBE Insurance Group Ltd.	10,295	185,494
Woolworths Ltd.	10,289	304,530
Worleyparsons Ltd.	20,798	628,596
TOTAL AUSTRALIA		3,742,371
Austria - 1.0%
Andritz AG	6,000	583,562
Zumtobel AG	6,300	148,048
TOTAL AUSTRIA		731,610
Bailiwick of Guernsey - 0.5%
Resolution Ltd.	79,193	359,069
Bailiwick of Jersey - 1.1%
Glencore International PLC	21,600	168,676
Informa PLC	23,847	158,155
Randgold Resources Ltd. sponsored ADR	5,335	484,471
TOTAL BAILIWICK OF JERSEY		811,302
Belgium - 3.7%
Anheuser-Busch InBev SA NV	38,891	2,238,277
Umicore SA	9,224	472,090
TOTAL BELGIUM		2,710,367
Bermuda - 1.2%
Lazard Ltd. Class A	8,492	285,331
Li & Fung Ltd.	256,000	425,692
Trinity Ltd.	143,000	158,526
TOTAL BERMUDA		869,549
Brazil - 2.7%
BM&F Bovespa SA	45,600	266,627
BR Malls Participacoes SA	14,700	171,146
Braskem SA Class A sponsored ADR	22,400	543,648
Fibria Celulose SA sponsored ADR	14,003	167,476
Iguatemi Empresa de Shopping Centers SA	7,500	163,905
Common Stocks - continued
	Shares	Value
Brazil - continued
Itau Unibanco Banco Multiplo SA sponsored ADR	14,730	$ 300,050
Multiplan Empreendimentos Imobiliarios SA	14,800	319,624
TOTAL BRAZIL		1,932,476
Canada - 2.5%
Agnico-Eagle Mines Ltd. (Canada)	5,200	289,228
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,000	393,552
Goldcorp, Inc.	3,400	162,598
Niko Resources Ltd.	5,700	392,032
Open Text Corp. (a)	5,700	384,753
Pan American Silver Corp.	5,400	162,972
TOTAL CANADA		1,785,135
Cayman Islands - 1.3%
NVC Lighting Holdings Ltd.	355,000	185,385
Sands China Ltd. (a)	102,600	308,703
Wynn Macau Ltd.	124,600	434,848
TOTAL CAYMAN ISLANDS		928,936
Chile - 0.5%
Banco Santander Chile sponsored ADR (d)	3,600	334,728
China - 0.6%
Baidu.com, Inc. sponsored ADR (a)	2,980	468,069
Denmark - 2.8%
Novo Nordisk A/S Series B sponsored ADR	12,800	1,561,856
William Demant Holding A/S (a)	5,200	456,312
TOTAL DENMARK		2,018,168
Finland - 2.0%
Metso Corp.	7,600	372,920
Nokian Tyres PLC	11,900	558,437
Outotec OYJ	10,000	493,271
TOTAL FINLAND		1,424,628
France - 4.2%
Alstom SA	14,016	740,205
Danone	14,652	1,048,426
Remy Cointreau SA	4,090	365,532
Safran SA	20,800	867,605
TOTAL FRANCE		3,021,768
Common Stocks - continued
	Shares	Value
Germany - 5.5%
alstria office REIT-AG	11,500	$ 167,551
Bayerische Motoren Werke AG (BMW)	3,422	343,298
Linde AG	8,746	1,570,836
MAN SE	3,677	437,668
Siemens AG sponsored ADR	11,200	1,425,648
TOTAL GERMANY		3,945,001
Hong Kong - 0.9%
Hong Kong Exchanges and Clearing Ltd.	32,700	675,079
India - 0.3%
Bharti Airtel Ltd.	21,279	210,456
Ireland - 1.0%
CRH PLC sponsored ADR (d)	19,100	378,753
James Hardie Industries NV sponsored ADR (a)	11,400	353,628
TOTAL IRELAND		732,381
Israel - 0.2%
Azrieli Group	6,300	170,713
Italy - 1.8%
Fiat Industrial SpA (a)	32,500	429,852
Fiat SpA	15,300	151,798
Interpump Group SpA	23,751	192,986
Saipem SpA	9,670	505,476
TOTAL ITALY		1,280,112
Japan - 7.5%
Autobacs Seven Co. Ltd.	8,500	383,226
Denso Corp.	20,900	747,854
Fanuc Corp.	5,400	1,025,063
Fast Retailing Co. Ltd.	1,700	302,163
Keyence Corp.	2,520	712,797
Kobayashi Pharmaceutical Co. Ltd.	6,000	309,101
Osaka Securities Exchange Co. Ltd.	63	315,143
SHO-BOND Holdings Co. Ltd.	6,600	161,473
Unicharm Corp.	10,800	488,326
USS Co. Ltd.	7,410	591,144
Yamato Kogyo Co. Ltd.	12,900	389,020
TOTAL JAPAN		5,425,310
Mexico - 1.1%
Wal-Mart de Mexico SA de CV Series V	287,100	792,034
Common Stocks - continued
	Shares	Value
Netherlands - 1.3%
ASML Holding NV	15,400	$ 549,010
QIAGEN NV (a)(d)	13,300	225,302
Yandex NV	4,300	150,371
TOTAL NETHERLANDS		924,683
Portugal - 0.8%
Jeronimo Martins SGPS SA	29,175	571,580
Singapore - 1.1%
City Developments Ltd.	26,000	228,011
Keppel Land Ltd.	61,000	194,021
Singapore Exchange Ltd.	39,000	241,938
Wing Tai Holdings Ltd.	98,000	120,450
TOTAL SINGAPORE		784,420
South Africa - 2.1%
African Rainbow Minerals Ltd.	19,239	544,244
Clicks Group Ltd.	28,722	171,949
JSE Ltd.	29,300	289,996
Mr Price Group Ltd.	28,700	316,574
MTN Group Ltd.	9,300	201,687
TOTAL SOUTH AFRICA		1,524,450
Spain - 1.1%
Inditex SA	5,827	528,641
Prosegur Compania de Seguridad SA (Reg.)	5,800	266,929
TOTAL SPAIN		795,570
Sweden - 1.8%
Fagerhult AB	6,100	167,240
H&M Hennes & Mauritz AB (B Shares)	22,979	785,585
Swedish Match Co.	8,600	320,526
TOTAL SWEDEN		1,273,351
Switzerland - 9.5%
Nestle SA	57,220	3,650,026
Novartis AG sponsored ADR	4,800	293,760
Roche Holding AG (participation certificate)	6,806	1,223,395
The Swatch Group AG (Bearer)	2,580	1,402,420
Transocean Ltd. (United States)	4,225	260,091
TOTAL SWITZERLAND		6,829,692
Common Stocks - continued
	Shares	Value
Turkey - 1.0%
Coca-Cola Icecek AS	25,000	$ 359,595
Turkiye Garanti Bankasi AS	83,500	368,717
TOTAL TURKEY		728,312
United Kingdom - 19.1%
Anglo American PLC:
ADR	20,300	479,892
(United Kingdom)	3,800	180,904
Babcock International Group PLC	39,300	435,153
BG Group PLC	84,559	2,004,446
BHP Billiton PLC ADR (d)	42,300	3,178,845
GlaxoSmithKline PLC sponsored ADR	10,200	453,084
Imperial Tobacco Group PLC	9,278	322,435
InterContinental Hotel Group PLC ADR	23,155	457,774
Johnson Matthey PLC	14,824	496,436
Reckitt Benckiser Group PLC	14,645	831,105
Rio Tinto PLC	5,735	404,863
Rio Tinto PLC sponsored ADR (d)	17,800	1,263,444
Rolls-Royce Group PLC	52,237	559,533
Rotork PLC	6,500	169,233
Serco Group PLC	42,761	379,061
Shaftesbury PLC	20,033	168,213
Standard Chartered PLC (United Kingdom)	43,951	1,124,096
Tesco PLC	78,253	492,580
Unite Group PLC (a)	48,100	167,002
Victrex PLC	7,600	182,027
TOTAL UNITED KINGDOM		13,750,126
United States of America - 12.4%
Allergan, Inc.	3,900	317,109
Autoliv, Inc.	8,000	529,280
Berkshire Hathaway, Inc. Class B (a)	8,923	661,819
Cymer, Inc. (a)	3,700	162,911
eBay, Inc. (a)	9,036	295,929
Google, Inc. Class A (a)	620	374,288
ION Geophysical Corp. (a)	32,000	324,480
JPMorgan Chase & Co.	8,018	324,328
Juniper Networks, Inc. (a)	30,000	701,700
Lam Research Corp. (a)	4,100	167,608
Martin Marietta Materials, Inc.	2,300	173,926
MasterCard, Inc. Class A	2,500	758,125
Mead Johnson Nutrition Co. Class A	10,700	763,659
Common Stocks - continued
	Shares	Value
United States of America - continued
Mohawk Industries, Inc. (a)	7,000	$ 364,210
Nuance Communications, Inc. (a)	9,044	180,970
Philip Morris International, Inc.	11,643	828,632
ResMed, Inc. (a)	11,300	342,277
Solera Holdings, Inc.	3,189	178,201
Union Pacific Corp.	5,700	584,136
Visa, Inc. Class A	10,500	898,170
TOTAL UNITED STATES OF AMERICA		8,931,758
TOTAL COMMON STOCKS (Cost $65,254,426)		70,483,204
Money Market Funds - 6.6%

Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c) (Cost $4,737,800)	4,737,800	4,737,800
TOTAL INVESTMENT PORTFOLIO - 104.4% (Cost $69,992,226)		75,221,004
NET OTHER ASSETS (LIABILITIES) - (4.4)%		(3,148,502)
NET ASSETS - 100%		$ 72,072,502
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 27,687
Other Information

The following is a summary of the inputs used, as of July 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 13,750,126	$ 13,345,263	$ 404,863	$ -
United States of America	8,931,758	8,931,758	-	-
Switzerland	6,829,692	6,829,692	-	-
Japan	5,425,310	5,425,310	-	-
Germany	3,945,001	3,945,001	-	-
Australia	3,742,371	3,742,371	-	-
France	3,021,768	3,021,768	-	-
Belgium	2,710,367	472,090	2,238,277	-
Denmark	2,018,168	2,018,168	-	-
Other	20,108,643	20,108,643	-	-
Money Market Funds	4,737,800	4,737,800	-	-
Total Investments in Securities:	$ 75,221,004	$ 72,577,864	$ 2,643,140	$ -
Income Tax Information

At July 31, 2011, the cost of investment securities for income tax purposes was $70,385,383. Net unrealized appreciation aggregated $4,835,621, of which $7,360,487 related to appreciated investment securities and $2,524,866 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Growth Fund

July 31, 2011

1.863103.103

IGF-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
Australia - 5.2%
Coca-Cola Amatil Ltd.	23,787	$ 295,310
CSL Ltd.	25,527	860,708
MAp Group unit	58,681	210,817
Newcrest Mining Ltd.	12,959	563,089
Newcrest Mining Ltd. sponsored ADR	7,607	326,949
OZ Minerals Ltd.	24,500	366,878
QBE Insurance Group Ltd.	10,295	185,494
Woolworths Ltd.	10,289	304,530
Worleyparsons Ltd.	20,798	628,596
TOTAL AUSTRALIA		3,742,371
Austria - 1.0%
Andritz AG	6,000	583,562
Zumtobel AG	6,300	148,048
TOTAL AUSTRIA		731,610
Bailiwick of Guernsey - 0.5%
Resolution Ltd.	79,193	359,069
Bailiwick of Jersey - 1.1%
Glencore International PLC	21,600	168,676
Informa PLC	23,847	158,155
Randgold Resources Ltd. sponsored ADR	5,335	484,471
TOTAL BAILIWICK OF JERSEY		811,302
Belgium - 3.7%
Anheuser-Busch InBev SA NV	38,891	2,238,277
Umicore SA	9,224	472,090
TOTAL BELGIUM		2,710,367
Bermuda - 1.2%
Lazard Ltd. Class A	8,492	285,331
Li & Fung Ltd.	256,000	425,692
Trinity Ltd.	143,000	158,526
TOTAL BERMUDA		869,549
Brazil - 2.7%
BM&F Bovespa SA	45,600	266,627
BR Malls Participacoes SA	14,700	171,146
Braskem SA Class A sponsored ADR	22,400	543,648
Fibria Celulose SA sponsored ADR	14,003	167,476
Iguatemi Empresa de Shopping Centers SA	7,500	163,905
Common Stocks - continued
	Shares	Value
Brazil - continued
Itau Unibanco Banco Multiplo SA sponsored ADR	14,730	$ 300,050
Multiplan Empreendimentos Imobiliarios SA	14,800	319,624
TOTAL BRAZIL		1,932,476
Canada - 2.5%
Agnico-Eagle Mines Ltd. (Canada)	5,200	289,228
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,000	393,552
Goldcorp, Inc.	3,400	162,598
Niko Resources Ltd.	5,700	392,032
Open Text Corp. (a)	5,700	384,753
Pan American Silver Corp.	5,400	162,972
TOTAL CANADA		1,785,135
Cayman Islands - 1.3%
NVC Lighting Holdings Ltd.	355,000	185,385
Sands China Ltd. (a)	102,600	308,703
Wynn Macau Ltd.	124,600	434,848
TOTAL CAYMAN ISLANDS		928,936
Chile - 0.5%
Banco Santander Chile sponsored ADR (d)	3,600	334,728
China - 0.6%
Baidu.com, Inc. sponsored ADR (a)	2,980	468,069
Denmark - 2.8%
Novo Nordisk A/S Series B sponsored ADR	12,800	1,561,856
William Demant Holding A/S (a)	5,200	456,312
TOTAL DENMARK		2,018,168
Finland - 2.0%
Metso Corp.	7,600	372,920
Nokian Tyres PLC	11,900	558,437
Outotec OYJ	10,000	493,271
TOTAL FINLAND		1,424,628
France - 4.2%
Alstom SA	14,016	740,205
Danone	14,652	1,048,426
Remy Cointreau SA	4,090	365,532
Safran SA	20,800	867,605
TOTAL FRANCE		3,021,768
Common Stocks - continued
	Shares	Value
Germany - 5.5%
alstria office REIT-AG	11,500	$ 167,551
Bayerische Motoren Werke AG (BMW)	3,422	343,298
Linde AG	8,746	1,570,836
MAN SE	3,677	437,668
Siemens AG sponsored ADR	11,200	1,425,648
TOTAL GERMANY		3,945,001
Hong Kong - 0.9%
Hong Kong Exchanges and Clearing Ltd.	32,700	675,079
India - 0.3%
Bharti Airtel Ltd.	21,279	210,456
Ireland - 1.0%
CRH PLC sponsored ADR (d)	19,100	378,753
James Hardie Industries NV sponsored ADR (a)	11,400	353,628
TOTAL IRELAND		732,381
Israel - 0.2%
Azrieli Group	6,300	170,713
Italy - 1.8%
Fiat Industrial SpA (a)	32,500	429,852
Fiat SpA	15,300	151,798
Interpump Group SpA	23,751	192,986
Saipem SpA	9,670	505,476
TOTAL ITALY		1,280,112
Japan - 7.5%
Autobacs Seven Co. Ltd.	8,500	383,226
Denso Corp.	20,900	747,854
Fanuc Corp.	5,400	1,025,063
Fast Retailing Co. Ltd.	1,700	302,163
Keyence Corp.	2,520	712,797
Kobayashi Pharmaceutical Co. Ltd.	6,000	309,101
Osaka Securities Exchange Co. Ltd.	63	315,143
SHO-BOND Holdings Co. Ltd.	6,600	161,473
Unicharm Corp.	10,800	488,326
USS Co. Ltd.	7,410	591,144
Yamato Kogyo Co. Ltd.	12,900	389,020
TOTAL JAPAN		5,425,310
Mexico - 1.1%
Wal-Mart de Mexico SA de CV Series V	287,100	792,034
Common Stocks - continued
	Shares	Value
Netherlands - 1.3%
ASML Holding NV	15,400	$ 549,010
QIAGEN NV (a)(d)	13,300	225,302
Yandex NV	4,300	150,371
TOTAL NETHERLANDS		924,683
Portugal - 0.8%
Jeronimo Martins SGPS SA	29,175	571,580
Singapore - 1.1%
City Developments Ltd.	26,000	228,011
Keppel Land Ltd.	61,000	194,021
Singapore Exchange Ltd.	39,000	241,938
Wing Tai Holdings Ltd.	98,000	120,450
TOTAL SINGAPORE		784,420
South Africa - 2.1%
African Rainbow Minerals Ltd.	19,239	544,244
Clicks Group Ltd.	28,722	171,949
JSE Ltd.	29,300	289,996
Mr Price Group Ltd.	28,700	316,574
MTN Group Ltd.	9,300	201,687
TOTAL SOUTH AFRICA		1,524,450
Spain - 1.1%
Inditex SA	5,827	528,641
Prosegur Compania de Seguridad SA (Reg.)	5,800	266,929
TOTAL SPAIN		795,570
Sweden - 1.8%
Fagerhult AB	6,100	167,240
H&M Hennes & Mauritz AB (B Shares)	22,979	785,585
Swedish Match Co.	8,600	320,526
TOTAL SWEDEN		1,273,351
Switzerland - 9.5%
Nestle SA	57,220	3,650,026
Novartis AG sponsored ADR	4,800	293,760
Roche Holding AG (participation certificate)	6,806	1,223,395
The Swatch Group AG (Bearer)	2,580	1,402,420
Transocean Ltd. (United States)	4,225	260,091
TOTAL SWITZERLAND		6,829,692
Common Stocks - continued
	Shares	Value
Turkey - 1.0%
Coca-Cola Icecek AS	25,000	$ 359,595
Turkiye Garanti Bankasi AS	83,500	368,717
TOTAL TURKEY		728,312
United Kingdom - 19.1%
Anglo American PLC:
ADR	20,300	479,892
(United Kingdom)	3,800	180,904
Babcock International Group PLC	39,300	435,153
BG Group PLC	84,559	2,004,446
BHP Billiton PLC ADR (d)	42,300	3,178,845
GlaxoSmithKline PLC sponsored ADR	10,200	453,084
Imperial Tobacco Group PLC	9,278	322,435
InterContinental Hotel Group PLC ADR	23,155	457,774
Johnson Matthey PLC	14,824	496,436
Reckitt Benckiser Group PLC	14,645	831,105
Rio Tinto PLC	5,735	404,863
Rio Tinto PLC sponsored ADR (d)	17,800	1,263,444
Rolls-Royce Group PLC	52,237	559,533
Rotork PLC	6,500	169,233
Serco Group PLC	42,761	379,061
Shaftesbury PLC	20,033	168,213
Standard Chartered PLC (United Kingdom)	43,951	1,124,096
Tesco PLC	78,253	492,580
Unite Group PLC (a)	48,100	167,002
Victrex PLC	7,600	182,027
TOTAL UNITED KINGDOM		13,750,126
United States of America - 12.4%
Allergan, Inc.	3,900	317,109
Autoliv, Inc.	8,000	529,280
Berkshire Hathaway, Inc. Class B (a)	8,923	661,819
Cymer, Inc. (a)	3,700	162,911
eBay, Inc. (a)	9,036	295,929
Google, Inc. Class A (a)	620	374,288
ION Geophysical Corp. (a)	32,000	324,480
JPMorgan Chase & Co.	8,018	324,328
Juniper Networks, Inc. (a)	30,000	701,700
Lam Research Corp. (a)	4,100	167,608
Martin Marietta Materials, Inc.	2,300	173,926
MasterCard, Inc. Class A	2,500	758,125
Mead Johnson Nutrition Co. Class A	10,700	763,659
Common Stocks - continued
	Shares	Value
United States of America - continued
Mohawk Industries, Inc. (a)	7,000	$ 364,210
Nuance Communications, Inc. (a)	9,044	180,970
Philip Morris International, Inc.	11,643	828,632
ResMed, Inc. (a)	11,300	342,277
Solera Holdings, Inc.	3,189	178,201
Union Pacific Corp.	5,700	584,136
Visa, Inc. Class A	10,500	898,170
TOTAL UNITED STATES OF AMERICA		8,931,758
TOTAL COMMON STOCKS (Cost $65,254,426)		70,483,204
Money Market Funds - 6.6%

Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c) (Cost $4,737,800)	4,737,800	4,737,800
TOTAL INVESTMENT PORTFOLIO - 104.4% (Cost $69,992,226)		75,221,004
NET OTHER ASSETS (LIABILITIES) - (4.4)%		(3,148,502)
NET ASSETS - 100%		$ 72,072,502
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 27,687
Other Information

The following is a summary of the inputs used, as of July 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 13,750,126	$ 13,345,263	$ 404,863	$ -
United States of America	8,931,758	8,931,758	-	-
Switzerland	6,829,692	6,829,692	-	-
Japan	5,425,310	5,425,310	-	-
Germany	3,945,001	3,945,001	-	-
Australia	3,742,371	3,742,371	-	-
France	3,021,768	3,021,768	-	-
Belgium	2,710,367	472,090	2,238,277	-
Denmark	2,018,168	2,018,168	-	-
Other	20,108,643	20,108,643	-	-
Money Market Funds	4,737,800	4,737,800	-	-
Total Investments in Securities:	$ 75,221,004	$ 72,577,864	$ 2,643,140	$ -
Income Tax Information

At July 31, 2011, the cost of investment securities for income tax purposes was $70,385,383. Net unrealized appreciation aggregated $4,835,621, of which $7,360,487 related to appreciated investment securities and $2,524,866 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor International
Small Cap Fund:
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2011

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
International Small Cap Fund

1.805999.107

AISC-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
Australia - 6.7%
Atlas Iron Ltd. (a)	558,948	$ 2,487,057
Ausgold Ltd. (a)(e)	1,220,000	2,318,811
Austal Ltd.	848,401	2,749,682
Azumah Resources Ltd. (a)	477,794	293,960
Blackgold International Holdings Ltd.	1,950,000	342,779
carsales.com Ltd. (e)	439,765	2,222,480
Centamin Egypt Ltd. (United Kingdom) (a)	2,018,614	4,503,395
Dart Energy Ltd. (a)	3,642,982	2,701,594
DUET Group	896,903	1,527,343
Goodman Group unit	2,885,981	2,156,064
Horizon Oil Ltd. (a)	2,028,276	701,935
Iluka Resources Ltd.	166,011	3,239,211
Imdex Ltd.	595,564	1,537,644
Industrea Ltd.	1,166,528	1,512,295
Iress Market Technology Ltd.	150,252	1,426,242
Ironbark Zinc Ltd. (a)	2,305,831	633,325
Kingsgate Consolidated NL	113,997	1,112,156
Linc Energy Ltd.	508,182	1,568,863
MAp Group unit	226,044	812,082
Medusa Mining Ltd.	239,743	1,851,657
Mesoblast Ltd. (a)(e)	208,189	2,079,127
Mineral Deposits Ltd. (a)	445,391	2,730,455
Mineral Deposits Ltd. (Canada) (a)	457,000	2,630,835
Mirabela Nickel Ltd. (a)	795,964	1,661,523
Monto Minerals Ltd. (a)	273,551	6,011
Navitas Ltd.	600,374	2,486,695
Normandy Mt. Leyshon Ltd. (a)	1,969,993	562,727
Northern Iron Ltd. (a)	423,362	860,484
Paladin Energy Ltd. (Australia) (a)	95,571	275,098
Panaust Ltd. (a)	455,468	2,051,640
Ramsay Health Care Ltd.	143,572	2,757,214
realestate.com.au Ltd.	83,173	1,091,967
Red 5 Ltd. (a)	4,566,367	752,526
SAI Global Ltd.	964,694	4,779,973
SEEK Ltd.	268,024	1,949,355
Sino Gas & Energy Ltd. (a)	7,353,531	517,053
SomnoMed Ltd. (a)	531,849	823,885
Spark Infrastructure Group unit (g)	649,123	927,107
Tiger Resources Ltd. (a)	16,688,264	9,075,608
TPG Telecom Ltd.	569,897	954,829
Common Stocks - continued
	Shares	Value
Australia - continued
Troy Resources NL	314,010	$ 1,397,198
Wotif.com Holdings Ltd. (e)	562,113	2,840,801
TOTAL AUSTRALIA		78,910,686
Bailiwick of Jersey - 1.1%
Informa PLC	1,249,285	8,285,338
LXB Retail Properties PLC (a)(h)	2,495,000	4,751,119
TOTAL BAILIWICK OF JERSEY		13,036,457
Belgium - 1.1%
EVS Broadcast Equipment SA	119,700	7,536,643
Hansen Transmissions International NV (a)	5,118,200	5,419,314
TOTAL BELGIUM		12,955,957
Bermuda - 3.1%
Aquarius Platinum Ltd.:
(Australia)	537,585	2,498,313
(United Kingdom)	1,502,800	7,035,874
Asia Satellite Telecommunications Holdings Ltd.	271,000	608,497
Asian Citrus Holdings Ltd.	423,722	368,062
Biosensors International Group Ltd. (a)	1,769,000	2,005,302
China Animal Healthcare Ltd.	2,677,000	600,249
China LotSynergy Holdings Ltd. (a)	7,324,000	188,884
China Water Affairs Group Ltd.	1,134,000	372,481
G-Resources Group Ltd. (a)	15,882,000	1,263,420
Imagi International Holdings Ltd. (a)	8,856,000	374,975
Luk Fook Holdings International Ltd.	911,000	4,786,555
Man Wah Holdings Ltd.	720,800	654,785
Oakley Capital Investments Ltd. (a)	1,596,500	4,180,199
Petra Diamonds Ltd. (a)	2,629,100	6,948,648
Texwinca Holdings Ltd.	874,000	1,229,059
Vtech Holdings Ltd.	283,000	3,304,293
TOTAL BERMUDA		36,419,596
British Virgin Islands - 0.6%
Kalahari Energy (a)(h)	1,451,000	15
Playtech Ltd. (e)	1,083,524	6,670,174
TOTAL BRITISH VIRGIN ISLANDS		6,670,189
Canada - 0.6%
AirSea Lines (a)(h)	1,893,338	27
AirSea Lines warrants 8/4/11 (a)(h)	1,862,300	27
Banro Corp. (a)	794,600	3,468,162
Common Stocks - continued
	Shares	Value
Canada - continued
Rock Well Petroleum, Inc. (a)(h)	770,400	$ 8
Starfield Resources, Inc. (a)	4,328,075	226,506
Teranga Gold Corp. (a)	1,338,099	3,305,331
TOTAL CANADA		7,000,061
Cayman Islands - 2.4%
AirMedia Group, Inc. ADR (a)(e)	134,700	429,693
Airtac International Group	135,000	1,051,766
China Automation Group Ltd.	509,000	274,948
China Corn Oil Co. Ltd.	967,000	645,180
China High Precision Automation Group Ltd.	712,000	494,229
China Lilang Ltd.	340,000	467,654
China Metal International Holdings, Inc.	2,002,000	490,623
China Real Estate Information Corp. ADR (a)(e)	75,300	487,944
China ZhengTong Auto Services Holdings Ltd.	536,500	709,019
CNinsure, Inc. ADR (a)(e)	31,900	457,446
Concord Medical Services Holdings Ltd. ADR (a)	84,800	316,304
CST Mining Group Ltd. (a)	20,112,000	521,264
Ctrip.com International Ltd. sponsored ADR (a)	21,900	1,009,590
Daphne International Holdings Ltd.	662,000	711,791
Daqing Dairy Holdings Ltd.	1,166,000	424,881
EVA Precision Industrial Holdings Ltd.	11,372,000	4,304,370
Fook Woo Group Holdings Ltd. (a)	2,055,000	606,444
Haitian International Holdings Ltd.	575,000	696,451
Kingdee International Software Group Co. Ltd.	966,400	566,662
KongZhong Corp. sponsored ADR (a)	46,600	229,738
Little Sheep Group Ltd.	614,000	487,652
Marwyn Value Investors II Ltd. (a)	1,971,700	4,353,419
Ming Fai International Holdings Ltd.	6,269,000	1,769,586
Ming Fung Jewellery Group Ltd.	8,380,000	1,032,205
Minth Group Ltd.	574,000	922,077
Orchid Developments Group Ltd. (a)	1,211,000	278,317
Perfect World Co. Ltd. sponsored ADR Class B (a)	34,900	690,671
Shenguan Holdings Group Ltd.	142,000	90,916
Sino-Life Group Ltd. (a)	3,020,000	151,120
SouFun Holdings Ltd. ADR (e)	39,200	815,360
VisionChina Media, Inc. ADR (a)	155,600	421,676
VST Holdings Ltd. (a)	1,858,000	472,021
Wuxi Pharmatech Cayman, Inc. sponsored ADR (a)	28,500	444,030
Xueda Education Group sponsored ADR	67,500	599,400
Yip's Chemical Holdings Ltd.	592,000	689,697
TOTAL CAYMAN ISLANDS		28,114,144
Common Stocks - continued
	Shares	Value
China - 0.9%
51job, Inc. sponsored ADR (a)	12,800	$ 845,440
AMVIG Holdings Ltd.	764,000	469,548
Baidu.com, Inc. sponsored ADR (a)	9,200	1,445,044
Beijing Jingkelong Co. Ltd. (H Shares)	379,000	476,558
China Metal Recycling (Holdings) Ltd.	436,800	583,984
China Resources Gas Group Ltd.	400,000	591,239
Dalian Port (PDA) Co. Ltd. (H Shares)	1,786,000	547,684
Digital China Holdings Ltd. (H Shares)	239,000	407,850
People's Food Holdings Ltd.	914,000	554,100
Royale Furniture Holdings Ltd.	1,905,074	831,077
Sino Prosper State Gold Resources Holdings, Ltd. (a)	74,950,000	2,000,257
Weiqiao Textile Co. Ltd. (H Shares)	2,055,500	1,397,797
Zhaojin Mining Industry Co. Ltd. (H Shares)	117,000	233,285
Zhongpin, Inc. (a)(e)	40,200	415,266
TOTAL CHINA		10,799,129
Cyprus - 0.8%
Buried Hill Energy (Cyprus) PCL (a)(h)	1,947,000	4,867,500
Mirland Development Corp. PLC (a)	822,600	4,187,867
TOTAL CYPRUS		9,055,367
Denmark - 0.6%
DSV de Sammensluttede Vognmaend A/S	297,600	6,611,994
William Demant Holding A/S (a)	200	17,550
TOTAL DENMARK		6,629,544
France - 4.9%
Altamir Amboise (a)	584,200	6,236,800
ALTEN	125,000	4,669,763
Audika SA	113,900	2,986,744
Axway Software SA (a)	51,625	1,338,902
Delachaux SA	5,299	612,231
Devoteam SA (e)	42,500	1,115,678
Faiveley Transport	54,697	4,598,382
Iliad SA	50,636	6,504,416
Ipsos SA (e)	184,600	8,754,329
LeGuide.com SA (a)	94,400	1,912,505
Maisons France Confort	93,944	4,153,440
Pierre & Vacances	34,753	2,746,417
Sartorius Stedim Biotech	57,000	4,096,661
Sopra Group SA	41,300	3,094,680
Common Stocks - continued
	Shares	Value
France - continued
SR Teleperformance SA	153,600	$ 3,969,292
Trigano SA	23,987	641,062
TOTAL FRANCE		57,431,302
Germany - 8.5%
Bilfinger Berger AG	86,034	8,513,568
CENTROTEC Sustainable AG	226,778	5,554,045
CTS Eventim AG	239,026	8,730,359
Delticom AG	49,200	5,141,503
GFK AG	142,601	7,172,393
HeidelbergCement AG	129,066	7,130,494
KROMI Logistik AG	123,000	1,502,227
Lanxess AG	131,385	10,601,915
MTU Aero Engines Holdings AG	84,500	6,257,669
Rational AG	16,720	4,540,561
Rheinmetall AG	60,500	5,077,548
RIB Software AG	413,200	3,206,015
STRATEC Biomedical Systems AG	81,110	3,783,565
Stroer Out-of-Home Media AG	194,100	4,713,285
Tom Tailor Holding AG (a)	242,500	5,174,276
United Internet AG	409,781	8,343,209
Wacker Chemie AG	25,400	4,824,770
TOTAL GERMANY		100,267,402
Greece - 0.0%
Babis Vovos International Technical SA (a)	149,200	188,653
Hong Kong - 0.8%
Convenience Retail Asia Ltd.	700,000	359,260
Dah Sing Financial Holdings Ltd.	172,000	835,305
GZI Transport Ltd.	1,294,000	599,366
I.T Ltd.	2,016,000	1,981,390
Magnificent Estates Ltd.	32,558,000	1,378,550
REXCAPITAL Financial Holdings Ltd.	4,600,000	377,736
Techtronic Industries Co. Ltd.	2,270,500	2,371,355
Television Broadcasts Ltd.	245,000	1,677,070
Tian An China Investments Co. Ltd.	750,000	452,283
TOTAL HONG KONG		10,032,315
Iceland - 0.6%
Ossur hf (a)	4,510,900	7,133,852
India - 0.4%
Ahluwalia Contracts (India) Ltd.	158,704	484,620
Common Stocks - continued
	Shares	Value
India - continued
Educomp Solutions Ltd.	44,518	$ 347,907
Financial Technologies India Ltd.	23,352	428,164
Geodesic Ltd.	256,340	374,276
Grasim Industries Ltd.	9,911	517,735
Indian Overseas Bank	186,286	583,803
IndusInd Bank Ltd.	91,917	570,806
Pantaloon Retail India Ltd.	26,944	222,229
PI Industries Ltd.	19,676	483,466
Thangamayil Jewellery Ltd.	117,291	411,752
TOTAL INDIA		4,424,758
Indonesia - 0.5%
PT AKR Corporindo Tbk	3,232,500	1,159,897
PT Clipan Finance Indonesia Tbk	6,502,000	589,004
PT Jasa Marga Tbk	1,205,000	563,514
PT Lippo Karawaci Tbk	9,520,625	873,657
PT Mayora Indah Tbk	372,500	740,617
PT Mitra Adiperkasa Tbk	2,179,500	1,185,904
PT Nippon Indosari Corpindo Tbk	1,712,000	704,941
PT Tower Bersama Infrastructure Tbk	1,675,500	438,587
TOTAL INDONESIA		6,256,121
Ireland - 3.4%
Elan Corp. PLC (a)	530,300	5,926,218
Elan Corp. PLC sponsored ADR (a)	654,100	7,234,346
James Hardie Industries NV CDI (a)	174,676	1,099,632
Kenmare Resources PLC (a)	14,493,500	13,181,060
Paddy Power PLC (Ireland)	158,884	7,773,359
Petroceltic International PLC (a)	24,756,300	3,417,819
Petroneft Resources PLC (a)	1,748,000	954,413
Vimio PLC (a)	867,300	14
TOTAL IRELAND		39,586,861
Isle of Man - 1.9%
Bahamas Petroleum Co. PLC (a)	13,324,710	3,007,654
Exillon Energy PLC (a)	1,163,900	8,120,298
IBS Group Holding Ltd. GDR (Reg. S)	343,200	10,799,480
TOTAL ISLE OF MAN		21,927,432
Israel - 0.1%
Sarin Technologies Ltd.	803,000	663,526
Common Stocks - continued
	Shares	Value
Italy - 2.1%
Piaggio & C SpA (e)	1,657,700	$ 6,869,302
Salvatore Ferragamo Italia SpA (a)	477,800	9,096,482
Tod's SpA	65,712	8,813,947
TOTAL ITALY		24,779,731
Japan - 25.5%
ABC-Mart, Inc.	93,200	3,608,601
Accordia Golf Co. Ltd.	2,070	1,541,103
Air Water, Inc.	175,000	2,128,240
Arc Land Sakamoto Co. Ltd.	84,700	1,526,394
ARCS Co. Ltd. (e)	235,500	4,143,013
Asahi Co. Ltd. (e)	72,700	1,501,890
Asahi Diamond Industrial Co. Ltd.	87,600	2,074,902
Asahi Intecc Co. Ltd.	340,400	9,133,061
ASKUL Corp.	126,000	1,899,045
Avex Group Holdings, Inc.	218,800	2,976,465
Calbee, Inc. (e)	51,400	2,163,789
Chiba Bank Ltd.	316,000	2,007,718
Chiyoda Corp.	255,000	3,266,810
Chugai Ro Co. Ltd.	404,000	1,375,274
Circle K Sunkus Co. Ltd.	54,700	904,737
Create SD Holdings Co. Ltd.	48,200	1,075,912
Credit Saison Co. Ltd.	209,900	3,578,104
CyberAgent, Inc.	2,292	8,010,758
Dai-ichi Seiko Co. Ltd.	8,200	371,299
Daido Metal Co. Ltd.	395,000	4,264,861
Daihen Corp.	256,000	974,573
Daikyo, Inc. (a)	512,000	991,204
DeNA Co. Ltd.	74,800	3,736,841
Digital Garage, Inc. (a)	309	1,036,223
Don Quijote Co. Ltd.	103,100	3,551,200
Ebara Corp.	1,115,000	6,577,146
EDION Corp.	91,800	957,778
Eiken Chemical Co. Ltd.	41,000	546,027
Exedy Corp.	136,400	5,187,329
FreeBit Co., Ltd. (e)	215	694,179
Fuji Oil Co. Ltd.	202,700	3,097,190
Fuji Seal International, Inc.	132,100	2,988,191
Furuya Metal Co. Ltd.	33,400	2,156,799
Glory Ltd.	35,700	836,317
Hamamatsu Photonics KK	25,500	1,149,678
Hi-Lex Corp.	33,200	639,714
Common Stocks - continued
	Shares	Value
Japan - continued
Horiba Ltd.	72,600	$ 2,420,472
Hulic Co. Ltd.	246,100	2,621,997
Ibiden Co. Ltd.	116,100	3,528,330
Isetan Mitsukoshi Holdings Ltd.	277,500	2,949,328
Iwatsuka Confectionary Co. Ltd.	11,600	467,225
Japan Logistics Fund, Inc.	117	1,065,640
Japan Petroleum Exploration Co. Ltd.	23,000	1,178,913
JP-Holdings, Inc. (e)	221,400	2,085,558
JSP Corp.	81,000	1,510,232
JTEKT Corp.	412,400	6,081,648
Kenedix Realty Investment Corp.	598	2,233,031
KOMERI Co. Ltd.	118,800	3,564,077
Kuraray Co. Ltd.	369,300	5,594,800
Maeda Corp.	595,000	1,940,427
Makino Milling Machine Co. Ltd.	242,000	2,389,658
Maruwa Ceramic Co. Ltd.	128,100	5,925,239
Melco Holdings, Inc.	72,900	2,103,695
Message Co. Ltd.	1,845	6,549,133
Minebea Ltd.	627,000	3,201,598
Misumi Group, Inc.	221,600	6,198,984
Mitsubishi UFJ Lease & Finance Co. Ltd.	104,060	4,502,304
Mitsumi Electric Co. Ltd.	157,400	1,533,814
mixi, Inc. (e)	715	3,242,188
Nabtesco Corp.	242,700	6,155,401
Nichi-iko Pharmaceutical Co. Ltd.	51,900	1,507,133
Nihon Kohden Corp.	90,000	2,507,114
Nihon M&A Center, Inc.	570	2,877,217
Nippon Ceramic Co. Ltd.	88,700	1,933,848
Nippon Shinyaku Co. Ltd.	299,000	4,238,407
Nippon Shokubai Co. Ltd.	422,000	5,526,876
Nomura Real Estate Holdings, Inc.	187,900	3,454,538
Nomura Real Estate Residential Fund, Inc.	426	2,396,648
NTT Urban Development Co.	1,270	1,166,621
OSAKA Titanium technologies Co. Ltd. (e)	65,200	4,231,456
Outsourcing, Inc. (e)	366,300	1,994,149
Pigeon Corp.	62,800	2,407,884
Point, Inc.	47,590	2,139,432
Pola Orbis Holdings, Inc.	135,100	3,802,074
Renesas Electronics Corp. (a)(e)	181,200	1,575,038
Rinnai Corp.	36,500	2,826,480
Riso Kagaku Corp.	178,300	2,777,648
Saizeriya Co. Ltd.	77,600	1,591,019
Common Stocks - continued
	Shares	Value
Japan - continued
Sanken Electric Co. Ltd.	781,000	$ 4,261,937
Sankyu, Inc.	423,000	2,044,514
Santen Pharmaceutical Co. Ltd.	58,000	2,336,127
Sawada Holdings Co. Ltd. (a)	214,800	2,308,057
Sekisui Chemical Co. Ltd.	585,000	5,419,411
Shimadzu Corp.	272,000	2,526,863
Shimamura Co. Ltd.	37,100	3,750,250
Shin-Kobe Electric Machinery Co. Ltd. (e)	382,000	6,442,357
Shinsei Bank Ltd.	1,522,000	1,937,972
SHO-BI Corp.	165,000	1,264,861
SHO-BOND Holdings Co. Ltd.	111,700	2,732,815
So-Net Entertainment Corp.	205	1,001,494
So-net M3, Inc. (e)	516	4,672,929
Sony Financial Holdings, Inc.	215,900	3,890,772
SRI Sports Ltd.	127,600	1,422,475
Sumitomo Mitsui Trust Holdings, Inc.	991,800	3,659,731
Sysmex Corp.	51,700	1,978,256
SystemPro Co. Ltd.	2,036	1,970,792
Takata Corp.	60,200	1,806,039
Tera Probe, Inc.	38,400	879,111
The Suruga Bank Ltd.	308,000	2,681,219
Toho Co. Ltd.	116,400	2,028,096
Tokai Carbon Co. Ltd.	266,000	1,510,323
Tokyu Livable, Inc.	157,200	1,542,078
Toshiba Plant Systems & Services Corp.	230,000	2,641,720
Toto Ltd.	548,000	4,286,312
Tsubakimoto Chain Co.	377,000	2,434,470
Yamatake Corp.	122,800	2,809,729
Yamato Kogyo Co. Ltd.	80,000	2,412,525
TOTAL JAPAN		299,322,874
Korea (South) - 0.9%
Com2uS Corp. (a)	45,437	607,666
Daou Technology, Inc.	197,150	1,841,912
Duksan Hi-Metal Co. Ltd. (a)	59,545	1,635,045
Grand Korea Leisure Co. Ltd.	41,530	919,782
Hyosung Corp.	6,493	575,212
KC Tech Co. Ltd.	129,924	934,103
Korea Electric Power Corp. (a)	41,760	1,014,938
Korea Gas Corp.	17,700	598,506
Lock & Lock Co. Ltd.	12,642	571,966
Power Logics Co. Ltd. (a)	72,818	331,525
Common Stocks - continued
	Shares	Value
Korea (South) - continued
The Basic House Co. Ltd.	36,220	$ 937,880
TK Corp. (a)	41,133	905,137
TOTAL KOREA (SOUTH)		10,873,672
Luxembourg - 1.1%
GlobeOp Financial Services SA	1,176,485	8,517,111
SAF-Holland SA (a)	420,100	4,738,422
TOTAL LUXEMBOURG		13,255,533
Malaysia - 0.3%
JobStreet Corp. Bhd	1,223,100	1,191,961
Lion Industries Corp. Bhd	722,500	406,871
Muhibbah Engineering (M) Bhd	1,050,100	432,009
Osk Holdings Bhd	1,270,200	646,772
Top Glove Corp. Bhd	222,000	403,500
WCT Bhd	601,400	622,592
TOTAL MALAYSIA		3,703,705
Netherlands - 1.5%
CSM NV (exchangeable)	149,851	3,973,609
Gemalto NV	192,073	9,172,198
SMARTRAC NV (a)	54,103	1,099,214
Wavin NV (a)	296,512	3,766,649
TOTAL NETHERLANDS		18,011,670
Norway - 1.8%
Aker Drilling ASA (a)	1,846,200	5,623,223
Aker Solutions ASA	389,100	6,850,657
Kvaerner ASA (a)	58,300	123,867
Schibsted ASA (B Shares)	214,200	6,384,945
Sevan Drilling ASA	2,350,000	2,094,941
Sevan Marine ASA (a)(e)	2,052,500	205,845
TOTAL NORWAY		21,283,478
Philippines - 0.2%
Alliance Global Group, Inc.	3,295,000	905,460
Belle Corp. (a)	8,290,000	926,576
TOTAL PHILIPPINES		1,832,036
Poland - 0.6%
Warsaw Stock Exchange	405,901	7,119,023
Singapore - 2.2%
CSE Global Ltd.	1,069,000	1,069,755
Common Stocks - continued
	Shares	Value
Singapore - continued
First (REIT)	1,261,000	$ 858,714
Goodpack Ltd.	1,516,000	2,379,471
Hyflux Ltd.	597,000	971,739
Oceanus Group Ltd. (a)	2,071,000	343,977
Pertama Holdings Ltd. (f)	22,622,000	12,117,419
Petra Foods Ltd.	370,000	623,759
Raffles Medical Group Ltd.	436,205	891,138
Straits Asia Resources Ltd.	627,000	1,577,719
Suntec (REIT)	1,995,000	2,543,142
Venture Corp. Ltd.	259,000	1,694,905
Yanlord Land Group Ltd.	668,000	690,661
TOTAL SINGAPORE		25,762,399
South Africa - 0.2%
Blue Label Telecoms Ltd.	3,254,300	2,493,754
Spain - 0.6%
Obrascon Huarte Lain SA	209,300	6,676,266
Sweden - 1.3%
Elekta AB (B Shares)	205,600	9,476,386
Modern Times Group MTG AB (B Shares)	87,500	5,953,535
TOTAL SWEDEN		15,429,921
Switzerland - 1.4%
Leclanche SA (a)	79,000	2,206,284
Panalpina Welttransport Holding AG (a)	50,090	6,034,327
VZ Holding AG	57,960	8,476,029
TOTAL SWITZERLAND		16,716,640
Taiwan - 0.1%
Tong Hsing Electronics Industries Ltd.	195,721	799,691
Thailand - 0.2%
Toyo-Thai Corp. PCL	3,585,800	1,198,277
Toyo-Thai Corp. PCL NVDR	1,971,100	658,688
TOTAL THAILAND		1,856,965
United Kingdom - 17.0%
African Barrick Gold Ltd.	660,600	5,731,271
Amerisur Resources PLC (a)	6,435,612	2,218,587
Ashmore Group PLC	1,196,700	7,922,840
ASOS PLC (a)	38,570	1,437,285
Aurelian Oil & Gas PLC (a)	5,996,200	6,791,920
Avanti Communications Group PLC (a)(e)	494,400	2,682,361
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Aveva Group PLC	203,000	$ 5,681,824
Bond International Software PLC	843,266	671,388
Borders & Southern Petroleum PLC (a)	698,500	699,461
Bowleven PLC (a)	450,100	1,932,182
Cadogan Petroleum PLC (a)	1,723,100	1,195,101
Central Asia Metals PLC (a)	1,538,400	2,212,915
Ceres Power Holdings PLC (a)	421,400	217,908
China Goldmines PLC (a)	669,353	237,343
Conygar Investment Co. PLC	1,226,500	2,144,295
Cove Energy PLC (a)	2,959,800	4,324,339
Craneware PLC	847,300	7,883,083
EMIS Group PLC	398,545	3,675,258
Faroe Petroleum PLC (a)	480,947	1,288,896
GoIndustry-DoveBid PLC (a)	117,989	186,912
ICAP PLC	1,055,900	7,762,010
IG Group Holdings PLC	1,326,300	9,636,527
International Personal Finance PLC	1,431,100	7,404,974
Jazztel PLC (a)	1,151,200	7,162,260
Johnson Matthey PLC	187,700	6,285,818
Jubilee Platinum PLC (a)	2,985,047	973,925
Keronite PLC (a)(h)	13,620,267	224
London Mining PLC (a)(e)	1,736,500	11,174,503
Moneysupermarket.com Group PLC	4,920,400	9,224,309
Monitise PLC (a)	4,772,600	2,761,732
Mothercare PLC	547,400	3,658,249
Nautical Petroleum PLC (a)	435,207	2,329,061
NCC Group Ltd.	239,415	2,766,887
Ocado Group PLC (a)(e)	1,180,900	3,301,377
Pureprofile Media PLC (a)(h)	1,108,572	727,933
Regenersis PLC (a)	1,425,100	1,941,739
Robert Walters PLC	937,800	5,018,746
Rockhopper Exploration PLC (a)	716,000	2,709,264
Royalblue Group PLC	202,542	6,104,571
SDL PLC	595,062	6,623,069
Serco Group PLC	481,786	4,270,859
SIG PLC (a)	1,551,900	3,266,022
Silverdell PLC (a)	5,693,400	1,039,774
Sinclair Pharma PLC (a)	4,408,649	2,098,799
Sphere Medical Holding PLC (h)	555,599	1,550,521
Sthree PLC	1,128,809	6,676,549
Synergy Health PLC	299,653	4,673,148
Ted Baker PLC	412,076	5,432,006
Common Stocks - continued
	Shares	Value
United Kingdom - continued
TMO Renewables Ltd. (h)	1,000,000	$ 574,560
Travis Perkins PLC	405,400	5,879,734
Valiant Petroleum PLC (a)	169,200	1,599,890
Wolfson Microelectronics PLC (a)	1,756,400	4,634,915
Xchanging PLC (a)	972,211	1,580,022
Zenergy Power PLC (a)	855,520	224,707
TOTAL UNITED KINGDOM		200,203,853
United States of America - 0.8%
ChinaCast Education Corp. (a)(e)	70,100	344,892
CTC Media, Inc.	192,200	4,047,732
KIT Digital, Inc. (a)(e)	428,400	4,990,860
Mudalla Technology, Inc. (a)	996,527	16
XL TechGroup, Inc. (a)	1,329,250	22
YOU On Demand Holdings, Inc. (a)	6,523,000	652,300
TOTAL UNITED STATES OF AMERICA		10,035,822
TOTAL COMMON STOCKS (Cost $961,022,662)		1,137,660,385
Convertible Bonds - 0.2%
		Principal Amount (d)
France - 0.2%
Pierre & Vacances 4% 10/1/15 (i)	EUR	1,696,800	1,880,968
United Kingdom - 0.0%
Sphere Medical Holding PLC 8% 12/31/12 (h)	GBP	57,874	95,006
TOTAL CONVERTIBLE BONDS (Cost $1,867,094)			1,975,974
Government Obligations - 0.1%

Germany - 0.1%
German Federal Republic 0.7726% to 0.874% 8/10/11 to 9/14/11 (j) (Cost $1,021,434)	EUR	723,000	1,038,179
Money Market Funds - 5.1%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	34,405,967	$ 34,405,967
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	25,414,015	25,414,015
TOTAL MONEY MARKET FUNDS (Cost $59,819,982)		59,819,982
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $1,023,731,172)		1,200,494,520
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(25,840,109)
NET ASSETS - 100%		$ 1,174,654,411
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
60 Euro Stoxx 50 Index Contracts (Germany)	Sept. 2011	$ 2,305,282	$ (15,328)

The face value of futures purchased as a percentage of net assets is 0.2%
Currency Abbreviations
EUR	-	European Monetary Unit
GBP	-	British pound
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $927,107 or 0.1% of net assets.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,566,940 or 1.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
AirSea Lines	8/4/06	$ 1,199,182
AirSea Lines warrants 8/4/11	8/4/06	$ 2
Buried Hill Energy (Cyprus) PCL	8/18/06	$ 2,141,700
Kalahari Energy	9/1/06	$ 1,813,750
Keronite PLC	8/16/06	$ 1,548,992
LXB Retail Properties PLC	5/26/11	$ 4,661,808
Pureprofile Media PLC	5/3/05 - 1/11/06	$ 1,173,341
Rock Well Petroleum, Inc.	4/13/06	$ 1,004,171
Sphere Medical Holding PLC	8/27/08 - 3/16/10	$ 1,661,727
Sphere Medical Holding PLC 8% 12/31/12	4/21/11	$ 95,640
TMO Renewables Ltd.	10/27/05	$ 535,065
(i) Principal amount shown represents units.
(j) Security or a portion of the security was pledged to cover margin requirements for future contracts. At the period end, the value of securities pledged amounted to $86,060.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 56,367
Fidelity Securities Lending Cash Central Fund	675,290
Total	$ 731,657
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Centurion Electronics PLC	$ 12	$ -	$ 109	$ -	$ -
Pertama Holdings Ltd.	7,080,399	912,403	223,172	166,872	12,117,419
Total	$ 7,080,411	$ 912,403	$ 223,281	$ 166,872	$ 12,117,419
Other Information

The following is a summary of the inputs used, as of July 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 299,322,874	$ 299,322,874	$ -	$ -
United Kingdom	200,203,853	197,113,272	-	3,090,581
Germany	100,267,402	100,267,402	-	-
Australia	78,910,686	78,910,686	-	-
France	57,431,302	57,431,302	-	-
Ireland	39,586,861	33,660,629	5,926,218	14
Bermuda	36,419,596	36,419,596	-	-
Cayman Islands	28,114,144	28,114,144	-	-
Singapore	25,762,399	25,762,399	-	-
United States of America	10,035,822	10,035,784	-	38
Cyprus	9,055,367	4,187,867	-	4,867,500
Canada	7,000,061	6,999,999	-	62
British Virgin Islands	6,670,189	6,670,174	-	15
Other	238,879,829	236,554,121	2,325,708	-
Corporate Bonds	1,975,974	-	1,880,968	95,006
Government Obligations	1,038,179	-	1,038,179	-
Money Market Funds	59,819,982	59,819,982	-	-
Total Investments in Securities:	$ 1,200,494,520	$ 1,181,270,231	$ 11,171,073	$ 8,053,216
Derivative Instruments:
Liabilities
Futures Contracts	$ (15,328)	$ (15,328)	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 8,166,674
Total Realized Gain (Loss)	(3,711,046)
Total Unrealized Gain (Loss)	4,184,400
Cost of Purchases	95,640
Proceeds of Sales	(158,597)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(523,855)
Ending Balance	$ 8,053,216
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2011	$ 474,533

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At July 31, 2011, the cost of investment securities for income tax purposes was $1,042,279,933. Net unrealized appreciation aggregated $158,214,587, of which $258,276,429 related to appreciated investment securities and $100,061,842 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Small Cap Fund

July 31, 2011

1.804839.107

ISC-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
Australia - 6.7%
Atlas Iron Ltd. (a)	558,948	$ 2,487,057
Ausgold Ltd. (a)(e)	1,220,000	2,318,811
Austal Ltd.	848,401	2,749,682
Azumah Resources Ltd. (a)	477,794	293,960
Blackgold International Holdings Ltd.	1,950,000	342,779
carsales.com Ltd. (e)	439,765	2,222,480
Centamin Egypt Ltd. (United Kingdom) (a)	2,018,614	4,503,395
Dart Energy Ltd. (a)	3,642,982	2,701,594
DUET Group	896,903	1,527,343
Goodman Group unit	2,885,981	2,156,064
Horizon Oil Ltd. (a)	2,028,276	701,935
Iluka Resources Ltd.	166,011	3,239,211
Imdex Ltd.	595,564	1,537,644
Industrea Ltd.	1,166,528	1,512,295
Iress Market Technology Ltd.	150,252	1,426,242
Ironbark Zinc Ltd. (a)	2,305,831	633,325
Kingsgate Consolidated NL	113,997	1,112,156
Linc Energy Ltd.	508,182	1,568,863
MAp Group unit	226,044	812,082
Medusa Mining Ltd.	239,743	1,851,657
Mesoblast Ltd. (a)(e)	208,189	2,079,127
Mineral Deposits Ltd. (a)	445,391	2,730,455
Mineral Deposits Ltd. (Canada) (a)	457,000	2,630,835
Mirabela Nickel Ltd. (a)	795,964	1,661,523
Monto Minerals Ltd. (a)	273,551	6,011
Navitas Ltd.	600,374	2,486,695
Normandy Mt. Leyshon Ltd. (a)	1,969,993	562,727
Northern Iron Ltd. (a)	423,362	860,484
Paladin Energy Ltd. (Australia) (a)	95,571	275,098
Panaust Ltd. (a)	455,468	2,051,640
Ramsay Health Care Ltd.	143,572	2,757,214
realestate.com.au Ltd.	83,173	1,091,967
Red 5 Ltd. (a)	4,566,367	752,526
SAI Global Ltd.	964,694	4,779,973
SEEK Ltd.	268,024	1,949,355
Sino Gas & Energy Ltd. (a)	7,353,531	517,053
SomnoMed Ltd. (a)	531,849	823,885
Spark Infrastructure Group unit (g)	649,123	927,107
Tiger Resources Ltd. (a)	16,688,264	9,075,608
TPG Telecom Ltd.	569,897	954,829
Common Stocks - continued
	Shares	Value
Australia - continued
Troy Resources NL	314,010	$ 1,397,198
Wotif.com Holdings Ltd. (e)	562,113	2,840,801
TOTAL AUSTRALIA		78,910,686
Bailiwick of Jersey - 1.1%
Informa PLC	1,249,285	8,285,338
LXB Retail Properties PLC (a)(h)	2,495,000	4,751,119
TOTAL BAILIWICK OF JERSEY		13,036,457
Belgium - 1.1%
EVS Broadcast Equipment SA	119,700	7,536,643
Hansen Transmissions International NV (a)	5,118,200	5,419,314
TOTAL BELGIUM		12,955,957
Bermuda - 3.1%
Aquarius Platinum Ltd.:
(Australia)	537,585	2,498,313
(United Kingdom)	1,502,800	7,035,874
Asia Satellite Telecommunications Holdings Ltd.	271,000	608,497
Asian Citrus Holdings Ltd.	423,722	368,062
Biosensors International Group Ltd. (a)	1,769,000	2,005,302
China Animal Healthcare Ltd.	2,677,000	600,249
China LotSynergy Holdings Ltd. (a)	7,324,000	188,884
China Water Affairs Group Ltd.	1,134,000	372,481
G-Resources Group Ltd. (a)	15,882,000	1,263,420
Imagi International Holdings Ltd. (a)	8,856,000	374,975
Luk Fook Holdings International Ltd.	911,000	4,786,555
Man Wah Holdings Ltd.	720,800	654,785
Oakley Capital Investments Ltd. (a)	1,596,500	4,180,199
Petra Diamonds Ltd. (a)	2,629,100	6,948,648
Texwinca Holdings Ltd.	874,000	1,229,059
Vtech Holdings Ltd.	283,000	3,304,293
TOTAL BERMUDA		36,419,596
British Virgin Islands - 0.6%
Kalahari Energy (a)(h)	1,451,000	15
Playtech Ltd. (e)	1,083,524	6,670,174
TOTAL BRITISH VIRGIN ISLANDS		6,670,189
Canada - 0.6%
AirSea Lines (a)(h)	1,893,338	27
AirSea Lines warrants 8/4/11 (a)(h)	1,862,300	27
Banro Corp. (a)	794,600	3,468,162
Common Stocks - continued
	Shares	Value
Canada - continued
Rock Well Petroleum, Inc. (a)(h)	770,400	$ 8
Starfield Resources, Inc. (a)	4,328,075	226,506
Teranga Gold Corp. (a)	1,338,099	3,305,331
TOTAL CANADA		7,000,061
Cayman Islands - 2.4%
AirMedia Group, Inc. ADR (a)(e)	134,700	429,693
Airtac International Group	135,000	1,051,766
China Automation Group Ltd.	509,000	274,948
China Corn Oil Co. Ltd.	967,000	645,180
China High Precision Automation Group Ltd.	712,000	494,229
China Lilang Ltd.	340,000	467,654
China Metal International Holdings, Inc.	2,002,000	490,623
China Real Estate Information Corp. ADR (a)(e)	75,300	487,944
China ZhengTong Auto Services Holdings Ltd.	536,500	709,019
CNinsure, Inc. ADR (a)(e)	31,900	457,446
Concord Medical Services Holdings Ltd. ADR (a)	84,800	316,304
CST Mining Group Ltd. (a)	20,112,000	521,264
Ctrip.com International Ltd. sponsored ADR (a)	21,900	1,009,590
Daphne International Holdings Ltd.	662,000	711,791
Daqing Dairy Holdings Ltd.	1,166,000	424,881
EVA Precision Industrial Holdings Ltd.	11,372,000	4,304,370
Fook Woo Group Holdings Ltd. (a)	2,055,000	606,444
Haitian International Holdings Ltd.	575,000	696,451
Kingdee International Software Group Co. Ltd.	966,400	566,662
KongZhong Corp. sponsored ADR (a)	46,600	229,738
Little Sheep Group Ltd.	614,000	487,652
Marwyn Value Investors II Ltd. (a)	1,971,700	4,353,419
Ming Fai International Holdings Ltd.	6,269,000	1,769,586
Ming Fung Jewellery Group Ltd.	8,380,000	1,032,205
Minth Group Ltd.	574,000	922,077
Orchid Developments Group Ltd. (a)	1,211,000	278,317
Perfect World Co. Ltd. sponsored ADR Class B (a)	34,900	690,671
Shenguan Holdings Group Ltd.	142,000	90,916
Sino-Life Group Ltd. (a)	3,020,000	151,120
SouFun Holdings Ltd. ADR (e)	39,200	815,360
VisionChina Media, Inc. ADR (a)	155,600	421,676
VST Holdings Ltd. (a)	1,858,000	472,021
Wuxi Pharmatech Cayman, Inc. sponsored ADR (a)	28,500	444,030
Xueda Education Group sponsored ADR	67,500	599,400
Yip's Chemical Holdings Ltd.	592,000	689,697
TOTAL CAYMAN ISLANDS		28,114,144
Common Stocks - continued
	Shares	Value
China - 0.9%
51job, Inc. sponsored ADR (a)	12,800	$ 845,440
AMVIG Holdings Ltd.	764,000	469,548
Baidu.com, Inc. sponsored ADR (a)	9,200	1,445,044
Beijing Jingkelong Co. Ltd. (H Shares)	379,000	476,558
China Metal Recycling (Holdings) Ltd.	436,800	583,984
China Resources Gas Group Ltd.	400,000	591,239
Dalian Port (PDA) Co. Ltd. (H Shares)	1,786,000	547,684
Digital China Holdings Ltd. (H Shares)	239,000	407,850
People's Food Holdings Ltd.	914,000	554,100
Royale Furniture Holdings Ltd.	1,905,074	831,077
Sino Prosper State Gold Resources Holdings, Ltd. (a)	74,950,000	2,000,257
Weiqiao Textile Co. Ltd. (H Shares)	2,055,500	1,397,797
Zhaojin Mining Industry Co. Ltd. (H Shares)	117,000	233,285
Zhongpin, Inc. (a)(e)	40,200	415,266
TOTAL CHINA		10,799,129
Cyprus - 0.8%
Buried Hill Energy (Cyprus) PCL (a)(h)	1,947,000	4,867,500
Mirland Development Corp. PLC (a)	822,600	4,187,867
TOTAL CYPRUS		9,055,367
Denmark - 0.6%
DSV de Sammensluttede Vognmaend A/S	297,600	6,611,994
William Demant Holding A/S (a)	200	17,550
TOTAL DENMARK		6,629,544
France - 4.9%
Altamir Amboise (a)	584,200	6,236,800
ALTEN	125,000	4,669,763
Audika SA	113,900	2,986,744
Axway Software SA (a)	51,625	1,338,902
Delachaux SA	5,299	612,231
Devoteam SA (e)	42,500	1,115,678
Faiveley Transport	54,697	4,598,382
Iliad SA	50,636	6,504,416
Ipsos SA (e)	184,600	8,754,329
LeGuide.com SA (a)	94,400	1,912,505
Maisons France Confort	93,944	4,153,440
Pierre & Vacances	34,753	2,746,417
Sartorius Stedim Biotech	57,000	4,096,661
Sopra Group SA	41,300	3,094,680
Common Stocks - continued
	Shares	Value
France - continued
SR Teleperformance SA	153,600	$ 3,969,292
Trigano SA	23,987	641,062
TOTAL FRANCE		57,431,302
Germany - 8.5%
Bilfinger Berger AG	86,034	8,513,568
CENTROTEC Sustainable AG	226,778	5,554,045
CTS Eventim AG	239,026	8,730,359
Delticom AG	49,200	5,141,503
GFK AG	142,601	7,172,393
HeidelbergCement AG	129,066	7,130,494
KROMI Logistik AG	123,000	1,502,227
Lanxess AG	131,385	10,601,915
MTU Aero Engines Holdings AG	84,500	6,257,669
Rational AG	16,720	4,540,561
Rheinmetall AG	60,500	5,077,548
RIB Software AG	413,200	3,206,015
STRATEC Biomedical Systems AG	81,110	3,783,565
Stroer Out-of-Home Media AG	194,100	4,713,285
Tom Tailor Holding AG (a)	242,500	5,174,276
United Internet AG	409,781	8,343,209
Wacker Chemie AG	25,400	4,824,770
TOTAL GERMANY		100,267,402
Greece - 0.0%
Babis Vovos International Technical SA (a)	149,200	188,653
Hong Kong - 0.8%
Convenience Retail Asia Ltd.	700,000	359,260
Dah Sing Financial Holdings Ltd.	172,000	835,305
GZI Transport Ltd.	1,294,000	599,366
I.T Ltd.	2,016,000	1,981,390
Magnificent Estates Ltd.	32,558,000	1,378,550
REXCAPITAL Financial Holdings Ltd.	4,600,000	377,736
Techtronic Industries Co. Ltd.	2,270,500	2,371,355
Television Broadcasts Ltd.	245,000	1,677,070
Tian An China Investments Co. Ltd.	750,000	452,283
TOTAL HONG KONG		10,032,315
Iceland - 0.6%
Ossur hf (a)	4,510,900	7,133,852
India - 0.4%
Ahluwalia Contracts (India) Ltd.	158,704	484,620
Common Stocks - continued
	Shares	Value
India - continued
Educomp Solutions Ltd.	44,518	$ 347,907
Financial Technologies India Ltd.	23,352	428,164
Geodesic Ltd.	256,340	374,276
Grasim Industries Ltd.	9,911	517,735
Indian Overseas Bank	186,286	583,803
IndusInd Bank Ltd.	91,917	570,806
Pantaloon Retail India Ltd.	26,944	222,229
PI Industries Ltd.	19,676	483,466
Thangamayil Jewellery Ltd.	117,291	411,752
TOTAL INDIA		4,424,758
Indonesia - 0.5%
PT AKR Corporindo Tbk	3,232,500	1,159,897
PT Clipan Finance Indonesia Tbk	6,502,000	589,004
PT Jasa Marga Tbk	1,205,000	563,514
PT Lippo Karawaci Tbk	9,520,625	873,657
PT Mayora Indah Tbk	372,500	740,617
PT Mitra Adiperkasa Tbk	2,179,500	1,185,904
PT Nippon Indosari Corpindo Tbk	1,712,000	704,941
PT Tower Bersama Infrastructure Tbk	1,675,500	438,587
TOTAL INDONESIA		6,256,121
Ireland - 3.4%
Elan Corp. PLC (a)	530,300	5,926,218
Elan Corp. PLC sponsored ADR (a)	654,100	7,234,346
James Hardie Industries NV CDI (a)	174,676	1,099,632
Kenmare Resources PLC (a)	14,493,500	13,181,060
Paddy Power PLC (Ireland)	158,884	7,773,359
Petroceltic International PLC (a)	24,756,300	3,417,819
Petroneft Resources PLC (a)	1,748,000	954,413
Vimio PLC (a)	867,300	14
TOTAL IRELAND		39,586,861
Isle of Man - 1.9%
Bahamas Petroleum Co. PLC (a)	13,324,710	3,007,654
Exillon Energy PLC (a)	1,163,900	8,120,298
IBS Group Holding Ltd. GDR (Reg. S)	343,200	10,799,480
TOTAL ISLE OF MAN		21,927,432
Israel - 0.1%
Sarin Technologies Ltd.	803,000	663,526
Common Stocks - continued
	Shares	Value
Italy - 2.1%
Piaggio & C SpA (e)	1,657,700	$ 6,869,302
Salvatore Ferragamo Italia SpA (a)	477,800	9,096,482
Tod's SpA	65,712	8,813,947
TOTAL ITALY		24,779,731
Japan - 25.5%
ABC-Mart, Inc.	93,200	3,608,601
Accordia Golf Co. Ltd.	2,070	1,541,103
Air Water, Inc.	175,000	2,128,240
Arc Land Sakamoto Co. Ltd.	84,700	1,526,394
ARCS Co. Ltd. (e)	235,500	4,143,013
Asahi Co. Ltd. (e)	72,700	1,501,890
Asahi Diamond Industrial Co. Ltd.	87,600	2,074,902
Asahi Intecc Co. Ltd.	340,400	9,133,061
ASKUL Corp.	126,000	1,899,045
Avex Group Holdings, Inc.	218,800	2,976,465
Calbee, Inc. (e)	51,400	2,163,789
Chiba Bank Ltd.	316,000	2,007,718
Chiyoda Corp.	255,000	3,266,810
Chugai Ro Co. Ltd.	404,000	1,375,274
Circle K Sunkus Co. Ltd.	54,700	904,737
Create SD Holdings Co. Ltd.	48,200	1,075,912
Credit Saison Co. Ltd.	209,900	3,578,104
CyberAgent, Inc.	2,292	8,010,758
Dai-ichi Seiko Co. Ltd.	8,200	371,299
Daido Metal Co. Ltd.	395,000	4,264,861
Daihen Corp.	256,000	974,573
Daikyo, Inc. (a)	512,000	991,204
DeNA Co. Ltd.	74,800	3,736,841
Digital Garage, Inc. (a)	309	1,036,223
Don Quijote Co. Ltd.	103,100	3,551,200
Ebara Corp.	1,115,000	6,577,146
EDION Corp.	91,800	957,778
Eiken Chemical Co. Ltd.	41,000	546,027
Exedy Corp.	136,400	5,187,329
FreeBit Co., Ltd. (e)	215	694,179
Fuji Oil Co. Ltd.	202,700	3,097,190
Fuji Seal International, Inc.	132,100	2,988,191
Furuya Metal Co. Ltd.	33,400	2,156,799
Glory Ltd.	35,700	836,317
Hamamatsu Photonics KK	25,500	1,149,678
Hi-Lex Corp.	33,200	639,714
Common Stocks - continued
	Shares	Value
Japan - continued
Horiba Ltd.	72,600	$ 2,420,472
Hulic Co. Ltd.	246,100	2,621,997
Ibiden Co. Ltd.	116,100	3,528,330
Isetan Mitsukoshi Holdings Ltd.	277,500	2,949,328
Iwatsuka Confectionary Co. Ltd.	11,600	467,225
Japan Logistics Fund, Inc.	117	1,065,640
Japan Petroleum Exploration Co. Ltd.	23,000	1,178,913
JP-Holdings, Inc. (e)	221,400	2,085,558
JSP Corp.	81,000	1,510,232
JTEKT Corp.	412,400	6,081,648
Kenedix Realty Investment Corp.	598	2,233,031
KOMERI Co. Ltd.	118,800	3,564,077
Kuraray Co. Ltd.	369,300	5,594,800
Maeda Corp.	595,000	1,940,427
Makino Milling Machine Co. Ltd.	242,000	2,389,658
Maruwa Ceramic Co. Ltd.	128,100	5,925,239
Melco Holdings, Inc.	72,900	2,103,695
Message Co. Ltd.	1,845	6,549,133
Minebea Ltd.	627,000	3,201,598
Misumi Group, Inc.	221,600	6,198,984
Mitsubishi UFJ Lease & Finance Co. Ltd.	104,060	4,502,304
Mitsumi Electric Co. Ltd.	157,400	1,533,814
mixi, Inc. (e)	715	3,242,188
Nabtesco Corp.	242,700	6,155,401
Nichi-iko Pharmaceutical Co. Ltd.	51,900	1,507,133
Nihon Kohden Corp.	90,000	2,507,114
Nihon M&A Center, Inc.	570	2,877,217
Nippon Ceramic Co. Ltd.	88,700	1,933,848
Nippon Shinyaku Co. Ltd.	299,000	4,238,407
Nippon Shokubai Co. Ltd.	422,000	5,526,876
Nomura Real Estate Holdings, Inc.	187,900	3,454,538
Nomura Real Estate Residential Fund, Inc.	426	2,396,648
NTT Urban Development Co.	1,270	1,166,621
OSAKA Titanium technologies Co. Ltd. (e)	65,200	4,231,456
Outsourcing, Inc. (e)	366,300	1,994,149
Pigeon Corp.	62,800	2,407,884
Point, Inc.	47,590	2,139,432
Pola Orbis Holdings, Inc.	135,100	3,802,074
Renesas Electronics Corp. (a)(e)	181,200	1,575,038
Rinnai Corp.	36,500	2,826,480
Riso Kagaku Corp.	178,300	2,777,648
Saizeriya Co. Ltd.	77,600	1,591,019
Common Stocks - continued
	Shares	Value
Japan - continued
Sanken Electric Co. Ltd.	781,000	$ 4,261,937
Sankyu, Inc.	423,000	2,044,514
Santen Pharmaceutical Co. Ltd.	58,000	2,336,127
Sawada Holdings Co. Ltd. (a)	214,800	2,308,057
Sekisui Chemical Co. Ltd.	585,000	5,419,411
Shimadzu Corp.	272,000	2,526,863
Shimamura Co. Ltd.	37,100	3,750,250
Shin-Kobe Electric Machinery Co. Ltd. (e)	382,000	6,442,357
Shinsei Bank Ltd.	1,522,000	1,937,972
SHO-BI Corp.	165,000	1,264,861
SHO-BOND Holdings Co. Ltd.	111,700	2,732,815
So-Net Entertainment Corp.	205	1,001,494
So-net M3, Inc. (e)	516	4,672,929
Sony Financial Holdings, Inc.	215,900	3,890,772
SRI Sports Ltd.	127,600	1,422,475
Sumitomo Mitsui Trust Holdings, Inc.	991,800	3,659,731
Sysmex Corp.	51,700	1,978,256
SystemPro Co. Ltd.	2,036	1,970,792
Takata Corp.	60,200	1,806,039
Tera Probe, Inc.	38,400	879,111
The Suruga Bank Ltd.	308,000	2,681,219
Toho Co. Ltd.	116,400	2,028,096
Tokai Carbon Co. Ltd.	266,000	1,510,323
Tokyu Livable, Inc.	157,200	1,542,078
Toshiba Plant Systems & Services Corp.	230,000	2,641,720
Toto Ltd.	548,000	4,286,312
Tsubakimoto Chain Co.	377,000	2,434,470
Yamatake Corp.	122,800	2,809,729
Yamato Kogyo Co. Ltd.	80,000	2,412,525
TOTAL JAPAN		299,322,874
Korea (South) - 0.9%
Com2uS Corp. (a)	45,437	607,666
Daou Technology, Inc.	197,150	1,841,912
Duksan Hi-Metal Co. Ltd. (a)	59,545	1,635,045
Grand Korea Leisure Co. Ltd.	41,530	919,782
Hyosung Corp.	6,493	575,212
KC Tech Co. Ltd.	129,924	934,103
Korea Electric Power Corp. (a)	41,760	1,014,938
Korea Gas Corp.	17,700	598,506
Lock & Lock Co. Ltd.	12,642	571,966
Power Logics Co. Ltd. (a)	72,818	331,525
Common Stocks - continued
	Shares	Value
Korea (South) - continued
The Basic House Co. Ltd.	36,220	$ 937,880
TK Corp. (a)	41,133	905,137
TOTAL KOREA (SOUTH)		10,873,672
Luxembourg - 1.1%
GlobeOp Financial Services SA	1,176,485	8,517,111
SAF-Holland SA (a)	420,100	4,738,422
TOTAL LUXEMBOURG		13,255,533
Malaysia - 0.3%
JobStreet Corp. Bhd	1,223,100	1,191,961
Lion Industries Corp. Bhd	722,500	406,871
Muhibbah Engineering (M) Bhd	1,050,100	432,009
Osk Holdings Bhd	1,270,200	646,772
Top Glove Corp. Bhd	222,000	403,500
WCT Bhd	601,400	622,592
TOTAL MALAYSIA		3,703,705
Netherlands - 1.5%
CSM NV (exchangeable)	149,851	3,973,609
Gemalto NV	192,073	9,172,198
SMARTRAC NV (a)	54,103	1,099,214
Wavin NV (a)	296,512	3,766,649
TOTAL NETHERLANDS		18,011,670
Norway - 1.8%
Aker Drilling ASA (a)	1,846,200	5,623,223
Aker Solutions ASA	389,100	6,850,657
Kvaerner ASA (a)	58,300	123,867
Schibsted ASA (B Shares)	214,200	6,384,945
Sevan Drilling ASA	2,350,000	2,094,941
Sevan Marine ASA (a)(e)	2,052,500	205,845
TOTAL NORWAY		21,283,478
Philippines - 0.2%
Alliance Global Group, Inc.	3,295,000	905,460
Belle Corp. (a)	8,290,000	926,576
TOTAL PHILIPPINES		1,832,036
Poland - 0.6%
Warsaw Stock Exchange	405,901	7,119,023
Singapore - 2.2%
CSE Global Ltd.	1,069,000	1,069,755
Common Stocks - continued
	Shares	Value
Singapore - continued
First (REIT)	1,261,000	$ 858,714
Goodpack Ltd.	1,516,000	2,379,471
Hyflux Ltd.	597,000	971,739
Oceanus Group Ltd. (a)	2,071,000	343,977
Pertama Holdings Ltd. (f)	22,622,000	12,117,419
Petra Foods Ltd.	370,000	623,759
Raffles Medical Group Ltd.	436,205	891,138
Straits Asia Resources Ltd.	627,000	1,577,719
Suntec (REIT)	1,995,000	2,543,142
Venture Corp. Ltd.	259,000	1,694,905
Yanlord Land Group Ltd.	668,000	690,661
TOTAL SINGAPORE		25,762,399
South Africa - 0.2%
Blue Label Telecoms Ltd.	3,254,300	2,493,754
Spain - 0.6%
Obrascon Huarte Lain SA	209,300	6,676,266
Sweden - 1.3%
Elekta AB (B Shares)	205,600	9,476,386
Modern Times Group MTG AB (B Shares)	87,500	5,953,535
TOTAL SWEDEN		15,429,921
Switzerland - 1.4%
Leclanche SA (a)	79,000	2,206,284
Panalpina Welttransport Holding AG (a)	50,090	6,034,327
VZ Holding AG	57,960	8,476,029
TOTAL SWITZERLAND		16,716,640
Taiwan - 0.1%
Tong Hsing Electronics Industries Ltd.	195,721	799,691
Thailand - 0.2%
Toyo-Thai Corp. PCL	3,585,800	1,198,277
Toyo-Thai Corp. PCL NVDR	1,971,100	658,688
TOTAL THAILAND		1,856,965
United Kingdom - 17.0%
African Barrick Gold Ltd.	660,600	5,731,271
Amerisur Resources PLC (a)	6,435,612	2,218,587
Ashmore Group PLC	1,196,700	7,922,840
ASOS PLC (a)	38,570	1,437,285
Aurelian Oil & Gas PLC (a)	5,996,200	6,791,920
Avanti Communications Group PLC (a)(e)	494,400	2,682,361
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Aveva Group PLC	203,000	$ 5,681,824
Bond International Software PLC	843,266	671,388
Borders & Southern Petroleum PLC (a)	698,500	699,461
Bowleven PLC (a)	450,100	1,932,182
Cadogan Petroleum PLC (a)	1,723,100	1,195,101
Central Asia Metals PLC (a)	1,538,400	2,212,915
Ceres Power Holdings PLC (a)	421,400	217,908
China Goldmines PLC (a)	669,353	237,343
Conygar Investment Co. PLC	1,226,500	2,144,295
Cove Energy PLC (a)	2,959,800	4,324,339
Craneware PLC	847,300	7,883,083
EMIS Group PLC	398,545	3,675,258
Faroe Petroleum PLC (a)	480,947	1,288,896
GoIndustry-DoveBid PLC (a)	117,989	186,912
ICAP PLC	1,055,900	7,762,010
IG Group Holdings PLC	1,326,300	9,636,527
International Personal Finance PLC	1,431,100	7,404,974
Jazztel PLC (a)	1,151,200	7,162,260
Johnson Matthey PLC	187,700	6,285,818
Jubilee Platinum PLC (a)	2,985,047	973,925
Keronite PLC (a)(h)	13,620,267	224
London Mining PLC (a)(e)	1,736,500	11,174,503
Moneysupermarket.com Group PLC	4,920,400	9,224,309
Monitise PLC (a)	4,772,600	2,761,732
Mothercare PLC	547,400	3,658,249
Nautical Petroleum PLC (a)	435,207	2,329,061
NCC Group Ltd.	239,415	2,766,887
Ocado Group PLC (a)(e)	1,180,900	3,301,377
Pureprofile Media PLC (a)(h)	1,108,572	727,933
Regenersis PLC (a)	1,425,100	1,941,739
Robert Walters PLC	937,800	5,018,746
Rockhopper Exploration PLC (a)	716,000	2,709,264
Royalblue Group PLC	202,542	6,104,571
SDL PLC	595,062	6,623,069
Serco Group PLC	481,786	4,270,859
SIG PLC (a)	1,551,900	3,266,022
Silverdell PLC (a)	5,693,400	1,039,774
Sinclair Pharma PLC (a)	4,408,649	2,098,799
Sphere Medical Holding PLC (h)	555,599	1,550,521
Sthree PLC	1,128,809	6,676,549
Synergy Health PLC	299,653	4,673,148
Ted Baker PLC	412,076	5,432,006
Common Stocks - continued
	Shares	Value
United Kingdom - continued
TMO Renewables Ltd. (h)	1,000,000	$ 574,560
Travis Perkins PLC	405,400	5,879,734
Valiant Petroleum PLC (a)	169,200	1,599,890
Wolfson Microelectronics PLC (a)	1,756,400	4,634,915
Xchanging PLC (a)	972,211	1,580,022
Zenergy Power PLC (a)	855,520	224,707
TOTAL UNITED KINGDOM		200,203,853
United States of America - 0.8%
ChinaCast Education Corp. (a)(e)	70,100	344,892
CTC Media, Inc.	192,200	4,047,732
KIT Digital, Inc. (a)(e)	428,400	4,990,860
Mudalla Technology, Inc. (a)	996,527	16
XL TechGroup, Inc. (a)	1,329,250	22
YOU On Demand Holdings, Inc. (a)	6,523,000	652,300
TOTAL UNITED STATES OF AMERICA		10,035,822
TOTAL COMMON STOCKS (Cost $961,022,662)		1,137,660,385
Convertible Bonds - 0.2%
		Principal Amount (d)
France - 0.2%
Pierre & Vacances 4% 10/1/15 (i)	EUR	1,696,800	1,880,968
United Kingdom - 0.0%
Sphere Medical Holding PLC 8% 12/31/12 (h)	GBP	57,874	95,006
TOTAL CONVERTIBLE BONDS (Cost $1,867,094)			1,975,974
Government Obligations - 0.1%

Germany - 0.1%
German Federal Republic 0.7726% to 0.874% 8/10/11 to 9/14/11 (j) (Cost $1,021,434)	EUR	723,000	1,038,179
Money Market Funds - 5.1%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	34,405,967	$ 34,405,967
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	25,414,015	25,414,015
TOTAL MONEY MARKET FUNDS (Cost $59,819,982)		59,819,982
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $1,023,731,172)		1,200,494,520
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(25,840,109)
NET ASSETS - 100%		$ 1,174,654,411
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
60 Euro Stoxx 50 Index Contracts (Germany)	Sept. 2011	$ 2,305,282	$ (15,328)

The face value of futures purchased as a percentage of net assets is 0.2%
Currency Abbreviations
EUR	-	European Monetary Unit
GBP	-	British pound
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $927,107 or 0.1% of net assets.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,566,940 or 1.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
AirSea Lines	8/4/06	$ 1,199,182
AirSea Lines warrants 8/4/11	8/4/06	$ 2
Buried Hill Energy (Cyprus) PCL	8/18/06	$ 2,141,700
Kalahari Energy	9/1/06	$ 1,813,750
Keronite PLC	8/16/06	$ 1,548,992
LXB Retail Properties PLC	5/26/11	$ 4,661,808
Pureprofile Media PLC	5/3/05 - 1/11/06	$ 1,173,341
Rock Well Petroleum, Inc.	4/13/06	$ 1,004,171
Sphere Medical Holding PLC	8/27/08 - 3/16/10	$ 1,661,727
Sphere Medical Holding PLC 8% 12/31/12	4/21/11	$ 95,640
TMO Renewables Ltd.	10/27/05	$ 535,065
(i) Principal amount shown represents units.
(j) Security or a portion of the security was pledged to cover margin requirements for future contracts. At the period end, the value of securities pledged amounted to $86,060.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 56,367
Fidelity Securities Lending Cash Central Fund	675,290
Total	$ 731,657
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Centurion Electronics PLC	$ 12	$ -	$ 109	$ -	$ -
Pertama Holdings Ltd.	7,080,399	912,403	223,172	166,872	12,117,419
Total	$ 7,080,411	$ 912,403	$ 223,281	$ 166,872	$ 12,117,419
Other Information

The following is a summary of the inputs used, as of July 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 299,322,874	$ 299,322,874	$ -	$ -
United Kingdom	200,203,853	197,113,272	-	3,090,581
Germany	100,267,402	100,267,402	-	-
Australia	78,910,686	78,910,686	-	-
France	57,431,302	57,431,302	-	-
Ireland	39,586,861	33,660,629	5,926,218	14
Bermuda	36,419,596	36,419,596	-	-
Cayman Islands	28,114,144	28,114,144	-	-
Singapore	25,762,399	25,762,399	-	-
United States of America	10,035,822	10,035,784	-	38
Cyprus	9,055,367	4,187,867	-	4,867,500
Canada	7,000,061	6,999,999	-	62
British Virgin Islands	6,670,189	6,670,174	-	15
Other	238,879,829	236,554,121	2,325,708	-
Corporate Bonds	1,975,974	-	1,880,968	95,006
Government Obligations	1,038,179	-	1,038,179	-
Money Market Funds	59,819,982	59,819,982	-	-
Total Investments in Securities:	$ 1,200,494,520	$ 1,181,270,231	$ 11,171,073	$ 8,053,216
Derivative Instruments:
Liabilities
Futures Contracts	$ (15,328)	$ (15,328)	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 8,166,674
Total Realized Gain (Loss)	(3,711,046)
Total Unrealized Gain (Loss)	4,184,400
Cost of Purchases	95,640
Proceeds of Sales	(158,597)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(523,855)
Ending Balance	$ 8,053,216
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2011	$ 474,533

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At July 31, 2011, the cost of investment securities for income tax purposes was $1,042,279,933. Net unrealized appreciation aggregated $158,214,587, of which $258,276,429 related to appreciated investment securities and $100,061,842 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor International
Small Cap Opportunities Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2011

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity® International
Small Cap Opportunities Fund

1.834740.105

AILS-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
Australia - 1.3%
MAp Group unit	1,015,958	$ 3,649,916
OZ Minerals Ltd.	111,765	1,673,636
TOTAL AUSTRALIA		5,323,552
Austria - 1.8%
Andritz AG	52,800	5,135,348
Zumtobel AG	103,881	2,441,170
TOTAL AUSTRIA		7,576,518
Bailiwick of Guernsey - 1.0%
Resolution Ltd.	900,273	4,081,927
Bailiwick of Jersey - 1.3%
Informa PLC	485,236	3,218,116
Randgold Resources Ltd. sponsored ADR	25,100	2,279,331
TOTAL BAILIWICK OF JERSEY		5,497,447
Belgium - 1.3%
Gimv NV	37,800	2,307,213
Umicore SA	58,474	2,992,734
TOTAL BELGIUM		5,299,947
Bermuda - 1.4%
Aquarius Platinum Ltd. (Australia)	336,589	1,564,227
Lazard Ltd. Class A	29,899	1,004,606
Trinity Ltd.	2,946,000	3,265,857
TOTAL BERMUDA		5,834,690
Brazil - 5.1%
Arezzo Industria e Comercio SA	129,700	1,857,038
Banco ABC Brasil SA	218,300	1,442,480
Banco Pine SA	133,900	893,415
BR Malls Participacoes SA	156,600	1,823,231
Braskem SA Class A sponsored ADR (d)	267,200	6,484,944
Cia.Hering SA	79,600	1,705,714
Iguatemi Empresa de Shopping Centers SA	47,100	1,029,326
Multiplan Empreendimentos Imobiliarios SA	94,600	2,042,999
Odontoprev SA	115,000	1,968,315
T4F Entretenimento SA	118,600	1,108,626
Totvs SA	58,800	1,053,412
TOTAL BRAZIL		21,409,500
Canada - 4.8%
Agnico-Eagle Mines Ltd. (Canada)	26,900	1,496,196
Common Stocks - continued
	Shares	Value
Canada - continued
Eldorado Gold Corp.	127,800	$ 2,200,450
Fairfax Financial Holdings Ltd. (sub. vtg.)	7,790	3,065,774
Niko Resources Ltd. (d)	65,600	4,511,802
Open Text Corp. (a)	32,500	2,193,767
Pan American Silver Corp.	34,900	1,053,282
Petrobank Energy & Resources Ltd. (a)	116,300	1,801,591
Petrominerales Ltd.	35,879	1,144,643
Quadra FNX Mining Ltd. (a)	76,000	1,209,923
TAG Oil Ltd. (a)	32,400	232,301
Tuscany International Drilling, Inc. (a)	939,200	1,091,179
TOTAL CANADA		20,000,908
Cayman Islands - 1.9%
China Lilang Ltd.	1,173,000	1,613,406
Intime Department Store Group Co. Ltd.	1,213,000	2,032,613
NVC Lighting Holdings Ltd.	3,777,000	1,972,387
Vantage Drilling Co. (a)	625,331	1,019,290
Wynn Macau Ltd.	337,200	1,176,812
TOTAL CAYMAN ISLANDS		7,814,508
Cyprus - 0.1%
AFI Development PLC GDR (Reg. S)	645,800	561,846
Denmark - 0.7%
William Demant Holding A/S (a)	33,533	2,942,598
Finland - 2.2%
Metso Corp.	33,500	1,643,792
Nokian Tyres PLC	60,200	2,825,037
Outotec OYJ (d)	93,200	4,597,282
TOTAL FINLAND		9,066,111
France - 4.1%
Audika SA	120,384	3,156,771
Laurent-Perrier Group	25,963	3,618,579
Remy Cointreau SA (d)	42,298	3,780,260
Saft Groupe SA	92,419	3,005,088
Vetoquinol SA	26,912	1,091,999
Virbac SA	13,600	2,383,044
TOTAL FRANCE		17,035,741
Germany - 3.8%
alstria office REIT-AG	124,300	1,811,009
Bilfinger Berger AG	36,159	3,578,145
Common Stocks - continued
	Shares	Value
Germany - continued
CTS Eventim AG	132,426	$ 4,836,823
Fielmann AG (d)	30,537	3,194,252
Software AG (Bearer)	53,681	2,627,872
TOTAL GERMANY		16,048,101
Greece - 0.4%
Terna Energy SA	443,751	1,657,769
India - 0.8%
Apollo Tyres Ltd.	642,892	1,064,458
Jyothy Laboratories Ltd.	433,677	2,338,579
TOTAL INDIA		3,403,037
Ireland - 0.8%
James Hardie Industries NV:
CDI (a)	40,000	251,811
sponsored ADR (a)	102,775	3,188,081
TOTAL IRELAND		3,439,892
Israel - 0.9%
Azrieli Group	67,005	1,815,657
Ituran Location & Control Ltd.	135,286	1,838,537
TOTAL ISRAEL		3,654,194
Italy - 1.8%
Azimut Holdings SpA	396,773	3,249,589
Interpump Group SpA	517,558	4,205,359
TOTAL ITALY		7,454,948
Japan - 21.5%
Aozora Bank Ltd. (d)	1,309,000	3,197,453
Asahi Co. Ltd. (d)	58,000	1,198,207
Autobacs Seven Co. Ltd.	102,300	4,612,239
Daikoku Denki Co. Ltd.	168,700	1,643,929
Daikokutenbussan Co. Ltd.	109,200	3,710,232
FCC Co. Ltd.	159,300	3,835,288
GCA Savvian Group Corp. (d)	1,109	1,639,761
Glory Ltd.	60,300	1,412,602
Goldcrest Co. Ltd.	60,400	1,419,653
Kamigumi Co. Ltd.	273,000	2,717,053
Kayaba Industry Co. Ltd.	165,000	1,348,470
Kobayashi Pharmaceutical Co. Ltd.	127,700	6,578,711
Kyoto Kimono Yuzen Co. Ltd.	109,900	1,262,283
Meiko Network Japan Co. Ltd.	120,500	1,138,225
Common Stocks - continued
	Shares	Value
Japan - continued
Miraial Co. Ltd.	39,200	$ 818,990
Nabtesco Corp.	171,400	4,347,077
Nagaileben Co. Ltd.	44,700	1,391,557
Nihon M&A Center, Inc.	371	1,872,715
Nihon Parkerizing Co. Ltd.	172,000	2,587,878
Nippon Seiki Co. Ltd.	186,000	2,206,432
Nippon Thompson Co. Ltd.	567,000	4,552,797
Obic Co. Ltd.	17,030	3,365,508
Osaka Securities Exchange Co. Ltd.	1,362	6,813,097
OSG Corp.	201,300	3,240,573
Seven Bank Ltd.	594	1,226,357
SHO-BOND Holdings Co. Ltd.	98,200	2,402,528
Shoei Co. Ltd.	80,300	618,695
The Nippon Synthetic Chemical Industry Co. Ltd.	323,000	2,190,684
Tsumura & Co.	75,200	2,465,141
Tsutsumi Jewelry Co. Ltd.	43,900	1,113,970
USS Co. Ltd.	90,540	7,222,966
Yamatake Corp.	56,000	1,281,310
Yamato Kogyo Co. Ltd.	161,700	4,876,317
TOTAL JAPAN		90,308,698
Korea (South) - 0.3%
NCsoft Corp.	4,095	1,262,331
Luxembourg - 0.4%
GlobeOp Financial Services SA	248,800	1,801,177
Netherlands - 2.0%
Aalberts Industries NV	197,200	3,857,767
ASM International NV unit	43,800	1,244,796
Heijmans NV unit	66,690	1,537,009
QIAGEN NV (a)	106,200	1,799,028
TOTAL NETHERLANDS		8,438,600
Papua New Guinea - 0.2%
Oil Search Ltd.	126,966	952,725
Philippines - 0.2%
Jollibee Food Corp.	501,660	1,035,105
Portugal - 0.7%
Jeronimo Martins SGPS SA	144,600	2,832,924
Common Stocks - continued
	Shares	Value
Singapore - 0.8%
Keppel Land Ltd.	301,000	$ 957,381
Wing Tai Holdings Ltd.	1,867,000	2,294,697
TOTAL SINGAPORE		3,252,078
South Africa - 2.3%
African Rainbow Minerals Ltd.	118,600	3,355,023
Clicks Group Ltd.	375,513	2,248,076
JSE Ltd.	199,281	1,972,379
Mr Price Group Ltd.	205,500	2,266,759
TOTAL SOUTH AFRICA		9,842,237
Spain - 1.2%
Grifols SA	35,332	773,940
Prosegur Compania de Seguridad SA (Reg.)	96,209	4,427,760
TOTAL SPAIN		5,201,700
Sweden - 1.8%
Fagerhult AB	82,150	2,252,259
Intrum Justitia AB	167,000	2,594,507
Swedish Match Co.	69,600	2,594,022
TOTAL SWEDEN		7,440,788
Switzerland - 1.2%
Bank Sarasin & Co. Ltd. Series B (Reg.)	121,814	5,149,357
Turkey - 1.4%
Albaraka Turk Katilim Bankasi AS	1,355,000	1,796,614
Boyner Buyuk Magazacilik AS (a)	481,451	1,139,934
Coca-Cola Icecek AS	215,000	3,092,518
TOTAL TURKEY		6,029,066
United Arab Emirates - 0.2%
Dubai Financial Market PJSC (a)	2,359,030	732,196
United Kingdom - 16.2%
AMEC PLC	128,700	2,226,827
Babcock International Group PLC	299,700	3,318,456
Bellway PLC	203,172	2,201,279
Britvic PLC	556,200	3,203,920
Dechra Pharmaceuticals PLC	247,100	1,906,505
Derwent London PLC	57,900	1,707,074
Great Portland Estates PLC	417,489	2,852,426
H&T Group PLC	371,803	2,188,111
InterContinental Hotel Group PLC ADR	99,400	1,965,138
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Johnson Matthey PLC	105,089	$ 3,519,288
Meggitt PLC	836,669	5,333,207
Micro Focus International PLC	341,800	1,627,187
Mothercare PLC	169,201	1,130,762
Persimmon PLC	221,563	1,679,649
Rotork PLC	90,500	2,356,238
Serco Group PLC	490,476	4,347,893
Shaftesbury PLC	351,232	2,949,219
Spectris PLC	174,487	4,497,074
Spirax-Sarco Engineering PLC	169,230	5,214,456
Ted Baker PLC	174,000	2,293,676
Ultra Electronics Holdings PLC	80,669	2,083,065
Unite Group PLC (a)	1,474,170	5,118,295
Victrex PLC	188,582	4,516,717
TOTAL UNITED KINGDOM		68,236,462
United States of America - 11.2%
ANSYS, Inc. (a)	19,285	975,821
Autoliv, Inc.	45,800	3,030,128
Broadridge Financial Solutions, Inc.	48,705	1,123,137
Cymer, Inc. (a)	82,700	3,641,281
Dril-Quip, Inc. (a)	30,852	2,175,375
Evercore Partners, Inc. Class A	42,700	1,213,961
ION Geophysical Corp. (a)	408,206	4,139,209
Juniper Networks, Inc. (a)	75,200	1,758,928
Kansas City Southern (a)	61,300	3,638,155
Lam Research Corp. (a)	21,803	891,307
Martin Marietta Materials, Inc. (d)	23,900	1,807,318
Mohawk Industries, Inc. (a)	83,000	4,318,490
Oceaneering International, Inc.	44,200	1,909,440
PriceSmart, Inc.	158,196	9,257,630
ResMed, Inc. (a)(d)	125,200	3,792,308
Solera Holdings, Inc.	41,600	2,324,608
Solutia, Inc. (a)	45,356	972,433
TOTAL UNITED STATES OF AMERICA		46,969,529
TOTAL COMMON STOCKS (Cost $313,024,802)		407,588,207
Money Market Funds - 7.0%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	10,474,926	$ 10,474,926
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	18,999,870	18,999,870
TOTAL MONEY MARKET FUNDS (Cost $29,474,796)		29,474,796
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $342,499,598)		437,063,003
NET OTHER ASSETS (LIABILITIES) - (4.1)%		(17,248,075)
NET ASSETS - 100%		$ 419,814,928
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,685
Fidelity Securities Lending Cash Central Fund	193,177
Total	$ 202,862
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At July 31, 2011, the cost of investment securities for income tax purposes was $344,631,427. Net unrealized appreciation aggregated $92,431,576, of which $106,163,606 related to appreciated investment securities and $13,732,030 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Small Cap
Opportunities Fund

July 31, 2011

1.834743.105

ILS-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
Australia - 1.3%
MAp Group unit	1,015,958	$ 3,649,916
OZ Minerals Ltd.	111,765	1,673,636
TOTAL AUSTRALIA		5,323,552
Austria - 1.8%
Andritz AG	52,800	5,135,348
Zumtobel AG	103,881	2,441,170
TOTAL AUSTRIA		7,576,518
Bailiwick of Guernsey - 1.0%
Resolution Ltd.	900,273	4,081,927
Bailiwick of Jersey - 1.3%
Informa PLC	485,236	3,218,116
Randgold Resources Ltd. sponsored ADR	25,100	2,279,331
TOTAL BAILIWICK OF JERSEY		5,497,447
Belgium - 1.3%
Gimv NV	37,800	2,307,213
Umicore SA	58,474	2,992,734
TOTAL BELGIUM		5,299,947
Bermuda - 1.4%
Aquarius Platinum Ltd. (Australia)	336,589	1,564,227
Lazard Ltd. Class A	29,899	1,004,606
Trinity Ltd.	2,946,000	3,265,857
TOTAL BERMUDA		5,834,690
Brazil - 5.1%
Arezzo Industria e Comercio SA	129,700	1,857,038
Banco ABC Brasil SA	218,300	1,442,480
Banco Pine SA	133,900	893,415
BR Malls Participacoes SA	156,600	1,823,231
Braskem SA Class A sponsored ADR (d)	267,200	6,484,944
Cia.Hering SA	79,600	1,705,714
Iguatemi Empresa de Shopping Centers SA	47,100	1,029,326
Multiplan Empreendimentos Imobiliarios SA	94,600	2,042,999
Odontoprev SA	115,000	1,968,315
T4F Entretenimento SA	118,600	1,108,626
Totvs SA	58,800	1,053,412
TOTAL BRAZIL		21,409,500
Canada - 4.8%
Agnico-Eagle Mines Ltd. (Canada)	26,900	1,496,196
Common Stocks - continued
	Shares	Value
Canada - continued
Eldorado Gold Corp.	127,800	$ 2,200,450
Fairfax Financial Holdings Ltd. (sub. vtg.)	7,790	3,065,774
Niko Resources Ltd. (d)	65,600	4,511,802
Open Text Corp. (a)	32,500	2,193,767
Pan American Silver Corp.	34,900	1,053,282
Petrobank Energy & Resources Ltd. (a)	116,300	1,801,591
Petrominerales Ltd.	35,879	1,144,643
Quadra FNX Mining Ltd. (a)	76,000	1,209,923
TAG Oil Ltd. (a)	32,400	232,301
Tuscany International Drilling, Inc. (a)	939,200	1,091,179
TOTAL CANADA		20,000,908
Cayman Islands - 1.9%
China Lilang Ltd.	1,173,000	1,613,406
Intime Department Store Group Co. Ltd.	1,213,000	2,032,613
NVC Lighting Holdings Ltd.	3,777,000	1,972,387
Vantage Drilling Co. (a)	625,331	1,019,290
Wynn Macau Ltd.	337,200	1,176,812
TOTAL CAYMAN ISLANDS		7,814,508
Cyprus - 0.1%
AFI Development PLC GDR (Reg. S)	645,800	561,846
Denmark - 0.7%
William Demant Holding A/S (a)	33,533	2,942,598
Finland - 2.2%
Metso Corp.	33,500	1,643,792
Nokian Tyres PLC	60,200	2,825,037
Outotec OYJ (d)	93,200	4,597,282
TOTAL FINLAND		9,066,111
France - 4.1%
Audika SA	120,384	3,156,771
Laurent-Perrier Group	25,963	3,618,579
Remy Cointreau SA (d)	42,298	3,780,260
Saft Groupe SA	92,419	3,005,088
Vetoquinol SA	26,912	1,091,999
Virbac SA	13,600	2,383,044
TOTAL FRANCE		17,035,741
Germany - 3.8%
alstria office REIT-AG	124,300	1,811,009
Bilfinger Berger AG	36,159	3,578,145
Common Stocks - continued
	Shares	Value
Germany - continued
CTS Eventim AG	132,426	$ 4,836,823
Fielmann AG (d)	30,537	3,194,252
Software AG (Bearer)	53,681	2,627,872
TOTAL GERMANY		16,048,101
Greece - 0.4%
Terna Energy SA	443,751	1,657,769
India - 0.8%
Apollo Tyres Ltd.	642,892	1,064,458
Jyothy Laboratories Ltd.	433,677	2,338,579
TOTAL INDIA		3,403,037
Ireland - 0.8%
James Hardie Industries NV:
CDI (a)	40,000	251,811
sponsored ADR (a)	102,775	3,188,081
TOTAL IRELAND		3,439,892
Israel - 0.9%
Azrieli Group	67,005	1,815,657
Ituran Location & Control Ltd.	135,286	1,838,537
TOTAL ISRAEL		3,654,194
Italy - 1.8%
Azimut Holdings SpA	396,773	3,249,589
Interpump Group SpA	517,558	4,205,359
TOTAL ITALY		7,454,948
Japan - 21.5%
Aozora Bank Ltd. (d)	1,309,000	3,197,453
Asahi Co. Ltd. (d)	58,000	1,198,207
Autobacs Seven Co. Ltd.	102,300	4,612,239
Daikoku Denki Co. Ltd.	168,700	1,643,929
Daikokutenbussan Co. Ltd.	109,200	3,710,232
FCC Co. Ltd.	159,300	3,835,288
GCA Savvian Group Corp. (d)	1,109	1,639,761
Glory Ltd.	60,300	1,412,602
Goldcrest Co. Ltd.	60,400	1,419,653
Kamigumi Co. Ltd.	273,000	2,717,053
Kayaba Industry Co. Ltd.	165,000	1,348,470
Kobayashi Pharmaceutical Co. Ltd.	127,700	6,578,711
Kyoto Kimono Yuzen Co. Ltd.	109,900	1,262,283
Meiko Network Japan Co. Ltd.	120,500	1,138,225
Common Stocks - continued
	Shares	Value
Japan - continued
Miraial Co. Ltd.	39,200	$ 818,990
Nabtesco Corp.	171,400	4,347,077
Nagaileben Co. Ltd.	44,700	1,391,557
Nihon M&A Center, Inc.	371	1,872,715
Nihon Parkerizing Co. Ltd.	172,000	2,587,878
Nippon Seiki Co. Ltd.	186,000	2,206,432
Nippon Thompson Co. Ltd.	567,000	4,552,797
Obic Co. Ltd.	17,030	3,365,508
Osaka Securities Exchange Co. Ltd.	1,362	6,813,097
OSG Corp.	201,300	3,240,573
Seven Bank Ltd.	594	1,226,357
SHO-BOND Holdings Co. Ltd.	98,200	2,402,528
Shoei Co. Ltd.	80,300	618,695
The Nippon Synthetic Chemical Industry Co. Ltd.	323,000	2,190,684
Tsumura & Co.	75,200	2,465,141
Tsutsumi Jewelry Co. Ltd.	43,900	1,113,970
USS Co. Ltd.	90,540	7,222,966
Yamatake Corp.	56,000	1,281,310
Yamato Kogyo Co. Ltd.	161,700	4,876,317
TOTAL JAPAN		90,308,698
Korea (South) - 0.3%
NCsoft Corp.	4,095	1,262,331
Luxembourg - 0.4%
GlobeOp Financial Services SA	248,800	1,801,177
Netherlands - 2.0%
Aalberts Industries NV	197,200	3,857,767
ASM International NV unit	43,800	1,244,796
Heijmans NV unit	66,690	1,537,009
QIAGEN NV (a)	106,200	1,799,028
TOTAL NETHERLANDS		8,438,600
Papua New Guinea - 0.2%
Oil Search Ltd.	126,966	952,725
Philippines - 0.2%
Jollibee Food Corp.	501,660	1,035,105
Portugal - 0.7%
Jeronimo Martins SGPS SA	144,600	2,832,924
Common Stocks - continued
	Shares	Value
Singapore - 0.8%
Keppel Land Ltd.	301,000	$ 957,381
Wing Tai Holdings Ltd.	1,867,000	2,294,697
TOTAL SINGAPORE		3,252,078
South Africa - 2.3%
African Rainbow Minerals Ltd.	118,600	3,355,023
Clicks Group Ltd.	375,513	2,248,076
JSE Ltd.	199,281	1,972,379
Mr Price Group Ltd.	205,500	2,266,759
TOTAL SOUTH AFRICA		9,842,237
Spain - 1.2%
Grifols SA	35,332	773,940
Prosegur Compania de Seguridad SA (Reg.)	96,209	4,427,760
TOTAL SPAIN		5,201,700
Sweden - 1.8%
Fagerhult AB	82,150	2,252,259
Intrum Justitia AB	167,000	2,594,507
Swedish Match Co.	69,600	2,594,022
TOTAL SWEDEN		7,440,788
Switzerland - 1.2%
Bank Sarasin & Co. Ltd. Series B (Reg.)	121,814	5,149,357
Turkey - 1.4%
Albaraka Turk Katilim Bankasi AS	1,355,000	1,796,614
Boyner Buyuk Magazacilik AS (a)	481,451	1,139,934
Coca-Cola Icecek AS	215,000	3,092,518
TOTAL TURKEY		6,029,066
United Arab Emirates - 0.2%
Dubai Financial Market PJSC (a)	2,359,030	732,196
United Kingdom - 16.2%
AMEC PLC	128,700	2,226,827
Babcock International Group PLC	299,700	3,318,456
Bellway PLC	203,172	2,201,279
Britvic PLC	556,200	3,203,920
Dechra Pharmaceuticals PLC	247,100	1,906,505
Derwent London PLC	57,900	1,707,074
Great Portland Estates PLC	417,489	2,852,426
H&T Group PLC	371,803	2,188,111
InterContinental Hotel Group PLC ADR	99,400	1,965,138
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Johnson Matthey PLC	105,089	$ 3,519,288
Meggitt PLC	836,669	5,333,207
Micro Focus International PLC	341,800	1,627,187
Mothercare PLC	169,201	1,130,762
Persimmon PLC	221,563	1,679,649
Rotork PLC	90,500	2,356,238
Serco Group PLC	490,476	4,347,893
Shaftesbury PLC	351,232	2,949,219
Spectris PLC	174,487	4,497,074
Spirax-Sarco Engineering PLC	169,230	5,214,456
Ted Baker PLC	174,000	2,293,676
Ultra Electronics Holdings PLC	80,669	2,083,065
Unite Group PLC (a)	1,474,170	5,118,295
Victrex PLC	188,582	4,516,717
TOTAL UNITED KINGDOM		68,236,462
United States of America - 11.2%
ANSYS, Inc. (a)	19,285	975,821
Autoliv, Inc.	45,800	3,030,128
Broadridge Financial Solutions, Inc.	48,705	1,123,137
Cymer, Inc. (a)	82,700	3,641,281
Dril-Quip, Inc. (a)	30,852	2,175,375
Evercore Partners, Inc. Class A	42,700	1,213,961
ION Geophysical Corp. (a)	408,206	4,139,209
Juniper Networks, Inc. (a)	75,200	1,758,928
Kansas City Southern (a)	61,300	3,638,155
Lam Research Corp. (a)	21,803	891,307
Martin Marietta Materials, Inc. (d)	23,900	1,807,318
Mohawk Industries, Inc. (a)	83,000	4,318,490
Oceaneering International, Inc.	44,200	1,909,440
PriceSmart, Inc.	158,196	9,257,630
ResMed, Inc. (a)(d)	125,200	3,792,308
Solera Holdings, Inc.	41,600	2,324,608
Solutia, Inc. (a)	45,356	972,433
TOTAL UNITED STATES OF AMERICA		46,969,529
TOTAL COMMON STOCKS (Cost $313,024,802)		407,588,207
Money Market Funds - 7.0%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	10,474,926	$ 10,474,926
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	18,999,870	18,999,870
TOTAL MONEY MARKET FUNDS (Cost $29,474,796)		29,474,796
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $342,499,598)		437,063,003
NET OTHER ASSETS (LIABILITIES) - (4.1)%		(17,248,075)
NET ASSETS - 100%		$ 419,814,928
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,685
Fidelity Securities Lending Cash Central Fund	193,177
Total	$ 202,862
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At July 31, 2011, the cost of investment securities for income tax purposes was $344,631,427. Net unrealized appreciation aggregated $92,431,576, of which $106,163,606 related to appreciated investment securities and $13,732,030 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor International
Value Fund:
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2011

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
International Value Fund

1.834738.105

AFIV-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
Australia - 2.4%
Australia & New Zealand Banking Group Ltd.	22,301	$ 510,356
Commonwealth Bank of Australia	10,412	563,607
Macquarie Group Ltd.	55,244	1,673,329
Wesfarmers Ltd.	14,591	470,011
Westfield Group unit	189,656	1,658,590
TOTAL AUSTRALIA		4,875,893
Bailiwick of Guernsey - 0.3%
Resolution Ltd.	112,600	510,540
Bailiwick of Jersey - 1.1%
Informa PLC	83,164	551,549
United Business Media Ltd.	114,000	1,012,440
WPP PLC	58,256	660,308
TOTAL BAILIWICK OF JERSEY		2,224,297
Bermuda - 0.7%
China Yurun Food Group Ltd.	177,000	556,404
Seadrill Ltd.	24,100	842,363
TOTAL BERMUDA		1,398,767
Brazil - 1.5%
Banco do Brasil SA	63,938	1,083,632
Banco Santander (Brasil) SA ADR	42,000	389,760
Cyrela Brazil Realty SA	35,700	349,819
Itau Unibanco Banco Multiplo SA sponsored ADR	10,933	222,705
OGX Petroleo e Gas Participacoes SA (a)	44,400	369,809
Telecomunicacoes de Sao Paulo SA sponsored ADR	18,290	580,159
TOTAL BRAZIL		2,995,884
Canada - 3.7%
Kinross Gold Corp.	58,700	958,468
Petrobank Energy & Resources Ltd. (a)	28,700	444,589
Petrominerales Ltd.	22,713	724,610
Potash Corp. of Saskatchewan, Inc.	7,700	444,559
Power Corp. of Canada (sub. vtg.) (d)	21,400	567,815
Suncor Energy, Inc.	20,600	789,588
The Toronto-Dominion Bank	15,000	1,200,911
Uranium One, Inc.	216,000	761,901
Yamana Gold, Inc.	122,500	1,595,039
TOTAL CANADA		7,487,480
Cayman Islands - 0.5%
China High Speed Transmission Equipment Group Co. Ltd.	220,000	171,624
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
China ZhengTong Auto Services Holdings Ltd.	154,000	$ 203,521
Hengdeli Holdings Ltd.	1,152,000	572,024
TOTAL CAYMAN ISLANDS		947,169
China - 0.9%
China Merchants Bank Co. Ltd. (H Shares)	274,072	650,560
Industrial & Commercial Bank of China Ltd. (H Shares)	1,083,000	824,013
Nine Dragons Paper (Holdings) Ltd.	464,000	392,928
TOTAL CHINA		1,867,501
Denmark - 0.9%
Novo Nordisk A/S Series B	4,193	512,872
Pandora A/S (d)	17,600	504,404
Vestas Wind Systems AS (a)(d)	33,105	731,687
TOTAL DENMARK		1,748,963
France - 9.2%
Alstom SA	13,023	687,763
Atos Origin SA	14,238	786,401
AXA SA sponsored ADR	208,100	3,891,470
BNP Paribas SA	44,993	2,939,230
Christian Dior SA	9,000	1,441,879
Compagnie de St. Gobain	11,977	695,250
PPR SA	6,500	1,204,799
Schneider Electric SA	4,575	664,919
Societe Generale Series A	58,975	2,943,382
Total SA sponsored ADR	17,300	935,411
Unibail-Rodamco	8,166	1,823,357
VINCI SA	8,300	483,236
TOTAL FRANCE		18,497,097
Germany - 7.2%
Allianz AG sponsored ADR	47,100	614,655
BASF AG	18,700	1,698,664
Bayer AG	14,418	1,158,674
Bayerische Motoren Werke AG (BMW)	11,272	1,130,817
Daimler AG (United States) (d)	30,300	2,186,145
Deutsche Boerse AG (a)	8,300	616,328
E.ON AG	84,623	2,336,971
HeidelbergCement AG	26,600	1,469,567
Kabel Deutschland Holding AG (a)	10,000	564,179
Metro AG	25,600	1,417,447
Common Stocks - continued
	Shares	Value
Germany - continued
MTU Aero Engines Holdings AG	7,700	$ 570,225
Volkswagen AG	4,213	773,025
TOTAL GERMANY		14,536,697
Hong Kong - 3.2%
China Resources Power Holdings Co. Ltd.	240,000	467,448
CNOOC Ltd.	225,000	500,849
Swire Pacific Ltd. (A Shares)	138,300	1,948,387
Techtronic Industries Co. Ltd.	508,000	530,565
Wharf Holdings Ltd.	412,000	3,031,666
TOTAL HONG KONG		6,478,915
India - 0.9%
Bank of Baroda	40,995	816,476
Indian Overseas Bank	64,582	202,394
Reliance Industries Ltd.	14,883	278,724
State Bank of India	8,817	467,634
TOTAL INDIA		1,765,228
Indonesia - 0.8%
PT Bank Rakyat Indonesia Tbk	1,384,302	1,123,727
PT Semen Gresik (Persero) Tbk	455,500	506,409
TOTAL INDONESIA		1,630,136
Ireland - 0.3%
CRH PLC sponsored ADR (d)	30,200	598,866
Israel - 0.7%
Teva Pharmaceutical Industries Ltd. sponsored ADR	30,300	1,413,192
Italy - 2.0%
ENI SpA	44,800	973,517
Intesa Sanpaolo SpA	804,046	1,866,954
Prysmian SpA	15,800	293,086
UniCredit SpA	446,809	802,497
TOTAL ITALY		3,936,054
Japan - 19.1%
ABC-Mart, Inc.	15,700	607,887
Aisin Seiki Co. Ltd.	34,600	1,336,977
Asahi Glass Co. Ltd.	125,000	1,450,335
Canon, Inc.	25,400	1,224,890
Denso Corp.	50,600	1,810,594
Honda Motor Co. Ltd.	55,500	2,202,588
Common Stocks - continued
	Shares	Value
Japan - continued
Itochu Corp.	91,800	$ 1,061,547
Japan Retail Fund Investment Corp.	806	1,259,817
Japan Tobacco, Inc.	97	441,110
JSR Corp.	24,600	503,730
Kayaba Industry Co. Ltd.	55,000	449,490
Kubota Corp.	71,000	644,570
Mitsubishi Corp.	143,600	3,849,111
Mitsubishi UFJ Financial Group, Inc.	222,800	1,131,644
Mitsui & Co. Ltd.	126,500	2,391,444
Nippon Electric Glass Co. Ltd.	139,000	1,759,059
Nippon Telegraph & Telephone Corp.	9,900	489,736
Obic Co. Ltd.	3,990	788,513
ORIX Corp.	18,450	1,999,259
Promise Co. Ltd. (a)	33,200	292,034
Ricoh Co. Ltd.	38,000	410,784
Seven & i Holdings Co., Ltd.	21,700	618,872
SOFTBANK CORP.	13,000	508,413
Sumitomo Mitsui Financial Group, Inc.	115,300	3,628,161
Tokio Marine Holdings, Inc.	28,800	851,296
Tokyo Electron Ltd.	35,900	1,940,414
Tokyo Gas Co. Ltd.	568,000	2,708,452
Toyota Motor Corp.	16,200	661,521
USS Co. Ltd.	6,120	488,232
West Japan Railway Co.	14,200	604,236
Yamada Denki Co. Ltd.	5,880	469,850
TOTAL JAPAN		38,584,566
Korea (South) - 1.2%
Samsung Electronics Co. Ltd.	1,772	1,418,542
Shinhan Financial Group Co. Ltd.	14,475	693,388
Shinhan Financial Group Co. Ltd. sponsored ADR	3,500	336,070
TOTAL KOREA (SOUTH)		2,448,000
Luxembourg - 0.7%
ArcelorMittal SA:
(Netherlands)	11,800	367,806
Class A unit (d)	36,500	1,136,975
TOTAL LUXEMBOURG		1,504,781
Netherlands - 4.1%
Gemalto NV	23,412	1,118,010
ING Groep NV:
(Certificaten Van Aandelen) (a)	147,668	1,584,568
Common Stocks - continued
	Shares	Value
Netherlands - continued
ING Groep NV: - continued
sponsored ADR (a)(d)	221,700	$ 2,381,058
Koninklijke KPN NV (d)	92,873	1,327,240
Koninklijke Philips Electronics NV	39,700	986,015
Randstad Holdings NV	18,523	836,369
TOTAL NETHERLANDS		8,233,260
Norway - 2.1%
Aker Solutions ASA	96,860	1,705,358
DnB NOR ASA	68,400	998,485
Kvaerner ASA (a)	96,860	205,794
Telenor ASA	77,200	1,293,262
TOTAL NORWAY		4,202,899
Portugal - 0.6%
Energias de Portugal SA	377,671	1,313,229
Russia - 1.5%
Mechel Steel Group OAO sponsored ADR	27,200	676,736
OAO Gazprom sponsored ADR	68,600	1,005,676
Sberbank of Russia sponsored ADR	37,500	560,625
Uralkali JSC GDR (Reg. S)	14,600	719,196
TOTAL RUSSIA		2,962,233
Singapore - 1.4%
DBS Group Holdings Ltd.	32,224	415,595
United Overseas Bank Ltd.	98,480	1,672,479
Yanlord Land Group Ltd.	632,000	653,440
TOTAL SINGAPORE		2,741,514
South Africa - 0.2%
Impala Platinum Holdings Ltd.	16,400	420,708
Spain - 5.3%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (d)	78,014	812,906
Banco Santander SA (d)	79,358	835,237
Banco Santander SA sponsored ADR	293,466	2,996,288
Gestevision Telecinco SA (d)	55,950	525,762
Iberdrola SA	228,111	1,858,079
Iberdrola SA	6,002	48,899
International Consolidated Airlines Group SA (a)	119,000	463,567
Red Electrica Corporacion SA	9,500	519,181
Telefonica SA sponsored ADR	118,300	2,640,456
TOTAL SPAIN		10,700,375
Common Stocks - continued
	Shares	Value
Sweden - 0.2%
Telefonaktiebolaget LM Ericsson (B Shares)	33,034	$ 414,899
Switzerland - 5.1%
Lonza Group AG	7,764	662,811
Roche Holding AG (participation certificate)	25,475	4,579,194
Transocean Ltd. (United States)	31,339	1,929,229
Zurich Financial Services AG	13,027	3,107,297
TOTAL SWITZERLAND		10,278,531
Taiwan - 0.2%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	150,427	428,675
Thailand - 0.4%
Siam Commercial Bank PCL (For. Reg.)	167,600	712,054
Turkey - 0.4%
Turkcell Iletisim Hizmet AS sponsored ADR (a)	34,553	442,278
Turkiye Garanti Bankasi AS	86,000	379,756
TOTAL TURKEY		822,034
United Kingdom - 19.9%
Aberdeen Asset Management PLC	225,960	817,914
Aegis Group PLC	359,100	913,723
Anglo American PLC (United Kingdom)	57,917	2,757,220
Aviva PLC	134,028	872,933
BAE Systems PLC	140,500	701,160
Barclays PLC	657,790	2,387,043
BP PLC sponsored ADR	117,935	5,358,966
Centrica PLC	90,825	457,135
GlaxoSmithKline PLC sponsored ADR	74,900	3,327,058
HSBC Holdings PLC sponsored ADR	16,570	809,776
Imperial Tobacco Group PLC	28,604	994,065
International Power PLC	99,879	501,230
Kazakhmys PLC	9,600	212,436
Lloyds Banking Group PLC (a)	1,604,800	1,133,749
Meggitt PLC	59,100	376,723
Next PLC	12,800	499,046
Prudential PLC	126,847	1,428,964
Rio Tinto PLC	9,902	699,033
Royal Dutch Shell PLC Class A sponsored ADR (d)	126,600	9,312,694
Vedanta Resources PLC	31,600	918,180
Vodafone Group PLC sponsored ADR	158,512	4,454,187
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Wolseley PLC	16,262	$ 484,527
Xstrata PLC	32,300	686,922
TOTAL UNITED KINGDOM		40,104,684
TOTAL COMMON STOCKS (Cost $214,755,996)		198,785,121
Nonconvertible Preferred Stocks - 0.9%

Germany - 0.3%
Volkswagen AG	2,800	561,032
Italy - 0.6%
Fiat Industrial SpA (a)	45,300	338,790
Fiat SpA (Risparmio Shares)	43,100	309,022
Telecom Italia SpA (Risparmio Shares)	623,000	669,946
TOTAL ITALY		1,317,758
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,755,998)		1,878,790
Money Market Funds - 8.7%

Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c) (Cost $17,487,178)	17,487,178	17,487,178
TOTAL INVESTMENT PORTFOLIO - 108.3% (Cost $233,999,172)		218,151,089
NET OTHER ASSETS (LIABILITIES) - (8.3)%		(16,680,834)
NET ASSETS - 100%		$ 201,470,255
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,329
Fidelity Securities Lending Cash Central Fund	200,945
Total	$ 204,274
Other Information

The following is a summary of the inputs used, as of July 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 40,104,684	$ 33,582,962	$ 6,521,722	$ -
Japan	38,584,566	28,601,456	9,983,110	-
France	18,497,097	18,497,097	-	-
Germany	15,097,729	15,097,729	-	-
Spain	10,700,375	9,816,239	884,136	-
Switzerland	10,278,531	10,278,531	-	-
Netherlands	8,233,260	5,662,677	2,570,583	-
Canada	7,487,480	7,487,480	-	-
Hong Kong	6,478,915	5,978,066	500,849	-
Other	45,201,274	40,092,062	5,109,212	-
Money Market Funds	17,487,178	17,487,178	-	-
Total Investments in Securities:	$ 218,151,089	$ 192,581,477	$ 25,569,612	$ -
Income Tax Information

At July 31, 2011, the cost of investment securities for income tax purposes was $234,676,417. Net unrealized depreciation aggregated $16,525,328, of which $16,519,307 related to appreciated investment securities and $33,044,635 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International
Value Fund

July 31, 2011

1.834741.105

FIV-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
Australia - 2.4%
Australia & New Zealand Banking Group Ltd.	22,301	$ 510,356
Commonwealth Bank of Australia	10,412	563,607
Macquarie Group Ltd.	55,244	1,673,329
Wesfarmers Ltd.	14,591	470,011
Westfield Group unit	189,656	1,658,590
TOTAL AUSTRALIA		4,875,893
Bailiwick of Guernsey - 0.3%
Resolution Ltd.	112,600	510,540
Bailiwick of Jersey - 1.1%
Informa PLC	83,164	551,549
United Business Media Ltd.	114,000	1,012,440
WPP PLC	58,256	660,308
TOTAL BAILIWICK OF JERSEY		2,224,297
Bermuda - 0.7%
China Yurun Food Group Ltd.	177,000	556,404
Seadrill Ltd.	24,100	842,363
TOTAL BERMUDA		1,398,767
Brazil - 1.5%
Banco do Brasil SA	63,938	1,083,632
Banco Santander (Brasil) SA ADR	42,000	389,760
Cyrela Brazil Realty SA	35,700	349,819
Itau Unibanco Banco Multiplo SA sponsored ADR	10,933	222,705
OGX Petroleo e Gas Participacoes SA (a)	44,400	369,809
Telecomunicacoes de Sao Paulo SA sponsored ADR	18,290	580,159
TOTAL BRAZIL		2,995,884
Canada - 3.7%
Kinross Gold Corp.	58,700	958,468
Petrobank Energy & Resources Ltd. (a)	28,700	444,589
Petrominerales Ltd.	22,713	724,610
Potash Corp. of Saskatchewan, Inc.	7,700	444,559
Power Corp. of Canada (sub. vtg.) (d)	21,400	567,815
Suncor Energy, Inc.	20,600	789,588
The Toronto-Dominion Bank	15,000	1,200,911
Uranium One, Inc.	216,000	761,901
Yamana Gold, Inc.	122,500	1,595,039
TOTAL CANADA		7,487,480
Cayman Islands - 0.5%
China High Speed Transmission Equipment Group Co. Ltd.	220,000	171,624
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
China ZhengTong Auto Services Holdings Ltd.	154,000	$ 203,521
Hengdeli Holdings Ltd.	1,152,000	572,024
TOTAL CAYMAN ISLANDS		947,169
China - 0.9%
China Merchants Bank Co. Ltd. (H Shares)	274,072	650,560
Industrial & Commercial Bank of China Ltd. (H Shares)	1,083,000	824,013
Nine Dragons Paper (Holdings) Ltd.	464,000	392,928
TOTAL CHINA		1,867,501
Denmark - 0.9%
Novo Nordisk A/S Series B	4,193	512,872
Pandora A/S (d)	17,600	504,404
Vestas Wind Systems AS (a)(d)	33,105	731,687
TOTAL DENMARK		1,748,963
France - 9.2%
Alstom SA	13,023	687,763
Atos Origin SA	14,238	786,401
AXA SA sponsored ADR	208,100	3,891,470
BNP Paribas SA	44,993	2,939,230
Christian Dior SA	9,000	1,441,879
Compagnie de St. Gobain	11,977	695,250
PPR SA	6,500	1,204,799
Schneider Electric SA	4,575	664,919
Societe Generale Series A	58,975	2,943,382
Total SA sponsored ADR	17,300	935,411
Unibail-Rodamco	8,166	1,823,357
VINCI SA	8,300	483,236
TOTAL FRANCE		18,497,097
Germany - 7.2%
Allianz AG sponsored ADR	47,100	614,655
BASF AG	18,700	1,698,664
Bayer AG	14,418	1,158,674
Bayerische Motoren Werke AG (BMW)	11,272	1,130,817
Daimler AG (United States) (d)	30,300	2,186,145
Deutsche Boerse AG (a)	8,300	616,328
E.ON AG	84,623	2,336,971
HeidelbergCement AG	26,600	1,469,567
Kabel Deutschland Holding AG (a)	10,000	564,179
Metro AG	25,600	1,417,447
Common Stocks - continued
	Shares	Value
Germany - continued
MTU Aero Engines Holdings AG	7,700	$ 570,225
Volkswagen AG	4,213	773,025
TOTAL GERMANY		14,536,697
Hong Kong - 3.2%
China Resources Power Holdings Co. Ltd.	240,000	467,448
CNOOC Ltd.	225,000	500,849
Swire Pacific Ltd. (A Shares)	138,300	1,948,387
Techtronic Industries Co. Ltd.	508,000	530,565
Wharf Holdings Ltd.	412,000	3,031,666
TOTAL HONG KONG		6,478,915
India - 0.9%
Bank of Baroda	40,995	816,476
Indian Overseas Bank	64,582	202,394
Reliance Industries Ltd.	14,883	278,724
State Bank of India	8,817	467,634
TOTAL INDIA		1,765,228
Indonesia - 0.8%
PT Bank Rakyat Indonesia Tbk	1,384,302	1,123,727
PT Semen Gresik (Persero) Tbk	455,500	506,409
TOTAL INDONESIA		1,630,136
Ireland - 0.3%
CRH PLC sponsored ADR (d)	30,200	598,866
Israel - 0.7%
Teva Pharmaceutical Industries Ltd. sponsored ADR	30,300	1,413,192
Italy - 2.0%
ENI SpA	44,800	973,517
Intesa Sanpaolo SpA	804,046	1,866,954
Prysmian SpA	15,800	293,086
UniCredit SpA	446,809	802,497
TOTAL ITALY		3,936,054
Japan - 19.1%
ABC-Mart, Inc.	15,700	607,887
Aisin Seiki Co. Ltd.	34,600	1,336,977
Asahi Glass Co. Ltd.	125,000	1,450,335
Canon, Inc.	25,400	1,224,890
Denso Corp.	50,600	1,810,594
Honda Motor Co. Ltd.	55,500	2,202,588
Common Stocks - continued
	Shares	Value
Japan - continued
Itochu Corp.	91,800	$ 1,061,547
Japan Retail Fund Investment Corp.	806	1,259,817
Japan Tobacco, Inc.	97	441,110
JSR Corp.	24,600	503,730
Kayaba Industry Co. Ltd.	55,000	449,490
Kubota Corp.	71,000	644,570
Mitsubishi Corp.	143,600	3,849,111
Mitsubishi UFJ Financial Group, Inc.	222,800	1,131,644
Mitsui & Co. Ltd.	126,500	2,391,444
Nippon Electric Glass Co. Ltd.	139,000	1,759,059
Nippon Telegraph & Telephone Corp.	9,900	489,736
Obic Co. Ltd.	3,990	788,513
ORIX Corp.	18,450	1,999,259
Promise Co. Ltd. (a)	33,200	292,034
Ricoh Co. Ltd.	38,000	410,784
Seven & i Holdings Co., Ltd.	21,700	618,872
SOFTBANK CORP.	13,000	508,413
Sumitomo Mitsui Financial Group, Inc.	115,300	3,628,161
Tokio Marine Holdings, Inc.	28,800	851,296
Tokyo Electron Ltd.	35,900	1,940,414
Tokyo Gas Co. Ltd.	568,000	2,708,452
Toyota Motor Corp.	16,200	661,521
USS Co. Ltd.	6,120	488,232
West Japan Railway Co.	14,200	604,236
Yamada Denki Co. Ltd.	5,880	469,850
TOTAL JAPAN		38,584,566
Korea (South) - 1.2%
Samsung Electronics Co. Ltd.	1,772	1,418,542
Shinhan Financial Group Co. Ltd.	14,475	693,388
Shinhan Financial Group Co. Ltd. sponsored ADR	3,500	336,070
TOTAL KOREA (SOUTH)		2,448,000
Luxembourg - 0.7%
ArcelorMittal SA:
(Netherlands)	11,800	367,806
Class A unit (d)	36,500	1,136,975
TOTAL LUXEMBOURG		1,504,781
Netherlands - 4.1%
Gemalto NV	23,412	1,118,010
ING Groep NV:
(Certificaten Van Aandelen) (a)	147,668	1,584,568
Common Stocks - continued
	Shares	Value
Netherlands - continued
ING Groep NV: - continued
sponsored ADR (a)(d)	221,700	$ 2,381,058
Koninklijke KPN NV (d)	92,873	1,327,240
Koninklijke Philips Electronics NV	39,700	986,015
Randstad Holdings NV	18,523	836,369
TOTAL NETHERLANDS		8,233,260
Norway - 2.1%
Aker Solutions ASA	96,860	1,705,358
DnB NOR ASA	68,400	998,485
Kvaerner ASA (a)	96,860	205,794
Telenor ASA	77,200	1,293,262
TOTAL NORWAY		4,202,899
Portugal - 0.6%
Energias de Portugal SA	377,671	1,313,229
Russia - 1.5%
Mechel Steel Group OAO sponsored ADR	27,200	676,736
OAO Gazprom sponsored ADR	68,600	1,005,676
Sberbank of Russia sponsored ADR	37,500	560,625
Uralkali JSC GDR (Reg. S)	14,600	719,196
TOTAL RUSSIA		2,962,233
Singapore - 1.4%
DBS Group Holdings Ltd.	32,224	415,595
United Overseas Bank Ltd.	98,480	1,672,479
Yanlord Land Group Ltd.	632,000	653,440
TOTAL SINGAPORE		2,741,514
South Africa - 0.2%
Impala Platinum Holdings Ltd.	16,400	420,708
Spain - 5.3%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (d)	78,014	812,906
Banco Santander SA (d)	79,358	835,237
Banco Santander SA sponsored ADR	293,466	2,996,288
Gestevision Telecinco SA (d)	55,950	525,762
Iberdrola SA	228,111	1,858,079
Iberdrola SA	6,002	48,899
International Consolidated Airlines Group SA (a)	119,000	463,567
Red Electrica Corporacion SA	9,500	519,181
Telefonica SA sponsored ADR	118,300	2,640,456
TOTAL SPAIN		10,700,375
Common Stocks - continued
	Shares	Value
Sweden - 0.2%
Telefonaktiebolaget LM Ericsson (B Shares)	33,034	$ 414,899
Switzerland - 5.1%
Lonza Group AG	7,764	662,811
Roche Holding AG (participation certificate)	25,475	4,579,194
Transocean Ltd. (United States)	31,339	1,929,229
Zurich Financial Services AG	13,027	3,107,297
TOTAL SWITZERLAND		10,278,531
Taiwan - 0.2%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	150,427	428,675
Thailand - 0.4%
Siam Commercial Bank PCL (For. Reg.)	167,600	712,054
Turkey - 0.4%
Turkcell Iletisim Hizmet AS sponsored ADR (a)	34,553	442,278
Turkiye Garanti Bankasi AS	86,000	379,756
TOTAL TURKEY		822,034
United Kingdom - 19.9%
Aberdeen Asset Management PLC	225,960	817,914
Aegis Group PLC	359,100	913,723
Anglo American PLC (United Kingdom)	57,917	2,757,220
Aviva PLC	134,028	872,933
BAE Systems PLC	140,500	701,160
Barclays PLC	657,790	2,387,043
BP PLC sponsored ADR	117,935	5,358,966
Centrica PLC	90,825	457,135
GlaxoSmithKline PLC sponsored ADR	74,900	3,327,058
HSBC Holdings PLC sponsored ADR	16,570	809,776
Imperial Tobacco Group PLC	28,604	994,065
International Power PLC	99,879	501,230
Kazakhmys PLC	9,600	212,436
Lloyds Banking Group PLC (a)	1,604,800	1,133,749
Meggitt PLC	59,100	376,723
Next PLC	12,800	499,046
Prudential PLC	126,847	1,428,964
Rio Tinto PLC	9,902	699,033
Royal Dutch Shell PLC Class A sponsored ADR (d)	126,600	9,312,694
Vedanta Resources PLC	31,600	918,180
Vodafone Group PLC sponsored ADR	158,512	4,454,187
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Wolseley PLC	16,262	$ 484,527
Xstrata PLC	32,300	686,922
TOTAL UNITED KINGDOM		40,104,684
TOTAL COMMON STOCKS (Cost $214,755,996)		198,785,121
Nonconvertible Preferred Stocks - 0.9%

Germany - 0.3%
Volkswagen AG	2,800	561,032
Italy - 0.6%
Fiat Industrial SpA (a)	45,300	338,790
Fiat SpA (Risparmio Shares)	43,100	309,022
Telecom Italia SpA (Risparmio Shares)	623,000	669,946
TOTAL ITALY		1,317,758
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,755,998)		1,878,790
Money Market Funds - 8.7%

Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c) (Cost $17,487,178)	17,487,178	17,487,178
TOTAL INVESTMENT PORTFOLIO - 108.3% (Cost $233,999,172)		218,151,089
NET OTHER ASSETS (LIABILITIES) - (8.3)%		(16,680,834)
NET ASSETS - 100%		$ 201,470,255
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,329
Fidelity Securities Lending Cash Central Fund	200,945
Total	$ 204,274
Other Information

The following is a summary of the inputs used, as of July 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 40,104,684	$ 33,582,962	$ 6,521,722	$ -
Japan	38,584,566	28,601,456	9,983,110	-
France	18,497,097	18,497,097	-	-
Germany	15,097,729	15,097,729	-	-
Spain	10,700,375	9,816,239	884,136	-
Switzerland	10,278,531	10,278,531	-	-
Netherlands	8,233,260	5,662,677	2,570,583	-
Canada	7,487,480	7,487,480	-	-
Hong Kong	6,478,915	5,978,066	500,849	-
Other	45,201,274	40,092,062	5,109,212	-
Money Market Funds	17,487,178	17,487,178	-	-
Total Investments in Securities:	$ 218,151,089	$ 192,581,477	$ 25,569,612	$ -
Income Tax Information

At July 31, 2011, the cost of investment securities for income tax purposes was $234,676,417. Net unrealized depreciation aggregated $16,525,328, of which $16,519,307 related to appreciated investment securities and $33,044,635 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Japan Fund

July 31, 2011

1.804854.107

JPN-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
CONSUMER DISCRETIONARY - 24.0%
Auto Components - 1.1%
Yokohama Rubber Co. Ltd.	1,005,000	$ 6,111,090
Automobiles - 12.0%
Honda Motor Co. Ltd.	632,500	25,101,567
Suzuki Motor Corp.	335,300	7,802,538
Toyota Motor Corp.	851,900	34,787,008
		67,691,113
Household Durables - 5.7%
Funai Electric Co. Ltd.	190,500	4,967,628
Panasonic Corp.	1,365,800	16,244,342
Sony Corp.	436,700	10,956,309
		32,168,279
Media - 1.2%
Avex Group Holdings, Inc.	476,800	6,486,190
Multiline Retail - 1.8%
Marui Group Co. Ltd.	1,226,200	10,084,904
Specialty Retail - 0.8%
EDION Corp.	455,300	4,750,288
Textiles, Apparel & Luxury Goods - 1.4%
Asics Corp.	533,000	8,123,290
TOTAL CONSUMER DISCRETIONARY		135,415,154
CONSUMER STAPLES - 8.9%
Food & Staples Retailing - 1.4%
Lawson, Inc.	145,700	7,884,629
Food Products - 0.6%
Nisshin Oillio Group Ltd.	739,000	3,543,052
Personal Products - 3.8%
Kao Corp.	415,300	11,768,587
Shiseido Co. Ltd.	480,800	9,245,553
		21,014,140
Tobacco - 3.1%
Japan Tobacco, Inc.	3,863	17,567,076
TOTAL CONSUMER STAPLES		50,008,897
ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
INPEX Corp.	617	4,801,962
FINANCIALS - 15.6%
Commercial Banks - 8.4%
Mitsubishi UFJ Financial Group, Inc.	4,312,100	21,901,988
Sumitomo Mitsui Financial Group, Inc.	402,000	12,649,788
Sumitomo Mitsui Trust Holdings, Inc.	3,501,130	12,919,131
		47,470,907
Insurance - 1.7%
Tokio Marine Holdings, Inc.	314,300	9,290,359

	Shares	Value
Real Estate Investment Trusts - 2.9%
Frontier Real Estate Investment Corp.	850	$ 7,719,743
Japan Logistics Fund, Inc.	931	8,479,582
		16,199,325
Real Estate Management & Development - 2.6%
Nomura Real Estate Holdings, Inc.	801,100	14,728,208
TOTAL FINANCIALS		87,688,799
HEALTH CARE - 6.7%
Health Care Equipment & Supplies - 1.4%
Terumo Corp.	144,500	8,129,475
Health Care Providers & Services - 1.5%
Message Co. Ltd. (c)	2,407	8,544,045
Pharmaceuticals - 3.8%
Astellas Pharma, Inc.	413,300	16,088,440
Rohto Pharmaceutical Co. Ltd.	418,000	5,007,419
		21,095,859
TOTAL HEALTH CARE		37,769,379
INDUSTRIALS - 11.2%
Building Products - 1.4%
Daikin Industries Ltd.	211,300	7,519,661
Electrical Equipment - 2.3%
GS Yuasa Corp.	1,124,000	7,827,766
Nidec Corp.	53,200	5,294,518
		13,122,284
Machinery - 1.3%
Makita Corp.	155,300	7,324,615
Road & Rail - 2.3%
Sankyu, Inc.	1,370,000	6,621,711
West Japan Railway Co.	151,100	6,429,578
		13,051,289
Trading Companies & Distributors - 3.9%
Mitsui & Co. Ltd.	609,100	11,514,851
Sumitomo Corp.	729,300	10,309,601
		21,824,452
TOTAL INDUSTRIALS		62,842,301
INFORMATION TECHNOLOGY - 18.9%
Computers & Peripherals - 5.1%
Fujitsu Ltd.	2,299,000	13,561,307
Toshiba Corp.	2,943,000	15,295,264
		28,856,571
Electronic Equipment & Components - 6.1%
Daishinku Corp.	523,000	2,344,377
Fujifilm Holdings Corp.	284,300	8,617,838
Horiba Ltd.	286,600	9,555,195
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Mitsumi Electric Co. Ltd.	415,300	$ 4,046,969
Shimadzu Corp.	1,033,000	9,596,505
		34,160,884
Internet Software & Services - 1.2%
Yahoo! Japan Corp.	19,727	7,002,425
IT Services - 2.8%
Otsuka Corp.	237,200	15,779,432
Office Electronics - 2.1%
Canon, Inc.	241,700	11,655,746
Semiconductors & Semiconductor Equipment - 1.6%
ROHM Co. Ltd.	155,300	9,080,101
TOTAL INFORMATION TECHNOLOGY		106,535,159
MATERIALS - 6.5%
Chemicals - 5.2%
JSP Corp.	28,500	531,378
Nippon Shokubai Co. Ltd.	506,000	6,627,012
Shin-Etsu Chemical Co., Ltd.	189,200	10,238,654
Toray Industries, Inc.	1,553,000	12,086,624
		29,483,668
Metals & Mining - 1.3%
Hitachi Metals Ltd.	520,000	7,377,899
TOTAL MATERIALS		36,861,567

	Shares	Value
TELECOMMUNICATION SERVICES - 3.3%
Wireless Telecommunication Services - 3.3%
NTT DoCoMo, Inc.	5,660	$ 10,476,002
SOFTBANK CORP.	211,800	8,283,220
		18,759,222
TOTAL COMMON STOCKS (Cost $563,173,979)		540,682,440
Money Market Funds - 3.0%

Fidelity Cash Central Fund, 0.14% (a)	16,734,223	16,734,223
Fidelity Securities Lending Cash Central Fund, 0.15% (a)(b)	368,715	368,715
TOTAL MONEY MARKET FUNDS (Cost $17,102,938)		17,102,938
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $580,276,917)		557,785,378
NET OTHER ASSETS (LIABILITIES) - 1.0%		5,664,191
NET ASSETS - 100%		$ 563,449,569
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,133
Fidelity Securities Lending Cash Central Fund	2,289
Total	$ 20,422
Other Information

The following is a summary of the inputs used, as of July 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 135,415,154	$ 48,325,928	$ 87,089,226	$ -
Consumer Staples	50,008,897	50,008,897	-	-
Energy	4,801,962	4,801,962	-	-
Financials	87,688,799	53,137,023	34,551,776	-
Health Care	37,769,379	37,769,379	-	-
Industrials	62,842,301	57,547,783	5,294,518	-
Information Technology	106,535,159	94,879,413	11,655,746	-
Materials	36,861,567	36,861,567	-	-
Telecommunication Services	18,759,222	8,283,220	10,476,002	-
Money Market Funds	17,102,938	17,102,938	-	-
Total Investments in Securities:	$ 557,785,378	$ 408,718,110	$ 149,067,268	$ -
Income Tax Information

At July 31, 2011, the cost of investment securities for income tax purposes was $591,134,099. Net unrealized depreciation aggregated $33,348,721, of which $21,040,625 related to appreciated investment securities and $54,389,346 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Japan Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2011

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Japan Fund

1.917404.100

AJPNA-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
CONSUMER DISCRETIONARY - 24.0%
Auto Components - 1.1%
Yokohama Rubber Co. Ltd.	1,005,000	$ 6,111,090
Automobiles - 12.0%
Honda Motor Co. Ltd.	632,500	25,101,567
Suzuki Motor Corp.	335,300	7,802,538
Toyota Motor Corp.	851,900	34,787,008
		67,691,113
Household Durables - 5.7%
Funai Electric Co. Ltd.	190,500	4,967,628
Panasonic Corp.	1,365,800	16,244,342
Sony Corp.	436,700	10,956,309
		32,168,279
Media - 1.2%
Avex Group Holdings, Inc.	476,800	6,486,190
Multiline Retail - 1.8%
Marui Group Co. Ltd.	1,226,200	10,084,904
Specialty Retail - 0.8%
EDION Corp.	455,300	4,750,288
Textiles, Apparel & Luxury Goods - 1.4%
Asics Corp.	533,000	8,123,290
TOTAL CONSUMER DISCRETIONARY		135,415,154
CONSUMER STAPLES - 8.9%
Food & Staples Retailing - 1.4%
Lawson, Inc.	145,700	7,884,629
Food Products - 0.6%
Nisshin Oillio Group Ltd.	739,000	3,543,052
Personal Products - 3.8%
Kao Corp.	415,300	11,768,587
Shiseido Co. Ltd.	480,800	9,245,553
		21,014,140
Tobacco - 3.1%
Japan Tobacco, Inc.	3,863	17,567,076
TOTAL CONSUMER STAPLES		50,008,897
ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
INPEX Corp.	617	4,801,962
FINANCIALS - 15.6%
Commercial Banks - 8.4%
Mitsubishi UFJ Financial Group, Inc.	4,312,100	21,901,988
Sumitomo Mitsui Financial Group, Inc.	402,000	12,649,788
Sumitomo Mitsui Trust Holdings, Inc.	3,501,130	12,919,131
		47,470,907
Insurance - 1.7%
Tokio Marine Holdings, Inc.	314,300	9,290,359

	Shares	Value
Real Estate Investment Trusts - 2.9%
Frontier Real Estate Investment Corp.	850	$ 7,719,743
Japan Logistics Fund, Inc.	931	8,479,582
		16,199,325
Real Estate Management & Development - 2.6%
Nomura Real Estate Holdings, Inc.	801,100	14,728,208
TOTAL FINANCIALS		87,688,799
HEALTH CARE - 6.7%
Health Care Equipment & Supplies - 1.4%
Terumo Corp.	144,500	8,129,475
Health Care Providers & Services - 1.5%
Message Co. Ltd. (c)	2,407	8,544,045
Pharmaceuticals - 3.8%
Astellas Pharma, Inc.	413,300	16,088,440
Rohto Pharmaceutical Co. Ltd.	418,000	5,007,419
		21,095,859
TOTAL HEALTH CARE		37,769,379
INDUSTRIALS - 11.2%
Building Products - 1.4%
Daikin Industries Ltd.	211,300	7,519,661
Electrical Equipment - 2.3%
GS Yuasa Corp.	1,124,000	7,827,766
Nidec Corp.	53,200	5,294,518
		13,122,284
Machinery - 1.3%
Makita Corp.	155,300	7,324,615
Road & Rail - 2.3%
Sankyu, Inc.	1,370,000	6,621,711
West Japan Railway Co.	151,100	6,429,578
		13,051,289
Trading Companies & Distributors - 3.9%
Mitsui & Co. Ltd.	609,100	11,514,851
Sumitomo Corp.	729,300	10,309,601
		21,824,452
TOTAL INDUSTRIALS		62,842,301
INFORMATION TECHNOLOGY - 18.9%
Computers & Peripherals - 5.1%
Fujitsu Ltd.	2,299,000	13,561,307
Toshiba Corp.	2,943,000	15,295,264
		28,856,571
Electronic Equipment & Components - 6.1%
Daishinku Corp.	523,000	2,344,377
Fujifilm Holdings Corp.	284,300	8,617,838
Horiba Ltd.	286,600	9,555,195
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Mitsumi Electric Co. Ltd.	415,300	$ 4,046,969
Shimadzu Corp.	1,033,000	9,596,505
		34,160,884
Internet Software & Services - 1.2%
Yahoo! Japan Corp.	19,727	7,002,425
IT Services - 2.8%
Otsuka Corp.	237,200	15,779,432
Office Electronics - 2.1%
Canon, Inc.	241,700	11,655,746
Semiconductors & Semiconductor Equipment - 1.6%
ROHM Co. Ltd.	155,300	9,080,101
TOTAL INFORMATION TECHNOLOGY		106,535,159
MATERIALS - 6.5%
Chemicals - 5.2%
JSP Corp.	28,500	531,378
Nippon Shokubai Co. Ltd.	506,000	6,627,012
Shin-Etsu Chemical Co., Ltd.	189,200	10,238,654
Toray Industries, Inc.	1,553,000	12,086,624
		29,483,668
Metals & Mining - 1.3%
Hitachi Metals Ltd.	520,000	7,377,899
TOTAL MATERIALS		36,861,567

	Shares	Value
TELECOMMUNICATION SERVICES - 3.3%
Wireless Telecommunication Services - 3.3%
NTT DoCoMo, Inc.	5,660	$ 10,476,002
SOFTBANK CORP.	211,800	8,283,220
		18,759,222
TOTAL COMMON STOCKS (Cost $563,173,979)		540,682,440
Money Market Funds - 3.0%

Fidelity Cash Central Fund, 0.14% (a)	16,734,223	16,734,223
Fidelity Securities Lending Cash Central Fund, 0.15% (a)(b)	368,715	368,715
TOTAL MONEY MARKET FUNDS (Cost $17,102,938)		17,102,938
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $580,276,917)		557,785,378
NET OTHER ASSETS (LIABILITIES) - 1.0%		5,664,191
NET ASSETS - 100%		$ 563,449,569
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,133
Fidelity Securities Lending Cash Central Fund	2,289
Total	$ 20,422
Other Information

The following is a summary of the inputs used, as of July 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 135,415,154	$ 48,325,928	$ 87,089,226	$ -
Consumer Staples	50,008,897	50,008,897	-	-
Energy	4,801,962	4,801,962	-	-
Financials	87,688,799	53,137,023	34,551,776	-
Health Care	37,769,379	37,769,379	-	-
Industrials	62,842,301	57,547,783	5,294,518	-
Information Technology	106,535,159	94,879,413	11,655,746	-
Materials	36,861,567	36,861,567	-	-
Telecommunication Services	18,759,222	8,283,220	10,476,002	-
Money Market Funds	17,102,938	17,102,938	-	-
Total Investments in Securities:	$ 557,785,378	$ 408,718,110	$ 149,067,268	$ -
Income Tax Information

At July 31, 2011, the cost of investment securities for income tax purposes was $591,134,099. Net unrealized depreciation aggregated $33,348,721, of which $21,040,625 related to appreciated investment securities and $54,389,346 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Japan Smaller Companies Fund

July 31, 2011

1.804823.107

JSC-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 21.3%
Auto Components - 3.5%
Nippon Seiki Co. Ltd.	47,000	$ 557,539
Stanley Electric Co. Ltd.	674,900	11,504,824
Yachiyo Industry Co. Ltd.	17,600	129,888
		12,192,251
Automobiles - 2.4%
Honda Motor Co. Ltd.	19,300	765,945
Mazda Motor Corp. (a)	2,003,000	5,543,286
Nissan Motor Co. Ltd.	211,000	2,253,518
		8,562,749
Hotels, Restaurants & Leisure - 0.1%
Starbucks Coffee Japan Ltd.	306	178,117
Household Durables - 2.4%
Hitachi Koki Co. Ltd.	213,600	1,956,578
Koshidaka Holdings Co. Ltd. (d)	221	2,638,849
Rinnai Corp.	19,000	1,471,318
West Holdings Corp. (d)	121,600	2,346,209
		8,412,954
Internet & Catalog Retail - 1.3%
Start Today Co. Ltd. (d)	180,400	4,481,580
Media - 3.5%
CyberAgent, Inc.	3,156	11,030,520
Opt, Inc. (d)	582	838,612
Proto Corp.	14,100	509,846
		12,378,978
Specialty Retail - 7.4%
ABC-Mart, Inc.	22,300	863,431
Bals Corp.	958	858,858
Bell-Park Co., Ltd.	104	156,747
Fast Retailing Co. Ltd.	18,300	3,252,699
K'S Denki Corp.	132,900	6,224,966
MEGANE TOP CO. LTD.	284,290	4,624,584
Otsuka Kagu Ltd.	67,500	633,210
Pal Co. Ltd.	122,400	4,243,009
Point, Inc.	110,240	4,955,894
		25,813,398
Textiles, Apparel & Luxury Goods - 0.7%
Fuji Spinning Co. Ltd.	969,000	2,442,487
TOTAL CONSUMER DISCRETIONARY		74,462,514
CONSUMER STAPLES - 5.9%
Household Products - 5.9%
Pigeon Corp.	534,800	20,505,357
FINANCIALS - 14.8%
Capital Markets - 0.2%
Sawada Holdings Co. Ltd. (a)	82,400	885,400
Consumer Finance - 0.9%
Aeon Credit Service Co. Ltd.	223,300	3,147,931

	Shares	Value
Diversified Financial Services - 9.4%
Japan Securities Finance Co. Ltd.	322,000	$ 2,033,288
ORIX Corp.	182,300	19,754,200
Osaka Securities Exchange Co. Ltd.	2,212	11,065,030
		32,852,518
Real Estate Management & Development - 4.3%
Airport Facilities Co. Ltd.	164,300	663,903
Mitsui Fudosan Co. Ltd.	66,000	1,259,715
Takara Leben Co. Ltd. (e)	1,949,600	12,817,483
Toho Real Estate Co. Ltd.	46,000	248,035
		14,989,136
TOTAL FINANCIALS		51,874,985
HEALTH CARE - 6.0%
Biotechnology - 2.6%
Sosei Group Corp. (a)	4,801	9,044,956
Health Care Equipment & Supplies - 2.9%
Nikkiso Co. Ltd.	420,000	4,147,340
Olympus Corp.	156,100	5,567,394
Sysmex Corp.	8,900	340,551
		10,055,285
Pharmaceuticals - 0.5%
Rohto Pharmaceutical Co. Ltd.	146,000	1,749,003
TOTAL HEALTH CARE		20,849,244
INDUSTRIALS - 21.3%
Airlines - 1.3%
Skymark Airlines, Inc.	291,500	4,442,662
Building Products - 5.3%
Asahi Glass Co. Ltd.	351,000	4,072,540
Daikin Industries Ltd.	148,800	5,295,436
JS Group Corp.	120,900	3,027,016
Nichias Corp.	888,000	5,491,951
Shinko Kogyo Co. Ltd.	210,000	815,825
		18,702,768
Construction & Engineering - 0.1%
Yahagi Construction Co. Ltd.	49,800	255,584
Electrical Equipment - 1.5%
Mitsubishi Electric Corp.	448,000	5,279,491
Machinery - 11.2%
Asahi Diamond Industrial Co. Ltd.	314,300	7,444,539
Fanuc Corp.	31,300	5,941,571
HIRANO TECSEED Co. Ltd.	259,000	3,112,779
Hoshizaki Electric Co. Ltd.	103,800	2,356,118
Kubota Corp.	792,000	7,190,129
Makita Corp.	76,000	3,584,486
Miura Co. Ltd.	15,800	455,124
Nabtesco Corp.	45,700	1,159,052
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Nitta Corp.	207,700	$ 4,201,766
SMC Corp.	20,400	3,761,138
		39,206,702
Marine - 0.0%
Japan Transcity Corp.	55,000	177,223
Professional Services - 0.4%
Fullcast Holdings Co. Ltd. (a)(d)	5,034	1,323,825
Road & Rail - 0.3%
Sankyu, Inc.	209,000	1,010,173
Trading Companies & Distributors - 1.2%
Mitsui & Co. Ltd.	172,100	3,253,498
MonotaRO Co. Ltd.	13,100	311,649
Tomoe Engineering Co. Ltd.	29,000	585,539
		4,150,686
TOTAL INDUSTRIALS		74,549,114
INFORMATION TECHNOLOGY - 19.5%
Computers & Peripherals - 0.7%
Fujitsu Ltd.	349,000	2,058,676
Mutoh Holdings Co. Ltd.	206,000	436,276
		2,494,952
Electronic Equipment & Components - 4.8%
Citizen Holdings Co. Ltd.	1,530,700	9,228,153
Hitachi High-Technologies Corp.	47,600	1,031,596
Kyocera Corp.	19,400	2,079,517
Mitsumi Electric Co. Ltd.	61,300	597,349
Origin Electric Co. Ltd.	679,000	3,264,211
Shinko Shoji Co. Ltd.	66,700	537,309
		16,738,135
Internet Software & Services - 11.6%
DeNA Co. Ltd.	142,700	7,128,974
GREE, Inc. (d)	959,700	22,033,263
Kakaku.com, Inc.	286,800	11,346,794
		40,509,031
IT Services - 0.2%
CAC Corp.	65,700	540,351
NEC Fielding Ltd.	12,200	155,660
		696,011
Semiconductors & Semiconductor Equipment - 1.5%
Shinko Electric Industries Co.Ltd. (d)	648,200	5,390,086
Software - 0.7%
Capcom Co. Ltd.	48,400	1,268,405
Nintendo Co. Ltd.	7,400	1,181,654
		2,450,059
TOTAL INFORMATION TECHNOLOGY		68,278,274

	Shares	Value
MATERIALS - 11.0%
Chemicals - 4.1%
JSP Corp.	25,000	$ 466,121
Kanto Denka Kogyo Co. Ltd. (d)	721,000	4,983,720
Mitsubishi Chemical Holdings Corp.	238,000	1,864,666
Nippon Shokubai Co. Ltd.	109,000	1,427,558
STELLA CHEMIFA Corp. (d)	115,200	3,521,933
Toray Industries, Inc.	260,000	2,023,517
		14,287,515
Construction Materials - 0.8%
Taiheiyo Cement Corp. (d)	1,353,000	2,654,492
Metals & Mining - 6.1%
Chuo Denki Kogyo Co. Ltd.	139,900	665,282
Hitachi Metals Ltd.	317,000	4,497,681
JFE Holdings, Inc.	137,900	3,762,619
Kurimoto Ltd. (d)	1,237,000	2,475,126
Mitsubishi Materials Corp.	360,000	1,230,170
OSAKA Titanium technologies Co. Ltd.	35,100	2,277,977
Sumitomo Metal Industries Ltd.	592,000	1,422,984
Tokyo Rope Manufacturing Co. Ltd. (d)	412,000	1,429,273
Toyo Kohan Co. Ltd.	298,000	1,420,984
Yamato Kogyo Co. Ltd.	71,900	2,168,257
		21,350,353
TOTAL MATERIALS		38,292,360
TOTAL COMMON STOCKS (Cost $310,783,164)		348,811,848
Money Market Funds - 5.0%

Fidelity Cash Central Fund, 0.14% (b)	661,365	661,365
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	16,833,607	16,833,607
TOTAL MONEY MARKET FUNDS (Cost $17,494,972)		17,494,972
TOTAL INVESTMENT PORTFOLIO - 104.8% (Cost $328,278,136)		366,306,820
NET OTHER ASSETS (LIABILITIES) - (4.8)%		(16,928,319)
NET ASSETS - 100%		$ 349,378,501
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,695
Fidelity Securities Lending Cash Central Fund	100,746
Total	$ 103,441
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Takara Leben Co. Ltd.	$ 6,428,824	$ 7,824,295	$ 114,833	$ 111,839	$ 12,817,483
Total	$ 6,428,824	$ 7,824,295	$ 114,833	$ 111,839	$ 12,817,483
Other Information

The following is a summary of the inputs used, as of July 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 74,462,514	$ 73,696,569	$ 765,945	$ -
Consumer Staples	20,505,357	20,505,357	-	-
Financials	51,874,985	51,874,985	-	-
Health Care	20,849,244	20,849,244	-	-
Industrials	74,549,114	67,358,985	7,190,129	-
Information Technology	68,278,274	68,278,274	-	-
Materials	38,292,360	38,292,360	-	-
Money Market Funds	17,494,972	17,494,972	-	-
Total Investments in Securities:	$ 366,306,820	$ 358,350,746	$ 7,956,074	$ -
Income Tax Information

At July 31, 2011, the cost of investment securities for income tax purposes was $335,152,172. Net unrealized appreciation aggregated $31,154,648, of which $45,825,160 related to appreciated investment securities and $14,670,512 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Latin America Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2011

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Latin America Fund

1.917416.100

FALAA-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
Brazil - 59.8%
AES Tiete SA (PN) (non-vtg.)	5,510,945	$ 85,975,289
Banco Bradesco SA:
(PN)	3,221,816	61,270,998
(PN) sponsored ADR	2,918,253	56,118,005
Brasil Foods SA	1,246,700	23,709,161
Brasil Insurance Participacoes e Administracao SA	780,000	9,951,135
Braskem SA Class A sponsored ADR	286,200	6,946,074
Brookfield Incorporacoes SA	4,146,300	18,229,607
Companhia de Bebidas das Americas (AmBev):
(PN) sponsored ADR	5,170,830	155,228,317
sponsored ADR (d)	345,225	8,782,524
Companhia de Concessoes Rodoviarias	1,869,100	56,258,560
CPFL Energia SA sponsored ADR (d)	1,382,799	39,949,063
Eletropaulo Metropolitana SA (PN-B)	1,234,520	28,865,421
Itau Unibanco Banco Multiplo SA	3,511,231	71,166,260
Itau Unibanco Banco Multiplo SA sponsored ADR	10,374,803	211,334,737
Itausa-Investimentos Itau SA (PN)	4,883,900	32,807,013
Light SA	681,200	12,208,200
Lojas Americanas SA (PN)	4,635,037	42,280,669
Lupatech SA (a)	981,100	7,102,729
Multiplan Empreendimentos Imobiliarios SA	544,200	11,752,643
Multiplus SA	1,798,300	31,161,877
OGX Petroleo e Gas Participacoes SA (a)	3,151,100	26,245,624
Petroleo Brasileiro SA - Petrobras:
(ON)	918,728	15,428,613
(ON) sponsored ADR	4,609,520	156,585,394
(PN) (non-vtg.)	8,889,671	134,674,619
(PN) sponsored ADR (non-vtg.) (d)	3,211,961	98,703,562
Souza Cruz Industria Comerico	8,606,200	102,639,698
TAM SA (PN) sponsored ADR (ltd. vtg.) (d)	2,329,946	45,364,049
Telecomunicacoes de Sao Paulo SA	1,224,713	38,528,877
Telecomunicacoes de Sao Paulo SA sponsored ADR	1,758,383	55,775,909
TIM Participacoes SA	6,712,700	33,104,793
TIM Participacoes SA sponsored ADR (non-vtg.) (d)	1,514,272	75,774,171
Usinas Siderurgicas de Minas Gerais SA - Usiminas	1,414,150	19,326,960
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	3,580,800	25,738,731
Vale SA:
(PN-A)	1,775,700	52,210,983
(PN-A) sponsored ADR	5,872,529	173,357,056
sponsored ADR	3,893,300	126,298,652
TOTAL BRAZIL		2,150,855,973

	Shares	Value
Canada - 0.7%
Petrominerales Ltd.	781,000	$ 24,916,140
Chile - 12.5%
Banco Santander Chile sponsored ADR (d)	1,085,686	100,947,084
CAP SA	2,531,446	116,197,503
Cencosud SA	2,516,791	16,608,067
CFR Pharmaceuticals SA	21,273,986	5,324,308
Compania Cervecerias Unidas SA	3,400,398	38,352,024
Compania Cervecerias Unidas SA sponsored ADR	204,600	11,613,096
Empresa Nacional de Electricidad SA	7,362,020	13,195,152
Empresa Nacional de Telecomunicaciones SA (ENTEL)	1,459,928	29,517,665
Enersis SA	35,307,588	15,589,359
Enersis SA sponsored ADR	2,728,347	59,450,681
SACI Falabella	4,435,147	42,848,845
TOTAL CHILE		449,643,784
Colombia - 3.8%
BanColombia SA sponsored ADR (d)	661,229	43,839,483
Bolsa de Valores de Colombia	583,196,443	13,219,065
Ecopetrol SA	27,178,645	57,095,153
Ecopetrol SA ADR	195,000	8,238,750
Empresa de Telecomunicaciones de Bogota (a)	18,960,195	5,758,606
Grupo de Inversiones Surameric	385,015	7,795,805
TOTAL COLOMBIA		135,946,862
Luxembourg - 1.4%
Millicom International Cellular SA unit	276,613	33,236,556
Ternium SA sponsored ADR	611,807	17,736,285
TOTAL LUXEMBOURG		50,972,841
Mexico - 17.6%
America Movil SAB de CV:
Series L	5,073,400	6,535,586
Series L sponsored ADR	11,575,728	298,653,781
Bolsa Mexicana de Valores SA de CV	11,856,600	23,344,994
Coca-Cola FEMSA SAB de CV sponsored ADR	313,500	30,190,050
Compartamos SAB de CV	8,810,000	15,845,202
Grupo Comercial Chedraui de CV	5,669,600	17,220,494
Grupo Modelo SAB de CV Series C	1,786,300	11,020,127
Industrias Penoles SA de CV	721,255	31,105,418
Kimberly-Clark de Mexico SA de CV Series A	7,020,700	43,904,610
Wal-Mart de Mexico SA de CV Series V	56,422,670	155,655,376
TOTAL MEXICO		633,475,638
Norway - 0.3%
Copeinca ASA (a)	1,312,251	10,674,652
Common Stocks - continued
	Shares	Value
Peru - 1.8%
Compania de Minas Buenaventura SA sponsored ADR	1,601,100	$ 65,549,034
United States of America - 1.2%
First Cash Financial Services, Inc. (a)	362,626	15,690,827
Southern Copper Corp.	821,900	28,076,104
TOTAL UNITED STATES OF AMERICA		43,766,931
TOTAL COMMON STOCKS (Cost $1,749,025,993)		3,565,801,855
Money Market Funds - 5.1%

Fidelity Cash Central Fund, 0.14% (b)	2,412,181	2,412,181
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	180,385,825	180,385,825
TOTAL MONEY MARKET FUNDS (Cost $182,798,006)		182,798,006
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $1,931,823,999)	3,748,599,861
NET OTHER ASSETS (LIABILITIES) - (4.2)%	(151,501,963)
NET ASSETS - 100%	$ 3,597,097,898
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 39,815
Fidelity Securities Lending Cash Central Fund	343,072
Total	$ 382,887
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At July 31, 2011, the cost of investment securities for income tax purposes was $1,966,010,961. Net unrealized appreciation aggregated $1,782,588,900, of which $1,804,142,302 related to appreciated investment securities and $21,553,402 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Latin America Fund

July 31, 2011

1.804841.107

LAF-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
Brazil - 59.8%
AES Tiete SA (PN) (non-vtg.)	5,510,945	$ 85,975,289
Banco Bradesco SA:
(PN)	3,221,816	61,270,998
(PN) sponsored ADR	2,918,253	56,118,005
Brasil Foods SA	1,246,700	23,709,161
Brasil Insurance Participacoes e Administracao SA	780,000	9,951,135
Braskem SA Class A sponsored ADR	286,200	6,946,074
Brookfield Incorporacoes SA	4,146,300	18,229,607
Companhia de Bebidas das Americas (AmBev):
(PN) sponsored ADR	5,170,830	155,228,317
sponsored ADR (d)	345,225	8,782,524
Companhia de Concessoes Rodoviarias	1,869,100	56,258,560
CPFL Energia SA sponsored ADR (d)	1,382,799	39,949,063
Eletropaulo Metropolitana SA (PN-B)	1,234,520	28,865,421
Itau Unibanco Banco Multiplo SA	3,511,231	71,166,260
Itau Unibanco Banco Multiplo SA sponsored ADR	10,374,803	211,334,737
Itausa-Investimentos Itau SA (PN)	4,883,900	32,807,013
Light SA	681,200	12,208,200
Lojas Americanas SA (PN)	4,635,037	42,280,669
Lupatech SA (a)	981,100	7,102,729
Multiplan Empreendimentos Imobiliarios SA	544,200	11,752,643
Multiplus SA	1,798,300	31,161,877
OGX Petroleo e Gas Participacoes SA (a)	3,151,100	26,245,624
Petroleo Brasileiro SA - Petrobras:
(ON)	918,728	15,428,613
(ON) sponsored ADR	4,609,520	156,585,394
(PN) (non-vtg.)	8,889,671	134,674,619
(PN) sponsored ADR (non-vtg.) (d)	3,211,961	98,703,562
Souza Cruz Industria Comerico	8,606,200	102,639,698
TAM SA (PN) sponsored ADR (ltd. vtg.) (d)	2,329,946	45,364,049
Telecomunicacoes de Sao Paulo SA	1,224,713	38,528,877
Telecomunicacoes de Sao Paulo SA sponsored ADR	1,758,383	55,775,909
TIM Participacoes SA	6,712,700	33,104,793
TIM Participacoes SA sponsored ADR (non-vtg.) (d)	1,514,272	75,774,171
Usinas Siderurgicas de Minas Gerais SA - Usiminas	1,414,150	19,326,960
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	3,580,800	25,738,731
Vale SA:
(PN-A)	1,775,700	52,210,983
(PN-A) sponsored ADR	5,872,529	173,357,056
sponsored ADR	3,893,300	126,298,652
TOTAL BRAZIL		2,150,855,973

	Shares	Value
Canada - 0.7%
Petrominerales Ltd.	781,000	$ 24,916,140
Chile - 12.5%
Banco Santander Chile sponsored ADR (d)	1,085,686	100,947,084
CAP SA	2,531,446	116,197,503
Cencosud SA	2,516,791	16,608,067
CFR Pharmaceuticals SA	21,273,986	5,324,308
Compania Cervecerias Unidas SA	3,400,398	38,352,024
Compania Cervecerias Unidas SA sponsored ADR	204,600	11,613,096
Empresa Nacional de Electricidad SA	7,362,020	13,195,152
Empresa Nacional de Telecomunicaciones SA (ENTEL)	1,459,928	29,517,665
Enersis SA	35,307,588	15,589,359
Enersis SA sponsored ADR	2,728,347	59,450,681
SACI Falabella	4,435,147	42,848,845
TOTAL CHILE		449,643,784
Colombia - 3.8%
BanColombia SA sponsored ADR (d)	661,229	43,839,483
Bolsa de Valores de Colombia	583,196,443	13,219,065
Ecopetrol SA	27,178,645	57,095,153
Ecopetrol SA ADR	195,000	8,238,750
Empresa de Telecomunicaciones de Bogota (a)	18,960,195	5,758,606
Grupo de Inversiones Surameric	385,015	7,795,805
TOTAL COLOMBIA		135,946,862
Luxembourg - 1.4%
Millicom International Cellular SA unit	276,613	33,236,556
Ternium SA sponsored ADR	611,807	17,736,285
TOTAL LUXEMBOURG		50,972,841
Mexico - 17.6%
America Movil SAB de CV:
Series L	5,073,400	6,535,586
Series L sponsored ADR	11,575,728	298,653,781
Bolsa Mexicana de Valores SA de CV	11,856,600	23,344,994
Coca-Cola FEMSA SAB de CV sponsored ADR	313,500	30,190,050
Compartamos SAB de CV	8,810,000	15,845,202
Grupo Comercial Chedraui de CV	5,669,600	17,220,494
Grupo Modelo SAB de CV Series C	1,786,300	11,020,127
Industrias Penoles SA de CV	721,255	31,105,418
Kimberly-Clark de Mexico SA de CV Series A	7,020,700	43,904,610
Wal-Mart de Mexico SA de CV Series V	56,422,670	155,655,376
TOTAL MEXICO		633,475,638
Norway - 0.3%
Copeinca ASA (a)	1,312,251	10,674,652
Common Stocks - continued
	Shares	Value
Peru - 1.8%
Compania de Minas Buenaventura SA sponsored ADR	1,601,100	$ 65,549,034
United States of America - 1.2%
First Cash Financial Services, Inc. (a)	362,626	15,690,827
Southern Copper Corp.	821,900	28,076,104
TOTAL UNITED STATES OF AMERICA		43,766,931
TOTAL COMMON STOCKS (Cost $1,749,025,993)		3,565,801,855
Money Market Funds - 5.1%

Fidelity Cash Central Fund, 0.14% (b)	2,412,181	2,412,181
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	180,385,825	180,385,825
TOTAL MONEY MARKET FUNDS (Cost $182,798,006)		182,798,006
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $1,931,823,999)	3,748,599,861
NET OTHER ASSETS (LIABILITIES) - (4.2)%	(151,501,963)
NET ASSETS - 100%	$ 3,597,097,898
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 39,815
Fidelity Securities Lending Cash Central Fund	343,072
Total	$ 382,887
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At July 31, 2011, the cost of investment securities for income tax purposes was $1,966,010,961. Net unrealized appreciation aggregated $1,782,588,900, of which $1,804,142,302 related to appreciated investment securities and $21,553,402 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Nordic Fund

July 31, 2011

1.804855.107

NOR-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
Denmark - 18.8%
Christian Hansen Holding AS	472,700	$ 10,921,681
Danske Bank A/S (a)	1,171,796	22,712,510
DSV de Sammensluttede Vognmaend A/S	209,200	4,647,947
Novo Nordisk A/S Series B	387,801	47,434,326
TOTAL DENMARK		85,716,464
Finland - 13.7%
Amer Group PLC (A Shares)	682,100	10,369,198
Elisa Corp. (A Shares)	391,100	8,418,042
Kone Oyj (B Shares)	177,320	10,293,203
Nokian Tyres PLC	231,613	10,869,024
Sampo OYJ (A Shares)	740,000	22,615,732
TOTAL FINLAND		62,565,199
France - 2.4%
Alstom SA	209,628	11,070,753
Germany - 0.8%
Commerzbank AG (a)	892,800	3,409,735
Italy - 0.7%
Intesa Sanpaolo SpA	1,373,125	3,188,327
Norway - 15.6%
Aker Solutions ASA	465,450	8,194,908
Kvaerner ASA (a)	69,885	148,482
Orkla ASA (A Shares)	3,170,200	29,850,892
Schibsted ASA (B Shares)	640,400	19,089,258
Storebrand ASA (A Shares)	1,051,700	8,777,839
Yara International ASA	85,300	4,888,860
TOTAL NORWAY		70,950,239
Sweden - 46.6%
ASSA ABLOY AB (B Shares)	595,600	15,344,733
Atlas Copco AB (A Shares)	188,100	4,457,466
BioGaia AB	212,500	4,964,756
H&M Hennes & Mauritz AB (B Shares)	305,572	10,446,615
Hexagon AB (B Shares)	650,700	13,279,064
Intrum Justitia AB	822,600	12,779,890
Meda AB (A Shares)	187,900	2,320,435

	Shares	Value
Modern Times Group MTG AB (B Shares) (d)	129,650	$ 8,821,438
Nordea Bank AB	2,155,000	22,982,191
Ratos AB (B Shares)	615,600	11,212,562
Sandvik AB	1,301,900	20,836,690
Svenska Handelsbanken AB (A Shares)	523,000	16,499,996
Swedbank AB (A Shares)	818,200	14,382,562
Swedish Match Co.	751,500	28,008,734
Telefonaktiebolaget LM Ericsson (B Shares)	1,801,923	22,631,740
Volvo AB (B Shares)	215,800	3,495,001
TOTAL SWEDEN		212,463,873
TOTAL COMMON STOCKS (Cost $445,075,499)		449,364,590
Money Market Funds - 0.5%

Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c) (Cost $2,349,600)	2,349,600	2,349,600
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $447,425,099)	451,714,190
NET OTHER ASSETS (LIABILITIES) - 0.9%	4,273,669
NET ASSETS - 100%	$ 455,987,859
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,093
Fidelity Securities Lending Cash Central Fund	744,709
Total	$ 750,802
Other Information

The following is a summary of the inputs used, as of July 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Sweden	$ 212,463,873	$ 189,832,133	$ 22,631,740	$ -
Denmark	85,716,464	38,282,138	47,434,326	-
Norway	70,950,239	70,950,239	-	-
Finland	62,565,199	62,565,199	-	-
France	11,070,753	11,070,753	-	-
Germany	3,409,735	3,409,735	-	-
Italy	3,188,327	3,188,327	-	-
Money Market Funds	2,349,600	2,349,600	-	-
Total Investments in Securities:	$ 451,714,190	$ 381,648,124	$ 70,066,066	$ -
Income Tax Information

At July 31, 2011, the cost of investment securities for income tax purposes was $447,972,413. Net unrealized appreciation aggregated $3,741,777, of which $25,433,484 related to appreciated investment securities and $21,691,707 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Overseas Fund -
Overseas
Class K
Class F

July 31, 2011

1.804876.107

OVE-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.6%
	Shares	Value
Australia - 1.7%
Newcrest Mining Ltd.	1,526,259	$ 66,318,407
Austria - 0.4%
Wienerberger AG	873,718	14,047,945
Bailiwick of Guernsey - 0.5%
Resolution Ltd.	4,830,200	21,900,606
Bailiwick of Jersey - 2.1%
WPP PLC	7,308,318	82,836,835
Belgium - 0.6%
Anheuser-Busch InBev SA NV	426,930	24,570,918
Brazil - 0.3%
Centrais Eletricas Brasileiras SA (Electrobras) sponsored ADR	925,700	11,163,942
British Virgin Islands - 0.4%
Camelot Information Systems, Inc. ADR (d)	1,344,000	15,792,000
Canada - 0.8%
Goldcorp, Inc.	242,100	11,577,924
Potash Corp. of Saskatchewan, Inc.	353,000	20,380,448
TOTAL CANADA		31,958,372
Cayman Islands - 2.9%
3SBio, Inc. sponsored ADR (a)	900,000	14,490,000
China Lodging Group Ltd. ADR (a)(d)	253,181	4,339,522
China Medical System Holding Ltd.	12,555,400	12,098,213
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(d)	1,344,600	20,343,798
Minth Group Ltd.	13,434,000	21,580,446
Yingde Gases Group Co. Ltd.	38,733,600	42,044,478
TOTAL CAYMAN ISLANDS		114,896,457
France - 28.3%
Alstom SA	2,133,342	112,664,824
AXA SA	1,017,837	19,173,101
BNP Paribas SA	692,026	45,207,557
Carrefour SA	377,987	11,188,079
Christian Dior SA	1,603,000	256,814,667
L'Oreal SA	676,300	81,636,017
Laurent-Perrier Group	89,221	12,435,128
Pernod-Ricard SA	3,063,367	304,238,519
PPR SA	793,469	147,072,376
Safran SA	1,370,700	57,174,303
Sanofi-Aventis	577,060	44,836,332
Societe Generale Series A	262,308	13,091,526
Total SA	492,100	26,596,282
TOTAL FRANCE		1,132,128,711
Germany - 11.6%
Allianz AG	165,440	21,646,097
BASF AG	705,795	64,112,764
Deutsche Boerse AG (a)	446,092	33,125,190

	Shares	Value
Fresenius Medical Care AG & Co. KGaA	386,179	$ 29,637,032
HeidelbergCement AG	325,329	17,973,413
Linde AG	349,201	62,718,682
Munich Re Group	87,968	13,025,192
Puma AG	77,500	23,896,971
SAP AG	2,541,569	158,898,923
Siemens AG	312,539	39,943,067
TOTAL GERMANY		464,977,331
Hong Kong - 0.5%
China Unicom (Hong Kong) Ltd. sponsored ADR (d)	1,033,000	20,680,660
India - 0.7%
Bharti Airtel Ltd.	2,628,490	25,996,545
Italy - 2.9%
Fiat Industrial SpA (a)	951,600	12,586,056
Intesa Sanpaolo SpA	3,998,061	9,283,296
Saipem SpA	1,777,688	92,924,379
TOTAL ITALY		114,793,731
Japan - 14.1%
Hitachi Ltd.	5,274,000	32,530,352
Honda Motor Co. Ltd. sponsored ADR	633,200	25,188,696
Japan Tobacco, Inc.	24,574	111,750,797
Keyence Corp.	79,200	22,402,183
Mazda Motor Corp. (a)	44,220,000	122,378,485
Mitsubishi Corp.	1,979,700	53,064,655
Mitsubishi UFJ Financial Group, Inc.	3,679,800	18,690,414
Mitsui & Co. Ltd.	1,964,600	37,140,168
NOK Corp.	466,000	8,700,604
Rakuten, Inc.	21,988	22,369,394
SOFTBANK CORP.	734,600	28,729,241
Sumitomo Mitsui Financial Group, Inc.	551,300	17,347,831
Tokyo Electron Ltd.	598,500	32,349,250
Toshiba Corp.	3,787,000	19,681,674
Toto Ltd.	1,528,000	11,951,614
TOTAL JAPAN		564,275,358
Netherlands - 1.2%
AEGON NV (a)	2,403,800	13,755,858
Akzo Nobel NV	318,894	19,560,679
ING Groep NV (Certificaten Van Aandelen) (a)	1,512,300	16,227,909
TOTAL NETHERLANDS		49,544,446
Norway - 2.1%
Aker Drilling ASA (a)	4,641,300	14,136,639
Aker Solutions ASA	3,388,500	59,659,349
Kvaerner ASA (a)	3,388,500	7,199,398
Sevan Drilling ASA	4,542,781	4,049,727
TOTAL NORWAY		85,045,113
Russia - 0.7%
OAO Gazprom sponsored ADR	1,830,400	26,833,664
Common Stocks - continued
	Shares	Value
Spain - 1.5%
Banco Bilbao Vizcaya Argentaria SA	2,418,393	$ 25,331,762
Distribuidora Internacional de Alimentacion SA	377,987	1,602,176
Inditex SA	376,925	34,195,657
TOTAL SPAIN		61,129,595
Switzerland - 4.4%
The Swatch Group AG (Bearer)	168,690	91,695,408
Transocean Ltd. (United States)	1,011,300	62,255,628
UBS AG (a)	1,444,013	23,817,381
TOTAL SWITZERLAND		177,768,417
Taiwan - 0.2%
HTC Corp.	252,000	7,486,704
United Kingdom - 15.4%
Anglo American PLC (United Kingdom)	1,109,700	52,828,822
Barclays PLC	8,121,446	29,471,775
BG Group PLC	1,804,092	42,765,467
BP PLC	4,573,931	34,475,190
HSBC Holdings PLC sponsored ADR	902,164	44,088,755
Imperial Tobacco Group PLC	2,985,362	103,749,307
Lloyds Banking Group PLC (a)	22,662,010	16,010,118
Misys PLC	1,768,137	11,494,192
Prudential PLC	899,265	10,130,449
Rio Tinto PLC	929,210	65,597,742
Rolls-Royce Group PLC	4,829,100	51,726,615
Royal Dutch Shell PLC Class B sponsored ADR	1,126,100	82,937,265
Xstrata PLC	3,267,900	69,498,194
TOTAL UNITED KINGDOM		614,773,891
United States of America - 1.3%
NII Holdings, Inc. (a)	1,242,400	52,615,640
TOTAL COMMON STOCKS (Cost $3,568,231,433)		3,781,535,288
Nonconvertible Preferred Stocks - 5.3%
	Shares	Value
Germany - 5.3%
Porsche Automobil Holding SE (Germany)	2,070,950	$ 159,732,598
Volkswagen AG	264,868	53,071,266
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $167,324,340)		212,803,864
Money Market Funds - 4.3%

Fidelity Cash Central Fund, 0.14% (b)	129,878,894	129,878,894
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	41,639,900	41,639,900
TOTAL MONEY MARKET FUNDS (Cost $171,518,794)		171,518,794
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $3,907,074,567)	4,165,857,946
NET OTHER ASSETS (LIABILITIES) - (4.2)%	(167,611,349)
NET ASSETS - 100%	$ 3,998,246,597
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Bulgari SpA	$ 203,182,267	$ -	$ 281,121,110	$ -	$ -
Total	$ 203,182,267	$ -	$ 281,121,110	$ -	$ -
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 141,272
Fidelity Securities Lending Cash Central Fund	4,997,019
Total	$ 5,138,291
Other Information

The following is a summary of the inputs used, as of July 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
France	$ 1,132,128,711	$ 1,060,696,097	$ 71,432,614	$ -
Germany	677,781,195	449,302,173	228,479,022	-
United Kingdom	614,773,891	459,088,617	155,685,274	-
Japan	564,275,358	495,706,761	68,568,597	-
Switzerland	177,768,417	153,951,036	23,817,381	-
Cayman Islands	114,896,457	114,896,457	-	-
Italy	114,793,731	114,793,731	-	-
Norway	85,045,113	85,045,113	-	-
Bailiwick of Jersey	82,836,835	-	82,836,835	-
Other	430,039,444	350,152,997	79,886,447	-
Money Market Funds	171,518,794	171,518,794	-	-
Total Investments in Securities:	$ 4,165,857,946	$ 3,455,151,776	$ 710,706,170	$ -
Income Tax Information

At July 31, 2011, the cost of investment securities for income tax purposes was $3,959,330,511. Net unrealized appreciation aggregated $206,527,435, of which $499,382,680 related to appreciated investment securities and $292,855,245 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Pacific Basin Fund

July 31, 2011

1.804825.107

PAF-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
Australia - 8.3%
Atlas Iron Ltd. (a)	595,586	$ 2,650,079
Austal Ltd.	2,111,997	6,845,019
Dart Energy Ltd. (a)	4,630,078	3,433,614
Fortescue Metals Group Ltd.	313,154	2,170,934
Goodman Group unit	6,917,191	5,167,709
Iluka Resources Ltd.	286,590	5,591,951
Imdex Ltd.	1,220,094	3,150,072
Linc Energy Ltd.	853,741	2,635,675
Macquarie Group Ltd.	126,781	3,840,169
MAp Group unit	1,647,705	5,919,521
Mesoblast Ltd. (a)(d)	376,159	3,756,598
Navitas Ltd.	1,067,570	4,421,779
Newcrest Mining Ltd.	211,101	9,172,678
Origin Energy Ltd.	578,435	9,335,460
Paladin Energy Ltd. (Australia) (a)	566,668	1,631,133
realestate.com.au Ltd.	265,301	3,483,102
Wotif.com Holdings Ltd. (d)	456,867	2,308,910
TOTAL AUSTRALIA		75,514,403
Bermuda - 5.7%
Aquarius Platinum Ltd. (Australia)	508,067	2,361,134
Asian Citrus Holdings Ltd.	1,836,896	1,595,600
Biosensors International Group Ltd. (a)	12,276,000	13,915,824
Cheung Kong Infrastructure Holdings Ltd.	309,000	1,780,146
China Animal Healthcare Ltd.	11,668,000	2,616,252
China LotSynergy Holdings Ltd. (a)	21,764,000	561,288
China Water Affairs Group Ltd.	6,846,000	2,248,680
G-Resources Group Ltd. (a)	19,509,000	1,551,949
GOME Electrical Appliances Holdings Ltd.	8,382,000	3,957,731
Huabao International Holdings Ltd.	2,882,000	2,440,555
Imagi International Holdings Ltd. (a)	19,048,000	806,518
Man Wah Holdings Ltd.	1,994,800	1,812,105
Mingyuan Medicare Development Co. Ltd.	27,510,000	1,729,567
Noble Group Ltd.	3,013,527	4,679,895
Texwinca Holdings Ltd.	2,072,000	2,913,742
Vtech Holdings Ltd.	578,600	6,755,703
TOTAL BERMUDA		51,726,689
Cayman Islands - 14.2%
AirMedia Group, Inc. ADR (a)(d)	667,800	2,130,282
Airtac International Group	492,000	3,833,103
China Automation Group Ltd.	3,187,000	1,721,531
China High Precision Automation Group Ltd.	4,875,000	3,383,940
China Lilang Ltd.	3,264,000	4,489,476
China Mengniu Dairy Co. Ltd.	3,396,000	11,764,736
China Real Estate Information Corp. ADR (a)(d)	361,700	2,343,816
China ZhengTong Auto Services Holdings Ltd.	2,835,500	3,747,293

	Shares	Value
CNinsure, Inc. ADR (a)(d)	178,700	$ 2,562,558
Ctrip.com International Ltd. sponsored ADR (a)	192,300	8,865,030
Daphne International Holdings Ltd.	3,308,000	3,556,807
EVA Precision Industrial Holdings Ltd.	50,196,000	18,999,487
Fook Woo Group Holdings Ltd. (a)	11,590,000	3,420,283
GCL-Poly Energy Holdings Ltd.	4,168,000	2,347,702
Haitian International Holdings Ltd.	2,054,000	2,487,844
Kingdee International Software Group Co. Ltd.	7,785,513	4,565,141
KongZhong Corp. sponsored ADR (a)(d)	384,600	1,896,078
Little Sheep Group Ltd.	4,223,000	3,353,995
Ming Fung Jewellery Group Ltd.	27,060,000	3,333,111
Minth Group Ltd.	3,792,000	6,091,488
Perfect World Co. Ltd. sponsored ADR Class B (a)	216,775	4,289,977
Shenguan Holdings Group Ltd.	694,000	444,335
Sino Biopharmaceutical Ltd.	5,244,000	1,830,132
SouFun Holdings Ltd. ADR (d)	191,300	3,979,040
Tencent Holdings Ltd.	383,800	9,986,738
Uni-President China Holdings Ltd.	3,369,000	2,066,235
VanceInfo Technologies, Inc. ADR (a)	136,200	2,755,326
VisionChina Media, Inc. ADR (a)(d)	708,000	1,918,680
Wuxi Pharmatech Cayman, Inc. sponsored ADR (a)	240,300	3,743,874
Xueda Education Group sponsored ADR	286,300	2,542,344
TOTAL CAYMAN ISLANDS		128,450,382
China - 7.3%
51job, Inc. sponsored ADR (a)	75,400	4,980,170
AMVIG Holdings Ltd.	9,052,000	5,563,278
Baidu.com, Inc. sponsored ADR (a)	75,100	11,795,957
Beijing Jingkelong Co. Ltd. (H Shares)	2,273,000	2,858,092
China Metal Recycling (Holdings) Ltd.	2,572,200	3,438,929
China Resources Gas Group Ltd.	1,244,000	1,838,754
Dalian Port (PDA) Co. Ltd. (H Shares)	6,926,000	2,123,886
Digital China Holdings Ltd. (H Shares)	1,403,000	2,394,198
People's Food Holdings Ltd.	4,478,000	2,714,728
Ping An Insurance Group Co. China Ltd. (H Shares)	1,587,000	15,444,834
Qihoo 360 Technology Co. Ltd. ADR (d)	58,600	1,350,730
Royale Furniture Holdings Ltd.	12,862,809	5,611,326
Yantai Changyu Pioneer Wine Co. (B Shares)	312,700	3,751,373
Zhongpin, Inc. (a)(d)	196,900	2,033,977
TOTAL CHINA		65,900,232
Hong Kong - 3.4%
China State Construction International Holdings Ltd.	3,601,302	3,608,788
China Unicom (Hong Kong) Ltd.	2,298,000	4,590,047
Convenience Retail Asia Ltd.	2,000,000	1,026,457
Magnificent Estates Ltd.	56,182,000	2,378,822
PYI Corp. Ltd.	8,941,617	390,073
REXCAPITAL Financial Holdings Ltd.	33,086,967	2,716,988
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Techtronic Industries Co. Ltd.	5,713,000	$ 5,966,771
Television Broadcasts Ltd.	208,000	1,423,798
Tian An China Investments Co. Ltd.	4,934,800	2,975,899
Wharf Holdings Ltd.	828,000	6,092,766
TOTAL HONG KONG		31,170,409
India - 3.4%
CESC Ltd. GDR	306,236	2,338,851
Educomp Solutions Ltd.	349,410	2,730,630
Financial Technologies India Ltd.	168,768	3,094,398
Gateway Distriparks Ltd.	835,075	2,584,936
Geodesic Ltd.	1,605,385	2,343,986
Grasim Industries Ltd.	78,911	4,122,185
Indian Overseas Bank	1,251,645	3,922,538
IndusInd Bank Ltd.	304,117	1,888,571
INFO Edge India Ltd.	175,376	2,973,181
NIIT Ltd.	2,270,534	2,837,526
Reliance Industries Ltd.	87,888	1,645,937
TOTAL INDIA		30,482,739
Indonesia - 3.9%
PT AKR Corporindo Tbk	20,784,000	7,457,784
PT Ciputra Development Tbk	81,872,000	5,297,597
PT Jasa Marga Tbk	7,401,000	3,461,054
PT Lippo Karawaci Tbk	75,952,500	6,969,755
PT Mitra Adiperkasa Tbk	6,979,000	3,797,395
PT Tambang Batubbara Bukit Asam Tbk	1,461,500	3,662,345
PT United Tractors Tbk	1,474,954	4,737,203
TOTAL INDONESIA		35,383,133
Ireland - 0.5%
James Hardie Industries NV CDI (a)	748,779	4,713,762
Japan - 35.9%
Aeon Credit Service Co. Ltd.	1,021,100	14,394,771
Asahi Diamond Industrial Co. Ltd.	189,400	4,486,146
BLife Investment Corp.	406	2,848,568
Calbee, Inc. (d)	55,100	2,319,548
Chiyoda Corp.	582,000	7,456,013
Citizen Holdings Co. Ltd.	339,100	2,044,337
Credit Saison Co. Ltd.	181,900	3,100,797
DeNA Co. Ltd.	126,800	6,334,646
Digital Garage, Inc. (a)(d)	983	3,296,463
Fuji Heavy Industries Ltd.	688,000	5,542,260
Fuji Spinning Co. Ltd.	3,972,000	10,011,928
Fujifilm Holdings Corp.	212,000	6,426,246
Fujitsu Ltd.	780,000	4,601,052
Glory Ltd.	107,700	2,523,005
GMO Internet, Inc.	1,291,600	5,873,579
Hamakyorex Co. Ltd.	91,100	3,123,665
Haseko Corp. (a)	3,748,500	3,068,349
Hikari Tsushin, Inc.	120,500	2,965,335
Honeys Co. Ltd. (d)	253,340	2,893,339
Horiba Ltd.	115,400	3,847,416

	Shares	Value
INPEX Corp.	683	$ 5,315,624
ISE Chemical Corp. (d)	456,000	3,033,483
Japan Tobacco, Inc.	1,328	6,039,109
Kenedix Realty Investment Corp. (d)	2,783	10,392,181
Kenedix, Inc. (a)	15,878	3,104,839
Macromill, Inc.	143,400	1,583,707
Message Co. Ltd.	1,416	5,026,326
Micronics Japan Co. Ltd.	339,900	2,746,934
MS&AD Insurance Group Holdings, Inc.	365,700	9,179,918
NEC Leasing Ltd.	169,700	2,282,070
Nihon M&A Center, Inc.	669	3,376,944
Nippon Seiki Co. Ltd.	683,000	8,102,112
Nishimatsu Construction Co. Ltd.	1,899,000	2,837,459
Nitta Corp.	497,400	10,062,389
NTT Urban Development Co.	6,101	5,604,375
ORIX Corp.	323,540	35,059,098
Promise Co. Ltd. (a)	806,400	7,093,261
Rakuten, Inc.	3,800	3,865,913
Rohto Pharmaceutical Co. Ltd.	706,000	8,457,507
Saizeriya Co. Ltd.	339,500	6,960,709
Sankyo Seiko Co. Ltd.	925,400	3,258,408
Shinsei Bank Ltd.	3,011,000	3,833,925
SHO-BOND Holdings Co. Ltd.	128,800	3,151,178
So-Net Entertainment Corp.	3,406	16,639,460
SOFTBANK CORP.	385,500	15,076,399
Sony Financial Holdings, Inc.	380,400	6,855,256
Sumitomo Mitsui Trust Holdings, Inc.	953,650	3,518,958
Tokyo Ohka Kogyo Co. Ltd.	139,700	3,136,511
Tomy Co. Ltd.	242,900	2,165,002
Toridoll Corp.	3,158	4,702,226
Toshiba Corp.	775,000	4,027,805
Toshiba Plant Systems & Services Corp.	325,000	3,732,866
Toyo Engineering Corp.	882,000	3,288,950
Toyo Tanso Co. Ltd. (d)	91,700	4,819,418
Tsutsumi Jewelry Co. Ltd.	74,600	1,892,988
Yamato Kogyo Co. Ltd.	234,600	7,074,730
TOTAL JAPAN		324,455,501
Korea (South) - 9.4%
Com2uS Corp. (a)	218,849	2,926,844
Daou Technology, Inc.	1,117,860	10,443,826
Duksan Hi-Metal Co. Ltd. (a)	289,894	7,960,196
Grand Korea Leisure Co. Ltd.	205,240	4,545,533
Hyosung Corp.	50,081	4,436,657
Hyundai Home Shopping Network Corp.	26,389	3,716,938
Jusung Engineering Co. Ltd. (a)	87,852	1,187,415
KC Tech Co. Ltd.	858,875	6,174,974
Korea Electric Power Corp. (a)	363,090	8,824,561
Korea Gas Corp.	91,190	3,083,491
Lock & Lock Co. Ltd.	102,386	4,632,281
Orion Corp.	6,914	3,357,649
Power Logics Co. Ltd. (a)	343,039	1,561,783
Samsung Electronics Co. Ltd.	14,769	11,823,049
Common Stocks - continued
	Shares	Value
Korea (South) - continued
The Basic House Co. Ltd.	205,181	$ 5,312,950
TK Corp. (a)	227,245	5,000,556
TOTAL KOREA (SOUTH)		84,988,703
Malaysia - 1.8%
IJM Land Bhd warrants 9/11/13 (a)	116,970	53,643
JobStreet Corp. Bhd	7,040,150	6,860,912
Lion Industries Corp. Bhd	4,269,600	2,404,395
Muhibbah Engineering (M) Bhd	5,189,500	2,134,949
Top Glove Corp. Bhd	1,519,200	2,761,250
WCT Bhd	2,340,600	2,423,079
TOTAL MALAYSIA		16,638,228
Philippines - 1.1%
Alliance Global Group, Inc.	25,222,542	6,931,111
Universal Robina Corp.	2,339,000	2,625,408
TOTAL PHILIPPINES		9,556,519
Singapore - 2.6%
CSE Global Ltd.	7,480,500	7,485,780
First (REIT)	4,410,000	3,003,114
Goodpack Ltd.	6,867,000	10,778,250
Goodpack Ltd. warrants 11/30/12 (a)	2,233,800	2,179,724
Tat Hong Holdings Ltd. warrants 8/2/13 (a)	125,700	2,088
TOTAL SINGAPORE		23,448,956
Taiwan - 1.7%
104 Corp.	479,000	1,646,977
Lite-On Technology Corp.	3,034,163	3,960,801
St. Shine Optical Co. Ltd.	156,000	2,401,039
Tatung Co. Ltd. (a)	6,233,204	3,194,301
Tong Hsing Electronics Industries Ltd.	1,130,096	4,617,428
TOTAL TAIWAN		15,820,546

	Shares	Value
Thailand - 0.1%
Toyo-Thai Corp. PCL	371,800	$ 124,246
Toyo-Thai Corp. PCL NVDR	2,328,300	778,055
TOTAL THAILAND		902,301
United States of America - 0.6%
ChinaCast Education Corp. (a)(d)	351,000	1,726,920
YOU On Demand Holdings, Inc. (a)	33,005,100	3,300,510
TOTAL UNITED STATES OF AMERICA		5,027,430
TOTAL COMMON STOCKS (Cost $722,892,528)		904,179,933
Money Market Funds - 2.6%

Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c) (Cost $23,235,484)	23,235,484	23,235,484
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $746,128,012)	927,415,417
NET OTHER ASSETS (LIABILITIES) - (2.5)%	(22,898,275)
NET ASSETS - 100%	$ 904,517,142
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,791
Fidelity Securities Lending Cash Central Fund	513,771
Total	$ 528,562
Other Information

The following is a summary of the inputs used, as of July 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 324,455,501	$ 324,455,501	$ -	$ -
Cayman Islands	128,450,382	128,450,382	-	-
Korea (South)	84,988,703	76,164,142	8,824,561	-
Australia	75,514,403	75,514,403	-	-
China	65,900,232	65,900,232	-	-
Bermuda	51,726,689	51,726,689	-	-
Indonesia	35,383,133	35,383,133	-	-
Hong Kong	31,170,409	26,580,362	4,590,047	-
India	30,482,739	24,471,983	6,010,756	-
Singapore	23,448,956	23,446,868	-	2,088
Other	52,658,786	52,658,786	-	-
Money Market Funds	23,235,484	23,235,484	-	-
Total Investments in Securities:	$ 927,415,417	$ 907,987,965	$ 19,425,364	$ 2,088
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(2,768)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	4,856
Transfers out of Level 3	-
Ending Balance	$ 2,088
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2011	$ (2,768)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At July 31, 2011, the cost of investment securities for income tax purposes was $770,105,720. Net unrealized appreciation aggregated $157,309,697, of which $212,119,840 related to appreciated investment securities and $54,810,143 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series
Emerging Markets Fund -
Series Emerging Markets
Class F

July 31, 2011

1.873106.102

ILF-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value
Austria - 0.1%
Erste Bank AG	95,800	$ 4,596,141
Bailiwick of Guernsey - 0.2%
Chariot Oil & Gas Ltd. (a)	3,172,600	8,697,594
Bermuda - 1.2%
Aquarius Platinum Ltd. (Australia)	3,714,172	17,260,833
GP Investments Ltd. (depositary receipt) (a)	5,638,060	17,628,024
Noble Group Ltd.	8,827,000	13,708,001
VimpelCom Ltd. sponsored ADR	466,869	5,789,176
TOTAL BERMUDA		54,386,034
Brazil - 16.6%
Anhanguera Educacional Participacoes SA	1,302,116	25,258,297
Arezzo Industria e Comercio SA	690,700	9,889,406
B2W Companhia Global do Varejo	630,975	5,885,900
Banco do Brasil SA	4,026,957	68,249,548
Banco do Estado do Rio Grande do Sul SA	2,829,900	28,641,974
BM&F Bovespa SA	3,123,400	18,262,789
BR Properties SA	443,800	4,926,661
Braskem SA (PN-A)	1,734,300	20,560,712
Centrais Eletricas Brasileiras SA (Electrobras)	1,320,800	15,956,545
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	14,700	223,172
Cia.Hering SA	705,600	15,120,000
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	375,400	11,269,508
Companhia de Saneamento de Minas Gerais	252,300	5,286,069
Companhia Paranaense de Energia-Copel:
(PN-B)	144,000	3,471,893
(PN-B) sponsored ADR (d)	357,800	8,648,026
Diagnosticos da America SA	1,218,500	15,121,277
Ecorodovias Infraestrutura e Logistica SA	835,300	7,027,247
Energias do Brasil SA	522,800	13,076,741
Fibria Celulose SA sponsored ADR (d)	2,065,300	24,700,988
Gerdau SA sponsored ADR	2,608,000	23,784,960
Iguatemi Empresa de Shopping Centers SA	81,800	1,787,661
Itau Unibanco Banco Multiplo SA sponsored ADR	1,459,060	29,721,052
Localiza Rent A Car SA	1,238,600	20,073,752
Lojas Americanas SA (PN)	3,281,541	29,934,119
Mills Estruturas e Servicos de Engenharia SA	1,359,200	18,400,722
Multiplus SA	920,000	15,942,238
Natura Cosmeticos SA	477,200	10,844,056
Obrascon Huarte Lain Brasil SA	218,600	9,089,544
OGX Petroleo e Gas Participacoes SA sponsored ADR (a)	1,576,700	13,465,018
Common Stocks - continued
	Shares	Value
Brazil - continued
Petroleo Brasileiro SA - Petrobras:
(ON) sponsored ADR	4,200,400	$ 142,687,588
(PN) sponsored ADR (non-vtg.)	560,000	17,208,800
Santos Brasil Participacoes SA unit	567,200	9,836,050
Tegma Gestao Logistica	21,900	335,446
TIM Participacoes SA	2,349,100	11,584,976
Ultrapar Participacoes SA	982,400	17,542,857
Vale SA (PN-A) sponsored ADR	2,453,900	72,439,128
TOTAL BRAZIL		746,254,720
British Virgin Islands - 0.3%
Camelot Information Systems, Inc. ADR	501,825	5,896,444
Sable Mining Africa Ltd. (a)	24,376,040	6,602,592
TOTAL BRITISH VIRGIN ISLANDS		12,499,036
Canada - 1.5%
Etrion Corp. (a)	185,699	145,776
Extorre Gold Mines Ltd. (a)	885,489	11,353,611
Extorre Gold Mines Ltd. (a)(f)	61,000	782,133
Kinross Gold Corp.	391,200	6,387,607
Uranium One, Inc.	4,540,100	16,014,378
Yamana Gold, Inc.	2,601,100	33,868,206
TOTAL CANADA		68,551,711
Cayman Islands - 4.3%
Ajisen (China) Holdings Ltd.	5,313,000	10,457,212
Biostime International Holdings Ltd.	2,403,500	5,261,068
China Shangshui Cement Group Ltd.	25,112,000	30,448,356
Enn Energy Holdings Ltd.	1,033,760	3,488,400
Eurasia Drilling Co. Ltd. GDR (Reg. S)	292,500	8,628,750
EVA Precision Industrial Holdings Ltd.	328,000	124,150
Geely Automobile Holdings Ltd.	50,660,000	20,085,119
Greatview Aseptic Pack Co. Ltd.	24,519,000	12,929,905
Haitian International Holdings Ltd.	481,000	582,596
Hengan International Group Co. Ltd.	3,269,000	28,416,786
Minth Group Ltd.	11,198,000	17,988,524
Phoenix New Media Ltd. ADR (d)	325,400	3,332,096
Renhe Commercial Holdings Co. Ltd.	50,958,000	10,068,942
Shenguan Holdings Group Ltd.	15,484,000	9,913,670
Trina Solar Ltd. (a)(d)	421,600	7,550,856
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Uni-President China Holdings Ltd.	13,827,000	$ 8,480,210
Xueda Education Group sponsored ADR	1,582,800	14,055,264
TOTAL CAYMAN ISLANDS		191,811,904
Chile - 0.4%
Enersis SA	45,515,935	20,096,650
China - 7.3%
Agricultural Bank China Ltd. (H Shares)	29,553,000	16,039,569
Baidu.com, Inc. sponsored ADR (a)	124,500	19,555,215
China Communications Services Corp. Ltd. (H Shares)	11,704,000	5,916,724
China Construction Bank Corp. (H Shares)	86,160,000	69,425,030
China Pacific Insurance Group Co. Ltd. (H Shares)	2,422,600	9,185,228
China Petroleum & Chemical Corp. (H Shares)	33,974,000	33,653,382
China Suntien Green Energy Corp. Ltd. (H Shares)	13,344,000	3,766,686
China Telecom Corp. Ltd. (H Shares)	15,168,000	9,937,645
Digital China Holdings Ltd. (H Shares)	4,718,000	8,051,195
Focus Media Holding Ltd. ADR (a)	235,400	7,742,306
Harbin Power Equipment Co. Ltd. (H Shares)	13,120,000	17,271,575
Industrial & Commercial Bank of China Ltd. (H Shares)	111,046,000	84,490,593
Maanshan Iron & Stl Ltd. (H Shares)	53,852,000	23,423,526
SINA Corp. (a)	100,300	10,841,427
Weichai Power Co. Ltd. (H Shares)	1,633,000	8,883,882
TOTAL CHINA		328,183,983
Colombia - 0.9%
Ecopetrol SA ADR (d)	908,800	38,396,800
Egypt - 0.1%
Citadel Capital Corp. (a)	6,083,800	5,003,461
Hong Kong - 3.3%
China Merchant Holdings International Co. Ltd.	1,354,000	4,812,261
China Mobile (Hong Kong) Ltd.	49,500	492,465
China Mobile (Hong Kong) Ltd. sponsored ADR (d)	1,126,700	56,143,461
China Unicom (Hong Kong) Ltd. sponsored ADR	169,100	3,385,382
CNOOC Ltd. sponsored ADR (d)	282,800	62,869,268
Lenovo Group Ltd.	18,860,000	11,978,367
Sinotruk Hong Kong Ltd.	9,934,000	6,755,395
TOTAL HONG KONG		146,436,599
India - 7.9%
Bajaj Auto Ltd.	272,561	9,060,295
Bank of Baroda	532,143	10,598,414
Bharti Airtel Ltd.	1,158,383	11,456,751
Common Stocks - continued
	Shares	Value
India - continued
Cummins India Ltd.	448,421	$ 6,502,155
Grasim Industries Ltd.	593,364	30,996,391
HCL Technologies Ltd.	920,589	10,136,682
Hindustan Petroleum Corp. Ltd.	1,932,165	16,771,507
Housing Development and Infrastructure Ltd. (a)	4,092,628	13,200,831
Indiabulls Real Estate Ltd. (a)	4,386,676	9,862,827
Indiabulls Wholesale Services Ltd.	400,218	94,148
Infosys Ltd. sponsored ADR (d)	165,800	10,316,076
ITC Ltd.	3,416,238	16,099,823
Jain Irrigation Systems Ltd.	4,143,763	16,327,607
JK Cement Ltd.	1,063,196	2,564,801
Larsen & Toubro Ltd.	713,924	27,864,998
Oil & Natural Gas Corp. Ltd.	1,923,440	11,714,233
Power Finance Corp. Ltd.	2,745,693	11,436,765
Power Grid Corp. of India Ltd.	4,083,391	9,707,405
Reliance Industries Ltd.	565,534	10,591,130
SREI Infrastructure Finance Ltd. (e)	29,561,092	31,192,602
State Bank of India	185,967	9,863,276
Tata Consultancy Services Ltd.	882,576	22,698,234
Tata Motors Ltd. Class A	1,835,788	22,684,709
Ultratech Cement Ltd.	1,021,964	23,796,898
Union Bank of India	1,156,373	7,596,594
TOTAL INDIA		353,135,152
Indonesia - 2.5%
PT Bakrieland Development Tbk (a)	1,211,573,500	24,088,920
PT Bank Rakyat Indonesia Tbk	16,741,000	13,589,746
PT Bank Tabungan Negara Tbk	98,168,000	19,633,590
PT Indosat Tbk	18,801,000	12,054,753
PT Perusahaan Gas Negara Tbk Series B	5,653,500	2,643,841
PT Telkomunikasi Indonesia Tbk sponsored ADR (d)	751,900	26,241,310
PT Tower Bersama Infrastructure Tbk	57,826,000	15,136,798
TOTAL INDONESIA		113,388,958
Isle of Man - 0.1%
Bahamas Petroleum Co. PLC (a)	22,295,700	5,032,585
Kazakhstan - 0.4%
JSC Halyk Bank of Kazakhstan unit (a)	2,088,380	17,187,367
Korea (South) - 12.4%
Amoreg	85,728	18,864,558
E-Mart Co. Ltd. (a)	89,967	23,466,693
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Hana Financial Group, Inc.	735,840	$ 28,859,903
Hynix Semiconductor, Inc.	1,014,220	23,328,127
Hyundai Mipo Dockyard Co. Ltd.	52,467	8,310,720
Hyundai Mobis	34,515	12,440,202
KB Financial Group, Inc.	1,030,694	51,270,150
Korea Electric Power Corp. (a)	431,470	10,486,473
KT&G Corp.	211,799	13,178,431
LG Corp.	277,744	20,759,021
LG Display Co. Ltd.	435,750	11,211,830
Lock & Lock Co. Ltd.	339,600	15,364,627
Orion Corp.	58,096	28,213,187
S-Oil Corp.	170,980	24,163,929
Samsung Electronics Co. Ltd.	146,650	117,397,940
Samsung Engineering Co. Ltd.	102,317	25,232,316
Samsung Heavy Industries Ltd.	430,100	17,521,391
Samsung Life Insurance Co. Ltd.	215,143	20,365,437
Shinhan Financial Group Co. Ltd. sponsored ADR (d)	554,700	53,262,294
Shinsegae Co. Ltd.	38,269	11,905,754
Tong Yang Life Insurance Co. Ltd.	1,470,010	19,589,916
TOTAL KOREA (SOUTH)		555,192,899
Luxembourg - 0.9%
Evraz Group SA GDR (a)	539,100	18,005,940
Millicom International Cellular SA unit	95,900	11,522,907
Samsonite International SA	5,017,200	10,750,499
TOTAL LUXEMBOURG		40,279,346
Malaysia - 1.1%
Axiata Group Bhd	10,637,000	18,293,273
Genting Bhd	6,614,100	24,132,376
Tenaga Nasional Bhd	3,447,200	7,125,725
TOTAL MALAYSIA		49,551,374
Mexico - 4.1%
America Movil SAB de CV Series L sponsored ADR	2,381,500	61,442,700
Cemex SA de CV sponsored ADR (a)(d)	2,230,698	15,704,114
Genomma Lab Internacional SA de CV (a)	6,607,700	15,166,367
Grupo Modelo SAB de CV Series C	4,207,100	25,954,641
Grupo Televisa SA de CV (CPO) sponsored ADR	2,423,300	53,773,027
Wal-Mart de Mexico SA de CV Series V	4,827,900	13,318,912
TOTAL MEXICO		185,359,761
Common Stocks - continued
	Shares	Value
Nigeria - 0.7%
Guaranty Trust Bank PLC GDR (Reg. S)	3,352,358	$ 13,912,286
Zenith Bank PLC	162,938,596	15,771,688
TOTAL NIGERIA		29,683,974
Peru - 0.6%
Compania de Minas Buenaventura SA sponsored ADR	639,800	26,193,412
Philippines - 0.9%
Manila Water Co., Inc.	5,654,400	2,651,422
Metro Pacific Investments Corp.	72,660,000	6,224,551
Metropolitan Bank & Trust Co.	6,429,088	11,739,875
Robinsons Land Corp.	67,918,850	21,436,182
TOTAL PHILIPPINES		42,052,030
Poland - 0.6%
Eurocash SA	921,609	9,009,404
Polska Grupa Energetyczna SA	2,106,000	17,567,661
TOTAL POLAND		26,577,065
Qatar - 0.1%
Commercial Bank of Qatar GDR (Reg. S)	1,465,037	5,954,617
Russia - 7.6%
Bank St. Petersburg OJSC (a)	2,821,494	13,996,093
Bank St. Petersburg OJSC rights (a)	234,940	2
Interregional Distribution Grid Companies Holding JSC (a)	63,037,200	8,048,943
Lukoil Oil Co. sponsored ADR	330,600	22,199,790
M Video OJSC (a)	1,971,100	19,111,787
Magnit OJSC GDR (Reg. S)	667,600	20,595,460
Magnitogorsk Iron & Steel Works OJSC unit	1,170,100	12,988,110
Mobile TeleSystems OJSC sponsored ADR	863,600	16,218,408
OAO Gazprom sponsored ADR	5,750,300	84,299,398
OAO NOVATEK GDR	251,000	39,105,800
OGK-4 OJSC (a)	51,588,200	5,117,534
Sberbank (Savings Bank of the Russian Federation)	18,262,400	67,173,534
TNK-BP Holding	3,714,000	12,047,098
Uralkali JSC GDR (Reg. S)	444,987	21,920,060
TOTAL RUSSIA		342,822,017
Singapore - 0.4%
First Resources Ltd.	15,188,000	17,847,461
Sound Global Ltd.	1,477,000	827,949
TOTAL SINGAPORE		18,675,410
Common Stocks - continued
	Shares	Value
South Africa - 4.9%
Absa Group Ltd.	1,727,276	$ 33,994,880
African Bank Investments Ltd.	2,508,000	12,649,794
AngloGold Ashanti Ltd.	1,093,200	45,856,003
Aspen Pharmacare Holdings Ltd.	1,362,700	16,991,175
Barloworld Ltd.	1,895,100	18,294,388
Blue Label Telecoms Ltd.	5,529,307	4,237,080
Gold Fields Ltd. sponsored ADR	1,810,200	28,221,018
Impala Platinum Holdings Ltd.	863,700	22,156,429
MTN Group Ltd.	1,734,100	37,606,988
TOTAL SOUTH AFRICA		220,007,755
Taiwan - 7.6%
Advanced Semiconductor Engineering, Inc.	10,834,000	11,689,581
Asia Cement Corp.	15,706,000	24,200,727
Catcher Technology Co. Ltd.	2,215,000	19,327,562
Cheng Uei Precision Industries Co. Ltd.	2,877,000	8,666,863
Chroma ATE, Inc.	3,601,612	9,041,443
Compal Electronics, Inc.	9,133,000	11,827,362
Fubon Financial Holding Co. Ltd.	10,126,000	16,479,294
HIWIN Technologies Corp.	2,625,830	31,731,810
Hon Hai Precision Industry Co. Ltd. (Foxconn)	3,641,642	10,377,671
HTC Corp.	1,391,200	41,331,358
Kinsus Interconnect Technology Corp.	2,160,000	8,900,277
Nan Ya Plastics Corp.	5,250,000	14,488,400
Synnex Technology International Corp.	4,308,739	11,040,398
Taiwan Fertilizer Co. Ltd.	9,478,000	33,803,117
Taiwan Semiconductor Manufacturing Co. Ltd.	11,396,284	28,277,838
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (d)	4,162,351	51,446,658
WPG Holding Co. Ltd.	4,355,000	7,268,386
TOTAL TAIWAN		339,898,745
Thailand - 1.9%
Advanced Info Service PCL (For. Reg.)	2,142,600	8,311,345
Banpu PCL (For. Reg.)	553,700	13,612,373
PTT PCL (For. Reg.)	2,134,300	24,873,287
Siam Cement PCL (For. Reg.)	948,800	13,957,159
Siam Commercial Bank PCL (For. Reg.)	5,301,700	22,524,435
TOTAL THAILAND		83,278,599
Turkey - 1.7%
Aygaz AS	458,143	2,847,462
TAV Havalimanlari Holding AS (a)	3,956,000	19,342,110
Common Stocks - continued
	Shares	Value
Turkey - continued
Turkiye Is Bankasi AS Series C	4,980,000	$ 14,296,792
Turkiye Vakiflar Bankasi TAO	15,153,000	31,751,876
Yazicilar Holding AS	1,476,300	9,699,852
TOTAL TURKEY		77,938,092
United Kingdom - 1.6%
Antofagasta PLC	849,000	19,651,430
Aurelian Oil & Gas PLC (a)	8,018,689	9,082,801
Hikma Pharmaceuticals PLC	1,023,383	11,474,301
Kazakhmys PLC	1,441,100	31,889,768
TOTAL UNITED KINGDOM		72,098,300
United States of America - 0.5%
Cognizant Technology Solutions Corp. Class A (a)	71,500	4,995,705
ION Geophysical Corp. (a)	1,741,936	17,663,231
TOTAL UNITED STATES OF AMERICA		22,658,936
TOTAL COMMON STOCKS (Cost $3,913,166,305)		4,251,881,027
Nonconvertible Preferred Stocks - 1.2%

Korea (South) - 0.8%
Hyundai Motor Co. Series 2	484,150	35,175,855
Russia - 0.4%
Sberbank (Savings Bank of the Russian Federation) (a)	6,059,500	18,151,183
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $44,659,065)		53,327,038
Money Market Funds - 5.9%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	149,798,906	$ 149,798,906
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	116,067,103	116,067,103
TOTAL MONEY MARKET FUNDS (Cost $265,866,009)		265,866,009
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $4,223,691,379)		4,571,074,074
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(80,855,923)
NET ASSETS - 100%		$ 4,490,218,151
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $782,133 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 119,438
Fidelity Securities Lending Cash Central Fund	1,299,331
Total	$ 1,418,769
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
SREI Infrastructure Finance Ltd.	$ -	$ 31,052,756	$ -	$ 498,893	$ 31,192,602
Total	$ -	$ 31,052,756	$ -	$ 498,893	$ 31,192,602
Other Information

The following is a summary of the inputs used, as of July 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Brazil	$ 746,254,720	$ 746,254,720	$ -	$ -
Korea (South)	590,368,754	517,400,301	72,968,453	-
Russia	360,973,200	360,973,198	2	-
India	353,135,152	303,849,605	49,191,399	94,148
Taiwan	339,898,745	299,931,326	39,967,419	-
China	328,183,983	284,592,956	43,591,027	-
South Africa	220,007,755	174,151,752	45,856,003	-
Cayman Islands	191,811,904	191,811,904	-	-
Mexico	185,359,761	185,359,761	-	-
Other	989,214,091	988,721,626	492,465	-
Money Market Funds	265,866,009	265,866,009	-	-
Total Investments in Securities:	$ 4,571,074,074	$ 4,318,913,158	$ 252,066,768	$ 94,148
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	46,104
Total Unrealized Gain (Loss)	139
Cost of Purchases	94,009
Proceeds of Sales	(46,104)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 94,148
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2011	$ 138

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At July 31, 2011, the cost of investment securities for income tax purposes was $4,239,855,073. Net unrealized appreciation aggregated $331,219,001, of which $524,989,899 related to appreciated investment securities and $193,770,898 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series International
Growth Fund

July 31, 2011

1.907949.101

GSV-S-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
Australia - 4.9%
Coca-Cola Amatil Ltd.	2,087,531	$ 25,916,165
CSL Ltd.	2,290,292	77,223,078
MAp Group unit	5,804,419	20,852,872
Newcrest Mining Ltd.	1,016,511	44,169,037
Newcrest Mining Ltd. sponsored ADR	876,386	37,667,070
OZ Minerals Ltd.	2,205,272	33,023,065
QBE Insurance Group Ltd.	913,418	16,457,838
Woolworths Ltd.	1,007,002	29,804,874
Worleyparsons Ltd.	2,012,480	60,824,917
TOTAL AUSTRALIA		345,938,916
Austria - 0.9%
Andritz AG	531,449	51,688,930
Zumtobel AG	637,900	14,990,447
TOTAL AUSTRIA		66,679,377
Bailiwick of Guernsey - 0.4%
Resolution Ltd.	6,798,173	30,823,591
Bailiwick of Jersey - 1.1%
Glencore International PLC	2,143,400	16,738,006
Informa PLC	2,350,581	15,589,204
Randgold Resources Ltd. sponsored ADR	528,765	48,017,150
TOTAL BAILIWICK OF JERSEY		80,344,360
Belgium - 3.5%
Anheuser-Busch InBev SA NV	3,560,896	204,938,711
Umicore SA (d)	854,688	43,743,442
TOTAL BELGIUM		248,682,153
Bermuda - 1.2%
Lazard Ltd. Class A	764,908	25,700,909
Li & Fung Ltd.	24,404,000	40,580,441
Trinity Ltd.	15,596,000	17,289,312
TOTAL BERMUDA		83,570,662
Brazil - 2.8%
BM&F Bovespa SA	4,771,800	27,901,126
BR Malls Participacoes SA	1,630,300	18,980,930
Braskem SA Class A sponsored ADR	2,245,977	54,509,862
Fibria Celulose SA sponsored ADR	1,648,193	19,712,388
Iguatemi Empresa de Shopping Centers SA	790,600	17,277,811
Common Stocks - continued
	Shares	Value
Brazil - continued
Itau Unibanco Banco Multiplo SA sponsored ADR	1,379,600	$ 28,102,452
Multiplan Empreendimentos Imobiliarios SA	1,345,200	29,051,186
TOTAL BRAZIL		195,535,755
Canada - 2.5%
Agnico-Eagle Mines Ltd. (Canada)	502,700	27,960,517
Fairfax Financial Holdings Ltd. (sub. vtg.)	90,800	35,734,561
Goldcorp, Inc.	351,100	16,790,621
Niko Resources Ltd.	568,800	39,120,628
Open Text Corp. (a)	495,900	33,473,510
Pan American Silver Corp.	641,200	19,351,421
TOTAL CANADA		172,431,258
Cayman Islands - 1.3%
NVC Lighting Holdings Ltd.	30,284,000	15,814,606
Sands China Ltd. (a)	9,935,600	29,894,252
Wynn Macau Ltd.	13,293,800	46,394,745
TOTAL CAYMAN ISLANDS		92,103,603
Chile - 0.4%
Banco Santander Chile sponsored ADR (d)	329,700	30,655,506
China - 0.7%
Baidu.com, Inc. sponsored ADR (a)	334,020	52,464,521
Denmark - 2.7%
Novo Nordisk A/S Series B sponsored ADR	1,236,466	150,873,581
William Demant Holding A/S (a)	448,300	39,339,351
TOTAL DENMARK		190,212,932
Finland - 2.1%
Metso Corp.	811,100	39,799,402
Nokian Tyres PLC	1,325,300	62,193,044
Outotec OYJ (d)	952,318	46,975,048
TOTAL FINLAND		148,967,494
France - 4.0%
Alstom SA	1,350,091	71,300,225
Danone	1,341,605	95,998,720
Remy Cointreau SA (d)	428,103	38,260,451
Safran SA	1,889,286	78,805,436
TOTAL FRANCE		284,364,832
Common Stocks - continued
	Shares	Value
Germany - 5.1%
alstria office REIT-AG	670,100	$ 9,763,129
Bayerische Motoren Werke AG (BMW)	300,276	30,123,949
Linde AG	767,520	137,851,389
MAN SE	343,352	40,868,727
Siemens AG sponsored ADR (d)	1,083,424	137,909,041
TOTAL GERMANY		356,516,235
Hong Kong - 0.9%
Hong Kong Exchanges and Clearing Ltd.	3,072,700	63,434,708
India - 0.3%
Bharti Airtel Ltd.	1,915,896	18,948,779
Ireland - 1.0%
CRH PLC sponsored ADR (d)	1,818,300	36,056,889
James Hardie Industries NV CDI (a)	5,563,193	35,021,772
TOTAL IRELAND		71,078,661
Israel - 0.2%
Azrieli Group	578,300	15,670,392
Italy - 2.1%
Azimut Holdings SpA	2,035,025	16,666,946
Fiat Industrial SpA (a)	3,226,100	42,669,058
Fiat SpA	2,173,200	21,561,294
Interpump Group SpA	2,013,049	16,356,802
Saipem SpA	898,668	46,975,716
TOTAL ITALY		144,229,816
Japan - 7.8%
Autobacs Seven Co. Ltd.	728,900	32,862,769
Denso Corp.	2,186,800	78,249,169
Fanuc Corp.	593,300	112,624,090
Fast Retailing Co. Ltd.	176,500	31,371,663
Keyence Corp.	259,200	73,316,235
Kobayashi Pharmaceutical Co. Ltd.	581,700	29,967,395
Nippon Thompson Co. Ltd.	1,634,000	13,120,406
Osaka Securities Exchange Co. Ltd.	6,007	30,048,659
SHO-BOND Holdings Co. Ltd.	616,900	15,092,870
Unicharm Corp.	944,000	42,683,298
USS Co. Ltd.	706,590	56,369,293
Yamato Kogyo Co. Ltd.	1,226,200	36,977,980
TOTAL JAPAN		552,683,827
Common Stocks - continued
	Shares	Value
Mexico - 1.1%
Wal-Mart de Mexico SA de CV Series V	27,193,000	$ 75,018,368
Netherlands - 1.3%
ASML Holding NV	1,505,400	53,667,510
QIAGEN NV (a)(d)	1,363,800	23,102,772
Yandex NV (d)	459,100	16,054,727
TOTAL NETHERLANDS		92,825,009
Portugal - 0.8%
Jeronimo Martins SGPS SA	2,753,400	53,943,098
Singapore - 1.2%
City Developments Ltd.	2,357,000	20,670,116
Keppel Land Ltd.	5,582,000	17,754,482
Singapore Exchange Ltd.	5,121,000	31,768,359
Wing Tai Holdings Ltd.	9,308,000	11,440,302
TOTAL SINGAPORE		81,633,259
South Africa - 2.1%
African Rainbow Minerals Ltd.	1,879,100	53,157,029
Clicks Group Ltd.	3,270,927	19,581,992
JSE Ltd.	2,574,600	25,482,047
Mr Price Group Ltd.	2,820,500	31,111,405
MTN Group Ltd.	860,600	18,663,614
TOTAL SOUTH AFRICA		147,996,087
Spain - 1.1%
Inditex SA	593,972	53,886,749
Prosegur Compania de Seguridad SA (Reg.)	520,400	23,950,008
TOTAL SPAIN		77,836,757
Sweden - 1.6%
Fagerhult AB	319,870	8,769,690
H&M Hennes & Mauritz AB (B Shares) (d)	2,127,730	72,740,883
Swedish Match Co.	762,800	28,429,889
TOTAL SWEDEN		109,940,462
Switzerland - 9.1%
Nestle SA	5,219,264	332,933,054
Novartis AG sponsored ADR	514,891	31,511,329
Roche Holding AG (participation certificate)	648,992	116,657,908
The Swatch Group AG:
(Bearer)	244,360	132,827,613
Common Stocks - continued
	Shares	Value
Switzerland - continued
The Swatch Group AG: - continued
(Reg.)	32,278	$ 3,009,609
Transocean Ltd. (United States)	422,875	26,032,185
TOTAL SWITZERLAND		642,971,698
Turkey - 0.9%
Coca-Cola Icecek AS	1,995,191	28,698,438
Turkiye Garanti Bankasi AS	8,295,000	36,628,803
TOTAL TURKEY		65,327,241
United Kingdom - 18.6%
Anglo American PLC (United Kingdom)	1,285,500	61,198,028
Babcock International Group PLC	3,451,900	38,221,481
BG Group PLC	7,870,978	186,579,205
BHP Billiton PLC ADR (d)	3,932,790	295,549,169
GlaxoSmithKline PLC sponsored ADR	884,850	39,305,037
Imperial Tobacco Group PLC	836,901	29,084,546
InterContinental Hotel Group PLC ADR (d)	2,519,615	49,812,789
Johnson Matthey PLC	1,404,900	47,048,191
Reckitt Benckiser Group PLC	1,322,100	75,029,323
Rio Tinto PLC	499,200	35,241,111
Rio Tinto PLC sponsored ADR (d)	1,697,300	120,474,354
Rolls-Royce Group PLC	5,089,111	54,511,707
Rotork PLC	633,897	16,504,000
Serco Group PLC	4,963,002	43,995,226
Shaftesbury PLC	2,632,800	22,107,053
Standard Chartered PLC (United Kingdom)	4,198,933	107,392,448
Tesco PLC	9,201,929	57,923,523
Unite Group PLC (a)	4,150,300	14,409,775
Victrex PLC	751,707	18,004,092
TOTAL UNITED KINGDOM		1,312,391,058
United States of America - 12.3%
Allergan, Inc.	356,100	28,954,491
Autoliv, Inc.	802,700	53,106,632
Berkshire Hathaway, Inc. Class B (a)	799,082	59,267,912
Cymer, Inc. (a)	360,800	15,886,024
eBay, Inc. (a)	913,600	29,920,400
Google, Inc. Class A (a)	59,100	35,678,079
ION Geophysical Corp. (a)	3,051,400	30,941,196
JPMorgan Chase & Co.	722,319	29,217,804
Juniper Networks, Inc. (a)	3,048,800	71,311,432
Common Stocks - continued
	Shares	Value
United States of America - continued
Lam Research Corp. (a)	423,857	$ 17,327,274
Martin Marietta Materials, Inc. (d)	197,800	14,957,636
MasterCard, Inc. Class A	232,191	70,411,921
Mead Johnson Nutrition Co. Class A	1,032,200	73,668,114
Mohawk Industries, Inc. (a)	682,300	35,500,069
Nuance Communications, Inc. (a)	835,205	16,712,452
Philip Morris International, Inc.	1,074,457	76,469,105
ResMed, Inc. (a)(d)	991,700	30,038,593
Solera Holdings, Inc.	275,941	15,419,583
Union Pacific Corp.	553,900	56,763,672
Visa, Inc. Class A	1,213,399	103,794,150
TOTAL UNITED STATES OF AMERICA		865,346,539
TOTAL COMMON STOCKS (Cost $5,870,023,292)		6,770,566,954
Money Market Funds - 6.0%

Fidelity Cash Central Fund, 0.14% (b)	168,682,283	168,682,283
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	251,939,328	251,939,328
TOTAL MONEY MARKET FUNDS (Cost $420,621,611)		420,621,611
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $6,290,644,903)		7,191,188,565
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(143,000,675)
NET ASSETS - 100%		$ 7,048,187,890
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 111,162
Fidelity Securities Lending Cash Central Fund	3,401,256
Total	$ 3,512,418
Other Information

The following is a summary of the inputs used, as of July 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 1,312,391,058	$ 1,277,149,947	$ 35,241,111	$ -
United States of America	865,346,539	865,346,539	-	-
Switzerland	642,971,698	642,971,698	-	-
Japan	552,683,827	552,683,827	-	-
Germany	356,516,235	356,516,235	-	-
Australia	345,938,916	345,938,916	-	-
France	284,364,832	284,364,832	-	-
Belgium	248,682,153	43,743,442	204,938,711	-
Brazil	195,535,755	195,535,755	-	-
Other	1,966,135,941	1,966,135,941	-	-
Money Market Funds	420,621,611	420,621,611	-	-
Total Investments in Securities:	$ 7,191,188,565	$ 6,951,008,743	$ 240,179,822	$ -
Income Tax Information

At July 31, 2011, the cost of investment securities for income tax purposes was $6,294,079,959. Net unrealized appreciation aggregated $897,108,606, of which $1,058,922,424 related to appreciated investment securities and $161,813,818 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series International
Small Cap Fund

July 31, 2011

1.907962.101

SCF-S-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.4%
	Shares	Value
Australia - 1.1%
MAp Group unit	2,880,823	$ 10,349,603
OZ Minerals Ltd.	426,481	6,386,382
TOTAL AUSTRALIA		16,735,985
Austria - 1.8%
Andritz AG	175,762	17,094,678
Zumtobel AG	410,119	9,637,666
TOTAL AUSTRIA		26,732,344
Bailiwick of Guernsey - 0.7%
Resolution Ltd.	2,477,521	11,233,326
Bailiwick of Jersey - 1.3%
Informa PLC	1,697,103	11,255,296
Randgold Resources Ltd. sponsored ADR	87,800	7,973,118
TOTAL BAILIWICK OF JERSEY		19,228,414
Belgium - 1.2%
Gimv NV	124,200	7,580,844
Umicore SA	199,281	10,199,321
TOTAL BELGIUM		17,780,165
Bermuda - 1.5%
Aquarius Platinum Ltd. (Australia)	1,379,122	6,409,179
Lazard Ltd. Class A	152,001	5,107,234
Trinity Ltd.	9,520,000	10,553,620
TOTAL BERMUDA		22,070,033
Brazil - 5.0%
Arezzo Industria e Comercio SA	467,000	6,686,481
Banco ABC Brasil SA	860,000	5,682,697
Banco Pine SA	441,600	2,946,467
BR Malls Participacoes SA	584,100	6,800,442
Braskem SA Class A sponsored ADR (d)	843,700	20,476,599
Cia.Hering SA	274,200	5,875,714
Iguatemi Empresa de Shopping Centers SA	162,600	3,553,468
Multiplan Empreendimentos Imobiliarios SA	367,700	7,940,917
Odontoprev SA	427,800	7,322,131
T4F Entretenimento SA	415,000	3,879,255
Totvs SA	208,800	3,740,686
TOTAL BRAZIL		74,904,857
Canada - 4.7%
Agnico-Eagle Mines Ltd. (Canada)	101,800	5,662,185
Common Stocks - continued
	Shares	Value
Canada - continued
Eldorado Gold Corp.	415,500	$ 7,154,045
Fairfax Financial Holdings Ltd. (sub. vtg.)	24,700	9,720,745
Niko Resources Ltd. (d)	235,500	16,197,095
Open Text Corp. (a)	107,800	7,276,556
Pan American Silver Corp.	143,000	4,315,741
Petrobank Energy & Resources Ltd. (a)	481,700	7,461,964
Petrominerales Ltd.	153,350	4,892,305
Quadra FNX Mining Ltd. (a)	243,800	3,881,304
TAG Oil Ltd. (a)	113,600	814,486
Tuscany International Drilling, Inc. (a)	3,214,100	3,734,196
TOTAL CANADA		71,110,622
Cayman Islands - 1.8%
China Lilang Ltd.	4,297,000	5,910,318
Intime Department Store Group Co. Ltd.	3,996,000	6,696,061
NVC Lighting Holdings Ltd.	13,793,000	7,202,842
Vantage Drilling Co. (a)	1,648,469	2,687,004
Wynn Macau Ltd.	1,397,600	4,877,559
TOTAL CAYMAN ISLANDS		27,373,784
Cyprus - 0.1%
AFI Development PLC GDR (Reg. S)	2,501,700	2,176,479
Denmark - 0.6%
William Demant Holding A/S (a)	109,164	9,579,391
Finland - 2.4%
Metso Corp.	126,800	6,221,877
Nokian Tyres PLC	264,100	12,393,558
Outotec OYJ	362,800	17,895,858
TOTAL FINLAND		36,511,293
France - 3.1%
Audika SA	92,341	2,421,413
Laurent-Perrier Group	70,667	9,849,174
Remy Cointreau SA (d)	125,773	11,240,593
Saft Groupe SA	354,549	11,528,485
Vetoquinol SA	80,805	3,278,796
Virbac SA	47,400	8,305,611
TOTAL FRANCE		46,624,072
Germany - 3.8%
alstria office REIT-AG	442,800	6,451,445
Bilfinger Berger AG	122,552	12,127,239
Common Stocks - continued
	Shares	Value
Germany - continued
CTS Eventim AG	516,354	$ 18,859,689
Fielmann AG (d)	103,695	10,846,775
Software AG (Bearer)	188,900	9,247,312
TOTAL GERMANY		57,532,460
Greece - 0.3%
Terna Energy SA	1,399,400	5,227,893
India - 0.8%
Apollo Tyres Ltd.	2,230,567	3,693,226
Jyothy Laboratories Ltd.	1,514,343	8,166,012
TOTAL INDIA		11,859,238
Ireland - 0.9%
James Hardie Industries NV CDI (a)	2,166,724	13,640,101
Israel - 0.9%
Azrieli Group	256,513	6,950,820
Ituran Location & Control Ltd.	509,799	6,928,168
TOTAL ISRAEL		13,878,988
Italy - 2.0%
Azimut Holdings SpA	1,898,464	15,548,506
Interpump Group SpA	1,890,617	15,361,994
TOTAL ITALY		30,910,500
Japan - 20.5%
Aozora Bank Ltd. (d)	4,497,000	10,984,681
Asahi Co. Ltd. (d)	190,100	3,927,227
Autobacs Seven Co. Ltd.	308,800	13,922,380
Daikoku Denki Co. Ltd.	502,900	4,900,604
Daikokutenbussan Co. Ltd.	348,000	11,823,816
FCC Co. Ltd.	575,500	13,855,668
GCA Savvian Group Corp. (d)	3,613	5,342,161
Glory Ltd.	214,500	5,024,927
Goldcrest Co. Ltd.	208,000	4,888,872
Kamigumi Co. Ltd.	966,000	9,614,188
Kayaba Industry Co. Ltd.	680,000	5,557,331
Kobayashi Pharmaceutical Co. Ltd.	460,600	23,728,695
Kyoto Kimono Yuzen Co. Ltd.	282,300	3,242,424
Meiko Network Japan Co. Ltd.	19,400	183,250
Miraial Co. Ltd.	102,000	2,131,047
Nabtesco Corp.	729,400	18,499,173
Nagaileben Co. Ltd.	127,100	3,956,754
Common Stocks - continued
	Shares	Value
Japan - continued
Nihon M&A Center, Inc.	1,634	$ 8,248,022
Nihon Parkerizing Co. Ltd.	576,000	8,666,381
Nippon Seiki Co. Ltd.	415,000	4,922,952
Nippon Thompson Co. Ltd.	2,089,000	16,773,884
Obic Co. Ltd.	48,750	9,634,087
Osaka Securities Exchange Co. Ltd.	5,084	25,431,560
OSG Corp.	654,100	10,529,850
Seven Bank Ltd.	1,772	3,658,427
SHO-BOND Holdings Co. Ltd.	368,900	9,025,384
Shoei Co. Ltd.	217,100	1,672,712
The Nippon Synthetic Chemical Industry Co. Ltd.	1,050,000	7,121,419
Tsumura & Co.	263,900	8,650,941
Tsutsumi Jewelry Co. Ltd.	134,500	3,412,960
USS Co. Ltd.	331,710	26,462,670
Yamatake Corp.	279,900	6,404,260
Yamato Kogyo Co. Ltd.	534,300	16,112,653
TOTAL JAPAN		308,311,360
Korea (South) - 0.3%
NCsoft Corp.	12,655	3,901,050
Luxembourg - 0.4%
GlobeOp Financial Services SA	888,900	6,435,152
Netherlands - 2.1%
Aalberts Industries NV	692,100	13,539,354
ASM International NV unit (d)	225,600	6,411,552
Heijmans NV unit	169,900	3,915,698
QIAGEN NV (a)(d)	440,300	7,458,682
TOTAL NETHERLANDS		31,325,286
Papua New Guinea - 0.3%
Oil Search Ltd.	504,724	3,787,338
Philippines - 0.3%
Jollibee Food Corp.	1,876,700	3,872,308
Portugal - 0.5%
Jeronimo Martins SGPS SA	416,400	8,157,880
Singapore - 0.8%
Keppel Land Ltd.	1,239,000	3,940,846
Wing Tai Holdings Ltd.	6,157,000	7,567,463
TOTAL SINGAPORE		11,508,309
Common Stocks - continued
	Shares	Value
South Africa - 2.5%
African Rainbow Minerals Ltd.	405,527	$ 11,471,774
Clicks Group Ltd.	1,590,729	9,523,185
JSE Ltd.	686,300	6,792,639
Mr Price Group Ltd.	885,600	9,768,573
TOTAL SOUTH AFRICA		37,556,171
Spain - 1.4%
Grifols SA	121,300	2,657,050
Prosegur Compania de Seguridad SA (Reg.)	390,500	17,971,710
TOTAL SPAIN		20,628,760
Sweden - 1.8%
Fagerhult AB	246,000	6,744,439
Intrum Justitia AB	811,200	12,602,780
Swedish Match Co.	219,400	8,177,134
TOTAL SWEDEN		27,524,353
Switzerland - 1.2%
Bank Sarasin & Co. Ltd. Series B (Reg.)	434,578	18,370,609
Turkey - 1.4%
Albaraka Turk Katilim Bankasi AS	4,827,000	6,400,189
Boyner Buyuk Magazacilik AS (a)	1,689,500	4,000,237
Coca-Cola Icecek AS	742,220	10,675,948
TOTAL TURKEY		21,076,374
United Arab Emirates - 0.2%
Dubai Financial Market PJSC (a)	8,816,145	2,736,355
United Kingdom - 16.0%
AMEC PLC	438,178	7,581,559
Babcock International Group PLC	1,019,000	11,282,971
Bellway PLC	746,800	8,091,249
Britvic PLC	1,983,700	11,426,855
Dechra Pharmaceuticals PLC	844,703	6,517,323
Derwent London PLC	220,600	6,503,980
Great Portland Estates PLC	1,532,700	10,471,926
H&T Group PLC	566,271	3,332,582
InterContinental Hotel Group PLC ADR	398,300	7,874,391
Johnson Matthey PLC	342,400	11,466,510
Meggitt PLC	3,230,482	20,592,167
Micro Focus International PLC	1,031,400	4,910,124
Mothercare PLC	797,300	5,328,319
Persimmon PLC	777,800	5,896,431
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Rotork PLC	361,100	$ 9,401,519
Serco Group PLC	1,967,939	17,445,071
Shaftesbury PLC	1,352,900	11,360,009
Spectris PLC	563,740	14,529,339
Spirax-Sarco Engineering PLC	630,700	19,433,653
Ted Baker PLC	485,849	6,404,485
Ultra Electronics Holdings PLC	305,900	7,899,062
Unite Group PLC (a)	4,882,825	16,953,090
Victrex PLC	714,100	17,103,369
TOTAL UNITED KINGDOM		241,805,984
United States of America - 10.7%
ANSYS, Inc. (a)	73,515	3,719,859
Autoliv, Inc.	160,500	10,618,680
Broadridge Financial Solutions, Inc.	149,595	3,449,661
Cymer, Inc. (a)	296,900	13,072,507
Dril-Quip, Inc. (a)	108,248	7,632,566
Evercore Partners, Inc. Class A	52,900	1,503,947
ION Geophysical Corp. (a)	1,462,083	14,825,522
Juniper Networks, Inc. (a)	239,600	5,604,244
Kansas City Southern (a)	195,400	11,596,990
Lam Research Corp. (a)	80,100	3,274,488
Martin Marietta Materials, Inc. (d)	82,100	6,208,402
Mohawk Industries, Inc. (a)	287,762	14,972,257
Oceaneering International, Inc.	171,600	7,413,120
PriceSmart, Inc.	561,499	32,858,927
ResMed, Inc. (a)(d)	418,700	12,682,423
Solera Holdings, Inc.	143,758	8,033,197
Solutia, Inc. (a)	165,900	3,556,896
TOTAL UNITED STATES OF AMERICA		161,023,686
TOTAL COMMON STOCKS (Cost $1,267,495,488)		1,423,130,920
Money Market Funds - 6.4%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	52,572,330	$ 52,572,330
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	43,350,547	43,350,547
TOTAL MONEY MARKET FUNDS (Cost $95,922,877)		95,922,877
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $1,363,418,365)		1,519,053,797
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(11,774,885)
NET ASSETS - 100%		$ 1,507,278,912
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 42,591
Fidelity Securities Lending Cash Central Fund	525,635
Total	$ 568,226
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At July 31, 2011, the cost of investment securities for income tax purposes was $1,364,556,622. Net unrealized appreciation aggregated $154,497,175, of which $219,151,694 related to appreciated investment securities and $64,654,519 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series International
Value Fund

July 31, 2011

1.907975.101

VSF-S-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
Australia - 2.4%
Australia & New Zealand Banking Group Ltd.	808,630	$ 18,505,400
Commonwealth Bank of Australia	338,796	18,339,192
Macquarie Group Ltd.	1,928,944	58,427,290
Wesfarmers Ltd.	498,268	16,050,417
Westfield Group unit	6,622,182	57,912,664
TOTAL AUSTRALIA		169,234,963
Bailiwick of Guernsey - 0.3%
Resolution Ltd.	4,082,700	18,511,367
Bailiwick of Jersey - 1.1%
Informa PLC	2,753,181	18,259,273
United Business Media Ltd.	3,980,500	35,351,044
WPP PLC	2,034,113	23,055,850
TOTAL BAILIWICK OF JERSEY		76,666,167
Bermuda - 0.7%
China Yurun Food Group Ltd.	6,400,000	20,118,556
Seadrill Ltd.	818,400	28,605,393
TOTAL BERMUDA		48,723,949
Brazil - 1.4%
Banco do Brasil SA	2,232,512	37,836,991
Banco Santander (Brasil) SA ADR	1,378,200	12,789,696
Cyrela Brazil Realty SA	1,126,700	11,040,382
Itau Unibanco Banco Multiplo SA sponsored ADR	320,200	6,522,474
OGX Petroleo e Gas Participacoes SA (a)	1,508,600	12,565,183
Telecomunicacoes de Sao Paulo SA sponsored ADR	638,600	20,256,392
TOTAL BRAZIL		101,011,118
Canada - 3.7%
Kinross Gold Corp.	2,049,600	33,466,360
Petrobank Energy & Resources Ltd. (a)	930,300	14,411,179
Petrominerales Ltd. (d)	758,854	24,209,619
Potash Corp. of Saskatchewan, Inc.	274,500	15,848,252
Power Corp. of Canada (sub. vtg.) (d)	747,200	19,825,748
Suncor Energy, Inc.	738,600	28,310,165
The Toronto-Dominion Bank	554,600	44,401,668
Uranium One, Inc.	7,542,000	26,603,035
Yamana Gold, Inc.	4,277,300	55,693,544
TOTAL CANADA		262,769,570
Cayman Islands - 0.5%
China High Speed Transmission Equipment Group Co. Ltd.	6,976,000	5,442,028
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
China ZhengTong Auto Services Holdings Ltd.	5,174,000	$ 6,837,768
Hengdeli Holdings Ltd.	40,224,000	19,973,168
TOTAL CAYMAN ISLANDS		32,252,964
China - 0.9%
China Merchants Bank Co. Ltd. (H Shares)	9,569,945	22,716,003
Industrial & Commercial Bank of China Ltd. (H Shares)	37,815,000	28,771,966
Nine Dragons Paper (Holdings) Ltd.	14,785,000	12,520,337
TOTAL CHINA		64,008,306
Denmark - 0.8%
Novo Nordisk A/S Series B	144,985	17,734,008
Pandora A/S (d)	614,500	17,611,151
Vestas Wind Systems AS (a)(d)	1,107,091	24,468,931
TOTAL DENMARK		59,814,090
France - 9.2%
Alstom SA	454,722	24,014,515
Atos Origin SA	497,145	27,458,568
AXA SA sponsored ADR	7,200,000	134,640,000
BNP Paribas SA	1,570,975	102,626,118
Christian Dior SA	314,300	50,353,618
Compagnie de St. Gobain	407,011	23,626,476
PPR SA	227,000	42,075,279
Schneider Electric SA	159,744	23,216,774
Societe Generale Series A	2,059,213	102,773,230
Total SA sponsored ADR (d)	578,500	31,279,495
Unibail-Rodamco	285,154	63,671,036
VINCI SA	270,100	15,725,536
TOTAL FRANCE		641,460,645
Germany - 7.2%
Allianz AG sponsored ADR	1,546,300	20,179,215
BASF AG	652,944	59,311,903
Bayer AG	503,431	40,457,236
Bayerische Motoren Werke AG (BMW)	393,582	39,484,488
Daimler AG (United States)	1,046,800	75,526,620
Deutsche Boerse AG (a)	289,800	21,519,507
E.ON AG	2,954,765	81,599,550
HeidelbergCement AG	928,800	51,313,305
Kabel Deutschland Holding AG (a)	334,814	18,889,508
Metro AG	893,900	49,494,362
Common Stocks - continued
	Shares	Value
Germany - continued
MTU Aero Engines Holdings AG	257,500	$ 19,069,227
Volkswagen AG	137,087	25,153,510
TOTAL GERMANY		501,998,431
Hong Kong - 3.2%
China Resources Power Holdings Co. Ltd.	9,064,000	17,653,971
CNOOC Ltd.	7,251,000	16,140,709
Swire Pacific Ltd. (A Shares)	4,829,000	68,031,538
Techtronic Industries Co. Ltd.	17,545,000	18,324,348
Wharf Holdings Ltd.	14,386,000	105,858,131
TOTAL HONG KONG		226,008,697
India - 0.9%
Bank of Baroda	1,424,690	28,374,807
Indian Overseas Bank	2,033,466	6,372,692
Reliance Industries Ltd.	519,667	9,732,149
State Bank of India	307,861	16,328,262
TOTAL INDIA		60,807,910
Indonesia - 0.8%
PT Bank Rakyat Indonesia Tbk	51,187,000	41,551,779
PT Semen Gresik (Persero) Tbk	15,513,000	17,246,797
TOTAL INDONESIA		58,798,576
Ireland - 0.3%
CRH PLC sponsored ADR (d)	1,009,896	20,026,238
Israel - 0.7%
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,058,000	49,345,120
Italy - 1.9%
ENI SpA	1,508,900	32,788,842
Intesa Sanpaolo SpA	28,074,718	65,188,080
Prysmian SpA	561,700	10,419,385
UniCredit SpA	14,941,900	26,836,586
TOTAL ITALY		135,232,893
Japan - 19.1%
ABC-Mart, Inc.	525,000	20,327,422
Aisin Seiki Co. Ltd.	1,208,100	46,682,121
Asahi Glass Co. Ltd.	4,365,000	50,645,684
Canon, Inc.	886,900	42,769,884
Denso Corp.	1,766,800	63,220,519
Honda Motor Co. Ltd.	1,937,900	76,908,026
Common Stocks - continued
	Shares	Value
Japan - continued
Itochu Corp.	3,151,100	$ 36,438,368
Japan Retail Fund Investment Corp.	27,251	42,594,625
Japan Tobacco, Inc.	3,387	15,402,456
JSR Corp.	838,800	17,175,974
Kayaba Industry Co. Ltd.	1,790,000	14,628,857
Kubota Corp.	2,467,000	22,396,527
Mitsubishi Corp.	5,097,800	136,643,429
Mitsubishi UFJ Financial Group, Inc.	7,558,700	38,392,096
Mitsui & Co. Ltd.	4,446,900	84,067,298
Nippon Electric Glass Co. Ltd.	4,853,000	61,415,215
Nippon Telegraph & Telephone Corp.	336,800	16,660,905
Obic Co. Ltd.	133,430	26,368,743
ORIX Corp.	644,220	69,808,288
Promise Co. Ltd. (a)(d)	1,110,250	9,765,988
Ricoh Co. Ltd.	1,260,000	13,620,737
Seven & i Holdings Co., Ltd.	757,700	21,609,193
SOFTBANK CORP.	445,800	17,434,652
Sumitomo Mitsui Financial Group, Inc.	4,025,900	126,683,536
Tokio Marine Holdings, Inc.	1,005,600	29,724,421
Tokyo Electron Ltd.	1,253,500	67,752,356
Tokyo Gas Co. Ltd.	19,833,000	94,571,702
Toyota Motor Corp.	541,700	22,120,109
USS Co. Ltd.	212,340	16,939,747
West Japan Railway Co.	495,800	21,097,187
Yamada Denki Co. Ltd.	200,330	16,007,660
TOTAL JAPAN		1,339,873,725
Korea (South) - 1.2%
Samsung Electronics Co. Ltd.	61,873	49,531,284
Shinhan Financial Group Co. Ltd.	486,100	23,285,386
Shinhan Financial Group Co. Ltd. sponsored ADR	111,000	10,658,220
TOTAL KOREA (SOUTH)		83,474,890
Luxembourg - 0.7%
ArcelorMittal SA:
(Netherlands)	394,356	12,292,085
Class A unit (d)	1,274,500	39,700,675
TOTAL LUXEMBOURG		51,992,760
Netherlands - 4.1%
Gemalto NV	817,472	39,037,321
Common Stocks - continued
	Shares	Value
Netherlands - continued
ING Groep NV:
(Certificaten Van Aandelen) (a)	5,156,052	$ 55,327,609
sponsored ADR (a)(d)	7,741,100	83,139,414
Koninklijke KPN NV (d)	3,242,828	46,342,964
Koninklijke Philips Electronics NV	1,360,500	33,790,259
Randstad Holdings NV	619,434	27,969,310
TOTAL NETHERLANDS		285,606,877
Norway - 2.1%
Aker Solutions ASA	3,382,087	59,546,439
DnB NOR ASA	2,561,400	37,390,617
Kvaerner ASA (a)	3,151,687	6,696,252
Telenor ASA	2,626,200	43,994,362
TOTAL NORWAY		147,627,670
Portugal - 0.7%
Energias de Portugal SA	13,187,065	45,853,759
Russia - 1.5%
Mechel Steel Group OAO sponsored ADR (d)	949,700	23,628,536
OAO Gazprom sponsored ADR	2,395,300	35,115,098
Sberbank of Russia sponsored ADR	1,309,400	19,575,530
Uralkali JSC GDR (Reg. S)	518,600	25,546,236
TOTAL RUSSIA		103,865,400
Singapore - 1.4%
DBS Group Holdings Ltd.	1,022,472	13,186,887
United Overseas Bank Ltd.	3,569,491	60,620,430
Yanlord Land Group Ltd.	22,067,000	22,815,609
TOTAL SINGAPORE		96,622,926
South Africa - 0.2%
Impala Platinum Holdings Ltd.	520,000	13,339,520
Spain - 5.3%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (d)	2,936,575	30,599,112
Banco Santander SA (d)	2,770,928	29,163,813
Banco Santander SA sponsored ADR (d)	10,255,434	104,707,981
Gestevision Telecinco SA (d)	1,953,585	18,357,836
Iberdrola SA	7,964,950	64,878,522
Iberdrola SA	201,596	1,642,101
International Consolidated Airlines Group SA (a)	3,979,500	15,502,209
Common Stocks - continued
	Shares	Value
Spain - continued
Red Electrica Corporacion SA	312,300	$ 17,067,379
Telefonica SA sponsored ADR (d)	4,130,500	92,192,760
TOTAL SPAIN		374,111,713
Sweden - 0.2%
Telefonaktiebolaget LM Ericsson (B Shares)	1,072,978	13,476,358
Switzerland - 5.1%
Lonza Group AG	255,636	21,823,575
Roche Holding AG (participation certificate)	888,636	159,734,507
Transocean Ltd. (United States)	1,094,300	67,365,108
Zurich Financial Services AG	454,861	108,496,835
TOTAL SWITZERLAND		357,420,025
Taiwan - 0.2%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	5,201,620	14,823,176
Thailand - 0.4%
Siam Commercial Bank PCL (For. Reg.)	6,342,200	26,945,031
Turkey - 0.5%
Turkcell Iletisim Hizmet AS sponsored ADR (a)	1,206,505	15,443,264
Turkiye Garanti Bankasi AS	3,771,000	16,651,865
TOTAL TURKEY		32,095,129
United Kingdom - 20.0%
Aberdeen Asset Management PLC	7,556,390	27,352,077
Aegis Group PLC	12,008,730	30,555,973
Anglo American PLC (United Kingdom)	2,022,300	96,274,423
Aviva PLC	4,482,100	29,192,219
BAE Systems PLC	4,992,600	24,915,391
Barclays PLC	22,967,925	83,347,906
BP PLC sponsored ADR (d)	4,100,970	186,348,077
Centrica PLC	2,979,300	14,995,251
GlaxoSmithKline PLC sponsored ADR	2,837,500	126,041,750
HSBC Holdings PLC sponsored ADR	562,784	27,503,254
Imperial Tobacco Group PLC	998,760	34,709,579
International Power PLC	3,340,086	16,761,791
Kazakhmys PLC	321,000	7,103,335
Lloyds Banking Group PLC (a)	56,034,500	39,586,911
Meggitt PLC	1,976,400	12,598,231
Next PLC	416,500	16,238,502
Prudential PLC	4,429,092	49,894,849
Rio Tinto PLC	351,100	24,785,966
Royal Dutch Shell PLC Class A sponsored ADR (d)	4,420,500	325,171,981
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Vedanta Resources PLC	1,056,700	$ 30,703,814
Vodafone Group PLC sponsored ADR	5,534,700	155,525,070
Wolseley PLC	583,300	17,379,447
Xstrata PLC	1,145,600	24,363,393
TOTAL UNITED KINGDOM		1,401,349,190
TOTAL COMMON STOCKS (Cost $6,602,153,042)		6,915,149,153
Nonconvertible Preferred Stocks - 0.9%

Germany - 0.3%
Volkswagen AG	107,200	21,479,528
Italy - 0.6%
Fiat Industrial SpA (a)	1,434,000	10,724,605
Fiat SpA (Risparmio Shares)	1,366,700	9,799,077
Telecom Italia SpA (Risparmio Shares)	21,274,100	22,877,211
TOTAL ITALY		43,400,893
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $52,255,757)		64,880,421
Money Market Funds - 10.1%

Fidelity Cash Central Fund, 0.14% (b)	39,064,448	39,064,448
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	669,438,481	669,438,481
TOTAL MONEY MARKET FUNDS (Cost $708,502,929)		708,502,929
TOTAL INVESTMENT PORTFOLIO - 109.7% (Cost $7,362,911,728)		7,688,532,503
NET OTHER ASSETS (LIABILITIES) - (9.7)%		(680,827,103)
NET ASSETS - 100%		$ 7,007,705,400
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 61,628
Fidelity Securities Lending Cash Central Fund	6,377,320
Total	$ 6,438,948
Other Information

The following is a summary of the inputs used, as of July 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 1,401,349,190	$ 1,174,541,339	$ 226,807,851	$ -
Japan	1,339,873,725	993,942,642	345,931,083	-
France	641,460,645	641,460,645	-	-
Germany	523,477,959	523,477,959	-	-
Spain	374,111,713	343,305,799	30,805,914	-
Switzerland	357,420,025	357,420,025	-	-
Netherlands	285,606,877	196,489,009	89,117,868	-
Canada	262,769,570	262,769,570	-	-
Hong Kong	226,008,697	209,867,988	16,140,709	-
Other	1,567,951,173	1,394,066,626	173,884,547	-
Money Market Funds	708,502,929	708,502,929	-	-
Total Investments in Securities:	$ 7,688,532,503	$ 6,805,844,531	$ 882,687,972	$ -
Income Tax Information

At July 31, 2011, the cost of investment securities for income tax purposes was $7,380,416,327. Net unrealized appreciation aggregated $308,116,176, of which $684,304,857 related to appreciated investment securities and $376,188,681 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Emerging Asia Fund

July 31, 2011

1.804844.107

SEA-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
Bermuda - 3.0%
Cheung Kong Infrastructure Holdings Ltd.	858,000	$ 4,942,929
China Yurun Food Group Ltd.	1,721,000	5,410,005
Cosco Pacific Ltd.	3,126,000	5,077,775
GOME Electrical Appliances Holdings Ltd.	16,511,000	7,796,002
Great Eagle Holdings Ltd.	287,207	947,063
Huabao International Holdings Ltd.	1,566,000	1,326,131
Jardine Matheson Holdings Ltd.	191,200	10,957,672
Jinhui Shipping & Transportation Ltd. (a)	222,323	540,902
Marvell Technology Group Ltd. (a)	275,400	4,081,428
Noble Group Ltd.	5,178,818	8,042,511
PAX Global Technology Ltd.	1,644,000	523,124
Skyworth Digital Holdings Ltd.	4,622,000	2,977,038
SmarTone Telecommunications Holdings Ltd.	1,858,000	2,875,039
TOTAL BERMUDA		55,497,619
Canada - 0.2%
Niko Resources Ltd.	64,000	4,401,758
Cayman Islands - 4.2%
Agile Property Holdings Ltd.	2,386,000	3,857,374
Biostime International Holdings Ltd.	920,500	2,014,900
Bosideng International Holdings Ltd.	5,074,000	1,490,859
Chaoda Modern Agriculture (Holdings) Ltd.	14,220,000	5,692,525
China Shangshui Cement Group Ltd.	2,466,000	2,990,031
China ZhengTong Auto Services Holdings Ltd.	1,570,500	2,075,515
Country Garden Holdings Co. Ltd.	16,236,000	8,332,777
Greatview Aseptic Pack Co. Ltd.	2,945,000	1,553,023
Haitian International Holdings Ltd.	1,427,000	1,728,410
International Taifeng Holdings Ltd.	6,498,000	3,351,633
JA Solar Holdings Co. Ltd. ADR (a)	501,200	2,405,760
Kingboard Chemical Holdings Ltd.	1,319,500	6,272,611
Lonking Holdings Ltd.	8,093,000	4,112,022
Maoye International Holdings Ltd.	5,438,000	2,595,571
Sands China Ltd. (a)	2,525,200	7,597,826
Shenguan Holdings Group Ltd.	5,968,000	3,821,027
Silver Base Group Holdings Ltd.	2,761,000	2,529,387
Spreadtrum Communications, Inc. ADR (d)	165,800	2,246,590
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	541,100	3,971,674
Trina Solar Ltd. (a)(d)	195,800	3,506,778
Xingda International Holdings Ltd.	2,865,000	2,029,151
Yingli Green Energy Holding Co. Ltd. ADR (a)(d)	197,800	1,432,072
Youyuan International Holdings Ltd. (a)	6,134,000	2,833,329
TOTAL CAYMAN ISLANDS		78,440,845
China - 14.0%
51job, Inc. sponsored ADR (a)	18,800	1,241,740
Agricultural Bank China Ltd. (H Shares)	23,805,000	12,919,904

	Shares	Value
Anhui Expressway Co. Ltd. (H Shares)	4,206,000	$ 2,833,214
Baidu.com, Inc. sponsored ADR (a)	57,800	9,078,646
China Communications Construction Co. Ltd. (H Shares)	7,607,000	6,451,573
China Communications Services Corp. Ltd. (H Shares)	7,190,000	3,634,761
China Construction Bank Corp. (H Shares)	43,627,000	35,153,271
China Cosco Holdings Co. Ltd. (H Shares)	2,296,500	1,605,882
China Metal Recycling (Holdings) Ltd.	3,399,000	4,544,328
China Minsheng Banking Corp. Ltd. (H Shares)	23,200,000	20,479,869
China Pacific Insurance Group Co. Ltd. (H Shares)	1,843,200	6,988,447
China Petroleum & Chemical Corp. (H Shares)	17,294,000	17,130,794
China Southern Airlines Ltd. (H Shares) (a)	3,464,000	2,248,198
China Telecom Corp. Ltd. (H Shares)	21,048,000	13,790,054
Focus Media Holding Ltd. ADR (a)(d)	136,900	4,502,641
Great Wall Motor Co. Ltd. (H Shares)	4,486,500	6,769,643
Guangzhou R F Properties Co. Ltd. (H Shares)	3,199,200	4,129,430
Harbin Power Equipment Co. Ltd. (H Shares)	9,076,000	11,947,928
Huaneng Power International, Inc. (H Shares)	10,072,000	4,946,676
Industrial & Commercial Bank of China Ltd. (H Shares)	55,600,000	42,303,883
PetroChina Co. Ltd. (H Shares)	8,934,000	12,747,665
Ping An Insurance Group Co. China Ltd. (H Shares)	1,484,500	14,447,295
Shanghai Jin Jiang International Hotels Co. Ltd. (H Shares)	5,198,000	913,708
Shenzhen Expwy Co. (H Shares)	7,130,000	3,759,950
SINA Corp. (a)	17,000	1,837,530
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	5,140,000	2,143,370
Sinotrans Ltd. (H Shares)	7,219,000	1,611,673
Tianneng Power International Ltd.	1,118,000	669,899
Tingyi (Cayman Islands) Holding Corp.	2,092,000	6,495,727
Zhongpin, Inc. (a)(d)	241,600	2,495,728
TOTAL CHINA		259,823,427
Hong Kong - 14.0%
AIA Group Ltd.	7,840,600	28,822,037
ASM Pacific Technology Ltd.	272,700	2,995,088
Cathay Pacific Airways Ltd.	5,244,000	12,151,536
China Merchant Holdings International Co. Ltd.	1,914,000	6,802,561
China Mobile (Hong Kong) Ltd.	999,500	9,943,813
China Overseas Land & Investment Ltd.	8,714,000	19,566,194
China Power International Development Ltd.	4,855,000	1,214,716
Citic Pacific Ltd.	3,559,000	7,717,301
CNOOC Ltd.	16,215,000	36,094,552
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Dah Chong Hong Holdings Ltd.	2,200,000	$ 2,890,503
First Pacific Co. Ltd.	3,284,000	3,307,680
Giordano International Ltd.	1,528,000	1,164,556
Guangdong Investment Ltd.	8,648,000	4,671,416
Hang Lung Group Ltd.	1,054,000	6,342,554
Hong Kong Exchanges and Clearing Ltd.	345,700	7,136,843
Hongkong Land Holdings Ltd.	2,304,000	15,482,880
Hysan Development Co. Ltd.	824,313	3,860,431
New World Development Co. Ltd.	4,376,000	6,445,698
PCCW Ltd.	30,440,000	13,279,273
Power Assets Holdings Ltd.	4,067,500	33,661,853
Sinotruk Hong Kong Ltd.	1,757,000	1,194,809
SJM Holdings Ltd.	1,879,000	4,730,168
Swire Pacific Ltd. (A Shares)	978,500	13,785,227
Wharf Holdings Ltd.	2,224,000	16,365,111
TOTAL HONG KONG		259,626,800
India - 7.8%
Apollo Tyres Ltd.	1,157,964	1,917,280
Axis Bank Ltd.	339,700	10,277,058
Bajaj Auto Ltd.	198,387	6,594,651
Bank of Baroda	333,001	6,632,207
Bank of India	344,027	3,004,497
Bharti Airtel Ltd.	1,261,304	12,474,670
Canara Bank	433,924	4,504,624
Dena Bank	540,162	1,051,258
Ess Dee Aluminium Ltd.	67,136	554,430
Grasim Industries Ltd.	82,321	4,300,318
HCL Infosystems Ltd.	455,220	876,255
Hindalco Industries Ltd.	1,398,602	5,328,987
Housing Development Finance Corp. Ltd.	1,175,071	18,313,140
ICSA (India) Ltd.	492,574	1,018,907
Indian Oil Corp. Ltd.	828,912	5,907,006
Indian Overseas Bank	891,059	2,792,495
Piramal Healthcare Ltd.	252,126	2,177,374
Ramky Infrastructure Ltd.	239,799	1,695,842
Sintex Industries Ltd.	711,295	2,834,883
State Bank of India	183,919	9,754,654
Sun TV Ltd.	181,907	1,323,671
Tata Communications Ltd. (a)	405,013	2,036,578
Tata Consultancy Services Ltd.	681,452	17,525,694
Tata Motors Ltd. Class A	289,551	3,577,962
Tata Power Co. Ltd.	202,477	5,867,757
Tata Steel Ltd.	342,444	4,368,659
Welspun Gujarat Stahl Rohren Ltd.	958,687	3,219,115
Yes Bank Ltd.	671,700	4,719,828
TOTAL INDIA		144,649,800
Indonesia - 4.1%
PT Aneka Tambang Tbk	3,507,000	825,176
PT Astra International Tbk	2,133,500	17,695,491
PT Bank Rakyat Indonesia Tbk	34,409,000	27,931,998

	Shares	Value
PT BISI International Tbk	2,443,000	$ 416,747
PT Global Mediacom Tbk	19,886,500	2,035,441
PT Indofood Sukses Makmur Tbk	12,439,500	9,293,034
PT Indosat Tbk	1,569,500	1,006,326
PT Perusahaan Gas Negara Tbk Series B	18,897,500	8,837,356
PT Tower Bersama Infrastructure Tbk	9,965,000	2,608,484
PT XL Axiata Tbk	6,628,000	4,483,645
TOTAL INDONESIA		75,133,698
Japan - 0.1%
DeNA Co. Ltd.	18,400	919,223
SMC Corp.	5,800	1,069,343
TOTAL JAPAN		1,988,566
Korea (South) - 23.1%
BS Financial Group, Inc. (a)	1,281,840	19,757,098
Cheil Worldwide, Inc.	544,220	8,594,581
CJ CheilJedang Corp.	19,189	5,569,417
CJ Corp.	153,101	12,343,346
DGB Financial Group Co. Ltd. (a)	251,320	3,980,884
Dongbu Insurance Co. Ltd.	128,640	6,381,366
Doosan Co. Ltd.	55,803	7,833,489
Doosan Construction & Engineering Co. Ltd.	557,850	2,677,342
Duksan Hi-Metal Co. Ltd. (a)	133,630	3,669,345
GS Holdings Corp.	93,469	8,032,149
Hana Financial Group, Inc.	260,890	10,232,197
Honam Petrochemical Corp.	20,978	8,595,750
Hynix Semiconductor, Inc.	224,560	5,165,116
Hyundai Department Store Co. Ltd.	27,110	4,731,331
Hyundai Heavy Industries Co. Ltd.	58,964	22,818,288
Hyundai Hysco Co. Ltd.	128,470	5,903,798
Hyundai Mobis	61,141	22,036,981
Hyundai Motor Co.	145,847	32,508,829
Hyundai Steel Co.	135,874	16,753,891
Industrial Bank of Korea	925,830	15,938,368
Kia Motors Corp.	215,220	15,800,090
Korea Investment Holdings Co. Ltd.	80,110	3,168,537
Korea Zinc Co. Ltd.	18,400	7,635,401
Kyeryong Construction Industrial Co. Ltd.	60,160	1,238,236
LG Chemical Ltd.	45,789	20,412,443
LIG Non-Life Insurance Co. Ltd.	145,380	3,612,783
Lotte Samkang Co. Ltd.	2,754	1,138,902
Lotte Shopping Co. Ltd.	20,920	9,038,285
NHN Corp. (a)	55,965	11,147,353
Orion Corp.	4,363	2,118,806
Paradise Co. Ltd.	140,484	1,073,984
Samsung Card Co. Ltd.	117,264	6,673,473
Samsung Electronics Co. Ltd.	97,828	78,314,390
Samsung Fire & Marine Insurance Co. Ltd.	54,209	12,262,972
SK Chemicals Co. Ltd.	14,883	1,127,907
SK Telecom Co. Ltd.	189,642	26,389,278
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Sungwoo Hitech Co. Ltd.	148,040	$ 3,243,598
TK Corp. (a)	27,142	597,263
TOTAL KOREA (SOUTH)		428,517,267
Malaysia - 1.8%
AMMB Holdings Bhd	4,492,700	9,832,279
Axiata Group Bhd	5,864,400	10,085,463
Genting Malaysia Bhd	784,700	965,825
Glomac Bhd	1,615,900	969,921
Hong Leong Bank Bhd	459,900	2,068,813
Malayan Banking Bhd	2,046,504	6,045,313
RHB Capital Bhd	1,091,980	3,354,557
TOTAL MALAYSIA		33,322,171
Mauritius - 0.5%
Golden Agri-Resources Ltd.	14,580,000	8,838,932
Papua New Guinea - 0.1%
Oil Search Ltd.	126,204	947,007
Philippines - 0.7%
Aboitiz Power Corp.	3,245,000	2,502,670
Globe Telecom, Inc.	90,180	2,052,269
Manila Water Co., Inc.	8,468,400	3,970,944
Universal Robina Corp.	3,973,000	4,459,490
TOTAL PHILIPPINES		12,985,373
Singapore - 5.8%
Avago Technologies Ltd.	66,300	2,229,669
China Minzhong Food Corp. Ltd. (a)	1,068,000	1,259,444
City Developments Ltd.	906,000	7,945,322
First Resources Ltd.	4,105,000	4,823,797
Keppel Corp. Ltd.	3,408,900	31,338,723
Mapletree Logistics Trust (REIT)	1,241,000	948,154
SembCorp Industries Ltd.	3,857,000	16,239,663
SembCorp Marine Ltd.	2,619,000	11,744,882
United Overseas Bank Ltd.	1,258,000	21,364,531
UOL Group Ltd.	640,000	2,742,515
Yangzijiang Shipbuilding Holdings Ltd.	2,272,000	2,745,306
Yanlord Land Group Ltd.	3,835,000	3,965,100
TOTAL SINGAPORE		107,347,106
Taiwan - 14.4%
Advanced Semiconductor Engineering, Inc.	7,914,000	8,538,983
Asia Cement Corp.	2,055,000	3,166,465
E.Sun Financial Holdings Co. Ltd.	13,497,000	9,323,586
Far East Department Stores Co. Ltd.	1,956,000	4,253,352
Farglory Land Development Co. Ltd.	1,367,000	3,351,233
Formosa Chemicals & Fibre Corp.	4,718,000	17,071,711

	Shares	Value
Formosa Plastics Corp.	6,971,000	$ 26,189,526
Fubon Financial Holding Co. Ltd.	19,023,034	30,958,539
Hon Hai Precision Industry Co. Ltd. (Foxconn)	3,857,700	10,993,376
HTC Corp.	359,362	10,676,337
Huaku Development Co. Ltd.	39,379	116,992
Insyde Software Corp.	463,928	2,232,894
King Slide Works Co. Ltd.	323,400	1,371,762
Nan Ya Plastics Corp.	3,496,000	9,647,895
President Chain Store Corp.	930,000	5,941,309
Quanta Computer, Inc.	3,446,000	8,471,814
TaiChung Business Bank (a)	3,149,000	1,237,574
Taishin Financial Holdings Co. Ltd.	47,086,227	25,108,307
Taiwan Cement Corp.	5,714,364	9,022,680
Taiwan Semiconductor Manufacturing Co. Ltd.	28,156,192	69,864,549
Unified-President Enterprises Corp.	5,800,000	9,499,308
TOTAL TAIWAN		267,038,192
Thailand - 4.9%
Advanced Info Service PCL (For. Reg.)	2,000,700	7,760,902
Asian Property Development PCL (For. Reg.)	14,864,520	3,020,331
Banpu PCL:
(For. Reg.)	75,400	1,853,663
NVDR unit	742,400	18,251,446
BEC World PCL (For. Reg.)	4,134,900	5,693,733
Bumrungrad Hospital PCL (For. Reg.)	693,000	878,615
Charoen Pokphand Foods PCL (For. Reg.)	8,362,500	8,917,192
Glow Energy PCL (For. Reg.)	1,128,300	2,141,023
LPN Development PCL unit	7,290,500	2,766,840
PTT PCL (For. Reg.)	940,200	10,957,159
Siam Cement PCL (For. Reg.)	420,700	6,188,635
Siam Commercial Bank PCL (For. Reg.)	2,672,100	11,352,499
Siam Makro PCL (For. Reg.)	787,400	6,161,686
Supalai PCL (For. Reg.)	5,888,500	2,748,956
Total Access Communication PCL unit	1,054,400	2,390,327
TOTAL THAILAND		91,083,007
United Kingdom - 0.3%
HSBC Holdings PLC (Hong Kong)	581,489	5,695,542
United States of America - 0.5%
China Natural Gas, Inc. (a)(d)	84,700	266,805
Citigroup, Inc.	46,400	1,778,976
Cognizant Technology Solutions Corp. Class A (a)	27,300	1,907,451
Freeport-McMoRan Copper & Gold, Inc.	93,100	4,930,576
SORL Auto Parts, Inc. (a)(d)	188,800	928,896
TOTAL UNITED STATES OF AMERICA		9,812,704
TOTAL COMMON STOCKS (Cost $1,589,919,723)		1,845,149,814
Money Market Funds - 1.2%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	9,745,363	$ 9,745,363
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	12,939,943	12,939,943
TOTAL MONEY MARKET FUNDS (Cost $22,685,306)		22,685,306
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $1,612,605,029)	1,867,835,120
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(12,695,316)
NET ASSETS - 100%	$ 1,855,139,804
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 26,841
Fidelity Securities Lending Cash Central Fund	372,151
Total	$ 398,992
Other Information

The following is a summary of the inputs used, as of July 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Korea (South)	$ 428,517,267	$ 402,127,989	$ 26,389,278	$ -
Taiwan	267,038,192	188,634,660	78,403,532	-
China	259,823,427	208,960,040	50,863,387	-
Hong Kong	259,626,800	213,588,435	46,038,365	-
India	144,649,800	130,629,439	14,020,361	-
Singapore	107,347,106	107,347,106	-	-
Thailand	91,083,007	91,083,007	-	-
Cayman Islands	78,440,845	78,440,845	-	-
Indonesia	75,133,698	75,133,698	-	-
Other	133,489,672	127,794,130	5,695,542	-
Money Market Funds	22,685,306	22,685,306	-	-
Total Investments in Securities:	$ 1,867,835,120	$ 1,646,424,655	$ 221,410,465	$ -
Income Tax Information

At July 31, 2011, the cost of investment securities for income tax purposes was $1,615,094,223. Net unrealized appreciation aggregated $252,740,897, of which $325,224,635 related to appreciated investment securities and $72,483,738 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
Total International Equity Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2011

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Total International Equity Fund

1.863099.103

ATIE-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Australia - 2.9%
Australia & New Zealand Banking Group Ltd.	6,646	$ 152,093
Coca-Cola Amatil Ltd.	18,106	224,781
Commonwealth Bank of Australia	3,008	162,825
CSL Ltd.	19,431	655,166
Macquarie Group Ltd.	15,957	483,334
MAp Group unit	66,645	239,428
Newcrest Mining Ltd.	10,522	457,198
Newcrest Mining Ltd. sponsored ADR	5,884	252,894
OZ Minerals Ltd.	20,980	314,167
QBE Insurance Group Ltd.	7,595	136,846
Wesfarmers Ltd.	3,392	109,265
Westfield Group unit	54,782	479,083
Woolworths Ltd.	8,510	251,876
Worleyparsons Ltd.	17,070	515,921
TOTAL AUSTRALIA		4,434,877
Austria - 0.4%
Andritz AG	5,179	503,712
Zumtobel AG	7,300	171,548
TOTAL AUSTRIA		675,260
Bailiwick of Guernsey - 0.3%
Resolution Ltd.	110,466	500,864
Bailiwick of Jersey - 1.0%
Glencore International PLC	17,100	133,535
Informa PLC	51,603	342,234
Randgold Resources Ltd. sponsored ADR	6,330	574,827
United Business Media Ltd.	32,900	292,187
WPP PLC	16,827	190,727
TOTAL BAILIWICK OF JERSEY		1,533,510
Belgium - 1.5%
Anheuser-Busch InBev SA NV	30,471	1,753,684
Gimv NV	570	34,791
Umicore SA	8,418	430,838
TOTAL BELGIUM		2,219,313
Bermuda - 1.1%
Aquarius Platinum Ltd. (Australia)	4,624	21,489
Cheung Kong Infrastructure Holdings Ltd.	20,000	115,220
China Glass Holdings Ltd.	18,000	5,427
China Yurun Food Group Ltd.	107,000	336,357
Common Stocks - continued
	Shares	Value
Bermuda - continued
CNPC (Hong Kong) Ltd.	52,000	$ 87,003
Great Eagle Holdings Ltd.	20,089	66,243
Lazard Ltd. Class A	6,950	233,520
Li & Fung Ltd.	206,000	342,549
Seadrill Ltd.	6,800	237,679
Trinity Ltd.	175,000	194,000
TOTAL BERMUDA		1,639,487
Brazil - 4.1%
Arezzo Industria e Comercio SA	1,900	27,204
Banco ABC Brasil SA	3,000	19,823
Banco Bradesco SA (PN) sponsored ADR	24,700	474,981
Banco do Brasil SA	18,511	313,728
Banco do Estado do Rio Grande do Sul SA	10,500	106,273
Banco Pine SA	1,800	12,010
Banco Santander (Brasil) SA ADR	12,100	112,288
BM&F Bovespa SA	37,900	221,605
BR Malls Participacoes SA	22,200	258,466
BR Properties SA	5,000	55,505
Braskem SA Class A sponsored ADR	22,480	545,590
Cia.Hering SA	1,100	23,571
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	8,600	258,172
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	5,400	161,178
Companhia de Saneamento de Minas Gerais	1,500	31,427
Cyrela Brazil Realty SA	9,500	93,089
Eletropaulo Metropolitana SA (PN-B)	7,100	166,011
Even Construtora e Incorporadora SA	8,400	41,101
Fibria Celulose SA sponsored ADR	11,164	133,521
Hypermarcas SA	9,800	75,307
Iguatemi Empresa de Shopping Centers SA	6,800	148,607
Itau Unibanco Banco Multiplo SA sponsored ADR	12,827	261,286
Light SA	5,300	94,985
Localiza Rent A Car SA	4,200	68,069
Marcopolo SA (PN)	7,200	29,381
Mills Estruturas e Servicos de Engenharia SA	3,000	40,614
Multiplan Empreendimentos Imobiliarios SA	11,900	256,995
Multiplus SA	1,000	17,329
Odontoprev SA	1,600	27,385
OGX Petroleo e Gas Participacoes SA (a)	36,700	305,676
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	9,000	276,570
Common Stocks - continued
	Shares	Value
Brazil - continued
Qualicorp SA	3,000	$ 28,043
T4F Entretenimento SA	1,700	15,891
Tecnisa SA	5,700	43,654
Tegma Gestao Logistica	5,000	76,586
Telecomunicacoes de Sao Paulo SA sponsored ADR	10,200	323,544
TIM Participacoes SA sponsored ADR (non-vtg.)	5,000	250,200
Totvs SA	800	14,332
Ultrapar Participacoes SA	4,600	82,143
Vale SA (PN-A) sponsored ADR	24,500	723,240
TOTAL BRAZIL		6,215,380
British Virgin Islands - 0.1%
Mail.ru Group Ltd.:
GDR (a)(e)	2,700	96,444
GDR (Reg. S)	100	3,572
TOTAL BRITISH VIRGIN ISLANDS		100,016
Canada - 2.8%
Agnico-Eagle Mines Ltd. (Canada)	4,390	244,175
Eldorado Gold Corp.	10,100	173,901
Fairfax Financial Holdings Ltd. (sub. vtg.)	865	340,423
First Quantum Minerals Ltd.	900	124,779
Goldcorp, Inc.	3,300	157,816
Kinross Gold Corp.	17,000	277,580
Niko Resources Ltd.	6,070	417,479
Open Text Corp. (a)	4,800	324,002
Pacific Rubiales Energy Corp.	1,700	48,897
Pan American Silver Corp.	4,900	147,882
Petrobank Energy & Resources Ltd. (a)	5,900	91,396
Petrominerales Ltd.	6,051	193,044
Potash Corp. of Saskatchewan, Inc.	2,200	127,017
Power Corp. of Canada (sub. vtg.)	6,200	164,507
Quadra FNX Mining Ltd. (a)	1,100	17,512
Suncor Energy, Inc.	6,600	252,975
TAG Oil Ltd. (a)	500	3,585
The Toronto-Dominion Bank	4,300	344,261
Tuscany International Drilling, Inc. (a)	14,300	16,614
Uranium One, Inc.	68,900	243,032
Yamana Gold, Inc.	35,400	460,934
TOTAL CANADA		4,171,811
Cayman Islands - 1.5%
Central China Real Estate Ltd.	91,050	25,234
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Changyou.com Ltd. (A Shares) ADR (a)	2,500	$ 129,575
China High Speed Transmission Equipment Group Co. Ltd.	38,000	29,644
China Lilang Ltd.	15,000	20,632
China Shangshui Cement Group Ltd.	153,000	185,513
China ZhengTong Auto Services Holdings Ltd.	42,500	56,166
Country Garden Holdings Co. Ltd.	170,000	87,249
Eurasia Drilling Co. Ltd. GDR (Reg. S)	4,200	123,900
EVA Precision Industrial Holdings Ltd.	212,000	80,243
Gourmet Master Co. Ltd.	3,000	24,307
Haitian International Holdings Ltd.	31,000	37,548
Hengdeli Holdings Ltd.	334,000	165,847
Intime Department Store Group Co. Ltd.	17,000	28,487
JA Solar Holdings Co. Ltd. ADR (a)	4,300	20,640
Kaisa Group Holdings Ltd. (a)	135,000	49,020
Kingboard Chemical Holdings Ltd.	24,500	116,468
NVC Lighting Holdings Ltd.	312,000	162,930
Sands China Ltd. (a)	85,000	255,748
Shenguan Holdings Group Ltd.	110,000	70,428
SOHO China Ltd.	78,000	70,756
TPK Holdings Co.	2,000	58,864
Trina Solar Ltd. (a)	1,500	26,865
Vantage Drilling Co. (a)	8,900	14,507
Wynn Macau Ltd.	109,800	383,197
TOTAL CAYMAN ISLANDS		2,223,768
Chile - 0.2%
Banco Santander Chile sponsored ADR	2,800	260,344
CFR Pharmaceuticals SA	354,346	88,683
TOTAL CHILE		349,027
China - 2.3%
Agricultural Bank China Ltd. (H Shares)	247,000	134,057
Anhui Expressway Co. Ltd. (H Shares)	48,000	32,333
Baidu.com, Inc. sponsored ADR (a)	3,615	567,808
China Communications Construction Co. Ltd. (H Shares)	160,000	135,698
China Communications Services Corp. Ltd. (H Shares)	198,000	100,095
China Construction Bank Corp. (H Shares)	139,000	112,002
China Datang Corp. Renewable Power Co. Ltd. (a)	103,000	23,524
China Merchants Bank Co. Ltd. (H Shares)	79,183	187,955
China Minsheng Banking Corp. Ltd. (H Shares)	195,000	172,137
China National Building Materials Co. Ltd. (H Shares)	78,000	156,725
China Telecom Corp. Ltd. (H Shares)	282,000	184,758
Common Stocks - continued
	Shares	Value
China - continued
Digital China Holdings Ltd. (H Shares)	42,000	$ 71,672
Dongfeng Motor Group Co. Ltd. (H Shares)	38,000	75,183
Great Wall Motor Co. Ltd. (H Shares)	50,000	75,445
Guangzhou R F Properties Co. Ltd. (H Shares)	44,800	57,826
Harbin Power Equipment Co. Ltd. (H Shares)	122,000	160,605
Industrial & Commercial Bank of China Ltd. (H Shares)	930,285	707,818
NetEase.com, Inc. sponsored ADR (a)	1,100	55,572
Nine Dragons Paper (Holdings) Ltd.	123,000	104,160
Shenzhen Expwy Co. (H Shares)	38,000	20,039
SINA Corp. (a)	800	86,472
Yantai Changyu Pioneer Wine Co. (B Shares)	6,290	75,459
Yanzhou Coal Mining Co. Ltd. (H Shares)	36,000	137,912
ZTE Corp. (H Shares)	22,800	71,234
TOTAL CHINA		3,506,489
Cyprus - 0.0%
AFI Development PLC GDR (Reg. S)	9,100	7,917
Czech Republic - 0.1%
Ceske Energeticke Zavody AS	2,500	129,187
Denmark - 1.5%
Novo Nordisk A/S:
Series B	1,249	152,773
Series B sponsored ADR	11,100	1,354,422
Pandora A/S	5,100	146,163
Vestas Wind Systems AS (a)	9,595	212,069
William Demant Holding A/S (a)	4,460	391,375
TOTAL DENMARK		2,256,802
Egypt - 0.1%
Commercial International Bank Ltd. sponsored GDR	25,909	114,518
Finland - 0.8%
Metso Corp.	6,570	322,380
Nokian Tyres PLC	10,502	492,833
Outotec OYJ	9,412	464,266
TOTAL FINLAND		1,279,479
France - 5.3%
Alstom SA	14,931	788,527
Atos Origin SA	4,113	227,171
Audika SA	1,000	26,223
AXA SA sponsored ADR	60,200	1,125,740
BNP Paribas SA	12,651	826,444
Common Stocks - continued
	Shares	Value
France - continued
Christian Dior SA	2,600	$ 416,543
Compagnie de St. Gobain	3,379	196,147
Danone	11,580	828,608
Laurent-Perrier Group	409	57,004
PPR SA	1,900	352,172
Remy Cointreau SA	4,352	388,947
Safran SA	16,914	705,513
Saft Groupe SA	1,329	43,214
Schneider Electric SA	1,321	191,991
Societe Generale Series A	16,774	837,173
Total SA sponsored ADR	5,000	270,350
Unibail-Rodamco	2,321	518,248
Vetoquinol SA	400	16,231
VINCI SA	2,400	139,731
Virbac SA	190	33,293
TOTAL FRANCE		7,989,270
Georgia - 0.0%
Bank of Georgia GDR (Reg. S)	3,000	51,300
Germany - 5.0%
Allianz AG sponsored ADR	13,600	177,480
alstria office REIT-AG	12,300	179,207
BASF AG	5,402	490,705
Bayer AG	3,823	307,228
Bayerische Motoren Werke AG (BMW)	5,861	587,981
Bilfinger Berger AG	512	50,665
CTS Eventim AG	1,874	68,447
Daimler AG (United States)	8,800	634,920
Deutsche Boerse AG (a)	2,450	181,928
E.ON AG	24,443	675,024
Fielmann AG	479	50,105
HeidelbergCement AG	7,700	425,401
Kabel Deutschland Holding AG (a)	2,686	151,539
Linde AG	6,657	1,195,639
MAN SE	3,050	363,037
Metro AG	6,800	376,509
MTU Aero Engines Holdings AG	2,200	162,922
Siemens AG sponsored ADR	9,100	1,158,339
Software AG (Bearer)	759	37,156
Volkswagen AG	1,217	223,302
TOTAL GERMANY		7,497,534
Common Stocks - continued
	Shares	Value
Greece - 0.0%
Terna Energy SA	6,249	$ 23,345
Hong Kong - 2.2%
China Insurance International Holdings Co. Ltd. (a)	47,000	108,186
China Overseas Land & Investment Ltd.	82,000	184,121
China Power International Development Ltd.	417,000	104,333
China Resources Power Holdings Co. Ltd.	70,000	136,339
CNOOC Ltd.	243,000	540,917
Galaxy Entertainment Group Ltd. (a)	23,000	59,611
Hong Kong Exchanges and Clearing Ltd.	26,400	545,018
Swire Pacific Ltd. (A Shares)	40,000	563,525
Techtronic Industries Co. Ltd.	147,000	153,530
Wharf Holdings Ltd.	119,000	875,651
TOTAL HONG KONG		3,271,231
India - 1.2%
Apollo Tyres Ltd.	8,934	14,792
Bank of Baroda	20,826	414,781
Bharti Airtel Ltd.	36,183	357,861
Grasim Industries Ltd.	285	14,888
HCL Technologies Ltd.	5,240	57,698
Indian Overseas Bank	52,782	165,414
Jain Irrigation Systems Ltd.	15,348	60,475
Jyothy Laboratories Ltd.	6,140	33,110
Punjab National Bank	1,627	41,775
Reliance Industries Ltd.	4,163	77,963
Sintex Industries Ltd.	18,785	74,868
State Bank of India	2,547	135,087
Tata Consultancy Services Ltd.	8,800	226,320
Tata Power Co. Ltd.	1,647	47,730
Thermax Ltd.	3,171	41,016
TOTAL INDIA		1,763,778
Indonesia - 1.2%
PT Astra International Tbk	35,500	294,441
PT Bank Rakyat Indonesia Tbk	747,500	606,794
PT Bank Tabungan Negara Tbk	292,500	58,500
PT Bumi Serpong Damai Tbk	489,900	58,788
PT Ciputra Development Tbk	613,500	39,697
PT Energi Mega Persada Tbk (a)	533,500	16,005
PT Gadjah Tunggal Tbk	81,500	31,401
PT Indofood Sukses Makmur Tbk	293,000	218,888
PT Indosat Tbk	147,000	94,253
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Indosat Tbk sponsored ADR	1,000	$ 32,520
PT Semen Gresik (Persero) Tbk	131,500	146,197
PT Summarecon Agung Tbk	192,000	28,913
PT Tower Bersama Infrastructure Tbk	250,000	65,441
PT XL Axiata Tbk	166,000	112,294
TOTAL INDONESIA		1,804,132
Ireland - 0.5%
CRH PLC sponsored ADR (d)	23,304	462,118
James Hardie Industries NV sponsored ADR (a)	11,065	343,236
TOTAL IRELAND		805,354
Israel - 0.4%
Azrieli Group	5,882	159,387
Ituran Location & Control Ltd.	1,861	25,291
Teva Pharmaceutical Industries Ltd. sponsored ADR	8,800	410,432
TOTAL ISRAEL		595,110
Italy - 1.5%
Azimut Holdings SpA	6,214	50,893
ENI SpA	12,700	275,975
Fiat Industrial SpA (a)	26,800	354,462
Fiat SpA	14,300	141,877
Interpump Group SpA	24,825	201,713
Intesa Sanpaolo SpA	227,492	528,225
Prysmian SpA	4,500	83,474
Saipem SpA	7,360	384,726
UniCredit SpA	129,001	231,694
TOTAL ITALY		2,253,039
Japan - 11.2%
ABC-Mart, Inc.	4,500	174,235
Aisin Seiki Co. Ltd.	10,000	386,409
Aozora Bank Ltd.	19,000	46,411
Asahi Co. Ltd.	800	16,527
Asahi Glass Co. Ltd.	36,000	417,696
Autobacs Seven Co. Ltd.	8,400	378,718
Canon, Inc.	7,300	352,035
Daikoku Denki Co. Ltd.	2,400	23,387
Daikokutenbussan Co. Ltd.	1,500	50,965
Denso Corp.	32,400	1,159,353
Fanuc Corp.	4,500	854,219
Fast Retailing Co. Ltd.	1,500	266,615
Common Stocks - continued
	Shares	Value
Japan - continued
FCC Co. Ltd.	2,300	$ 55,375
GCA Savvian Group Corp.	16	23,657
Glory Ltd.	900	21,084
Goldcrest Co. Ltd.	860	20,214
Honda Motor Co. Ltd.	16,000	634,980
Itochu Corp.	27,400	316,845
Japan Retail Fund Investment Corp.	233	364,190
Japan Tobacco, Inc.	27	122,783
JSR Corp.	7,100	145,386
Kamigumi Co. Ltd.	4,000	39,810
Kayaba Industry Co. Ltd.	17,000	138,933
Keyence Corp.	2,110	596,826
Kobayashi Pharmaceutical Co. Ltd.	6,900	355,467
Kubota Corp.	17,000	154,334
Kyoto Kimono Yuzen Co. Ltd.	1,600	18,377
Meiko Network Japan Co. Ltd.	900	8,501
Miraial Co. Ltd.	300	6,268
Mitsubishi Corp.	42,300	1,133,826
Mitsubishi UFJ Financial Group, Inc.	63,500	322,529
Mitsui & Co. Ltd.	36,900	697,583
Nabtesco Corp.	2,400	60,869
Nagaileben Co. Ltd.	600	18,679
Nihon M&A Center, Inc.	5	25,239
Nihon Parkerizing Co. Ltd.	3,000	45,137
Nippon Electric Glass Co. Ltd.	40,000	506,204
Nippon Seiki Co. Ltd.	3,000	35,588
Nippon Telegraph & Telephone Corp.	2,900	143,458
Nippon Thompson Co. Ltd.	8,000	64,237
Obic Co. Ltd.	1,390	274,695
ORIX Corp.	5,330	577,564
Osaka Securities Exchange Co. Ltd.	72	360,164
OSG Corp.	2,800	45,075
Promise Co. Ltd. (a)	9,800	86,203
Ricoh Co. Ltd.	11,000	118,911
Seven & i Holdings Co., Ltd.	6,300	179,673
Seven Bank Ltd.	8	16,517
SHO-BOND Holdings Co. Ltd.	6,300	154,134
Shoei Co. Ltd.	1,100	8,475
SOFTBANK CORP.	3,800	148,613
Sumitomo Mitsui Financial Group, Inc.	32,600	1,025,829
The Nippon Synthetic Chemical Industry Co. Ltd.	5,000	33,912
Tokio Marine Holdings, Inc.	8,300	245,339
Common Stocks - continued
	Shares	Value
Japan - continued
Tokyo Electron Ltd.	10,400	$ 562,126
Tokyo Gas Co. Ltd.	164,000	782,018
Toyota Motor Corp.	4,700	191,923
Tsumura & Co.	1,100	36,059
Tsutsumi Jewelry Co. Ltd.	600	15,225
Unicharm Corp.	8,200	370,766
USS Co. Ltd.	9,220	735,540
West Japan Railway Co.	4,100	174,462
Yamada Denki Co. Ltd.	1,680	134,243
Yamatake Corp.	900	20,592
Yamato Kogyo Co. Ltd.	12,900	389,020
TOTAL JAPAN		16,890,027
Kazakhstan - 0.1%
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	6,500	120,250
Korea (South) - 4.3%
BS Financial Group, Inc. (a)	8,890	137,022
Cheil Worldwide, Inc.	3,510	55,432
CJ CGV Co. Ltd.	2,050	60,860
CJ Corp.	1,993	160,680
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	1,630	57,977
Daum Communications Corp.	328	41,066
Dong-A Pharmaceutical Co. Ltd.	346	37,084
Doosan Co. Ltd.	969	136,026
GS Holdings Corp.	2,423	208,218
Hankook Tire Co. Ltd.	1,550	63,070
Honam Petrochemical Corp.	341	139,725
Hyundai Department Store Co. Ltd.	1,097	191,452
Hyundai Engineering & Construction Co. Ltd.	1,459	119,565
Hyundai Fire & Marine Insurance Co. Ltd.	2,310	74,057
Hyundai Heavy Industries Co. Ltd.	708	273,987
Hyundai Hysco Co. Ltd.	1,610	73,987
Hyundai Mobis	660	237,883
Hyundai Motor Co.	2,369	528,043
Hyundai Steel Co.	1,281	157,953
Industrial Bank of Korea	13,650	234,988
Kia Motors Corp.	4,980	365,600
Korea Gas Corp.	1,700	57,484
Korea Zinc Co. Ltd.	222	92,123
KT&G Corp.	3,289	204,646
LG Chemical Ltd.	589	262,572
LIG Non-Life Insurance Co. Ltd.	2,510	62,375
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Lotte Samkang Co. Ltd.	223	$ 92,220
Meritz Fire & Marine Insurance Co. Ltd.	1,949	22,646
NCsoft Corp.	58	17,879
Nong Shim Co. Ltd.	465	111,586
Paradise Co. Ltd.	13,153	100,553
Samsung Card Co. Ltd.	1,957	111,373
Samsung Electronics Co. Ltd.	1,574	1,260,037
Samsung Heavy Industries Ltd.	2,160	87,994
Shinhan Financial Group Co. Ltd.	8,290	397,111
Shinhan Financial Group Co. Ltd. sponsored ADR	900	86,418
Shinsegae Co. Ltd.	174	54,133
SK Chemicals Co. Ltd.	1,244	94,276
SKC Co. Ltd.	270	17,850
Sungwoo Hitech Co. Ltd.	2,240	49,079
TOTAL KOREA (SOUTH)		6,537,030
Luxembourg - 0.4%
ArcelorMittal SA:
(Netherlands)	2,449	76,335
Class A unit	10,600	330,190
GlobeOp Financial Services SA	3,400	24,614
Millicom International Cellular SA unit	1,800	216,280
TOTAL LUXEMBOURG		647,419
Malaysia - 0.2%
Axiata Group Bhd	94,900	163,207
RHB Capital Bhd	31,175	95,769
TOTAL MALAYSIA		258,976
Mauritius - 0.1%
Golden Agri-Resources Ltd.	165,000	100,029
Mexico - 0.6%
America Movil SAB de CV Series L sponsored ADR	8,200	211,560
Coca-Cola FEMSA SAB de CV Series L	4,400	42,492
Wal-Mart de Mexico SA de CV Series V	218,500	602,784
TOTAL MEXICO		856,836
Netherlands - 2.2%
Aalberts Industries NV	2,900	56,732
ASM International NV unit	650	18,473
ASML Holding NV	12,700	452,755
Gemalto NV	6,762	322,911
Common Stocks - continued
	Shares	Value
Netherlands - continued
Heijmans NV unit	910	$ 20,973
ING Groep NV:
(Certificaten Van Aandelen) (a)	42,610	457,232
sponsored ADR (a)	63,800	685,212
Koninklijke KPN NV (d)	26,826	383,368
Koninklijke Philips Electronics NV	11,400	283,138
QIAGEN NV (a)	13,700	232,078
Randstad Holdings NV	5,350	241,569
Yandex NV	5,500	192,335
TOTAL NETHERLANDS		3,346,776
Nigeria - 0.1%
Guaranty Trust Bank PLC GDR (Reg. S)	20,346	84,436
Guinness Nigeria PLC	6,394	9,654
TOTAL NIGERIA		94,090
Norway - 0.8%
Aker Solutions ASA	27,953	492,152
DnB NOR ASA	21,500	313,851
Kvaerner ASA (a)	27,953	59,391
Telenor ASA	16,400	274,734
TOTAL NORWAY		1,140,128
Panama - 0.0%
Copa Holdings SA Class A	400	26,244
Papua New Guinea - 0.0%
Oil Search Ltd.	2,098	15,743
Peru - 0.1%
Compania de Minas Buenaventura SA sponsored ADR	3,800	155,572
Philippines - 0.0%
Globe Telecom, Inc.	960	21,847
Jollibee Food Corp.	7,100	14,650
Megaworld Corp.	70,000	3,638
TOTAL PHILIPPINES		40,135
Poland - 0.1%
Polska Grupa Energetyczna SA	9,300	77,578
Polski Koncern Naftowy Orlen SA (a)	5,800	97,514
TVN SA	4,900	29,762
TOTAL POLAND		204,854
Common Stocks - continued
	Shares	Value
Portugal - 0.6%
Energias de Portugal SA	109,089	$ 379,322
Jeronimo Martins SGPS SA	28,025	549,050
TOTAL PORTUGAL		928,372
Russia - 1.9%
Cherkizovo Group OJSC GDR (a)	3,018	58,966
Magnit OJSC GDR (Reg. S)	4,900	151,165
Mechel Steel Group OAO sponsored ADR	7,900	196,552
Mostotrest OAO (a)	3,400	26,845
OAO Gazprom sponsored ADR	55,416	812,399
OAO NOVATEK GDR	2,100	327,180
OAO Tatneft sponsored ADR	3,554	148,664
Rosneft Oil Co. OJSC GDR (Reg. S)	27,400	233,722
Sberbank (Savings Bank of the Russian Federation)	99,600	366,353
Sberbank of Russia sponsored ADR	10,000	149,500
Uralkali JSC GDR (Reg. S)	7,253	357,283
TOTAL RUSSIA		2,828,629
Singapore - 1.1%
City Developments Ltd.	20,000	175,393
DBS Group Holdings Ltd.	10,372	133,768
Keppel Corp. Ltd.	14,100	129,624
Keppel Land Ltd.	50,000	159,033
Singapore Exchange Ltd.	30,000	186,106
Straits Asia Resources Ltd.	42,000	105,685
United Overseas Bank Ltd.	28,746	488,191
Wing Tai Holdings Ltd.	107,000	131,512
Yanlord Land Group Ltd.	182,000	188,174
TOTAL SINGAPORE		1,697,486
South Africa - 1.6%
African Bank Investments Ltd.	29,400	148,287
African Rainbow Minerals Ltd.	18,963	536,436
Barloworld Ltd.	5,645	54,494
Clicks Group Ltd.	28,054	167,950
Foschini Ltd.	11,698	153,878
Impala Platinum Holdings Ltd.	4,300	110,308
JSE Ltd.	28,200	279,109
Life Healthcare Group Holdings Ltd.	31,907	82,854
Mr Price Group Ltd.	29,700	327,605
MTN Group Ltd.	7,500	162,651
PSG Group Ltd.	1,290	8,978
Sanlam Ltd.	32,400	131,123
Common Stocks - continued
	Shares	Value
South Africa - continued
Sasol Ltd.	1,400	$ 70,240
Sasol Ltd. sponsored ADR	3,014	151,152
Steinhoff International Holdings Ltd.	17,314	60,534
TOTAL SOUTH AFRICA		2,445,599
Spain - 2.5%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	25,349	264,137
Banco Santander SA	22,922	241,252
Banco Santander SA sponsored ADR	85,012	867,973
Gestevision Telecinco SA	16,220	152,419
Grifols SA	546	11,960
Iberdrola SA	64,745	527,381
Iberdrola SA	1,703	13,872
Inditex SA	4,959	449,894
International Consolidated Airlines Group SA (a)	34,400	134,006
Prosegur Compania de Seguridad SA (Reg.)	5,751	264,674
Red Electrica Corporacion SA	2,800	153,022
Telefonica SA sponsored ADR	34,320	766,022
TOTAL SPAIN		3,846,612
Sweden - 0.8%
Fagerhult AB	5,900	161,757
H&M Hennes & Mauritz AB (B Shares)	18,196	622,068
Intrum Justitia AB	2,300	35,733
Swedish Match Co.	7,700	286,982
Telefonaktiebolaget LM Ericsson (B Shares)	9,542	119,845
TOTAL SWEDEN		1,226,385
Switzerland - 5.7%
Bank Sarasin & Co. Ltd. Series B (Reg.)	1,727	73,004
Lonza Group AG	2,242	191,399
Nestle SA	46,099	2,940,608
Novartis AG sponsored ADR	4,000	244,800
Roche Holding AG (participation certificate)	12,970	2,331,389
The Swatch Group AG (Bearer)	2,180	1,184,990
Transocean Ltd. (United States)	12,320	758,419
Zurich Financial Services AG	3,558	848,681
TOTAL SWITZERLAND		8,573,290
Taiwan - 1.8%
Advanced Semiconductor Engineering, Inc. sponsored ADR (d)	23,431	124,419
Catcher Technology Co. Ltd.	23,000	200,693
Chroma ATE, Inc.	25,116	63,051
Common Stocks - continued
	Shares	Value
Taiwan - continued
Compal Electronics, Inc.	43,000	$ 55,686
Formosa Chemicals & Fibre Corp.	43,000	155,592
Formosa Plastics Corp.	62,000	232,929
Fubon Financial Holding Co. Ltd.	190,846	310,587
Hon Hai Precision Industry Co. Ltd. (Foxconn)	30,643	87,324
HTC Corp.	6,565	195,041
Huaku Development Co. Ltd.	17,508	52,015
Kinsus Interconnect Technology Corp.	16,000	65,928
Leofoo Development Co. Ltd. (a)	14,000	9,259
President Chain Store Corp.	23,000	146,936
SIMPLO Technology Co. Ltd.	8,400	72,278
Taishin Financial Holdings Co. Ltd.	352,222	187,819
Taiwan Cement Corp.	145,179	229,230
Taiwan Semiconductor Manufacturing Co. Ltd.	156,035	387,173
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	9,800	121,128
TOTAL TAIWAN		2,697,088
Thailand - 0.9%
Advanced Info Service PCL (For. Reg.)	50,500	195,894
Asian Property Development PCL (For. Reg.)	337,460	68,569
Banpu PCL (For. Reg.)	2,250	55,315
Charoen Pokphand Foods PCL (For. Reg.)	42,100	44,893
Glow Energy PCL (For. Reg.)	32,700	62,050
PTT PCL (For. Reg.)	17,600	205,112
Siam Cement PCL (For. Reg.)	12,000	176,524
Siam Commercial Bank PCL (For. Reg.)	106,300	451,619
IRPC Public Co. Ltd.	242,700	46,869
Total Access Communication PCL (For. Reg.)	200	453
TOTAL THAILAND		1,307,298
Turkey - 0.9%
Albaraka Turk Katilim Bankasi AS	18,000	23,866
Anadolu Efes Biracilik ve Malt Sanayii AS	2,157	28,472
Aygaz AS	11,010	68,430
Boyner Buyuk Magazacilik AS (a)	7,049	16,690
Coca-Cola Icecek AS	23,489	337,861
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	24,000	36,652
Turkcell Iletisim Hizmet AS sponsored ADR (a)	9,942	127,258
Turkiye Garanti Bankasi AS	131,700	581,557
Turkiye Vakiflar Bankasi TAO	55,000	115,248
TOTAL TURKEY		1,336,034
Common Stocks - continued
	Shares	Value
United Arab Emirates - 0.0%
Dubai Financial Market PJSC (a)	32,918	$ 10,217
First Gulf Bank PJSC	2,750	12,504
TOTAL UNITED ARAB EMIRATES		22,721
United Kingdom - 15.8%
3Legs Resources PLC	5,200	20,487
Aberdeen Asset Management PLC	65,266	236,245
Aegis Group PLC	103,764	264,025
AMEC PLC	1,822	31,525
Anglo American PLC (United Kingdom)	27,931	1,329,694
Aviva PLC	38,672	251,873
Babcock International Group PLC	36,100	399,721
BAE Systems PLC	40,400	201,615
Barclays PLC	190,480	691,230
Bellway PLC	2,828	30,640
BG Group PLC	66,863	1,584,968
BHP Billiton PLC ADR	34,600	2,600,190
BP PLC sponsored ADR	34,087	1,548,913
Britvic PLC	8,000	46,083
Centrica PLC	26,275	132,246
Dechra Pharmaceuticals PLC	3,500	27,004
Derwent London PLC	800	23,587
GlaxoSmithKline PLC sponsored ADR	31,300	1,390,346
Great Portland Estates PLC	6,372	43,536
H&T Group PLC	5,264	30,979
HSBC Holdings PLC sponsored ADR	4,651	227,294
Imperial Tobacco Group PLC	15,324	532,550
InterContinental Hotel Group PLC ADR	21,150	418,136
International Power PLC	28,850	144,780
Johnson Matthey PLC	13,492	451,829
Kazakhmys PLC	5,300	117,282
Lloyds Banking Group PLC (a)	463,500	327,451
Meggitt PLC	28,198	179,743
Micro Focus International PLC	4,800	22,851
Mothercare PLC	2,499	16,701
Next PLC	3,400	132,559
Persimmon PLC	3,137	23,781
Prudential PLC	36,639	412,748
Reckitt Benckiser Group PLC	11,138	632,083
Rio Tinto PLC	7,196	508,003
Rio Tinto PLC sponsored ADR	14,760	1,047,665
Rolls-Royce Group PLC	42,852	459,007
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Rotork PLC	7,103	$ 184,932
Royal Dutch Shell PLC Class A sponsored ADR	36,200	2,662,872
Serco Group PLC	43,839	388,617
Shaftesbury PLC	22,233	186,686
Spectris PLC	2,470	63,660
Spirax-Sarco Engineering PLC	2,404	74,074
Standard Chartered PLC (United Kingdom)	36,373	930,281
Ted Baker PLC	3,075	40,535
Tesco PLC	72,283	455,001
Ultra Electronics Holdings PLC	1,100	28,405
Unite Group PLC (a)	60,302	209,368
Vedanta Resources PLC	9,100	264,413
Victrex PLC	9,318	223,175
Vodafone Group PLC sponsored ADR	44,900	1,261,690
Wolseley PLC	4,663	138,934
Xstrata PLC	9,500	202,036
TOTAL UNITED KINGDOM		23,854,049
United States of America - 5.6%
Allergan, Inc.	3,200	260,192
ANSYS, Inc. (a)	300	15,180
Autoliv, Inc.	7,400	489,584
Berkshire Hathaway, Inc. Class B (a)	6,845	507,694
Broadridge Financial Solutions, Inc.	690	15,911
Cognizant Technology Solutions Corp. Class A (a)	900	62,883
CTC Media, Inc.	5,800	122,148
Cymer, Inc. (a)	4,150	182,725
Dril-Quip, Inc. (a)	440	31,024
eBay, Inc. (a)	8,164	267,371
Evercore Partners, Inc. Class A	420	11,941
Freeport-McMoRan Copper & Gold, Inc.	2,940	155,702
Google, Inc. Class A (a)	520	313,919
ION Geophysical Corp. (a)	32,241	326,924
JPMorgan Chase & Co.	6,163	249,293
Juniper Networks, Inc. (a)	27,260	637,611
Kansas City Southern (a)	920	54,602
Lam Research Corp. (a)	3,440	140,627
Martin Marietta Materials, Inc.	2,140	161,827
MasterCard, Inc. Class A	2,009	609,229
Mead Johnson Nutrition Co. Class A	9,000	642,330
Mohawk Industries, Inc. (a)	7,230	376,177
Nuance Communications, Inc. (a)	7,251	145,093
Common Stocks - continued
	Shares	Value
United States of America - continued
Oceaneering International, Inc.	620	$ 26,784
Philip Morris International, Inc.	9,100	647,647
PriceSmart, Inc.	2,250	131,670
ResMed, Inc. (a)	10,370	314,107
Sohu.com, Inc. (a)	700	63,070
Solera Holdings, Inc.	3,062	171,105
Solutia, Inc. (a)	584	12,521
Union Pacific Corp.	4,700	481,656
Visa, Inc. Class A	8,901	761,392
TOTAL UNITED STATES OF AMERICA		8,389,939
TOTAL COMMON STOCKS (Cost $144,942,255)		146,999,409
Nonconvertible Preferred Stocks - 0.3%

Germany - 0.1%
Volkswagen AG	700	140,258
Italy - 0.2%
Fiat Industrial SpA (a)	9,700	72,544
Fiat SpA (Risparmio Shares)	11,400	81,737
Telecom Italia SpA (Risparmio Shares)	180,000	193,564
TOTAL ITALY		347,845
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $478,405)		488,103
Money Market Funds - 0.5%

Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c) (Cost $740,128)	740,128	740,128
Cash Equivalents - 1.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.16%, dated 7/29/11 due 8/1/11 (Collateralized by U.S. Government Obligations) # (Cost $1,542,000)	$ 1,542,020	$ 1,542,000
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $147,702,788)		149,769,640
NET OTHER ASSETS (LIABILITIES) - 0.8%		1,208,584
NET ASSETS - 100%		$ 150,978,224
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $96,444 or 0.1% of net assets.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,542,000 due 8/01/11 at 0.16%
BNP Paribas Securities Corp.	$ 213,342
Barclays Capital, Inc.	407,169
Credit Agricole Securities (USA), Inc.	342,879
HSBC Securities (USA), Inc.	428,600
Mizuho Securities USA, Inc.	150,010
$ 1,542,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 25,631
Other Information

The following is a summary of the inputs used, as of July 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 23,854,049	$ 21,662,744	$ 2,191,305	$ -
Japan	16,890,027	14,064,939	2,825,088	-
Switzerland	8,573,290	8,573,290	-	-
United States of America	8,389,939	8,389,939	-	-
France	7,989,270	7,989,270	-	-
Germany	7,637,792	7,637,792	-	-
Korea (South)	6,537,030	6,139,919	397,111	-
Brazil	6,215,380	6,215,380	-	-
Australia	4,434,877	4,434,877	-	-
Other	56,965,858	51,415,017	5,550,841	-
Money Market Funds	740,128	740,128	-	-
Cash Equivalents	1,542,000	-	1,542,000	-
Total Investments in Securities:	$ 149,769,640	$ 137,263,295	$ 12,506,345	$ -
Income Tax Information

At July 31, 2011, the cost of investment securities for income tax purposes was $148,361,338. Net unrealized appreciation aggregated $1,408,302, of which $12,231,988 related to appreciated investment securities and $10,823,686 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Total International
Equity Fund

July 31, 2011

1.863105.103

TIE-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Australia - 2.9%
Australia & New Zealand Banking Group Ltd.	6,646	$ 152,093
Coca-Cola Amatil Ltd.	18,106	224,781
Commonwealth Bank of Australia	3,008	162,825
CSL Ltd.	19,431	655,166
Macquarie Group Ltd.	15,957	483,334
MAp Group unit	66,645	239,428
Newcrest Mining Ltd.	10,522	457,198
Newcrest Mining Ltd. sponsored ADR	5,884	252,894
OZ Minerals Ltd.	20,980	314,167
QBE Insurance Group Ltd.	7,595	136,846
Wesfarmers Ltd.	3,392	109,265
Westfield Group unit	54,782	479,083
Woolworths Ltd.	8,510	251,876
Worleyparsons Ltd.	17,070	515,921
TOTAL AUSTRALIA		4,434,877
Austria - 0.4%
Andritz AG	5,179	503,712
Zumtobel AG	7,300	171,548
TOTAL AUSTRIA		675,260
Bailiwick of Guernsey - 0.3%
Resolution Ltd.	110,466	500,864
Bailiwick of Jersey - 1.0%
Glencore International PLC	17,100	133,535
Informa PLC	51,603	342,234
Randgold Resources Ltd. sponsored ADR	6,330	574,827
United Business Media Ltd.	32,900	292,187
WPP PLC	16,827	190,727
TOTAL BAILIWICK OF JERSEY		1,533,510
Belgium - 1.5%
Anheuser-Busch InBev SA NV	30,471	1,753,684
Gimv NV	570	34,791
Umicore SA	8,418	430,838
TOTAL BELGIUM		2,219,313
Bermuda - 1.1%
Aquarius Platinum Ltd. (Australia)	4,624	21,489
Cheung Kong Infrastructure Holdings Ltd.	20,000	115,220
China Glass Holdings Ltd.	18,000	5,427
China Yurun Food Group Ltd.	107,000	336,357
Common Stocks - continued
	Shares	Value
Bermuda - continued
CNPC (Hong Kong) Ltd.	52,000	$ 87,003
Great Eagle Holdings Ltd.	20,089	66,243
Lazard Ltd. Class A	6,950	233,520
Li & Fung Ltd.	206,000	342,549
Seadrill Ltd.	6,800	237,679
Trinity Ltd.	175,000	194,000
TOTAL BERMUDA		1,639,487
Brazil - 4.1%
Arezzo Industria e Comercio SA	1,900	27,204
Banco ABC Brasil SA	3,000	19,823
Banco Bradesco SA (PN) sponsored ADR	24,700	474,981
Banco do Brasil SA	18,511	313,728
Banco do Estado do Rio Grande do Sul SA	10,500	106,273
Banco Pine SA	1,800	12,010
Banco Santander (Brasil) SA ADR	12,100	112,288
BM&F Bovespa SA	37,900	221,605
BR Malls Participacoes SA	22,200	258,466
BR Properties SA	5,000	55,505
Braskem SA Class A sponsored ADR	22,480	545,590
Cia.Hering SA	1,100	23,571
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	8,600	258,172
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	5,400	161,178
Companhia de Saneamento de Minas Gerais	1,500	31,427
Cyrela Brazil Realty SA	9,500	93,089
Eletropaulo Metropolitana SA (PN-B)	7,100	166,011
Even Construtora e Incorporadora SA	8,400	41,101
Fibria Celulose SA sponsored ADR	11,164	133,521
Hypermarcas SA	9,800	75,307
Iguatemi Empresa de Shopping Centers SA	6,800	148,607
Itau Unibanco Banco Multiplo SA sponsored ADR	12,827	261,286
Light SA	5,300	94,985
Localiza Rent A Car SA	4,200	68,069
Marcopolo SA (PN)	7,200	29,381
Mills Estruturas e Servicos de Engenharia SA	3,000	40,614
Multiplan Empreendimentos Imobiliarios SA	11,900	256,995
Multiplus SA	1,000	17,329
Odontoprev SA	1,600	27,385
OGX Petroleo e Gas Participacoes SA (a)	36,700	305,676
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	9,000	276,570
Common Stocks - continued
	Shares	Value
Brazil - continued
Qualicorp SA	3,000	$ 28,043
T4F Entretenimento SA	1,700	15,891
Tecnisa SA	5,700	43,654
Tegma Gestao Logistica	5,000	76,586
Telecomunicacoes de Sao Paulo SA sponsored ADR	10,200	323,544
TIM Participacoes SA sponsored ADR (non-vtg.)	5,000	250,200
Totvs SA	800	14,332
Ultrapar Participacoes SA	4,600	82,143
Vale SA (PN-A) sponsored ADR	24,500	723,240
TOTAL BRAZIL		6,215,380
British Virgin Islands - 0.1%
Mail.ru Group Ltd.:
GDR (a)(e)	2,700	96,444
GDR (Reg. S)	100	3,572
TOTAL BRITISH VIRGIN ISLANDS		100,016
Canada - 2.8%
Agnico-Eagle Mines Ltd. (Canada)	4,390	244,175
Eldorado Gold Corp.	10,100	173,901
Fairfax Financial Holdings Ltd. (sub. vtg.)	865	340,423
First Quantum Minerals Ltd.	900	124,779
Goldcorp, Inc.	3,300	157,816
Kinross Gold Corp.	17,000	277,580
Niko Resources Ltd.	6,070	417,479
Open Text Corp. (a)	4,800	324,002
Pacific Rubiales Energy Corp.	1,700	48,897
Pan American Silver Corp.	4,900	147,882
Petrobank Energy & Resources Ltd. (a)	5,900	91,396
Petrominerales Ltd.	6,051	193,044
Potash Corp. of Saskatchewan, Inc.	2,200	127,017
Power Corp. of Canada (sub. vtg.)	6,200	164,507
Quadra FNX Mining Ltd. (a)	1,100	17,512
Suncor Energy, Inc.	6,600	252,975
TAG Oil Ltd. (a)	500	3,585
The Toronto-Dominion Bank	4,300	344,261
Tuscany International Drilling, Inc. (a)	14,300	16,614
Uranium One, Inc.	68,900	243,032
Yamana Gold, Inc.	35,400	460,934
TOTAL CANADA		4,171,811
Cayman Islands - 1.5%
Central China Real Estate Ltd.	91,050	25,234
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Changyou.com Ltd. (A Shares) ADR (a)	2,500	$ 129,575
China High Speed Transmission Equipment Group Co. Ltd.	38,000	29,644
China Lilang Ltd.	15,000	20,632
China Shangshui Cement Group Ltd.	153,000	185,513
China ZhengTong Auto Services Holdings Ltd.	42,500	56,166
Country Garden Holdings Co. Ltd.	170,000	87,249
Eurasia Drilling Co. Ltd. GDR (Reg. S)	4,200	123,900
EVA Precision Industrial Holdings Ltd.	212,000	80,243
Gourmet Master Co. Ltd.	3,000	24,307
Haitian International Holdings Ltd.	31,000	37,548
Hengdeli Holdings Ltd.	334,000	165,847
Intime Department Store Group Co. Ltd.	17,000	28,487
JA Solar Holdings Co. Ltd. ADR (a)	4,300	20,640
Kaisa Group Holdings Ltd. (a)	135,000	49,020
Kingboard Chemical Holdings Ltd.	24,500	116,468
NVC Lighting Holdings Ltd.	312,000	162,930
Sands China Ltd. (a)	85,000	255,748
Shenguan Holdings Group Ltd.	110,000	70,428
SOHO China Ltd.	78,000	70,756
TPK Holdings Co.	2,000	58,864
Trina Solar Ltd. (a)	1,500	26,865
Vantage Drilling Co. (a)	8,900	14,507
Wynn Macau Ltd.	109,800	383,197
TOTAL CAYMAN ISLANDS		2,223,768
Chile - 0.2%
Banco Santander Chile sponsored ADR	2,800	260,344
CFR Pharmaceuticals SA	354,346	88,683
TOTAL CHILE		349,027
China - 2.3%
Agricultural Bank China Ltd. (H Shares)	247,000	134,057
Anhui Expressway Co. Ltd. (H Shares)	48,000	32,333
Baidu.com, Inc. sponsored ADR (a)	3,615	567,808
China Communications Construction Co. Ltd. (H Shares)	160,000	135,698
China Communications Services Corp. Ltd. (H Shares)	198,000	100,095
China Construction Bank Corp. (H Shares)	139,000	112,002
China Datang Corp. Renewable Power Co. Ltd. (a)	103,000	23,524
China Merchants Bank Co. Ltd. (H Shares)	79,183	187,955
China Minsheng Banking Corp. Ltd. (H Shares)	195,000	172,137
China National Building Materials Co. Ltd. (H Shares)	78,000	156,725
China Telecom Corp. Ltd. (H Shares)	282,000	184,758
Common Stocks - continued
	Shares	Value
China - continued
Digital China Holdings Ltd. (H Shares)	42,000	$ 71,672
Dongfeng Motor Group Co. Ltd. (H Shares)	38,000	75,183
Great Wall Motor Co. Ltd. (H Shares)	50,000	75,445
Guangzhou R F Properties Co. Ltd. (H Shares)	44,800	57,826
Harbin Power Equipment Co. Ltd. (H Shares)	122,000	160,605
Industrial & Commercial Bank of China Ltd. (H Shares)	930,285	707,818
NetEase.com, Inc. sponsored ADR (a)	1,100	55,572
Nine Dragons Paper (Holdings) Ltd.	123,000	104,160
Shenzhen Expwy Co. (H Shares)	38,000	20,039
SINA Corp. (a)	800	86,472
Yantai Changyu Pioneer Wine Co. (B Shares)	6,290	75,459
Yanzhou Coal Mining Co. Ltd. (H Shares)	36,000	137,912
ZTE Corp. (H Shares)	22,800	71,234
TOTAL CHINA		3,506,489
Cyprus - 0.0%
AFI Development PLC GDR (Reg. S)	9,100	7,917
Czech Republic - 0.1%
Ceske Energeticke Zavody AS	2,500	129,187
Denmark - 1.5%
Novo Nordisk A/S:
Series B	1,249	152,773
Series B sponsored ADR	11,100	1,354,422
Pandora A/S	5,100	146,163
Vestas Wind Systems AS (a)	9,595	212,069
William Demant Holding A/S (a)	4,460	391,375
TOTAL DENMARK		2,256,802
Egypt - 0.1%
Commercial International Bank Ltd. sponsored GDR	25,909	114,518
Finland - 0.8%
Metso Corp.	6,570	322,380
Nokian Tyres PLC	10,502	492,833
Outotec OYJ	9,412	464,266
TOTAL FINLAND		1,279,479
France - 5.3%
Alstom SA	14,931	788,527
Atos Origin SA	4,113	227,171
Audika SA	1,000	26,223
AXA SA sponsored ADR	60,200	1,125,740
BNP Paribas SA	12,651	826,444
Common Stocks - continued
	Shares	Value
France - continued
Christian Dior SA	2,600	$ 416,543
Compagnie de St. Gobain	3,379	196,147
Danone	11,580	828,608
Laurent-Perrier Group	409	57,004
PPR SA	1,900	352,172
Remy Cointreau SA	4,352	388,947
Safran SA	16,914	705,513
Saft Groupe SA	1,329	43,214
Schneider Electric SA	1,321	191,991
Societe Generale Series A	16,774	837,173
Total SA sponsored ADR	5,000	270,350
Unibail-Rodamco	2,321	518,248
Vetoquinol SA	400	16,231
VINCI SA	2,400	139,731
Virbac SA	190	33,293
TOTAL FRANCE		7,989,270
Georgia - 0.0%
Bank of Georgia GDR (Reg. S)	3,000	51,300
Germany - 5.0%
Allianz AG sponsored ADR	13,600	177,480
alstria office REIT-AG	12,300	179,207
BASF AG	5,402	490,705
Bayer AG	3,823	307,228
Bayerische Motoren Werke AG (BMW)	5,861	587,981
Bilfinger Berger AG	512	50,665
CTS Eventim AG	1,874	68,447
Daimler AG (United States)	8,800	634,920
Deutsche Boerse AG (a)	2,450	181,928
E.ON AG	24,443	675,024
Fielmann AG	479	50,105
HeidelbergCement AG	7,700	425,401
Kabel Deutschland Holding AG (a)	2,686	151,539
Linde AG	6,657	1,195,639
MAN SE	3,050	363,037
Metro AG	6,800	376,509
MTU Aero Engines Holdings AG	2,200	162,922
Siemens AG sponsored ADR	9,100	1,158,339
Software AG (Bearer)	759	37,156
Volkswagen AG	1,217	223,302
TOTAL GERMANY		7,497,534
Common Stocks - continued
	Shares	Value
Greece - 0.0%
Terna Energy SA	6,249	$ 23,345
Hong Kong - 2.2%
China Insurance International Holdings Co. Ltd. (a)	47,000	108,186
China Overseas Land & Investment Ltd.	82,000	184,121
China Power International Development Ltd.	417,000	104,333
China Resources Power Holdings Co. Ltd.	70,000	136,339
CNOOC Ltd.	243,000	540,917
Galaxy Entertainment Group Ltd. (a)	23,000	59,611
Hong Kong Exchanges and Clearing Ltd.	26,400	545,018
Swire Pacific Ltd. (A Shares)	40,000	563,525
Techtronic Industries Co. Ltd.	147,000	153,530
Wharf Holdings Ltd.	119,000	875,651
TOTAL HONG KONG		3,271,231
India - 1.2%
Apollo Tyres Ltd.	8,934	14,792
Bank of Baroda	20,826	414,781
Bharti Airtel Ltd.	36,183	357,861
Grasim Industries Ltd.	285	14,888
HCL Technologies Ltd.	5,240	57,698
Indian Overseas Bank	52,782	165,414
Jain Irrigation Systems Ltd.	15,348	60,475
Jyothy Laboratories Ltd.	6,140	33,110
Punjab National Bank	1,627	41,775
Reliance Industries Ltd.	4,163	77,963
Sintex Industries Ltd.	18,785	74,868
State Bank of India	2,547	135,087
Tata Consultancy Services Ltd.	8,800	226,320
Tata Power Co. Ltd.	1,647	47,730
Thermax Ltd.	3,171	41,016
TOTAL INDIA		1,763,778
Indonesia - 1.2%
PT Astra International Tbk	35,500	294,441
PT Bank Rakyat Indonesia Tbk	747,500	606,794
PT Bank Tabungan Negara Tbk	292,500	58,500
PT Bumi Serpong Damai Tbk	489,900	58,788
PT Ciputra Development Tbk	613,500	39,697
PT Energi Mega Persada Tbk (a)	533,500	16,005
PT Gadjah Tunggal Tbk	81,500	31,401
PT Indofood Sukses Makmur Tbk	293,000	218,888
PT Indosat Tbk	147,000	94,253
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Indosat Tbk sponsored ADR	1,000	$ 32,520
PT Semen Gresik (Persero) Tbk	131,500	146,197
PT Summarecon Agung Tbk	192,000	28,913
PT Tower Bersama Infrastructure Tbk	250,000	65,441
PT XL Axiata Tbk	166,000	112,294
TOTAL INDONESIA		1,804,132
Ireland - 0.5%
CRH PLC sponsored ADR (d)	23,304	462,118
James Hardie Industries NV sponsored ADR (a)	11,065	343,236
TOTAL IRELAND		805,354
Israel - 0.4%
Azrieli Group	5,882	159,387
Ituran Location & Control Ltd.	1,861	25,291
Teva Pharmaceutical Industries Ltd. sponsored ADR	8,800	410,432
TOTAL ISRAEL		595,110
Italy - 1.5%
Azimut Holdings SpA	6,214	50,893
ENI SpA	12,700	275,975
Fiat Industrial SpA (a)	26,800	354,462
Fiat SpA	14,300	141,877
Interpump Group SpA	24,825	201,713
Intesa Sanpaolo SpA	227,492	528,225
Prysmian SpA	4,500	83,474
Saipem SpA	7,360	384,726
UniCredit SpA	129,001	231,694
TOTAL ITALY		2,253,039
Japan - 11.2%
ABC-Mart, Inc.	4,500	174,235
Aisin Seiki Co. Ltd.	10,000	386,409
Aozora Bank Ltd.	19,000	46,411
Asahi Co. Ltd.	800	16,527
Asahi Glass Co. Ltd.	36,000	417,696
Autobacs Seven Co. Ltd.	8,400	378,718
Canon, Inc.	7,300	352,035
Daikoku Denki Co. Ltd.	2,400	23,387
Daikokutenbussan Co. Ltd.	1,500	50,965
Denso Corp.	32,400	1,159,353
Fanuc Corp.	4,500	854,219
Fast Retailing Co. Ltd.	1,500	266,615
Common Stocks - continued
	Shares	Value
Japan - continued
FCC Co. Ltd.	2,300	$ 55,375
GCA Savvian Group Corp.	16	23,657
Glory Ltd.	900	21,084
Goldcrest Co. Ltd.	860	20,214
Honda Motor Co. Ltd.	16,000	634,980
Itochu Corp.	27,400	316,845
Japan Retail Fund Investment Corp.	233	364,190
Japan Tobacco, Inc.	27	122,783
JSR Corp.	7,100	145,386
Kamigumi Co. Ltd.	4,000	39,810
Kayaba Industry Co. Ltd.	17,000	138,933
Keyence Corp.	2,110	596,826
Kobayashi Pharmaceutical Co. Ltd.	6,900	355,467
Kubota Corp.	17,000	154,334
Kyoto Kimono Yuzen Co. Ltd.	1,600	18,377
Meiko Network Japan Co. Ltd.	900	8,501
Miraial Co. Ltd.	300	6,268
Mitsubishi Corp.	42,300	1,133,826
Mitsubishi UFJ Financial Group, Inc.	63,500	322,529
Mitsui & Co. Ltd.	36,900	697,583
Nabtesco Corp.	2,400	60,869
Nagaileben Co. Ltd.	600	18,679
Nihon M&A Center, Inc.	5	25,239
Nihon Parkerizing Co. Ltd.	3,000	45,137
Nippon Electric Glass Co. Ltd.	40,000	506,204
Nippon Seiki Co. Ltd.	3,000	35,588
Nippon Telegraph & Telephone Corp.	2,900	143,458
Nippon Thompson Co. Ltd.	8,000	64,237
Obic Co. Ltd.	1,390	274,695
ORIX Corp.	5,330	577,564
Osaka Securities Exchange Co. Ltd.	72	360,164
OSG Corp.	2,800	45,075
Promise Co. Ltd. (a)	9,800	86,203
Ricoh Co. Ltd.	11,000	118,911
Seven & i Holdings Co., Ltd.	6,300	179,673
Seven Bank Ltd.	8	16,517
SHO-BOND Holdings Co. Ltd.	6,300	154,134
Shoei Co. Ltd.	1,100	8,475
SOFTBANK CORP.	3,800	148,613
Sumitomo Mitsui Financial Group, Inc.	32,600	1,025,829
The Nippon Synthetic Chemical Industry Co. Ltd.	5,000	33,912
Tokio Marine Holdings, Inc.	8,300	245,339
Common Stocks - continued
	Shares	Value
Japan - continued
Tokyo Electron Ltd.	10,400	$ 562,126
Tokyo Gas Co. Ltd.	164,000	782,018
Toyota Motor Corp.	4,700	191,923
Tsumura & Co.	1,100	36,059
Tsutsumi Jewelry Co. Ltd.	600	15,225
Unicharm Corp.	8,200	370,766
USS Co. Ltd.	9,220	735,540
West Japan Railway Co.	4,100	174,462
Yamada Denki Co. Ltd.	1,680	134,243
Yamatake Corp.	900	20,592
Yamato Kogyo Co. Ltd.	12,900	389,020
TOTAL JAPAN		16,890,027
Kazakhstan - 0.1%
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	6,500	120,250
Korea (South) - 4.3%
BS Financial Group, Inc. (a)	8,890	137,022
Cheil Worldwide, Inc.	3,510	55,432
CJ CGV Co. Ltd.	2,050	60,860
CJ Corp.	1,993	160,680
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	1,630	57,977
Daum Communications Corp.	328	41,066
Dong-A Pharmaceutical Co. Ltd.	346	37,084
Doosan Co. Ltd.	969	136,026
GS Holdings Corp.	2,423	208,218
Hankook Tire Co. Ltd.	1,550	63,070
Honam Petrochemical Corp.	341	139,725
Hyundai Department Store Co. Ltd.	1,097	191,452
Hyundai Engineering & Construction Co. Ltd.	1,459	119,565
Hyundai Fire & Marine Insurance Co. Ltd.	2,310	74,057
Hyundai Heavy Industries Co. Ltd.	708	273,987
Hyundai Hysco Co. Ltd.	1,610	73,987
Hyundai Mobis	660	237,883
Hyundai Motor Co.	2,369	528,043
Hyundai Steel Co.	1,281	157,953
Industrial Bank of Korea	13,650	234,988
Kia Motors Corp.	4,980	365,600
Korea Gas Corp.	1,700	57,484
Korea Zinc Co. Ltd.	222	92,123
KT&G Corp.	3,289	204,646
LG Chemical Ltd.	589	262,572
LIG Non-Life Insurance Co. Ltd.	2,510	62,375
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Lotte Samkang Co. Ltd.	223	$ 92,220
Meritz Fire & Marine Insurance Co. Ltd.	1,949	22,646
NCsoft Corp.	58	17,879
Nong Shim Co. Ltd.	465	111,586
Paradise Co. Ltd.	13,153	100,553
Samsung Card Co. Ltd.	1,957	111,373
Samsung Electronics Co. Ltd.	1,574	1,260,037
Samsung Heavy Industries Ltd.	2,160	87,994
Shinhan Financial Group Co. Ltd.	8,290	397,111
Shinhan Financial Group Co. Ltd. sponsored ADR	900	86,418
Shinsegae Co. Ltd.	174	54,133
SK Chemicals Co. Ltd.	1,244	94,276
SKC Co. Ltd.	270	17,850
Sungwoo Hitech Co. Ltd.	2,240	49,079
TOTAL KOREA (SOUTH)		6,537,030
Luxembourg - 0.4%
ArcelorMittal SA:
(Netherlands)	2,449	76,335
Class A unit	10,600	330,190
GlobeOp Financial Services SA	3,400	24,614
Millicom International Cellular SA unit	1,800	216,280
TOTAL LUXEMBOURG		647,419
Malaysia - 0.2%
Axiata Group Bhd	94,900	163,207
RHB Capital Bhd	31,175	95,769
TOTAL MALAYSIA		258,976
Mauritius - 0.1%
Golden Agri-Resources Ltd.	165,000	100,029
Mexico - 0.6%
America Movil SAB de CV Series L sponsored ADR	8,200	211,560
Coca-Cola FEMSA SAB de CV Series L	4,400	42,492
Wal-Mart de Mexico SA de CV Series V	218,500	602,784
TOTAL MEXICO		856,836
Netherlands - 2.2%
Aalberts Industries NV	2,900	56,732
ASM International NV unit	650	18,473
ASML Holding NV	12,700	452,755
Gemalto NV	6,762	322,911
Common Stocks - continued
	Shares	Value
Netherlands - continued
Heijmans NV unit	910	$ 20,973
ING Groep NV:
(Certificaten Van Aandelen) (a)	42,610	457,232
sponsored ADR (a)	63,800	685,212
Koninklijke KPN NV (d)	26,826	383,368
Koninklijke Philips Electronics NV	11,400	283,138
QIAGEN NV (a)	13,700	232,078
Randstad Holdings NV	5,350	241,569
Yandex NV	5,500	192,335
TOTAL NETHERLANDS		3,346,776
Nigeria - 0.1%
Guaranty Trust Bank PLC GDR (Reg. S)	20,346	84,436
Guinness Nigeria PLC	6,394	9,654
TOTAL NIGERIA		94,090
Norway - 0.8%
Aker Solutions ASA	27,953	492,152
DnB NOR ASA	21,500	313,851
Kvaerner ASA (a)	27,953	59,391
Telenor ASA	16,400	274,734
TOTAL NORWAY		1,140,128
Panama - 0.0%
Copa Holdings SA Class A	400	26,244
Papua New Guinea - 0.0%
Oil Search Ltd.	2,098	15,743
Peru - 0.1%
Compania de Minas Buenaventura SA sponsored ADR	3,800	155,572
Philippines - 0.0%
Globe Telecom, Inc.	960	21,847
Jollibee Food Corp.	7,100	14,650
Megaworld Corp.	70,000	3,638
TOTAL PHILIPPINES		40,135
Poland - 0.1%
Polska Grupa Energetyczna SA	9,300	77,578
Polski Koncern Naftowy Orlen SA (a)	5,800	97,514
TVN SA	4,900	29,762
TOTAL POLAND		204,854
Common Stocks - continued
	Shares	Value
Portugal - 0.6%
Energias de Portugal SA	109,089	$ 379,322
Jeronimo Martins SGPS SA	28,025	549,050
TOTAL PORTUGAL		928,372
Russia - 1.9%
Cherkizovo Group OJSC GDR (a)	3,018	58,966
Magnit OJSC GDR (Reg. S)	4,900	151,165
Mechel Steel Group OAO sponsored ADR	7,900	196,552
Mostotrest OAO (a)	3,400	26,845
OAO Gazprom sponsored ADR	55,416	812,399
OAO NOVATEK GDR	2,100	327,180
OAO Tatneft sponsored ADR	3,554	148,664
Rosneft Oil Co. OJSC GDR (Reg. S)	27,400	233,722
Sberbank (Savings Bank of the Russian Federation)	99,600	366,353
Sberbank of Russia sponsored ADR	10,000	149,500
Uralkali JSC GDR (Reg. S)	7,253	357,283
TOTAL RUSSIA		2,828,629
Singapore - 1.1%
City Developments Ltd.	20,000	175,393
DBS Group Holdings Ltd.	10,372	133,768
Keppel Corp. Ltd.	14,100	129,624
Keppel Land Ltd.	50,000	159,033
Singapore Exchange Ltd.	30,000	186,106
Straits Asia Resources Ltd.	42,000	105,685
United Overseas Bank Ltd.	28,746	488,191
Wing Tai Holdings Ltd.	107,000	131,512
Yanlord Land Group Ltd.	182,000	188,174
TOTAL SINGAPORE		1,697,486
South Africa - 1.6%
African Bank Investments Ltd.	29,400	148,287
African Rainbow Minerals Ltd.	18,963	536,436
Barloworld Ltd.	5,645	54,494
Clicks Group Ltd.	28,054	167,950
Foschini Ltd.	11,698	153,878
Impala Platinum Holdings Ltd.	4,300	110,308
JSE Ltd.	28,200	279,109
Life Healthcare Group Holdings Ltd.	31,907	82,854
Mr Price Group Ltd.	29,700	327,605
MTN Group Ltd.	7,500	162,651
PSG Group Ltd.	1,290	8,978
Sanlam Ltd.	32,400	131,123
Common Stocks - continued
	Shares	Value
South Africa - continued
Sasol Ltd.	1,400	$ 70,240
Sasol Ltd. sponsored ADR	3,014	151,152
Steinhoff International Holdings Ltd.	17,314	60,534
TOTAL SOUTH AFRICA		2,445,599
Spain - 2.5%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	25,349	264,137
Banco Santander SA	22,922	241,252
Banco Santander SA sponsored ADR	85,012	867,973
Gestevision Telecinco SA	16,220	152,419
Grifols SA	546	11,960
Iberdrola SA	64,745	527,381
Iberdrola SA	1,703	13,872
Inditex SA	4,959	449,894
International Consolidated Airlines Group SA (a)	34,400	134,006
Prosegur Compania de Seguridad SA (Reg.)	5,751	264,674
Red Electrica Corporacion SA	2,800	153,022
Telefonica SA sponsored ADR	34,320	766,022
TOTAL SPAIN		3,846,612
Sweden - 0.8%
Fagerhult AB	5,900	161,757
H&M Hennes & Mauritz AB (B Shares)	18,196	622,068
Intrum Justitia AB	2,300	35,733
Swedish Match Co.	7,700	286,982
Telefonaktiebolaget LM Ericsson (B Shares)	9,542	119,845
TOTAL SWEDEN		1,226,385
Switzerland - 5.7%
Bank Sarasin & Co. Ltd. Series B (Reg.)	1,727	73,004
Lonza Group AG	2,242	191,399
Nestle SA	46,099	2,940,608
Novartis AG sponsored ADR	4,000	244,800
Roche Holding AG (participation certificate)	12,970	2,331,389
The Swatch Group AG (Bearer)	2,180	1,184,990
Transocean Ltd. (United States)	12,320	758,419
Zurich Financial Services AG	3,558	848,681
TOTAL SWITZERLAND		8,573,290
Taiwan - 1.8%
Advanced Semiconductor Engineering, Inc. sponsored ADR (d)	23,431	124,419
Catcher Technology Co. Ltd.	23,000	200,693
Chroma ATE, Inc.	25,116	63,051
Common Stocks - continued
	Shares	Value
Taiwan - continued
Compal Electronics, Inc.	43,000	$ 55,686
Formosa Chemicals & Fibre Corp.	43,000	155,592
Formosa Plastics Corp.	62,000	232,929
Fubon Financial Holding Co. Ltd.	190,846	310,587
Hon Hai Precision Industry Co. Ltd. (Foxconn)	30,643	87,324
HTC Corp.	6,565	195,041
Huaku Development Co. Ltd.	17,508	52,015
Kinsus Interconnect Technology Corp.	16,000	65,928
Leofoo Development Co. Ltd. (a)	14,000	9,259
President Chain Store Corp.	23,000	146,936
SIMPLO Technology Co. Ltd.	8,400	72,278
Taishin Financial Holdings Co. Ltd.	352,222	187,819
Taiwan Cement Corp.	145,179	229,230
Taiwan Semiconductor Manufacturing Co. Ltd.	156,035	387,173
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	9,800	121,128
TOTAL TAIWAN		2,697,088
Thailand - 0.9%
Advanced Info Service PCL (For. Reg.)	50,500	195,894
Asian Property Development PCL (For. Reg.)	337,460	68,569
Banpu PCL (For. Reg.)	2,250	55,315
Charoen Pokphand Foods PCL (For. Reg.)	42,100	44,893
Glow Energy PCL (For. Reg.)	32,700	62,050
PTT PCL (For. Reg.)	17,600	205,112
Siam Cement PCL (For. Reg.)	12,000	176,524
Siam Commercial Bank PCL (For. Reg.)	106,300	451,619
IRPC Public Co. Ltd.	242,700	46,869
Total Access Communication PCL (For. Reg.)	200	453
TOTAL THAILAND		1,307,298
Turkey - 0.9%
Albaraka Turk Katilim Bankasi AS	18,000	23,866
Anadolu Efes Biracilik ve Malt Sanayii AS	2,157	28,472
Aygaz AS	11,010	68,430
Boyner Buyuk Magazacilik AS (a)	7,049	16,690
Coca-Cola Icecek AS	23,489	337,861
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	24,000	36,652
Turkcell Iletisim Hizmet AS sponsored ADR (a)	9,942	127,258
Turkiye Garanti Bankasi AS	131,700	581,557
Turkiye Vakiflar Bankasi TAO	55,000	115,248
TOTAL TURKEY		1,336,034
Common Stocks - continued
	Shares	Value
United Arab Emirates - 0.0%
Dubai Financial Market PJSC (a)	32,918	$ 10,217
First Gulf Bank PJSC	2,750	12,504
TOTAL UNITED ARAB EMIRATES		22,721
United Kingdom - 15.8%
3Legs Resources PLC	5,200	20,487
Aberdeen Asset Management PLC	65,266	236,245
Aegis Group PLC	103,764	264,025
AMEC PLC	1,822	31,525
Anglo American PLC (United Kingdom)	27,931	1,329,694
Aviva PLC	38,672	251,873
Babcock International Group PLC	36,100	399,721
BAE Systems PLC	40,400	201,615
Barclays PLC	190,480	691,230
Bellway PLC	2,828	30,640
BG Group PLC	66,863	1,584,968
BHP Billiton PLC ADR	34,600	2,600,190
BP PLC sponsored ADR	34,087	1,548,913
Britvic PLC	8,000	46,083
Centrica PLC	26,275	132,246
Dechra Pharmaceuticals PLC	3,500	27,004
Derwent London PLC	800	23,587
GlaxoSmithKline PLC sponsored ADR	31,300	1,390,346
Great Portland Estates PLC	6,372	43,536
H&T Group PLC	5,264	30,979
HSBC Holdings PLC sponsored ADR	4,651	227,294
Imperial Tobacco Group PLC	15,324	532,550
InterContinental Hotel Group PLC ADR	21,150	418,136
International Power PLC	28,850	144,780
Johnson Matthey PLC	13,492	451,829
Kazakhmys PLC	5,300	117,282
Lloyds Banking Group PLC (a)	463,500	327,451
Meggitt PLC	28,198	179,743
Micro Focus International PLC	4,800	22,851
Mothercare PLC	2,499	16,701
Next PLC	3,400	132,559
Persimmon PLC	3,137	23,781
Prudential PLC	36,639	412,748
Reckitt Benckiser Group PLC	11,138	632,083
Rio Tinto PLC	7,196	508,003
Rio Tinto PLC sponsored ADR	14,760	1,047,665
Rolls-Royce Group PLC	42,852	459,007
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Rotork PLC	7,103	$ 184,932
Royal Dutch Shell PLC Class A sponsored ADR	36,200	2,662,872
Serco Group PLC	43,839	388,617
Shaftesbury PLC	22,233	186,686
Spectris PLC	2,470	63,660
Spirax-Sarco Engineering PLC	2,404	74,074
Standard Chartered PLC (United Kingdom)	36,373	930,281
Ted Baker PLC	3,075	40,535
Tesco PLC	72,283	455,001
Ultra Electronics Holdings PLC	1,100	28,405
Unite Group PLC (a)	60,302	209,368
Vedanta Resources PLC	9,100	264,413
Victrex PLC	9,318	223,175
Vodafone Group PLC sponsored ADR	44,900	1,261,690
Wolseley PLC	4,663	138,934
Xstrata PLC	9,500	202,036
TOTAL UNITED KINGDOM		23,854,049
United States of America - 5.6%
Allergan, Inc.	3,200	260,192
ANSYS, Inc. (a)	300	15,180
Autoliv, Inc.	7,400	489,584
Berkshire Hathaway, Inc. Class B (a)	6,845	507,694
Broadridge Financial Solutions, Inc.	690	15,911
Cognizant Technology Solutions Corp. Class A (a)	900	62,883
CTC Media, Inc.	5,800	122,148
Cymer, Inc. (a)	4,150	182,725
Dril-Quip, Inc. (a)	440	31,024
eBay, Inc. (a)	8,164	267,371
Evercore Partners, Inc. Class A	420	11,941
Freeport-McMoRan Copper & Gold, Inc.	2,940	155,702
Google, Inc. Class A (a)	520	313,919
ION Geophysical Corp. (a)	32,241	326,924
JPMorgan Chase & Co.	6,163	249,293
Juniper Networks, Inc. (a)	27,260	637,611
Kansas City Southern (a)	920	54,602
Lam Research Corp. (a)	3,440	140,627
Martin Marietta Materials, Inc.	2,140	161,827
MasterCard, Inc. Class A	2,009	609,229
Mead Johnson Nutrition Co. Class A	9,000	642,330
Mohawk Industries, Inc. (a)	7,230	376,177
Nuance Communications, Inc. (a)	7,251	145,093
Common Stocks - continued
	Shares	Value
United States of America - continued
Oceaneering International, Inc.	620	$ 26,784
Philip Morris International, Inc.	9,100	647,647
PriceSmart, Inc.	2,250	131,670
ResMed, Inc. (a)	10,370	314,107
Sohu.com, Inc. (a)	700	63,070
Solera Holdings, Inc.	3,062	171,105
Solutia, Inc. (a)	584	12,521
Union Pacific Corp.	4,700	481,656
Visa, Inc. Class A	8,901	761,392
TOTAL UNITED STATES OF AMERICA		8,389,939
TOTAL COMMON STOCKS (Cost $144,942,255)		146,999,409
Nonconvertible Preferred Stocks - 0.3%

Germany - 0.1%
Volkswagen AG	700	140,258
Italy - 0.2%
Fiat Industrial SpA (a)	9,700	72,544
Fiat SpA (Risparmio Shares)	11,400	81,737
Telecom Italia SpA (Risparmio Shares)	180,000	193,564
TOTAL ITALY		347,845
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $478,405)		488,103
Money Market Funds - 0.5%

Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c) (Cost $740,128)	740,128	740,128
Cash Equivalents - 1.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.16%, dated 7/29/11 due 8/1/11 (Collateralized by U.S. Government Obligations) # (Cost $1,542,000)	$ 1,542,020	$ 1,542,000
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $147,702,788)		149,769,640
NET OTHER ASSETS (LIABILITIES) - 0.8%		1,208,584
NET ASSETS - 100%		$ 150,978,224
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $96,444 or 0.1% of net assets.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,542,000 due 8/01/11 at 0.16%
BNP Paribas Securities Corp.	$ 213,342
Barclays Capital, Inc.	407,169
Credit Agricole Securities (USA), Inc.	342,879
HSBC Securities (USA), Inc.	428,600
Mizuho Securities USA, Inc.	150,010
$ 1,542,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 25,631
Other Information

The following is a summary of the inputs used, as of July 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 23,854,049	$ 21,662,744	$ 2,191,305	$ -
Japan	16,890,027	14,064,939	2,825,088	-
Switzerland	8,573,290	8,573,290	-	-
United States of America	8,389,939	8,389,939	-	-
France	7,989,270	7,989,270	-	-
Germany	7,637,792	7,637,792	-	-
Korea (South)	6,537,030	6,139,919	397,111	-
Brazil	6,215,380	6,215,380	-	-
Australia	4,434,877	4,434,877	-	-
Other	56,965,858	51,415,017	5,550,841	-
Money Market Funds	740,128	740,128	-	-
Cash Equivalents	1,542,000	-	1,542,000	-
Total Investments in Securities:	$ 149,769,640	$ 137,263,295	$ 12,506,345	$ -
Income Tax Information

At July 31, 2011, the cost of investment securities for income tax purposes was $148,361,338. Net unrealized appreciation aggregated $1,408,302, of which $12,231,988 related to appreciated investment securities and $10,823,686 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Worldwide Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2011

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Worldwide Fund

1.883452.102

AWLD-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value
Australia - 1.6%
Australia & New Zealand Banking Group Ltd.	244,941	$ 5,605,445
carsales.com Ltd. (d)	238,660	1,206,138
Commonwealth Bank of Australia	73,520	3,979,673
Iluka Resources Ltd.	34,776	678,550
Macquarie Group Ltd.	78,951	2,391,408
Newcrest Mining Ltd.	92,133	4,003,327
QBE Insurance Group Ltd.	81,271	1,464,330
Worleyparsons Ltd.	41,420	1,251,872
TOTAL AUSTRALIA		20,580,743
Austria - 0.2%
Osterreichische Elektrizitatswirtschafts AG	48,300	1,975,814
Bailiwick of Guernsey - 0.0%
Ashmore Global Opportunities Ltd.	49,599	651,374
Bailiwick of Jersey - 1.3%
Experian PLC	176,600	2,326,500
Shire PLC	132,800	4,609,735
Shire PLC sponsored ADR	91,000	9,464,000
Velti PLC (a)	32,500	536,575
TOTAL BAILIWICK OF JERSEY		16,936,810
Belgium - 0.1%
Anheuser-Busch InBev SA NV	26,911	1,548,797
Bermuda - 0.5%
African Minerals Ltd. (a)	177,200	1,802,073
Cheung Kong Infrastructure Holdings Ltd.	292,000	1,682,209
Li & Fung Ltd.	516,000	858,036
Noble Group Ltd.	1,474,363	2,289,631
TOTAL BERMUDA		6,631,949
Brazil - 0.9%
Anhanguera Educacional Participacoes SA	74,000	1,435,444
Arezzo Industria e Comercio SA	51,200	733,079
International Meal Comp Holdings S.A.	72,200	716,787
Qualicorp SA	330,000	3,084,709
Souza Cruz Industria Comerico	199,500	2,379,287
TIM Participacoes SA sponsored ADR (non-vtg.)	49,000	2,451,960
TOTAL BRAZIL		10,801,266
British Virgin Islands - 0.2%
Arcos Dorados Holdings, Inc.	45,500	1,067,430
HLS Systems International Ltd. (a)(d)	65,600	457,232
Mail.ru Group Ltd. GDR (Reg. S)	43,800	1,564,536
TOTAL BRITISH VIRGIN ISLANDS		3,089,198
Canada - 2.7%
Bombardier, Inc. Class B (sub. vtg.)	103,900	628,577
Canadian Natural Resources Ltd.	64,900	2,620,726

	Shares	Value
First Quantum Minerals Ltd.	11,300	$ 1,566,672
Gildan Activewear, Inc.	36,000	1,079,171
InterOil Corp. (a)	10,500	657,300
Keyera Corp.	353,000	16,220,117
Open Text Corp. (a)	41,800	2,821,522
SunOpta, Inc. (a)	268,000	1,578,521
Trinidad Drilling Ltd.	206,900	2,163,420
Valeant Pharmaceuticals International, Inc. (Canada)	71,400	3,930,214
TOTAL CANADA		33,266,240
Cayman Islands - 1.3%
Biostime International Holdings Ltd.	496,500	1,086,798
Bosideng International Holdings Ltd.	2,392,000	702,825
China Automation Group Ltd.	482,000	260,363
China Kanghui Holdings sponsored ADR (a)(d)	91,500	1,993,785
China Shineway Pharmaceutical Group Ltd.	186,000	314,542
China ZhengTong Auto Services Holdings Ltd.	934,000	1,234,340
Ctrip.com International Ltd. sponsored ADR (a)	27,200	1,253,920
Hengdeli Holdings Ltd.	2,720,000	1,350,612
Herbalife Ltd.	29,000	1,615,880
Microport Scientific Corp.	980,000	584,696
Mongolian Mining Corp.	996,000	1,221,710
Phoenix New Media Ltd. ADR	20,500	209,920
Sands China Ltd. (a)	1,038,800	3,125,543
Shenguan Holdings Group Ltd.	1,912,000	1,224,163
TOTAL CAYMAN ISLANDS		16,179,097
China - 0.5%
Baidu.com, Inc. sponsored ADR (a)	21,000	3,298,470
SINA Corp. (a)	18,600	2,010,474
Zhaojin Mining Industry Co. Ltd. (H Shares)	511,000	1,018,879
TOTAL CHINA		6,327,823
Curacao - 0.6%
Schlumberger Ltd.	87,000	7,862,190
Cyprus - 0.0%
Aisi Realty Public Ltd. (a)	1,232,268	19,824
Denmark - 1.2%
Carlsberg A/S Series B	34,800	3,422,918
Novo Nordisk A/S Series B	54,816	6,704,883
William Demant Holding A/S (a)	58,200	5,107,183
TOTAL DENMARK		15,234,984
Finland - 0.3%
Amer Group PLC (A Shares)	79,900	1,214,630
Nokian Tyres PLC	63,000	2,956,434
TOTAL FINLAND		4,171,064
Common Stocks - continued
	Shares	Value
France - 5.7%
Air Liquide SA	18,600	$ 2,564,303
Alcatel-Lucent SA sponsored ADR (a)	2,816,400	11,406,420
Alstom SA	59,735	3,154,690
Arkema SA	26,330	2,578,269
Atos Origin SA	76,408	4,220,206
AXA SA	180,237	3,395,143
BNP Paribas SA	102,288	6,682,105
Club Mediterranee SA (a)	26,800	636,530
Compagnie Generale de Geophysique SA (a)	16,300	547,367
Danone	68,100	4,872,904
Iliad SA	33,422	4,293,203
Ipsos SA	2,500	118,558
JC Decaux SA (a)	37,500	1,036,148
L'Oreal SA	19,900	2,402,124
LVMH Moet Hennessy - Louis Vuitton	31,132	5,723,461
Pernod-Ricard SA	17,814	1,769,199
PPR SA	21,450	3,975,836
Safran SA	51,200	2,135,642
Sanofi-Aventis	59,011	4,585,029
Schneider Electric SA	16,638	2,418,123
Societe Generale Series A	24,200	1,207,797
Unibail-Rodamco	6,389	1,426,577
TOTAL FRANCE		71,149,634
Germany - 2.7%
Aareal Bank AG (a)	69,248	2,059,132
Allianz AG	9,589	1,254,621
Bayer AG	46,647	3,748,694
Bayerische Motoren Werke AG (BMW)	42,702	4,283,902
Commerzbank AG (a)	260,100	993,360
Fresenius Medical Care AG & Co. KGaA	52,700	4,044,424
GEA Group AG	92,890	3,238,625
Gerry Weber International AG (Bearer)	19,400	643,910
HeidelbergCement AG	11,766	650,035
Kabel Deutschland Holding AG (a)	91,800	5,179,165
Siemens AG	57,197	7,309,883
TOTAL GERMANY		33,405,751
Hong Kong - 0.8%
AIA Group Ltd.	1,010,800	3,715,700
I.T Ltd.	798,000	784,300
Sun Art Retail Group Ltd.	169,000	217,273
Techtronic Industries Co. Ltd.	3,575,500	3,734,323
Wharf Holdings Ltd.	264,000	1,942,621
TOTAL HONG KONG		10,394,217
India - 0.7%
Apollo Hospitals Enterprise Ltd.	113,442	1,352,272
Bharti Airtel Ltd.	286,506	2,833,629
Housing Development Finance Corp. Ltd.	105,996	1,651,917
Larsen & Toubro Ltd.	16,958	661,884

	Shares	Value
Shriram Transport Finance Co. Ltd.	41,265	$ 597,880
The Jammu & Kashmir Bank Ltd.	30,114	590,564
Titan Industries Ltd.	175,420	905,669
TOTAL INDIA		8,593,815
Indonesia - 0.3%
PT Astra International Tbk	82,000	680,117
PT Sarana Menara Nusantara (a)	913,000	1,364,129
PT Tower Bersama Infrastructure Tbk	3,992,500	1,045,095
PT XL Axiata Tbk	1,171,500	792,485
TOTAL INDONESIA		3,881,826
Ireland - 0.4%
Accenture PLC Class A	20,700	1,224,198
Ingersoll-Rand Co. Ltd.	42,300	1,582,866
James Hardie Industries NV CDI (a)	297,856	1,875,082
Kenmare Resources PLC (a)	709,000	644,798
TOTAL IRELAND		5,326,944
Israel - 0.1%
Israel Chemicals Ltd.	81,400	1,380,064
Italy - 0.6%
Prada SpA	144,900	883,106
Prysmian SpA	104,600	1,940,302
Saipem SpA	84,317	4,407,469
TOTAL ITALY		7,230,877
Japan - 7.6%
ABC-Mart, Inc.	84,500	3,271,747
Aozora Bank Ltd.	566,000	1,382,551
Asahi Glass Co. Ltd.	136,000	1,577,964
Asics Corp.	200,000	3,048,139
Calbee, Inc.	25,200	1,060,846
Canon, Inc.	94,450	4,554,759
Cosmos Pharmaceutical Corp.	47,300	2,206,289
Credit Saison Co. Ltd.	76,100	1,297,255
DeNA Co. Ltd.	70,900	3,542,006
Denso Corp.	69,500	2,486,884
Digital Garage, Inc. (a)	94	315,226
Don Quijote Co. Ltd.	84,700	2,917,426
Fanuc Corp.	21,200	4,024,323
Honda Motor Co. Ltd.	133,700	5,306,055
Japan Tobacco, Inc.	749	3,406,094
JSR Corp.	126,300	2,586,225
Kakaku.com, Inc.	58,000	2,294,679
KDDI Corp.	736	5,469,915
Keyence Corp.	10,400	2,941,701
Misumi Group, Inc.	70,500	1,972,150
Mitsubishi Corp.	195,100	5,229,537
Mitsubishi Estate Co. Ltd.	87,000	1,564,451
Mitsubishi UFJ Financial Group, Inc.	837,800	4,255,348
Mitsui & Co. Ltd.	120,900	2,285,578
Nitto Denko Corp.	11,800	570,337
ORIX Corp.	73,700	7,986,202
Common Stocks - continued
	Shares	Value
Japan - continued
Rakuten, Inc.	3,737	$ 3,801,820
So-net M3, Inc.	222	2,010,446
SOFTBANK CORP.	115,200	4,505,321
Start Today Co. Ltd.	185,900	4,618,214
Toyota Motor Corp.	60,100	2,454,160
TOTAL JAPAN		94,943,648
Korea (South) - 0.9%
Hyundai Motor Co.	8,720	1,943,660
Kia Motors Corp.	27,270	2,001,991
NHN Corp. (a)	5,430	1,081,571
Orion Corp.	6,624	3,216,816
Samsung Electronics Co. Ltd.	1,927	1,542,624
Shinhan Financial Group Co. Ltd.	22,350	1,070,620
TOTAL KOREA (SOUTH)		10,857,282
Luxembourg - 0.4%
Brait SA	516,600	1,353,064
Millicom International Cellular SA	11,500	1,374,250
Millicom International Cellular SA unit	15,000	1,802,332
TOTAL LUXEMBOURG		4,529,646
Mexico - 0.2%
Wal-Mart de Mexico SA de CV Series V	1,042,400	2,875,709
Netherlands - 2.0%
AEGON NV (a)	292,700	1,674,989
Gemalto NV	82,858	3,956,777
ING Groep NV (Certificaten Van Aandelen) (a)	539,800	5,792,386
LyondellBasell Industries NV Class A	336,600	13,282,236
TOTAL NETHERLANDS		24,706,388
Norway - 0.6%
Aker Solutions ASA	130,200	2,292,356
DnB NOR ASA	315,600	4,607,043
Kvaerner ASA (a)	19,400	41,218
TOTAL NORWAY		6,940,617
Philippines - 0.1%
Alliance Global Group, Inc.	6,500,000	1,786,189
Poland - 0.2%
Eurocash SA	232,100	2,268,948
Qatar - 0.1%
Commercial Bank of Qatar GDR (Reg. S)	279,659	1,136,669
Singapore - 0.1%
Keppel Corp. Ltd.	155,400	1,428,624
South Africa - 0.4%
AngloGold Ashanti Ltd. sponsored ADR	44,700	1,874,718
Sanlam Ltd.	311,800	1,261,853
Shoprite Holdings Ltd.	125,400	1,952,085
TOTAL SOUTH AFRICA		5,088,656

	Shares	Value
Spain - 0.5%
Banco Bilbao Vizcaya Argentaria SA	89,796	$ 940,580
Banco Santander SA (d)	356,917	3,756,525
Prosegur Compania de Seguridad SA (Reg.)	19,900	915,844
Viscofan Envolturas Celulosicas SA	31,300	1,167,060
TOTAL SPAIN		6,780,009
Sweden - 0.5%
Elekta AB (B Shares)	60,400	2,783,919
Swedbank AB (A Shares)	195,000	3,427,768
TOTAL SWEDEN		6,211,687
Switzerland - 2.6%
Compagnie Financiere Richemont SA Series A	16,640	1,078,352
Kuehne & Nagel International AG	10,620	1,488,350
Nestle SA	164,083	10,466,735
Partners Group Holding	12,748	2,425,802
Schindler Holding AG (participation certificate)	31,036	3,660,101
The Swatch Group AG (Bearer)	5,440	2,957,040
Transocean Ltd. (United States)	47,100	2,899,476
UBS AG (a)	209,530	3,455,963
Zurich Financial Services AG	19,138	4,564,938
TOTAL SWITZERLAND		32,996,757
Taiwan - 0.5%
Catcher Technology Co. Ltd.	317,000	2,766,067
HIWIN Technologies Corp.	130,810	1,580,772
WPG Holding Co. Ltd.	877,000	1,463,691
TOTAL TAIWAN		5,810,530
Turkey - 0.1%
Boyner Buyuk Magazacilik AS (a)	514,000	1,217,000
United Kingdom - 10.3%
Aberdeen Asset Management PLC	474,742	1,718,437
Anglo American PLC (United Kingdom)	68,818	3,276,177
Ashmore Group PLC	269,000	1,780,934
Autonomy Corp. PLC (a)	128,100	3,534,957
Aviva PLC	363,200	2,365,546
Barclays PLC	1,035,748	3,758,608
BG Group PLC	291,563	6,911,415
BHP Billiton PLC	261,599	9,772,933
BP PLC	346,669	2,612,956
British American Tobacco PLC:
(United Kingdom)	192,300	8,877,620
sponsored ADR	99,000	9,050,580
British Land Co. PLC	332,855	3,196,526
Burberry Group PLC	132,500	3,249,629
Carphone Warehouse Group PLC	852,279	5,774,790
Diageo PLC sponsored ADR	35,000	2,843,400
GlaxoSmithKline PLC	153,700	3,427,076
HSBC Holdings PLC (United Kingdom)	580,528	5,660,273
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Imperial Tobacco Group PLC	85,378	$ 2,967,114
International Personal Finance PLC	517,515	2,677,790
Jazztel PLC (a)	228,700	1,422,871
Jupiter Fund Management PLC	122,700	470,326
Legal & General Group PLC	1,800,381	3,316,077
Lloyds Banking Group PLC (a)	2,775,954	1,961,139
Micro Focus International PLC	116,800	556,043
Ocado Group PLC (a)(d)	898,900	2,513,005
Reckitt Benckiser Group PLC	19,141	1,086,254
Rio Tinto PLC	18,440	1,301,775
Royal Dutch Shell PLC Class B	444,302	16,269,895
Royalblue Group PLC	15,700	473,194
SuperGroup PLC (a)(d)	65,400	1,143,391
Ultra Electronics Holdings PLC	32,400	836,645
Vodafone Group PLC	2,115,200	5,932,309
Vodafone Group PLC sponsored ADR	47,212	1,326,657
Wolseley PLC	106,760	3,180,918
Xstrata PLC	174,500	3,711,079
TOTAL UNITED KINGDOM		128,958,339
United States of America - 44.3%
Aetna, Inc.	107,000	4,439,430
Alexion Pharmaceuticals, Inc. (a)	49,000	2,783,200
Amazon.com, Inc. (a)	51,800	11,526,536
Apple, Inc. (a)	72,600	28,348,848
Ariba, Inc. (a)	88,000	2,910,160
Armstrong World Industries, Inc.	267,874	10,581,023
Ascena Retail Group, Inc. (a)	73,000	2,359,360
Baker Hughes, Inc.	286,000	22,130,680
Baxter International, Inc.	245,000	14,251,650
Biogen Idec, Inc. (a)	62,300	6,346,501
Brigham Exploration Co. (a)	23,000	731,400
Cabot Oil & Gas Corp.	69,000	5,111,520
Camden Property Trust (SBI)	75,000	5,030,250
Cameron International Corp. (a)	20,000	1,118,800
Carlisle Companies, Inc.	615,200	26,595,096
Casey's General Stores, Inc.	13,000	585,000
Ceva, Inc. (a)	6,100	184,342
CF Industries Holdings, Inc.	12,400	1,925,968
Chevron Corp.	126,000	13,106,520
Continental Resources, Inc. (a)	5,000	342,950
DSW, Inc. Class A (a)	209,663	11,107,946
Dunkin' Brands Group, Inc.	1,700	49,181
Edwards Lifesciences Corp. (a)	264,000	18,836,400
EMC Corp. (a)	115,000	2,999,200
EQT Corp.	171,000	10,855,080
Equity Residential (SBI)	267,000	16,505,940
Estee Lauder Companies, Inc. Class A	284,000	29,794,435
Exxon Mobil Corp.	274,000	21,862,460
FirstEnergy Corp.	60,000	2,679,000

	Shares	Value
Fossil, Inc. (a)	105,900	$ 13,308,453
G-III Apparel Group Ltd. (a)	189,600	5,852,952
Google, Inc. Class A (a)	32,500	19,619,925
Green Mountain Coffee Roasters, Inc. (a)	212,600	22,099,770
Halliburton Co.	29,800	1,630,954
Haynes International, Inc.	18,000	1,127,520
Informatica Corp. (a)	161,000	8,231,930
Intuit, Inc. (a)	426,000	19,894,200
iRobot Corp. (a)	232,000	8,110,720
KKR Financial Holdings LLC	126,000	1,195,740
Lorillard, Inc.	41,000	4,355,020
Magma Design Automation, Inc. (a)	26,000	193,440
MasterCard, Inc. Class A	78,200	23,714,150
McDonald's Corp.	85,000	7,350,800
National Oilwell Varco, Inc.	41,000	3,303,370
NextEra Energy, Inc.	43,000	2,375,750
Oasis Petroleum, Inc. (a)	79,000	2,333,660
ONEOK, Inc.	76,000	5,532,040
Perrigo Co.	151,000	13,636,810
Petrohawk Energy Corp. (a)	161,000	6,148,590
Pioneer Natural Resources Co.	71,000	6,602,290
Polycom, Inc. (a)	334,000	9,028,020
Polypore International, Inc. (a)	122,100	8,302,800
PPL Corp.	282,000	7,867,800
Prestige Brands Holdings, Inc. (a)	229,000	2,798,380
Prologis, Inc.	152,700	5,440,701
Riverbed Technology, Inc. (a)	28,000	801,640
Rosetta Resources, Inc. (a)	18,000	931,860
salesforce.com, Inc. (a)	34,000	4,920,140
Sequenom, Inc. (a)	308,000	2,174,480
Sirius XM Radio, Inc. (a)(d)	8,150,000	17,196,500
Southern Co.	158,000	6,247,320
Spectrum Brands Holdings, Inc. (a)	96,000	2,563,200
Starbucks Corp.	303,000	12,147,270
Steven Madden Ltd. (a)	43,000	1,638,300
TJX Companies, Inc.	51,000	2,820,300
UnitedHealth Group, Inc.	97,900	4,858,777
Virgin Media, Inc.	98,000	2,593,080
W.R. Grace & Co. (a)	219,000	11,046,360
TOTAL UNITED STATES OF AMERICA		555,093,888
TOTAL COMMON STOCKS (Cost $1,066,208,777)		1,180,270,887
Preferred Stocks - 1.1%

Convertible Preferred Stocks - 0.2%
United States of America - 0.2%
PPL Corp. 8.75%	32,000	1,706,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 0.9%
Germany - 0.8%
ProSiebenSat.1 Media AG	47,000	$ 1,215,913
Volkswagen AG	43,000	8,615,856
TOTAL GERMANY		9,831,769
Italy - 0.1%
Fiat Industrial SpA (a)	236,700	1,770,233
TOTAL NONCONVERTIBLE PREFERRED STOCKS		11,602,002
TOTAL PREFERRED STOCKS (Cost $10,383,719)		13,308,002
Money Market Funds - 5.3%

Fidelity Cash Central Fund, 0.14% (b)	52,798,329	52,798,329
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	14,403,100	14,403,100
TOTAL MONEY MARKET FUNDS (Cost $67,201,429)		67,201,429
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $1,143,793,925)		1,260,780,318
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(6,885,602)
NET ASSETS - 100%		$ 1,253,894,716
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 55,899
Fidelity Securities Lending Cash Central Fund	151,154
Total	$ 207,053
Other Information

The following is a summary of the inputs used, as of July 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United States of America	$ 556,799,888	$ 555,093,888	$ 1,706,000	$ -
United Kingdom	128,958,339	67,018,209	61,940,130	-
Japan	94,943,648	78,373,326	16,570,322	-
France	71,149,634	66,017,238	5,132,396	-
Germany	43,237,520	31,883,213	11,354,307	-
Canada	33,266,240	33,266,240	-	-
Switzerland	32,996,757	29,540,794	3,455,963	-
Netherlands	24,706,388	17,239,013	7,467,375	-
Australia	20,580,743	20,580,743	-	-
Cyprus	19,824	-	-	19,824
Other	186,919,908	168,288,768	18,631,140	-
Money Market Funds	67,201,429	67,201,429	-	-
Total Investments in Securities:	$ 1,260,780,318	$ 1,134,502,861	$ 126,257,633	$ 19,824
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 34,550
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(14,726)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 19,824
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2011	$ (14,726)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At July 31, 2011, the cost of investment securities for income tax purposes was $1,148,978,526. Net unrealized appreciation aggregated $111,801,792, of which $157,986,213 related to appreciated investment securities and $46,184,421 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Worldwide Fund

July 31, 2011

1.804829.107

WLD-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value
Australia - 1.6%
Australia & New Zealand Banking Group Ltd.	244,941	$ 5,605,445
carsales.com Ltd. (d)	238,660	1,206,138
Commonwealth Bank of Australia	73,520	3,979,673
Iluka Resources Ltd.	34,776	678,550
Macquarie Group Ltd.	78,951	2,391,408
Newcrest Mining Ltd.	92,133	4,003,327
QBE Insurance Group Ltd.	81,271	1,464,330
Worleyparsons Ltd.	41,420	1,251,872
TOTAL AUSTRALIA		20,580,743
Austria - 0.2%
Osterreichische Elektrizitatswirtschafts AG	48,300	1,975,814
Bailiwick of Guernsey - 0.0%
Ashmore Global Opportunities Ltd.	49,599	651,374
Bailiwick of Jersey - 1.3%
Experian PLC	176,600	2,326,500
Shire PLC	132,800	4,609,735
Shire PLC sponsored ADR	91,000	9,464,000
Velti PLC (a)	32,500	536,575
TOTAL BAILIWICK OF JERSEY		16,936,810
Belgium - 0.1%
Anheuser-Busch InBev SA NV	26,911	1,548,797
Bermuda - 0.5%
African Minerals Ltd. (a)	177,200	1,802,073
Cheung Kong Infrastructure Holdings Ltd.	292,000	1,682,209
Li & Fung Ltd.	516,000	858,036
Noble Group Ltd.	1,474,363	2,289,631
TOTAL BERMUDA		6,631,949
Brazil - 0.9%
Anhanguera Educacional Participacoes SA	74,000	1,435,444
Arezzo Industria e Comercio SA	51,200	733,079
International Meal Comp Holdings S.A.	72,200	716,787
Qualicorp SA	330,000	3,084,709
Souza Cruz Industria Comerico	199,500	2,379,287
TIM Participacoes SA sponsored ADR (non-vtg.)	49,000	2,451,960
TOTAL BRAZIL		10,801,266
British Virgin Islands - 0.2%
Arcos Dorados Holdings, Inc.	45,500	1,067,430
HLS Systems International Ltd. (a)(d)	65,600	457,232
Mail.ru Group Ltd. GDR (Reg. S)	43,800	1,564,536
TOTAL BRITISH VIRGIN ISLANDS		3,089,198
Canada - 2.7%
Bombardier, Inc. Class B (sub. vtg.)	103,900	628,577
Canadian Natural Resources Ltd.	64,900	2,620,726

	Shares	Value
First Quantum Minerals Ltd.	11,300	$ 1,566,672
Gildan Activewear, Inc.	36,000	1,079,171
InterOil Corp. (a)	10,500	657,300
Keyera Corp.	353,000	16,220,117
Open Text Corp. (a)	41,800	2,821,522
SunOpta, Inc. (a)	268,000	1,578,521
Trinidad Drilling Ltd.	206,900	2,163,420
Valeant Pharmaceuticals International, Inc. (Canada)	71,400	3,930,214
TOTAL CANADA		33,266,240
Cayman Islands - 1.3%
Biostime International Holdings Ltd.	496,500	1,086,798
Bosideng International Holdings Ltd.	2,392,000	702,825
China Automation Group Ltd.	482,000	260,363
China Kanghui Holdings sponsored ADR (a)(d)	91,500	1,993,785
China Shineway Pharmaceutical Group Ltd.	186,000	314,542
China ZhengTong Auto Services Holdings Ltd.	934,000	1,234,340
Ctrip.com International Ltd. sponsored ADR (a)	27,200	1,253,920
Hengdeli Holdings Ltd.	2,720,000	1,350,612
Herbalife Ltd.	29,000	1,615,880
Microport Scientific Corp.	980,000	584,696
Mongolian Mining Corp.	996,000	1,221,710
Phoenix New Media Ltd. ADR	20,500	209,920
Sands China Ltd. (a)	1,038,800	3,125,543
Shenguan Holdings Group Ltd.	1,912,000	1,224,163
TOTAL CAYMAN ISLANDS		16,179,097
China - 0.5%
Baidu.com, Inc. sponsored ADR (a)	21,000	3,298,470
SINA Corp. (a)	18,600	2,010,474
Zhaojin Mining Industry Co. Ltd. (H Shares)	511,000	1,018,879
TOTAL CHINA		6,327,823
Curacao - 0.6%
Schlumberger Ltd.	87,000	7,862,190
Cyprus - 0.0%
Aisi Realty Public Ltd. (a)	1,232,268	19,824
Denmark - 1.2%
Carlsberg A/S Series B	34,800	3,422,918
Novo Nordisk A/S Series B	54,816	6,704,883
William Demant Holding A/S (a)	58,200	5,107,183
TOTAL DENMARK		15,234,984
Finland - 0.3%
Amer Group PLC (A Shares)	79,900	1,214,630
Nokian Tyres PLC	63,000	2,956,434
TOTAL FINLAND		4,171,064
Common Stocks - continued
	Shares	Value
France - 5.7%
Air Liquide SA	18,600	$ 2,564,303
Alcatel-Lucent SA sponsored ADR (a)	2,816,400	11,406,420
Alstom SA	59,735	3,154,690
Arkema SA	26,330	2,578,269
Atos Origin SA	76,408	4,220,206
AXA SA	180,237	3,395,143
BNP Paribas SA	102,288	6,682,105
Club Mediterranee SA (a)	26,800	636,530
Compagnie Generale de Geophysique SA (a)	16,300	547,367
Danone	68,100	4,872,904
Iliad SA	33,422	4,293,203
Ipsos SA	2,500	118,558
JC Decaux SA (a)	37,500	1,036,148
L'Oreal SA	19,900	2,402,124
LVMH Moet Hennessy - Louis Vuitton	31,132	5,723,461
Pernod-Ricard SA	17,814	1,769,199
PPR SA	21,450	3,975,836
Safran SA	51,200	2,135,642
Sanofi-Aventis	59,011	4,585,029
Schneider Electric SA	16,638	2,418,123
Societe Generale Series A	24,200	1,207,797
Unibail-Rodamco	6,389	1,426,577
TOTAL FRANCE		71,149,634
Germany - 2.7%
Aareal Bank AG (a)	69,248	2,059,132
Allianz AG	9,589	1,254,621
Bayer AG	46,647	3,748,694
Bayerische Motoren Werke AG (BMW)	42,702	4,283,902
Commerzbank AG (a)	260,100	993,360
Fresenius Medical Care AG & Co. KGaA	52,700	4,044,424
GEA Group AG	92,890	3,238,625
Gerry Weber International AG (Bearer)	19,400	643,910
HeidelbergCement AG	11,766	650,035
Kabel Deutschland Holding AG (a)	91,800	5,179,165
Siemens AG	57,197	7,309,883
TOTAL GERMANY		33,405,751
Hong Kong - 0.8%
AIA Group Ltd.	1,010,800	3,715,700
I.T Ltd.	798,000	784,300
Sun Art Retail Group Ltd.	169,000	217,273
Techtronic Industries Co. Ltd.	3,575,500	3,734,323
Wharf Holdings Ltd.	264,000	1,942,621
TOTAL HONG KONG		10,394,217
India - 0.7%
Apollo Hospitals Enterprise Ltd.	113,442	1,352,272
Bharti Airtel Ltd.	286,506	2,833,629
Housing Development Finance Corp. Ltd.	105,996	1,651,917
Larsen & Toubro Ltd.	16,958	661,884

	Shares	Value
Shriram Transport Finance Co. Ltd.	41,265	$ 597,880
The Jammu & Kashmir Bank Ltd.	30,114	590,564
Titan Industries Ltd.	175,420	905,669
TOTAL INDIA		8,593,815
Indonesia - 0.3%
PT Astra International Tbk	82,000	680,117
PT Sarana Menara Nusantara (a)	913,000	1,364,129
PT Tower Bersama Infrastructure Tbk	3,992,500	1,045,095
PT XL Axiata Tbk	1,171,500	792,485
TOTAL INDONESIA		3,881,826
Ireland - 0.4%
Accenture PLC Class A	20,700	1,224,198
Ingersoll-Rand Co. Ltd.	42,300	1,582,866
James Hardie Industries NV CDI (a)	297,856	1,875,082
Kenmare Resources PLC (a)	709,000	644,798
TOTAL IRELAND		5,326,944
Israel - 0.1%
Israel Chemicals Ltd.	81,400	1,380,064
Italy - 0.6%
Prada SpA	144,900	883,106
Prysmian SpA	104,600	1,940,302
Saipem SpA	84,317	4,407,469
TOTAL ITALY		7,230,877
Japan - 7.6%
ABC-Mart, Inc.	84,500	3,271,747
Aozora Bank Ltd.	566,000	1,382,551
Asahi Glass Co. Ltd.	136,000	1,577,964
Asics Corp.	200,000	3,048,139
Calbee, Inc.	25,200	1,060,846
Canon, Inc.	94,450	4,554,759
Cosmos Pharmaceutical Corp.	47,300	2,206,289
Credit Saison Co. Ltd.	76,100	1,297,255
DeNA Co. Ltd.	70,900	3,542,006
Denso Corp.	69,500	2,486,884
Digital Garage, Inc. (a)	94	315,226
Don Quijote Co. Ltd.	84,700	2,917,426
Fanuc Corp.	21,200	4,024,323
Honda Motor Co. Ltd.	133,700	5,306,055
Japan Tobacco, Inc.	749	3,406,094
JSR Corp.	126,300	2,586,225
Kakaku.com, Inc.	58,000	2,294,679
KDDI Corp.	736	5,469,915
Keyence Corp.	10,400	2,941,701
Misumi Group, Inc.	70,500	1,972,150
Mitsubishi Corp.	195,100	5,229,537
Mitsubishi Estate Co. Ltd.	87,000	1,564,451
Mitsubishi UFJ Financial Group, Inc.	837,800	4,255,348
Mitsui & Co. Ltd.	120,900	2,285,578
Nitto Denko Corp.	11,800	570,337
ORIX Corp.	73,700	7,986,202
Common Stocks - continued
	Shares	Value
Japan - continued
Rakuten, Inc.	3,737	$ 3,801,820
So-net M3, Inc.	222	2,010,446
SOFTBANK CORP.	115,200	4,505,321
Start Today Co. Ltd.	185,900	4,618,214
Toyota Motor Corp.	60,100	2,454,160
TOTAL JAPAN		94,943,648
Korea (South) - 0.9%
Hyundai Motor Co.	8,720	1,943,660
Kia Motors Corp.	27,270	2,001,991
NHN Corp. (a)	5,430	1,081,571
Orion Corp.	6,624	3,216,816
Samsung Electronics Co. Ltd.	1,927	1,542,624
Shinhan Financial Group Co. Ltd.	22,350	1,070,620
TOTAL KOREA (SOUTH)		10,857,282
Luxembourg - 0.4%
Brait SA	516,600	1,353,064
Millicom International Cellular SA	11,500	1,374,250
Millicom International Cellular SA unit	15,000	1,802,332
TOTAL LUXEMBOURG		4,529,646
Mexico - 0.2%
Wal-Mart de Mexico SA de CV Series V	1,042,400	2,875,709
Netherlands - 2.0%
AEGON NV (a)	292,700	1,674,989
Gemalto NV	82,858	3,956,777
ING Groep NV (Certificaten Van Aandelen) (a)	539,800	5,792,386
LyondellBasell Industries NV Class A	336,600	13,282,236
TOTAL NETHERLANDS		24,706,388
Norway - 0.6%
Aker Solutions ASA	130,200	2,292,356
DnB NOR ASA	315,600	4,607,043
Kvaerner ASA (a)	19,400	41,218
TOTAL NORWAY		6,940,617
Philippines - 0.1%
Alliance Global Group, Inc.	6,500,000	1,786,189
Poland - 0.2%
Eurocash SA	232,100	2,268,948
Qatar - 0.1%
Commercial Bank of Qatar GDR (Reg. S)	279,659	1,136,669
Singapore - 0.1%
Keppel Corp. Ltd.	155,400	1,428,624
South Africa - 0.4%
AngloGold Ashanti Ltd. sponsored ADR	44,700	1,874,718
Sanlam Ltd.	311,800	1,261,853
Shoprite Holdings Ltd.	125,400	1,952,085
TOTAL SOUTH AFRICA		5,088,656

	Shares	Value
Spain - 0.5%
Banco Bilbao Vizcaya Argentaria SA	89,796	$ 940,580
Banco Santander SA (d)	356,917	3,756,525
Prosegur Compania de Seguridad SA (Reg.)	19,900	915,844
Viscofan Envolturas Celulosicas SA	31,300	1,167,060
TOTAL SPAIN		6,780,009
Sweden - 0.5%
Elekta AB (B Shares)	60,400	2,783,919
Swedbank AB (A Shares)	195,000	3,427,768
TOTAL SWEDEN		6,211,687
Switzerland - 2.6%
Compagnie Financiere Richemont SA Series A	16,640	1,078,352
Kuehne & Nagel International AG	10,620	1,488,350
Nestle SA	164,083	10,466,735
Partners Group Holding	12,748	2,425,802
Schindler Holding AG (participation certificate)	31,036	3,660,101
The Swatch Group AG (Bearer)	5,440	2,957,040
Transocean Ltd. (United States)	47,100	2,899,476
UBS AG (a)	209,530	3,455,963
Zurich Financial Services AG	19,138	4,564,938
TOTAL SWITZERLAND		32,996,757
Taiwan - 0.5%
Catcher Technology Co. Ltd.	317,000	2,766,067
HIWIN Technologies Corp.	130,810	1,580,772
WPG Holding Co. Ltd.	877,000	1,463,691
TOTAL TAIWAN		5,810,530
Turkey - 0.1%
Boyner Buyuk Magazacilik AS (a)	514,000	1,217,000
United Kingdom - 10.3%
Aberdeen Asset Management PLC	474,742	1,718,437
Anglo American PLC (United Kingdom)	68,818	3,276,177
Ashmore Group PLC	269,000	1,780,934
Autonomy Corp. PLC (a)	128,100	3,534,957
Aviva PLC	363,200	2,365,546
Barclays PLC	1,035,748	3,758,608
BG Group PLC	291,563	6,911,415
BHP Billiton PLC	261,599	9,772,933
BP PLC	346,669	2,612,956
British American Tobacco PLC:
(United Kingdom)	192,300	8,877,620
sponsored ADR	99,000	9,050,580
British Land Co. PLC	332,855	3,196,526
Burberry Group PLC	132,500	3,249,629
Carphone Warehouse Group PLC	852,279	5,774,790
Diageo PLC sponsored ADR	35,000	2,843,400
GlaxoSmithKline PLC	153,700	3,427,076
HSBC Holdings PLC (United Kingdom)	580,528	5,660,273
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Imperial Tobacco Group PLC	85,378	$ 2,967,114
International Personal Finance PLC	517,515	2,677,790
Jazztel PLC (a)	228,700	1,422,871
Jupiter Fund Management PLC	122,700	470,326
Legal & General Group PLC	1,800,381	3,316,077
Lloyds Banking Group PLC (a)	2,775,954	1,961,139
Micro Focus International PLC	116,800	556,043
Ocado Group PLC (a)(d)	898,900	2,513,005
Reckitt Benckiser Group PLC	19,141	1,086,254
Rio Tinto PLC	18,440	1,301,775
Royal Dutch Shell PLC Class B	444,302	16,269,895
Royalblue Group PLC	15,700	473,194
SuperGroup PLC (a)(d)	65,400	1,143,391
Ultra Electronics Holdings PLC	32,400	836,645
Vodafone Group PLC	2,115,200	5,932,309
Vodafone Group PLC sponsored ADR	47,212	1,326,657
Wolseley PLC	106,760	3,180,918
Xstrata PLC	174,500	3,711,079
TOTAL UNITED KINGDOM		128,958,339
United States of America - 44.3%
Aetna, Inc.	107,000	4,439,430
Alexion Pharmaceuticals, Inc. (a)	49,000	2,783,200
Amazon.com, Inc. (a)	51,800	11,526,536
Apple, Inc. (a)	72,600	28,348,848
Ariba, Inc. (a)	88,000	2,910,160
Armstrong World Industries, Inc.	267,874	10,581,023
Ascena Retail Group, Inc. (a)	73,000	2,359,360
Baker Hughes, Inc.	286,000	22,130,680
Baxter International, Inc.	245,000	14,251,650
Biogen Idec, Inc. (a)	62,300	6,346,501
Brigham Exploration Co. (a)	23,000	731,400
Cabot Oil & Gas Corp.	69,000	5,111,520
Camden Property Trust (SBI)	75,000	5,030,250
Cameron International Corp. (a)	20,000	1,118,800
Carlisle Companies, Inc.	615,200	26,595,096
Casey's General Stores, Inc.	13,000	585,000
Ceva, Inc. (a)	6,100	184,342
CF Industries Holdings, Inc.	12,400	1,925,968
Chevron Corp.	126,000	13,106,520
Continental Resources, Inc. (a)	5,000	342,950
DSW, Inc. Class A (a)	209,663	11,107,946
Dunkin' Brands Group, Inc.	1,700	49,181
Edwards Lifesciences Corp. (a)	264,000	18,836,400
EMC Corp. (a)	115,000	2,999,200
EQT Corp.	171,000	10,855,080
Equity Residential (SBI)	267,000	16,505,940
Estee Lauder Companies, Inc. Class A	284,000	29,794,435
Exxon Mobil Corp.	274,000	21,862,460
FirstEnergy Corp.	60,000	2,679,000

	Shares	Value
Fossil, Inc. (a)	105,900	$ 13,308,453
G-III Apparel Group Ltd. (a)	189,600	5,852,952
Google, Inc. Class A (a)	32,500	19,619,925
Green Mountain Coffee Roasters, Inc. (a)	212,600	22,099,770
Halliburton Co.	29,800	1,630,954
Haynes International, Inc.	18,000	1,127,520
Informatica Corp. (a)	161,000	8,231,930
Intuit, Inc. (a)	426,000	19,894,200
iRobot Corp. (a)	232,000	8,110,720
KKR Financial Holdings LLC	126,000	1,195,740
Lorillard, Inc.	41,000	4,355,020
Magma Design Automation, Inc. (a)	26,000	193,440
MasterCard, Inc. Class A	78,200	23,714,150
McDonald's Corp.	85,000	7,350,800
National Oilwell Varco, Inc.	41,000	3,303,370
NextEra Energy, Inc.	43,000	2,375,750
Oasis Petroleum, Inc. (a)	79,000	2,333,660
ONEOK, Inc.	76,000	5,532,040
Perrigo Co.	151,000	13,636,810
Petrohawk Energy Corp. (a)	161,000	6,148,590
Pioneer Natural Resources Co.	71,000	6,602,290
Polycom, Inc. (a)	334,000	9,028,020
Polypore International, Inc. (a)	122,100	8,302,800
PPL Corp.	282,000	7,867,800
Prestige Brands Holdings, Inc. (a)	229,000	2,798,380
Prologis, Inc.	152,700	5,440,701
Riverbed Technology, Inc. (a)	28,000	801,640
Rosetta Resources, Inc. (a)	18,000	931,860
salesforce.com, Inc. (a)	34,000	4,920,140
Sequenom, Inc. (a)	308,000	2,174,480
Sirius XM Radio, Inc. (a)(d)	8,150,000	17,196,500
Southern Co.	158,000	6,247,320
Spectrum Brands Holdings, Inc. (a)	96,000	2,563,200
Starbucks Corp.	303,000	12,147,270
Steven Madden Ltd. (a)	43,000	1,638,300
TJX Companies, Inc.	51,000	2,820,300
UnitedHealth Group, Inc.	97,900	4,858,777
Virgin Media, Inc.	98,000	2,593,080
W.R. Grace & Co. (a)	219,000	11,046,360
TOTAL UNITED STATES OF AMERICA		555,093,888
TOTAL COMMON STOCKS (Cost $1,066,208,777)		1,180,270,887
Preferred Stocks - 1.1%

Convertible Preferred Stocks - 0.2%
United States of America - 0.2%
PPL Corp. 8.75%	32,000	1,706,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 0.9%
Germany - 0.8%
ProSiebenSat.1 Media AG	47,000	$ 1,215,913
Volkswagen AG	43,000	8,615,856
TOTAL GERMANY		9,831,769
Italy - 0.1%
Fiat Industrial SpA (a)	236,700	1,770,233
TOTAL NONCONVERTIBLE PREFERRED STOCKS		11,602,002
TOTAL PREFERRED STOCKS (Cost $10,383,719)		13,308,002
Money Market Funds - 5.3%

Fidelity Cash Central Fund, 0.14% (b)	52,798,329	52,798,329
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	14,403,100	14,403,100
TOTAL MONEY MARKET FUNDS (Cost $67,201,429)		67,201,429
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $1,143,793,925)		1,260,780,318
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(6,885,602)
NET ASSETS - 100%		$ 1,253,894,716
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 55,899
Fidelity Securities Lending Cash Central Fund	151,154
Total	$ 207,053
Other Information

The following is a summary of the inputs used, as of July 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United States of America	$ 556,799,888	$ 555,093,888	$ 1,706,000	$ -
United Kingdom	128,958,339	67,018,209	61,940,130	-
Japan	94,943,648	78,373,326	16,570,322	-
France	71,149,634	66,017,238	5,132,396	-
Germany	43,237,520	31,883,213	11,354,307	-
Canada	33,266,240	33,266,240	-	-
Switzerland	32,996,757	29,540,794	3,455,963	-
Netherlands	24,706,388	17,239,013	7,467,375	-
Australia	20,580,743	20,580,743	-	-
Cyprus	19,824	-	-	19,824
Other	186,919,908	168,288,768	18,631,140	-
Money Market Funds	67,201,429	67,201,429	-	-
Total Investments in Securities:	$ 1,260,780,318	$ 1,134,502,861	$ 126,257,633	$ 19,824
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 34,550
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(14,726)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 19,824
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2011	$ (14,726)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At July 31, 2011, the cost of investment securities for income tax purposes was $1,148,978,526. Net unrealized appreciation aggregated $111,801,792, of which $157,986,213 related to appreciated investment securities and $46,184,421 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Investment Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Investment Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 29, 2011